UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:	BlackRock FundsSM
BlackRock Advantage Emerging Markets Fund
BlackRock Global Long/Short Equity Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer,
BlackRock FundsSM, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2021

Date of reporting period: 10/31/2020

Item 1 – Report to Stockholders

OCTOBER 31, 2020

2020 Semi-Annual Report (Unaudited)

BlackRock FundsSM

•	BlackRock Advantage Emerging Markets Fund
•	BlackRock Global Long/Short Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500 Index)	13.29%	9.71%
U.S. small cap equities (Russell 2000 Index)	18.13	(0.14)
International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)
Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of October 31, 2020	BlackRock Advantage Emerging Markets Fund

Investment Objective

BlackRock Advantage Emerging Markets Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended October 31, 2020, the Fund outperformed its benchmark, the MSCI Emerging Markets Index.

What factors influenced performance?

The period was characterized by a high degree of investor uncertainty as economies began to relax COVID-19 lockdown measures imposed earlier in 2020. Asia became the first region to reopen even as the pandemic spread to the rest of the world. This led to sizable regional differences in performance, as Asian emerging markets benefited from a stronger economic and market recovery once the coronavirus was under control there.

The Fund navigated this environment well, as stock selection insights captured the evolving landscape and capitalized on strong performance in the Asia emerging markets complex. Gains came from several parts of the stock selection model. Notably, sentiment measures correctly captured the Asian recovery with successful positioning in Taiwan, Malaysia, and China. Insights that seek to capture trends from sell-side analyst commentaries did well in identifying earnings trajectories amid new COVID-related trends. Similarly, text analyses that look at comments from company executives were also additive during the period.

Given the policy response that supported the market’s initial recovery and expectations for continued support, measures that evaluate stocks likely to benefit from COVID-related fiscal stimulus measures contributed to performance across information technology (“IT”) stocks in India. A local China A shares model also delivered strong gains, given expectations for the country’s recovery and the domestic focus of equities within the China A shares universe.

Finally, environmental, social and governance (“ESG”) related measures helped to provide differentiated returns and partially offset weakness from broader quality insights. A recently added insight that looks to capture investor flows into ESG-focused positions was one of the top performers during the period, with gains across China and Taiwan. Macro-thematic insights were also strong performers across industry and style positioning. An industry model motivated successful overweight positions in healthcare and communication services stocks in India and China respectively. Additionally, style positioning that was motivated by taking the opposite views from those of generic quantitative investors performed well.

Despite the Fund’s outperformance, however, there were parts of the stock selection model that struggled. Specifically, a country-timing model delivered losses due to a persistent underweight to South Korea, which ran counter to the strong risk-on rally in the region. Elsewhere, fundamental insights also declined, with notable weakness from measures based on relative valuations. Unsurprisingly, these signals broadly struggled, as investors continued to focus on growth-related positions during the period. This was highlighted by specific weakness for the signal composite across China IT stocks. Additionally, fundamental quality measures struggled, with weakness stemming from more traditional defensive measures. Insights demonstrating a preference for securities with balance sheet strength or cash flow generation went unrewarded during the period. Collectively, these insights proved overly defensive against the market’s risk-on tone.

The Fund was fully invested throughout the period. The investment adviser kept a higher average cash balance over the period, which was hedged by MSCI Emerging Markets Index futures to manage client flows. The Fund’s cash exposure had no material impact on Fund performance.

Describe recent portfolio activity.

Over the course of the period, the Fund maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection model. For instance, a new insight was added that looks to capture investor positioning in ESG-related holdings. This continued to build out the Fund’s positioning based on investor flows toward ESG and away from generic quantitative exposures. The Fund also implemented a new macro insight based on expected fiscal responses to the COVID-19 pandemic.

Describe portfolio positioning at period end.

Relative to the benchmark, the Fund ended the period overweight to stocks in Brazil and Taiwan, with a focus on materials and IT stocks, respectively. Notably, the Fund took a mixed view on Chinese equities through an overweight to the China A share market and industrial stocks, and an underweight to the China H share market and real estate stocks.

Elsewhere, the Fund had underweight exposure to Qatar and Mexico through its positioning in the financials and communication services sectors, respectively. The Fund held its persistent underweight position in South Korea, predominantly in industrials and IT stocks, which was motivated by worsening fundamentals and export competitiveness.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2020 (continued)	BlackRock Advantage Emerging Markets Fund

Performance Summary for the Period Ended October 31, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		Since Inception(c)
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	24.40%	8.37%	N/A	3.29%	N/A	1.55%	N/A
Investor A	24.29	7.91	2.25%	2.99	1.89%	1.30	0.70%
Investor C	23.88	7.19	6.19	2.24	2.24	0.53	0.53
Class K	24.52	8.37	N/A	3.31	N/A	1.56	N/A
MSCI Emerging Markets Index(d)	20.96	8.25	N/A	7.92	N/A	5.23	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.

(c)	The Fund commenced operations on October 6, 2011.
(d)

A free float-adjusted market capitalization index designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of 26 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

N/A— Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(a)
	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period(b)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period(b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,244.00	$4.81	$1,000.00	$1,020.92	$4.33	0.85%
Investor A	1,000.00	1,242.90	6.44	1,000.00	1,019.46	5.80	1.14
Investor C	1,000.00	1,238.80	10.72	1,000.00	1,015.63	9.65	1.90
Class K	1,000.00	1,245.20	4.58	1,000.00	1,021.12	4.13	0.81

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets
China	42%
Taiwan	14
South Korea	11
India	8
Brazil	6
South Africa	5
United States	5
Russia	4
Saudi Arabia	2
Malaysia	2
Thailand	2
Indonesia	1
Poland	1
Other	—
Liabilities in Excess of Other Assets	(3)

FUND SUMMARY	5

Fund Summary as of October 31, 2020	BlackRock Global Long/Short Equity Fund

Investment Objective

BlackRock Global Long/Short Equity Fund’s (the “Fund”) investment objective is to seek total return over the long term.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended October 31, 2020, the Fund underperformed its benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index.

What factors influenced performance?

The period was characterized by a strong market recovery as the global economy slowly reopened after COVID-19 lockdown measures imposed earlier in 2020. Ultimately, unprecedented levels of fiscal and monetary policy support spurred markets higher. Notably, however, performance within equities experienced a sharp bifurcation as investors sought companies likely to benefit during the recovery and from the evolving economy. Combined with improving activity levels and macroeconomic data, several indices reached new highs early in September 2020. Despite this, markets moved lower over the last two months of the period as investor concerns grew surrounding the resurgence of COVID-19, the lack of further fiscal stimulus measures, and uncertainty surrounding the U.S. presidential election. Collectively, this resulted in a wide dispersion of returns geographically.

The Fund’s performance during the period was broadly mixed. Initially, as economies re-opened following lockdowns, the Fund’s trend-based insights derived from alternative data correctly captured the evolving market backdrop. This reversed in September and October 2020, with losses representing the primary detractors from Fund performance for the period. Surprisingly, the losses came predominantly from the short side of the portfolio despite the market pullback.

Fundamental stock selection was a key detractor, notably within equities in Japan during September 2020 as the result of a quality motivated short position in information technology (“IT”) names. During the month, these Japanese IT stocks outperformed the Nasdaq by 15 percentage points, as equities in the country once again became a preferred source of relative safety. Elsewhere, traditional balance sheet insights were notably weak. Collectively, these insights motivated short positions across Europe in logistics and food retail stocks that performed poorly amid the resurgence of COVID-19 in the region. Additionally, fundamental valuation-based measures continued to come under pressure as investors’ preference for defensive growth positions persisted. This resulted in losses across contrarian-oriented insights throughout the period.

Despite the underperformance, portions of the stock selection model partially offset the Fund’s overall weakness. Strength in sentiment-based stock selection during the early to middle portion of the period was a highlight for the Fund. Notably, insights using higher-frequency data drove gains by correctly positioning the Fund amid the evolving economic backdrop. Insights using mobile application, online search, and transaction data in consumer stocks, specifically retail names, were some of the top performers. Additionally, newer research designed to capture trends in a post-COVID world were broadly additive. This led to insights that look to identify the shift toward a remote work environment and vaccine development, as well as retraining analyst commentary insights to identify COVID-related themes.

Elsewhere, ESG-related measures performed well and continued to demonstrate resilience in volatile markets. A recently added insight that looks to capture investor flows into ESG-related positions correctly positioned the portfolio for the evolving investor preference for these types of strategies. Finally, within macro-thematic insights, a continued preference for growth over value was broadly additive, motivating industry positioning in IT, health care, and consumer stocks over financials and energy stocks. However, country positioning slightly offset the gains, as a long position in Spain versus a short position in Sweden ran against coronavirus trends in Europe late in the period.

The Fund was fully invested throughout the period. The Fund’s cash exposure had no material impact on performance, as cash was principally held in conjunction with the Fund taking long and short positions via the use of total return swap contracts.

Describe recent portfolio activity.

Over the course of the period, the Fund maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection group of insights. These included a new insight that looked to capture companies within Europe likely to benefit from fiscal stimulus measures supporting sustainable businesses. This continued to build out the Fund’s positioning based on ESG and away from generic quantitative exposures. Additionally, given the dynamic nature of the current market environment, the Fund instituted enhanced signal constructs to identify emerging trends such as sentiment around vaccine development and news.

Describe portfolio positioning at period end.

The late surge in volatility as the U.S. presidential election approached prompted an emphasis on defensive positioning. The Fund maintained a continued preference for defensive growth over value, leverage, and volatility in its industry positioning. Specifically, the Fund held long positions in IT and consumer cyclicals, and short positions in telecommunications and financials. Geographically, the Fund was long stocks in the United States, Italy and France, and short stocks in Sweden, the Netherlands and Australia.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2020 (continued)	BlackRock Global Long/Short Equity Fund

Performance Summary for the Period Ended October 31, 2020

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		Since Inception(c)
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(0.50)%	(0.68)%	N/A	1.01%	N/A	3.02%	N/A
Investor A	(0.67)	(0.94)	(6.14)%	0.75	(0.33)%	2.75	2.05%
Investor C	(1.02)	(1.71)	(2.64)	0.00	0.00	1.99	1.99
Class K	(0.46)	(0.61)	N/A	1.06	N/A	3.06	N/A
ICE BofA 3-Month U.S. Treasury Bill Index(d)	0.06	0.92	N/A	1.20	N/A	0.78	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal conditions, the Fund invests at least 80% of its total assets in equity instruments and related derivative instruments issued by, or tied economically to, companies located in developed markets.

(c)	The Fund commenced operations on December 20, 2012.
(d)	ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that tracks 3-month U.S. Treasury securities.

N/A— Not applicable as the share class and index do not have a sales charge. Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(a)
	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period(b)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period(b)	Annualized Expense Ratio
Institutional	$1,000.00	$995.00	$7.89	$1,000.00	$1,017.29	$7.98	1.57%
Investor A	1,000.00	993.30	9.14	1,000.00	1,016.03	9.25	1.82
Investor C	1,000.00	989.80	12.89	1,000.00	1,012.25	13.04	2.57
Class K	1,000.00	995.40	7.64	1,000.00	1,017.54	7.73	1.52

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

GEOGRAPHIC ALLOCATION

	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	26%	25%	51%
Japan	8	8	16
Canada	2	2	4
France	2	1	3
Germany	2	2	4
United Kingdom	2	3	5
Australia	1	1	2
Sweden	1	1	2
Switzerland	1	2	3
Other(b)	5	5	10
	50%	50%	100%

(a)	Total investments include the gross values of long and short equity securities of the underlying derivative contracts utilized by the Fund and exclude short-term securities.
(b)	Includes holdings within countries that are 1% or less of net assets. Please refer to the Schedule of Investments for such countries.

FUND SUMMARY	7

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance of BlackRock Global Long/Short Equity Fund shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. Class K Shares performance of BlackRock Advantage Emerging Markets Fund shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately ten years. Effective November 23, 2020, the automatic conversion feature will be modified to reduce the conversion period from ten years to eight years.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waivers and/or reimbursements, each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested on May 1, 2020 and held through October 31, 2020) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

8	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2020	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.9%
Ambev SA	121,253	$257,385
Ambev SA, ADR	86,491	185,091
B2W Cia Digital(a)	4,732	62,049
B3 SA - Brasil Bolsa Balcao	47,634	423,795
Banco Bradesco SA, ADR	22,150	77,525
BRF SA(a)	22,103	64,638
BRF SA, ADR(a)	35,643	105,503
CCR SA(b)	25,808	50,195
Cia de Saneamento de Minas Gerais-COPASA	10,905	81,342
Cia Energetica de Minas Gerais, ADR	64,561	118,147
Cia Siderurgica Nacional SA	12,646	45,269
Cia Siderurgica Nacional SA, ADR	62,610	223,518
Gerdau SA, ADR	42,443	161,708
Hypera SA	26,528	128,989
Iochpe Maxion SA	22,052	51,037
Itau Unibanco Holding SA, ADR, Preference Shares	20,619	84,332
Localiza Rent a Car SA(b)	8,197	86,685
M Dias Branco SA	16,227	91,769
Marcopolo SA, Preference Shares(a)(b)	102,113	43,600
Petroleo Brasileiro SA, ADR, Preference Shares	28,732	189,919
Porto Seguro SA	14,135	116,816
Telefonica Brasil SA, ADR, Preference Shares	6,381	46,964
Tim SA	22,080	45,600
Tim SA, ADR	6,627	68,258
Totvs SA	41,260	194,149
Ultrapar Participacoes SA(a)	50,967	145,494
Vale SA	86,514	912,943
Vale SA, ADR	7,646	80,818
WEG SA	33,412	441,557

		4,585,095

China — 41.8%
3SBio, Inc.(a)(c)	215,500	200,996
Accelink Technologies Co. Ltd.	22,400	105,035
Agricultural Bank of China Ltd., Class H	1,171,000	398,393
Airtac International Group	7,000	188,446
Alibaba Group Holding Ltd.(a)	25,500	966,293
Alibaba Group Holding Ltd., ADR(a)	32,856	10,010,895
Angel Yeast Co. Ltd., Class A	10,757	84,985
Anhui Conch Cement Co. Ltd., Class A	24,101	183,634
Anta Sports Products Ltd.	24,000	266,427
BAIC Motor Corp. Ltd., Class H(c)	504,500	186,580
Baidu, Inc., ADR(a)	1,825	242,816
Bank of China Ltd., Class H	1,546,000	488,321
Bank of Jiangsu Co. Ltd., Class A	125,000	112,320
Baoshan Iron & Steel Co. Ltd., Class A	336,130	268,578
Beijing Enterprises Holdings Ltd.	130,000	391,658
Beijing New Building Materials PLC, Class A	6,600	34,052
BYD Co. Ltd., Class A	18,200	434,484
BYD Co. Ltd., Class H	30,500	616,551
Chacha Food Co. Ltd., Class A	12,585	111,889
Chaozhou Three-Circle Group Co. Ltd., Class A	26,100	121,251
China Communications Services Corp. Ltd., Class H	358,000	208,591
China Construction Bank Corp., Class H	1,071,000	738,040
China Life Insurance Co. Ltd., Class H	322,000	702,580
China Mengniu Dairy Co. Ltd.(a)	26,000	122,572
China Minsheng Banking Corp. Ltd., Class H	173,000	94,681
China Mobile Ltd.	109,000	666,703
China Oilfield Services Ltd., Class H	194,000	117,153
China Overseas Land & Investment Ltd.	11,000	27,630
China Railway Construction Corp. Ltd., Class H	59,000	39,967

Security	Shares	Value

China (continued)
China Resources Beer Holdings Co. Ltd.	6,000	$37,227
China Resources Pharmaceutical Group Ltd.(c)	119,500	59,741
China Telecom Corp. Ltd., Class H	980,000	307,631
China Unicom Hong Kong Ltd	322,000	198,477
Chongqing Changan Automobile Co. Ltd., Class A(a)	30,835	76,349
CITIC Ltd.	116,000	82,933
CNOOC Ltd.	314,000	287,296
Country Garden Services Holdings Co. Ltd.	5,000	31,488
CSPC Pharmaceutical Group Ltd.	446,720	474,383
East Money Information Co. Ltd., Class A	108,653	380,872
ENN Energy Holdings Ltd.	13,200	167,060
Focus Media Information Technology Co. Ltd., Class A	31,481	43,909
Great Wall Motor Co. Ltd., Class H	139,000	225,051
Guangzhou Wondfo Biotech Co. Ltd., Class A	5,160	58,767
Guotai Junan Securities Co. Ltd., Class A	59,286	163,468
Guotai Junan Securities Co. Ltd., Class H(c)	117,600	152,907
Haitong Securities Co. Ltd., Class H	246,000	208,398
Hangzhou Robam Appliances Co. Ltd., Class A	18,280	99,720
Henan Shuanghui Investment & Development Co. Ltd., Class A	29,604	221,423
Hithink RoyalFlush Information Network Co. Ltd., Class A	7,491	151,660
Huatai Securities Co. Ltd., Class A	97,400	297,174
Huatai Securities Co. Ltd., Class H(c)	368,800	597,312
Huaxia Bank Co. Ltd., Class A	65,700	59,519
Industrial & Commercial Bank of China Ltd., Class H	1,423,000	808,070
Industrial Bank Co. Ltd., Class A	127,000	338,056
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	11,561	68,740
Inspur Electronic Information Industry Co. Ltd., Class A	26,942	123,097
JD.com, Inc., ADR(a)	20,905	1,704,176
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,457	73,137
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	25,650	118,487
Kingdee International Software Group Co. Ltd.(a)	13,000	34,323
Kingsoft Corp. Ltd.	10,000	53,792
Lenovo Group Ltd.	1,032,000	647,966
Meituan, Class B(a)	88,300	3,291,750
NetEase, Inc., ADR	10,286	892,722
New China Life Insurance Co. Ltd., Class H	50,000	199,843
New Oriental Education & Technology Group, Inc., ADR(a)	1,203	192,937
NIO, Inc., ADR(a)	21,269	650,406
Offcn Education Technology Co. Ltd., Class A	32,834	194,116
Perfect World Co. Ltd., Class A	54,650	229,486
PetroChina Co. Ltd., Class H	1,288,000	361,718
Pharmaron Beijing Co. Ltd., Class H(c)	4,400	63,704
PICC Property & Casualty Co. Ltd., Class H	338,000	229,405
Ping An Insurance Group Co. of China Ltd., Class A	7,300	85,002
Ping An Insurance Group Co. of China Ltd., Class H	50,000	516,984
Postal Savings Bank of China Co. Ltd., Class H(c)	205,000	100,606
RiseSun Real Estate Development Co. Ltd., Class A	1	1
SAIC Motor Corp. Ltd., Class A	39,200	135,517
SF Holding Co. Ltd., Class A	30,604	379,298
SG Micro Corp., Class A	1,900	77,325
Shenzhen Inovance Technology Co. Ltd., Class A	38,854	373,723
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	7,954	460,683
Sinopec Engineering Group Co. Ltd., Class H	65,000	25,266
Sinotruk Hong Kong Ltd.	13,000	33,252
TAL Education Group, ADR(a)	6,460	429,332
Tencent Holdings Ltd.	125,700	9,604,185
Tingyi Cayman Islands Holding Corp.	300,000	548,976
Toly Bread Co. Ltd., Class A	8,900	84,704

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
TongFu Microelectronics Co. Ltd., Class A(a)	12,100	$45,068
Topsports International Holdings Ltd.(c)	35,000	47,856
Want Want China Holdings Ltd.	821,000	543,694
Wens Foodstuffs Group Co. Ltd., Class A	23,478	66,646
Westone Information Industry, Inc., Class A	28,098	77,700
Wuhu Sanqi Interactive Entertainment Network
Technology Group Co. Ltd., Class A	29,167	129,369
WuXi AppTec Co. Ltd., Class H, Class H(c)	38,700	618,747
Wuxi Biologics Cayman, Inc.(a)(c)	3,000	84,251
Xiaomi Corp., Class B(a)(c)	99,000	281,559
Yum China Holdings, Inc.	5,578	296,917
Zhejiang Dingli Machinery Co. Ltd., Class A	6,132	83,601
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	372,552	412,804
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	291,200	257,105

		48,590,388

Colombia — 0.1%
Bancolombia SA, ADR	3,262	83,148

Czech Republic(a) — 0.2%
Komercni banka A/S	2,068	41,897
Moneta Money Bank AS(c)	68,282	155,007

		196,904

Hong Kong — 0.2%
Sino Biopharmaceutical Ltd.(d)	178,000	180,313
Sun Art Retail Group Ltd.	69,500	75,299

		255,612

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC(a)	38,082	184,923

India — 8.0%
Asian Paints Ltd.	40,993	1,222,693
Bajaj Auto Ltd.	3,084	120,139
Coforge Ltd.	1,163	34,614
Dabur India Ltd.	92,965	641,549
Exide Industries Ltd.	44,380	95,188
HCL Technologies Ltd.	53,367	607,189
HDFC Bank Ltd.(a)	21,292	340,032
HDFC Life Insurance Co. Ltd.(a)(c)	7,187	57,167
Hemisphere Properties India Ltd.(a)	11,589	10,603
Hindustan Unilever Ltd.	7,412	207,242
Housing Development Finance Corp. Ltd.	39,615	1,027,741
Infosys Ltd.	76,826	1,100,697
Infosys Ltd., ADR	13,651	194,800
ITC Ltd.	70,908	158,460
Kotak Mahindra Bank Ltd.(a)	6,041	126,067
Nestle India Ltd.	3,728	862,827
Reliance Industries Ltd.	18,162	503,537
SRF Ltd.	1,413	84,160
Tata Consultancy Services Ltd.	50,995	1,837,882
Wipro Ltd.	13,246	60,746

		9,293,333

Indonesia — 1.2%
Bank Central Asia Tbk PT	395,200	777,617
Bank Negara Indonesia Persero Tbk PT	859,000	273,290
Kalbe Farma Tbk PT	656,300	68,092
Telekomunikasi Indonesia Persero Tbk PT	1,768,700	313,166

		1,432,165

Security	Shares	Value

Malaysia — 1.8%
Bursa Malaysia Bhd	20,200	$39,163
Hartalega Holdings Bhd	83,700	363,077
Hong Leong Financial Group BHD	12,300	41,803
Kossan Rubber Industries	49,000	88,536
Malayan Banking BHD(a)	116,100	195,469
Maxis Bhd	139,800	161,475
MISC BHD	25,600	40,609
Petronas Gas BHD	10,600	40,212
Public Bank Bhd(a)	134,600	488,359
RHB Bank Bhd(a)	200,700	204,265
Sime Darby BHD	303,300	175,925
Telekom Malaysia Bhd	189,100	190,615
UWC Bhd	42,200	65,501
VS Industry Bhd	70,400	39,697

		2,134,706

Mexico — 0.4%
Arca Continental SAB de CV	44,078	191,905
Coca-Cola Femsa SAB de CV	6,900	26,128
Grupo Aeroportuario del Centro Norte SAB de CV(a)	32,308	145,794
Grupo Financiero Banorte SAB de CV, Class O(a)	22,138	98,628

		462,455

Peru — 0.1%
Hochschild Mining PLC(a)	60,787	173,399

Philippines — 0.2%
BDO Unibank, Inc.	113,970	208,698

Poland — 1.0%
Bank Polska Kasa Opieki SA(a)	41,446	443,539
Grupa Lotos SA	8,164	57,578
Polski Koncern Naftowy ORLEN SA	20,736	199,857
Polskie Gornictwo Naftowe i Gazownictwo SA	13,098	13,812
Powszechna Kasa Oszczednosci Bank Polski SA(a)	61,041	292,826
Powszechny Zaklad Ubezpieczen SA(a)	27,898	152,479

		1,160,091

Russia — 3.5%
Aeroflot PJSC(a)(b)	76,352	54,750
Gazprom PJSC	25,913	50,488
LUKOIL PJSC	25,508	1,303,996
LUKOIL PJSC, ADR	12,127	620,455
Magnitogorsk Iron & Steel Works PJSC(a)	385,903	183,143
Magnitogorsk Iron & Steel Works PJSC, GDR	6,557	40,228
MMC Norilsk Nickel PJSC	2,692	640,716
Novatek PJSC, GDR	3,302	398,133
Novolipetsk Steel PJSC(a)	32,097	75,267
PhosAgro PJSC, GDR	4,169	48,037
Sberbank of Russia PJSC, ADR	14,918	150,693
Severstal PJSC	19,655	269,201
Tatneft PJSC	27,200	140,701
Yandex NV, Class A(a)	2,207	127,057

		4,102,865

Saudi Arabia — 2.0%
Al Rajhi Bank	40,479	710,215
Bank AlBilad	15,119	93,613
Jarir Marketing Co.	694	32,051
National Commercial Bank(a)	40,919	424,847
Riyad Bank	16,632	79,724
Samba Financial Group	40,467	297,280

10	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi Basic Industries Corp.	23,263	$557,960
Saudi British Bank	21,651	137,056

		2,332,746

South Africa — 4.8%
Absa Group Ltd.(a)	53,396	287,029
Anglo American Platinum Ltd.	3,414	226,058
AngloGold Ashanti Ltd.	7,604	175,238
AngloGold Ashanti Ltd., ADR	4,897	113,317
Barloworld Ltd.(a)	30,420	106,879
Capitec Bank Holdings Ltd.(a)	1,319	92,699
Clicks Group Ltd.(b)	21,849	316,784
FirstRand Ltd.(a)	79,482	184,504
Foschini Group Ltd.(a)	23,540	125,355
Gold Fields Ltd.	31,372	339,294
Investec Ltd.(a)	39,348	72,451
MTN Group Ltd.(a)	24,826	88,641
Naspers Ltd., N Shares(b)	13,265	2,589,692
Nedbank Group Ltd.(a)	16,792	99,335
Netcare Ltd.(a)(b)	293,989	233,041
Old Mutual Ltd.(a)	293,706	170,374
Shoprite Holdings Ltd.	4,281	33,911
SPAR Group Ltd.	2,120	22,491
Standard Bank Group Ltd.(a)	39,218	256,442
Telkom SA SOC Ltd.	27,064	42,586

		5,576,121

South Korea — 10.6%
BNK Financial Group, Inc.	14,996	73,256
Cheil Worldwide, Inc.	1,288	23,836
CJ Corp.	868	58,360
CJ Logistics Corp.(a)	910	128,434
Coway Co. Ltd.(a)	1,111	68,029
Dawonsys Co. Ltd.	2,663	49,489
DB Insurance Co. Ltd.	1,053	41,168
DGB Financial Group, Inc.	19,742	108,413
Doosan Bobcat, Inc.	4,149	106,025
GS Engineering & Construction Corp.	3,642	85,698
GS Holdings Corp.	3,871	113,143
Han Kuk Carbon Co. Ltd.	8,019	67,947
Hankook Tire & Technology Co. Ltd.	3,380	94,688
Hanwha Life Insurance Co. Ltd.	24,959	33,764
Hyundai Elevator Co. Ltd.	2,558	83,862
Hyundai Glovis Co. Ltd.	1,259	187,107
Kakao Corp.	787	229,482
KB Financial Group, Inc.	9,338	334,018
Kolon Industries, Inc.	4,381	137,869
Korea Zinc Co. Ltd..	256	86,581
KT Corp., ADR.	14,963	143,944
LG Chem Ltd.	1,419	773,754
LG Corp.	2,568	153,769
LG Display Co. Ltd.(a)	4,057	50,658
LG Display Co. Ltd., ADR(a)	15,989	100,251
LG Electronics, Inc.	1,185	88,092
LG Household & Health Care Ltd.	180	238,658
LG Uplus Corp.	7,312	71,581
NAVER Corp.	3,506	897,083
NCSoft Corp.	417	286,514
NongShim Co. Ltd.	230	58,539
POSCO	5,943	1,097,103
Posco International Corp.	3,700	43,700
Samsung Electro-Mechanics Co. Ltd.	279	33,161
Samsung Electronics Co. Ltd.	88,376	4,442,274

Security	Shares	Value

South Korea (continued)
Samsung Electronics Co. Ltd., Registered Shares, GDR	51	$64,340
Samsung Fire & Marine Insurance Co. Ltd.	348	55,024
Samsung SDI Co. Ltd.	453	178,453
Shinhan Financial Group Co. Ltd.	11,651	316,118
Shinhan Financial Group Co. Ltd., ADR	1,824	49,084
SK Telecom Co. Ltd.	3,395	643,789
SK Telecom Co. Ltd., ADR	9,970	209,968
Studio Dragon Corp.(a)	982	68,213
Woori Financial Group, Inc.	14,244	112,465

		12,287,704

Taiwan — 14.0%
ASE Technology Holding Co. Ltd.	50,000	110,476
AU Optronics Corp.(a)	499,000	201,538
Bizlink Holding Inc.	13,000	99,967
Chicony Electronics Co. Ltd.	41,000	123,608
CTBC Financial Holding Co. Ltd.	1,199,000	757,180
Delta Electronics, Inc.	18,000	119,761
Evergreen Marine Corp. Taiwan Ltd.(a)	121,000	80,056
Faraday Technology Corp.	133,000	194,177
Gigabyte Technology Co. Ltd.	60,000	150,973
Gourmet Master Co. Ltd.	10,000	36,603
Grand Pacific Petrochemical(a)	109,000	86,694
Hon Hai Precision Industry Co. Ltd.	110,000	298,334
Hon Hai Precision Industry Co. Ltd., -GDR	6,440	34,132
ITE Technology, Inc.	29,000	69,967
King Yuan Electronics Co. Ltd.	79,000	82,926
Lite-On Technology Corp.	74,000	120,540
Lotes Co. Ltd.	13,000	198,751
Makalot Industrial Co. Ltd.	21,000	139,202
MediaTek, Inc.	44,000	1,045,891
Merry Electronics Co. Ltd.	31,000	153,023
momo.com Inc.	2,000	47,863
Nien Made Enterprise Co. Ltd.	5,000	56,371
Novatek Microelectronics Corp.	33,000	308,389
Parade Technologies Ltd.	15,000	573,207
PChome Online Inc.	11,000	36,919
President Chain Store Corp.	27,000	243,698
Primax Electronics Ltd.	114,000	177,204
Quanta Computer, Inc.	270,000	681,280
Radiant Opto-Electronics Corp.	15,000	58,996
Realtek Semiconductor Corp.	46,000	573,042
Sercomm Corp.	37,000	95,071
Sunonwealth Electric Machine Industry Co. Ltd.	49,000	100,401
Taiwan Semiconductor Manufacturing Co. Ltd.	487,000	7,368,151
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,062	1,095,510
TPK Holding Co. Ltd.(a)	19,000	33,532
Tripod Technology Corp.	16,000	63,627
Uni-President Enterprises Corp.	251,000	538,034
Wistron NeWeb Corp.	19,000	50,212
Yuanta Financial Holding Co. Ltd.	90,480	56,254

		16,261,560

Thailand — 1.6%
Com7 PCL, NVDR	99,500	130,351
Energy Absolute PCL, NVDR	68,700	83,749
Home Product Center PCL, NVDR	1,345,300	601,664
Kasikornbank PCL, NVDR(a)	190,400	464,957
Kiatnakin Phatra Bank PCL, NVDR(a)	115,100	145,735
Siam Cement PCL, NVDR	3,300	35,758

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Thai Union Group PCL, NVDR	439,900	$214,409
Tisco Financial Group PCL	67,100	152,130

		1,828,753

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	25,948	41,288
Aldar Properties PJSC	221,657	163,676
Dubai Islamic Bank PJSC	8,609	9,742
Emaar Properties PJSC(a)	47,249	33,859
Emirates Telecommunications Group Co. PJSC	31,530	144,457
First Abu Dhabi Bank PJSC	42,755	131,745

		524,767

United States — 0.0%
JBS SA	15,860	53,761

Total Common Stocks — 96.1%
(Cost: $92,954,348)		111,729,194

Preferred Securities

Preferred Stocks — 1.8%

Brazil — 1.8%
Banco Bradesco SA, Preference Shares(b)	449,540	1,579,436
Cia Energetica de Minas Gerais, Preference Shares	63,739	113,860
Lojas Americanas SA, Preference Shares	23,017	93,184
Petroleo Brasileiro SA, Preference Shares	69,147	228,243
Telefonica Brasil SA, Preference Shares(b)	7,143	52,957

		2,067,680

Total Preferred Securities — 1.8%
(Cost: $2,806,234)		2,067,680

Total Long-Term Investments — 97.9%
(Cost: $95,760,582)		113,796,874

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(e)(f)	5,286,254	$5,286,254
SL Liquidity Series, LLC, Money Market Series, 0.18%(e)(f)(g)	105,958	106,000

Total Short-Term Securities — 4.7%
(Cost: $5,392,254)		5,392,254

Total Investments — 102.6%
(Cost: $101,152,836)		119,189,128

Liabilities in Excess of Other Assets — (2.6)%		(2,983,269)

Net Assets — 100.0%		$116,205,859

(a)	Non-income producing security.
(b)	When-issued security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended October 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$10,615,413	$—		$(5,329,159	)(a)	$—	$—	$5,286,254	5,286,254	$2,364		$—
SL Liquidity Series, LLC, Money Market Series	—	106,234	(a)	—		(234)	—	106,000	105,958	975	(b)	—

						$(234)	$—	$5,392,254		$3,339		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

12	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Advantage Emerging Markets Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	112	12/18/20	$6,171	$(29,247)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$29,247	$—	$—	$—	$29,247

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$2,437,697	$—	$—	$—	$2,437,697
Swaps	—	—	59,657	—	—	—	59,657

	$—	$—	$2,497,354	$—	$—	$—	$2,497,354

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(755,200)	$—	$—	$—	$(755,200)
Swaps	—	—	87,471	—	—	—	87,471

	$—	$—	$(667,729)	$—	$—	$—	$(667,729)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$6,640,743
Total return swaps
Average notional value	$255,576

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$4,585,095	$—	$—	$4,585,095
China	14,420,201	34,170,187	—	48,590,388
Colombia	83,148	—	—	83,148
Czech Republic	—	196,904	—	196,904
Hong Kong	—	255,612	—	255,612
Hungary	—	184,923	—	184,923
India	240,017	9,053,316	—	9,293,333
Indonesia	—	1,432,165	—	1,432,165
Malaysia	—	2,134,706	—	2,134,706
Mexico	462,455	—	—	462,455
Peru	—	173,399	—	173,399
Philippines	—	208,698	—	208,698
Poland	—	1,160,091	—	1,160,091
Russia	127,057	3,975,808	—	4,102,865
Saudi Arabia	742,266	1,590,480	—	2,332,746
South Africa	719,544	4,856,577	—	5,576,121
South Korea	620,873	11,666,831	—	12,287,704
Taiwan	1,312,251	14,949,309	—	16,261,560
Thailand	—	1,828,753	—	1,828,753
United Arab Emirates	—	524,767	—	524,767
United States	53,761	—	—	53,761
Preferred Securities
Preferred Stocks	2,067,680	—	—	2,067,680
Short-Term Securities
Money Market Funds	5,286,254	—	—	5,286,254

	$30,720,602	$88,362,526	$—	119,083,128

Investments Valued at NAV				106,000

				$119,189,128

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(29,247)	$—	$—	$(29,247)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

United States — 0.5%
Palantir Technologies, Inc., Class A(a)	2	$20
Palantir Technologies, Inc. (Acquired, Cost: $1,600,004)(b)	261,012	2,533,883

Total Common Stocks — 0.5%
(Cost: $1,600,016)		2,533,903

Preferred Securities

Preferred Stocks — 0.4%(b)(c)

United States — 0.4%
AliphCom
Series 6, (Acquired 12/15/15, Cost: $—)	8,264	—
Series 8, (Acquired 03/10/15, Cost: $1,750,009)	823,530	8
Illumio Inc., Series C (Acquired 03/10/15, Cost: $1,500,001)	466,730	2,221,635

		2,221,643

Total Preferred Securities — 0.4%
(Cost: $3,250,010)		2,221,643

	Par (000)

U.S. Treasury Obligations
U.S. Treasury Notes, (3 mo.Treasury money market yield + 0.15%), 0.25%, 01/31/22(d)	$4,925	4,932,312

Total U.S. Treasury Obligations — 0.9%
(Cost: $4,924,415)		4,932,312

Total Long-Term Investments — 1.8%
(Cost: $9,774,441)		9,687,858

Short-Term Securities

U.S. Treasury Obligations — 81.3%
U.S. Treasury Bills(e)
0.18%, 11/10/20 - 02/25/21	7,470	7,468,349

Affiliates

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bills(e) (continued)
0.08%, 11/17/20	$40,000	$39,998,804
0.10%, 11/17/20 - 02/09/21	148,469	148,459,338
0.09%, 12/01/20 - 01/21/21	76,593	76,585,643
0.17%, 01/28/21	5,000	4,998,852
0.11%, 02/02/21 - 04/29/21	58,565	58,543,778
0.12%, 02/16/21	5,000	4,998,601
U.S. Treasury Notes
2.50%, 12/31/20 - 01/31/21	27,610	27,743,244
(3 mo.Treasury money market yield +
0.12%), 0.22%, 01/31/21(d)	6,575	6,576,505
3 mo.Treasury money market yield +
(0.14%), 0.24%, 04/30/21(d)	22,795	22,810,271
(3 mo.Treasury money market yield +
0.22%), 0.32%, 07/31/21(d)	20,000	20,028,404
(3 mo.Treasury money market yield +
0.30%), 0.40%, 10/31/21(d)	13,000	13,036,890

Total Short-Term Securities — 81.3%
(Cost: $431,115,285)		431,248,679

Total Investments — 83.1%
(Cost: $440,889,726)		440,936,537

Other Assets Less Liabilities — 16.9%		89,452,768

Net Assets — 100.0%		$530,389,305

(a)	Non-income producing security.
(b)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,755,526, representing 0.90% of its net assets as of period end, and an original cost of $4,850,014.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Rates are discount rates or a range of discount rates as of period end.

Investments in issuers considered to be affiliate(s) of the Fund during the six-months ended October 31, 2020 for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$14,238,130	$—	$(14,238,130	)(b)	$—	$—	$—	—	$2,145	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	108	11/20/20	$6,724	$(71,805)
MSCI Sing Index	434	11/27/20	6,412	(210,120)
S&P/TSX 60 Index	35	12/17/20	3,649	(121,613)
DAX Index	50	12/18/20	19,607	(1,047,492)
FTSE 100 Index	103	12/18/20	9,617	(246,185)
FTSE/MIB Index	224	12/18/20	27,195	(1,628,069)
S&P 500 E-Mini Index	193	12/18/20	31,504	(724,648)

				(4,049,932)

Short Contracts
Amsterdam Index	121	11/20/20	17,479	797,117
IBEX 35 Index	58	11/20/20	5,065	121,534
OMXS 30 Index	1,893	11/20/20	4,111	2,441,209
Hang Seng Index	11	11/27/20	221	(490)
Topix Index	3	12/10/20	4	4,004
SPI 200 Index	176	12/17/20	12,804	701,695

				4,065,069

				$15,137

OTC Total Return Swaps — Future

Reference Entity	Fixed Amount Paid/ Received by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swiss Market Future December 2020	CHF	(1,625,093)	HSBC Bank PLC	12/18/20	CHF	1,773	$(107,981)	$—	$(107,981)
Swiss Market Future December 2020	CHF	(2,470,441)	HSBC Bank PLC	12/18/20	CHF	2,695	(197,743)	—	(197,743)
Swiss Market Future December 2020	CHF	(1,018,105)	HSBC Bank PLC	12/18/20	CHF	1,111	(70,130)	—	(70,130)
Swiss Market Future December 2020	CHF	(1,296,639)	HSBC Bank PLC	12/18/20	CHF	1,415	(61,834)	—	(61,834)
Swiss Market Future December 2020	CHF	(197,199)	HSBC Bank PLC	12/18/20	CHF	215	(7,022)	—	(7,022)

							$(444,710)	$—	$(444,710)

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)		Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	At Termination	Bank of America N.A.	(b)	02/15/23	$(1,143,493)	$493,057	(c)	$(542,019)	42.2%
	At Termination	Bank of America N.A.(d)		02/15/23	(65,018)	(1,275,422	)(e)	(566,023)	61.4
	At Termination	Deutsche Bank A.G.(f)		09/06/21 – 08/21/25	(317,976)	110,056	(g)	(222,070)	3.5
	At Termination	Goldman Sachs & Co.(h)		02/27/23 – 02/28/23	(1,822,014)	44,973	(i)	(1,097,495)	45.6
	At Termination	Goldman Sachs & Co.(j)		02/27/23 – 03/01/23	(7,736,775)	1,155,038	(k)	(5,135,517)	101.8
	At Termination	UBS AG(l)		06/29/21 – 07/08/21	778,501	(206,074	)(m)	211,481	15.6

					$(10,306,775)	$321,628		$(7,351,643)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(108,417) of net dividends and financing fees.
(e)	Amount includes $(774,417) of net dividends and financing fees.
(g)	Amount includes $14,150 of net dividends and financing fees.
(i)	Amount includes $(679,546) of net dividends and financing fees.
(k)	Amount includes $(1,446,220) of net dividends and financing fees.
(m)	Amount includes $360,946 of net dividends and financing fees.

16	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range: Benchmarks:

0-2000 basis points

AUD - 1M Australian Bank Bill Rate (BBSW)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - 1W Swiss Franc LIBOR Rate BBA (SF0001W)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

DKK - Danish Tom/Next Reference Rate (DETNT/N)

EUR - 1M Euro Interbank Offer Rate (EURIBOR)

EUR - 1W Euro Interbank Offer Rate (EURIBOR)

GBP - 1W Sterling LIBOR Rate BBA (GBP1WLIB)

HKD - 1M Hong Kong Interbank Offer rate (HIBOR)

HKD - 1W Hong Kong Interbank Offer rate (HIBOR)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - 1M Japanese Yen LIBOR Rate BBA (JY0001M)

JPY - 1W Japanese Yen LIBOR Rate BBA (JY0001W)

NOK - 1W Norway Interbank Offer Rate (NIBOR)

NZD - 1M New Zealand Bank Bill Rate (BBR)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - 1M Singapore Assoc of Banks Swap Offer rate (SOR)

USD - 1D Overnight Bank Funding Rate (OBFR01)

USD - 1M US Dollar LIBOR BBA

USD - 1W US Dollar LIBOR BBA

0-815 basis points

AUD - 1M Australian Bank Bill Rate (BBSW)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - 1W Swiss Franc LIBOR Rate BBA (SF0001W)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1M Euro Interbank Offer Rate (EURIBOR)

EUR - 1W Euro Interbank Offer Rate (EURIBOR)

GBP - 1W Sterling LIBOR Rate BBA (GBP1WLIB)

HKD - 1M Hong Kong Interbank Offer rate (HIBOR)

HKD - 1W Hong Kong Interbank Offer rate (HIBOR)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - 1M Japanese Yen LIBOR Rate BBA (JY0001M)

JPY - 1W Japanese Yen LIBOR Rate BBA (JY0001W)

NOK - 1W Norway Interbank Offer Rate (NIBOR)

NZD - 1M New Zealand Bank Bill Rate (BBR)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - 1M Singapore Assoc of Banks Swap Offer rate (SOR)

USD - 1D Overnight Bank Funding Rate (OBFR01)

USD - 1M US Dollar LIBOR BBA

USD - 1W US Dollar LIBOR BBA

25-400 basis points

AUD - 1M Australian Bank Bill Rate (BBSW)

CHF - 1W Swiss Franc LIBOR Rate BBA (SF0001W)

DKK - Annualized Overnight Deposit MID Rate

EUR - 1W Euro Interbank Offer Rate (EURIBOR)

GBP - 1W Sterling LIBOR Rate BBA (GBP1WLIB)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - 1M Singapore Assoc of Banks Swap Offer rate (SOR)

	(h)	(j)	(l)
Range:	20-2383 basis points	20-675 basis points	18-550 basis points
Benchmarks:	AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)	AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)	AUD - 1D Overnight Reserve Bank of Australia Rate (AONIA)
	CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)	CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)	CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)
	CHF - 1D Overnight Swiss Franc LIBOR Rate BBA (CHFONLIB)	CHF - 1D Overnight Swiss Franc LIBOR Rate BBA (CHFONLIB)	CHF - 1D Overnight Swiss Franc LIBOR Rate BBA (CHFONLIB)
	DKK - Danish Tom/Next Reference Rate (DETNT/N)	DKK - Danish Tom/Next Reference Rate (DETNT/N)	DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)
	EUR - 1D Effective Overnight Index Average (EONIA)	EUR - 1D Effective Overnight Index Average (EONIA)	EUR - 1D Effective Overnight Index Average (EONIA)
	EUR - 1W Euro Interbank Offer Rate (EURIBOR)	EUR - 1W Euro Interbank Offer Rate (EURIBOR)	GBP - 1D Overnight Sterling LIBOR Rate BBA (GBPONLIB)
	GBP - 1D Sterling Overnight Index Average (SONIA)	GBP - 1D Sterling Overnight Index Average (SONIA)	HKD - 2W Hong Kong Interbank Offer rate (HIBOR)
	HKD - 1D Overnight Index Swap Rate (HKDONOIS)	HKD - 1D Overnight Index Swap Rate (HKDONOIS)	JPY - 1D Japanese Yen Spot Next BBA LIBOR (JY000S/N)
	ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)	ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)	NOK - Norwegian Overnight Weighted Average (NOWA)
	JPY - 1D Overnight Tokyo Average Rate (TONAT)	JPY - 1D Overnight Tokyo Average Rate (TONAT)	SEK - TN Stockholm Interbank Offer Rate (STIBOR)
	NOK - 1W Norway Interbank Offer Rate (NIBOR)	NOK - 1W Norway Interbank Offer Rate (NIBOR)	SGD - 1D Overnight Singapore Assoc of Banks Rate (SIBOR)
	NOK - Norwegian Overnight Weighted Average (NOWA)	NOK - Norwegian Overnight Weighted Average (NOWA)	USD - 1D Overnight Bank Funding Rate (OBFR01)
	NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)	NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)
	SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)	SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)
	USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	SGD - 1D Singapore Assoc of Banks Swap Offer Rate (SOR)
SGD - 1M Singapore Assoc of Banks Swap Offer rate (SOR)
USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date February 15, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Brickworks Ltd.	8,792	$106,883	(19.7)%
Cedar Woods Properties Ltd.	4,503	18,161	(3.4)
Charter Hall Long Wale REIT	79,628	266,974	(49.3)
Elders Ltd.	3,393	26,754	(4.9)
GrainCorp Ltd.	12,726	31,663	(5.8)
HUB24 Ltd.	3,021	48,776	(9.0)
Inghams Group Ltd.	39,941	80,369	(14.8)
Integrated Research Ltd.	24,829	61,316	(11.3)
IRESS Ltd.	5,502	35,602	(6.6)
Jumbo Interactive Ltd.	6,846	52,334	(9.7)
Lifestyle Communities Ltd.	57,551	411,653	(75.9)
Lovisa Holdings Ltd.	14,949	79,074	(14.6)
Rural Funds Group	158,452	267,383	(49.3)
Sandfire Resources Ltd.	31,415	97,760	(18.0)
Tassal Group Ltd.	90,915	226,344	(41.8)
Waypoint REIT	176,090	331,813	(61.2)

		2,142,859

Austria
CA Immobilien Anlagen AG	11,093	304,708	(56.2)
Oesterreichische Post AG	17,105	543,219	(100.2)
Palfinger AG	893	20,670	(3.8)
Rhi Magnesita NV	2,304	76,448	(14.1)

		945,045

Belgium
Akka Technologies	8,726	159,522	(29.4)
Befimmo SA	3,959	154,115	(28.4)
Intervest Offices & Warehouses NV	916	22,647	(4.2)
Melexis NV	987	75,063	(13.9)
Montea C.V.A.	2,047	224,784	(41.5)
Recticel SA	2,869	28,184	(5.2)

		664,315

Bermuda
Triton International Ltd.	8,142	300,277	(55.4)

Canada
Aecon Group Inc.	19,514	208,278	(38.4)
Alaris Equity Partners Income	3,833	35,301	(6.5)
Altius Minerals Corp.	14,010	111,256	(20.5)
Artis Real Estate Investment Trust	22,350	139,908	(25.8)
Boardwalk Real Estate Investment Trust	12,119	243,599	(45.0)
Canada Goose Holdings Inc.	2,231	69,578	(12.8)
Canadian Western Bank	1,727	31,758	(5.9)
Corus Entertainment Inc.	53,270	140,742	(26.0)
Dream Office Real Estate Investment Trust	23,194	304,832	(56.2)
Dundee Precious Metals Inc.	12,802	84,943	(15.7)
Endeavour Silver Corp.	10,996	34,829	(6.4)
ERO Copper Corp.	17,932	234,867	(43.3)
First National Financial Corp.	1,457	40,463	(7.5)
Fortuna Silver Mines Inc.	4,601	30,425	(5.6)
Freehold Royalties Ltd.	22,057	61,090	(11.3)
Home Capital Group Inc.	5,083	92,824	(17.1)
Hudbay Minerals Inc.	15,539	70,096	(12.9)

Security	Shares	Value	% of Basket Value

Canada (continued)
InterRent Real Estate Investment Trust	31,540	$268,929	(49.6	) %
Killam Apartment Real Estate Investment Trust	18,433	221,506	(40.9)
Labrador Iron Ore Royalty Corp.	3,030	55,697	(10.3)
Laurentian Bank of Canada	7,131	140,286	(25.9)
Mercer International Inc.	10,020	63,026	(11.6)
Morguard North American Residential Real Estate Investment Trust	18,609	192,892	(35.6)
Morguard Real Estate Investment Trust	37,633	118,918	(21.9)
NorthWest Healthcare Properties Real Estate Investment Trust	17,126	146,669	(27.1)
Osisko Mining Inc.	17,660	48,647	(9.0)
PrairieSky Royalty Ltd.	168,392	1,032,622	(190.5)
Russel Metals Inc.	2,259	30,062	(5.6)
Sandstorm Gold Ltd.	50,883	375,808	(69.3)
Savaria Corp.	9,262	97,535	(18.0)
Seven Generations Energy Ltd., Class A	27,285	96,664	(17.8)
Spin Master Corp.	6,583	133,310	(24.6)
Timbercreek Financial Corp.	12,920	73,507	(13.6)

		5,030,867

Denmark
Chemometec AS	534	30,942	(5.7)
Matas AS	1,721	19,224	(3.5)
NKT AS	4,348	118,206	(21.8)
Ringkjoebing Landbobank AS	475	36,153	(6.7)
Scandinavian Tobacco Group AS	2,338	33,024	(6.1)
Schouw & Co. AB	1,052	91,610	(16.9)

		329,159

Finland
Aktia Bank OYJ	32,507	335,812	(62.0)
Rovio Entertainment Oyj	23,754	141,943	(26.2)
Sanoma OYJ	6,756	99,456	(18.3)
Uponor OYJ	7,048	131,407	(24.2)
YIT OYJ	15,112	79,729	(14.7)

		788,347

France
ABC arbitrage	3,049	25,212	(4.7)
ID Logistics Group	986	229,787	(42.4)
Maisons du Monde SA	9,818	131,363	(24.2)
Mersen SA	4,537	117,711	(21.7)
Metropole Television SA	7,264	79,791	(14.7)
Nexity SA	7,381	207,170	(38.2)
Quadient SA	7,321	95,404	(17.6)
Trigano SA	227	30,165	(5.6)
Vicat SA	4,085	125,601	(23.2)

		1,042,204

Germany
ADVA Optical Networking SE	23,916	183,613	(33.9)
Basler AG	104	6,201	(1.1)
bet-At-Home.com AG	395	14,360	(2.6)
CECONOMY AG	31,283	138,354	(25.5)
Cewe Stiftung & Co. KGAA	2,209	210,568	(38.8)
Dermapharm Holding SE	1,412	68,575	(12.7)
Deutsche Beteiligungs AG	4,168	135,919	(25.1)
Deutz AG	23,281	119,598	(22.1)
DIC Asset AG	17,583	202,371	(37.3)
Draegerwerk AG & Co. KGaA	717	57,610	(10.6)
Elmos Semiconductor SE	1,344	29,725	(5.5)
Hypoport AG	93	48,693	(9.0)

18	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Indus Holding AG	2,962	$87,622	(16.2	) %
MLP SE	24,350	135,399	(25.0)
Sixt SE	5,630	425,374	(78.5)
VERBIO Vereinigte BioEnergie AG	9,163	195,754	(36.1)
zooplus AG	175	28,126	(5.2)

		2,087,862

Gibraltar
888 Holdings PLC	134,039	465,798	(85.9)

Hong Kong
Ausnutria Dairy Corp. Ltd.	248,000	354,411	(65.4)
Health & Happiness H&H International Holdings Ltd.	97,000	386,360	(71.3)

		740,771

Ireland
Cimpress PLC	1,621	118,981	(22.0)
COSMO Pharmaceuticals NV	101	8,166	(1.5)

		127,147

Isle of Man
Strix Group PLC	40,984	119,198	(22.0)

Israel
Caesarstone Ltd.	16,465	158,887	(29.3)
Enlight Renewable Energy Ltd.	82,920	155,838	(28.7)
FIBI Holdings Ltd.	944	23,804	(4.4)
IDI Insurance Co. Ltd.	3,936	96,291	(17.8)
Maytronics Ltd.	4,941	75,341	(13.9)
Radware Ltd.	9,460	212,850	(39.3)
Sapiens International Corp. NV	14,916	412,560	(76.1)

		1,135,571

Italy
Banca IFIS SpA	5,791	46,454	(8.6)
Carel Industries SpA	4,159	77,338	(14.3)
Credito Emiliano SpA	13,958	54,994	(10.1)
Reply SpA	954	102,495	(18.9)
SAES Getters SpA	557	12,715	(2.3)

		293,996

Japan
ADEKA Corp.	26,300	340,106	(62.7)
Aichi Steel Corp.	9,300	223,855	(41.3)
Aisan Industry Co. Ltd.	49,800	213,451	(39.4)
Akita Bank Ltd. (The)	1,600	21,594	(4.0)
Anicom Holdings Inc.	4,400	46,478	(8.6)
AOKI Holdings Inc.	16,100	69,983	(12.9)
ARTERIA Networks Corp.	1,800	28,335	(5.2)
Aruhi Corp.	3,500	62,842	(11.6)
Asahi Diamond Industrial Co. Ltd.	6,100	27,992	(5.2)
Bando Chemical Industries Ltd.	19,100	104,264	(19.2)
Belluna Co. Ltd.	21,700	177,666	(32.8)
Bunka Shutter Co. Ltd.	26,000	204,135	(37.7)
Canon Electronics Inc.	24,200	333,865	(61.6)
Chatwork Co. Ltd.	6,700	133,065	(24.6)
Chiyoda Co. Ltd.	12,500	109,990	(20.3)
Chiyoda Integre Co. Ltd.	5,300	78,200	(14.4)
Chori Co. Ltd.	3,000	45,104	(8.3)
CI Takiron Corp.	29,400	187,837	(34.7)
CMIC Holdings Co. Ltd.	1,600	19,709	(3.6)
CONEXIO Corp.	26,200	315,412	(58.2)
CRE Logistics REIT Inc.	138	202,103	(37.3)

Security	Shares	Value	% of Basket Value

Japan (continued)
Dai-Dan Co. Ltd.	2,300	$56,372	(10.4	) %
Daiichi Jitsugyo Co. Ltd.	3,000	106,773	(19.7)
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	9,700	201,127	(37.1)
Daio Paper Corp.	13,900	200,968	(37.1)
Daiwa Industries Ltd.	16,400	147,260	(27.2)
Descente Ltd.	10,700	165,966	(30.6)
Eagle Industry Co. Ltd.	2,900	23,071	(4.3)
EDION Corp.	41,700	410,736	(75.8)
eGuarantee Inc.	17,400	387,505	(71.5)
Enigmo Inc.	18,800	252,064	(46.5)
EPS Holdings Inc.	1,000	9,059	(1.7)
eRex Co. Ltd.	2,700	30,249	(5.6)
ESPEC Corp.	5,800	93,831	(17.3)
Fuji Soft Inc.	5,600	299,519	(55.3)
Fujicco Co. Ltd.	5,400	103,495	(19.1)
Furukawa Co. Ltd.	10,900	112,740	(20.8)
Fuso Chemical Co. Ltd.	800	27,328	(5.0)
Future Corp.	1,800	30,741	(5.7)
Genky DrugStores Co. Ltd.	2,800	115,309	(21.3)
giftee Inc.	1,500	40,589	(7.5)
Goldcrest Co. Ltd.	16,400	209,549	(38.7)
Grace Technology Inc.	500	27,174	(5.0)
Gree Inc.	17,100	89,168	(16.5)
G-Tekt Corp.	15,100	170,138	(31.4)
Halows Co. Ltd.	4,700	147,696	(27.3)
Heroz, Inc.	800	22,564	(4.2)
Hiday Hidaka Corp.	10,400	169,502	(31.3)
Hisaka Works Ltd.	11,700	98,872	(18.2)
Hokuetsu Corp.	137,400	453,872	(83.7)
Hyakujushi Bank Ltd. (The)	6,200	98,721	(18.2)
Inabata & Co. Ltd.	10,400	120,649	(22.3)
Ines Corp.	1,300	18,562	(3.4)
Internet Initiative Japan Inc.	4,100	183,436	(33.8)
Ishihara Sangyo Kaisha Ltd.	40,700	264,343	(48.8)
Itochu Advance Logistics Investment Corp.	51	69,761	(12.9)
Itochu Enex Co. Ltd.	27,900	262,464	(48.4)
JAC Recruitment Co. Ltd.	3,300	39,508	(7.3)
Jaccs Co. Ltd.	11,600	202,578	(37.4)
Japan Elevator Service Holdings Co. Ltd.	10,500	403,575	(74.5)
Japan Excellent, Inc.	67	73,719	(13.6)
JDC Corp.	7,400	38,417	(7.1)
J-Oil Mills Inc.	2,100	74,179	(13.7)
Joshin Denki Co. Ltd.	4,400	109,120	(20.1)
JSP Corp.	14,400	204,995	(37.8)
Juroku Bank Ltd. (The)	3,700	67,869	(12.5)
Kaga Electronics Co. Ltd.	7,000	135,359	(25.0)
Kamei Corp.	6,200	62,622	(11.6)
Kanto Denka Kogyo Co. Ltd.	17,700	119,441	(22.0)
Kintetsu World Express Inc.	2,600	55,271	(10.2)
Kitanotatsujin Corp.	37,900	176,570	(32.6)
Kohnan Shoji Co. Ltd.	1,600	54,634	(10.1)
Konoike Transport Co. Ltd.	16,500	172,498	(31.8)
Koshidaka Holdings Co. Ltd.	7,600	28,430	(5.2)
Krosaki Harima Corp.	1,000	27,101	(5.0)
Kumagai Gumi Co. Ltd.	9,600	221,886	(40.9)
Kyokuto Kaihatsu Kogyo Co. Ltd.	13,400	165,307	(30.5)
Link And Motivation Inc.	17,900	67,848	(12.5)
M&A Capital Partners Co. Ltd.	2,800	126,722	(23.4)
Maeda Kosen Co. Ltd.	1,000	26,546	(4.9)
Mars Engineering Corp.	900	13,815	(2.6)

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Marusan Securities Co. Ltd.	21,700	$97,033	(17.9	) %
Maruwa Unyu Kikan Co. Ltd.	3,000	128,905	(23.8)
Matsuda Sangyo Co. Ltd.	11,100	152,629	(28.2)
Media Do Holdings Co. Ltd.	6,000	424,311	(78.3)
Medical Data Vision Co. Ltd.	1,600	37,488	(6.9)
Meitec Corp.	900	44,618	(8.2)
Melco Holdings Inc.	5,100	131,980	(24.4)
Miroku Jyoho Service Co. Ltd.	19,500	394,961	(72.9)
Mitsubishi Pencil Co. Ltd.	5,900	75,952	(14.0)
Mitsuboshi Belting Ltd.	2,400	37,571	(6.9)
Mitsui Sugar Co. Ltd.	11,300	196,447	(36.2)
Musashino Bank Ltd. (The)	6,700	99,337	(18.3)
Nanto Bank Ltd. (The)	3,100	55,007	(10.1)
NEC Capital Solutions Ltd.	15,900	270,139	(49.8)
Neturen Co. Ltd.	30,300	139,007	(25.6)
Nikkon Holdings Co. Ltd.	23,000	440,189	(81.2)
Nippon Light Metal Holdings Co. Ltd.	11,980	189,217	(34.9)
Nippon Seiki Co. Ltd.	9,200	103,709	(19.1)
Nippon Steel & Sumikin Bussan Corp.	6,800	193,825	(35.8)
Nippon Thompson Co. Ltd.	8,800	29,326	(5.4)
Nishio Rent All Co. Ltd.	10,200	197,963	(36.5)
Nissin Electric Co. Ltd.	3,200	32,035	(5.9)
Nitta Corp.	3,200	67,476	(12.5)
Nomura Co. Ltd.	59,200	382,290	(70.5)
Noritake Co. Ltd/Nagoya Japan	11,900	350,063	(64.6)
Noritsu Koki Co. Ltd.	6,100	112,908	(20.8)
NS United Kaiun Kaisha Ltd.	4,900	66,484	(12.3)
NSD Co. Ltd.	2,500	43,912	(8.1)
Ohsho Food Service Corp.	500	27,505	(5.1)
Oisix ra daichi Inc.	1,700	53,000	(9.8)
Okamura Corp.	47,200	360,468	(66.5)
Open Door Inc.	5,400	61,567	(11.4)
Optorun Co. Ltd.	6,800	133,924	(24.7)
Osaka Steel Co. Ltd.	900	9,666	(1.8)
Press Kogyo Co. Ltd.	10,300	27,410	(5.1)
Qol Co. Ltd.	2,400	26,175	(4.8)
Raksul Inc.	700	34,058	(6.3)
Raysum Co. Ltd.	37,000	335,721	(61.9)
RENOVA Inc.	1,700	27,113	(5.0)
Ricoh Leasing Co. Ltd.	13,600	364,705	(67.3)
Riken Corp.	5,600	133,183	(24.6)
Ryobi Ltd.	3,500	37,833	(7.0)
Ryoyo Electro Corp.	8,000	220,671	(40.7)
Sakai Chemical Industry Co. Ltd.	300	5,553	(1.0)
SAMTY Co. Ltd.	23,100	365,969	(67.5)
Samty Residential Investment Corp.	40	38,423	(7.1)
Sangetsu Corp.	7,500	108,088	(19.9)
San-In Godo Bank Ltd. (The)	45,500	228,995	(42.2)
Sanki Engineering Co. Ltd.	4,500	48,787	(9.0)
SEC Carbon Ltd.	700	37,688	(7.0)
Sekisui Plastics Co. Ltd.	17,600	93,924	(17.3)
Shindengen Electric Manufacturing Co. Ltd.	2,700	51,455	(9.5)
Shin-Etsu Polymer Co. Ltd.	42,300	376,626	(69.5)
Shinmaywa Industries Ltd.	35,800	277,866	(51.3)
Shoei Co. Ltd.	21,900	666,916	(123.0)
Sinko Industries Ltd.	12,700	178,140	(32.9)
Sintokogio Ltd.	10,000	69,012	(12.7)
St Marc Holdings Co. Ltd.	6,500	92,645	(17.1)
Star Asia Investment Corp.	256	108,595	(20.0)
Starts Proceed Investment Corp.	20	38,171	(7.0)
Strike Co. Ltd.	3,600	193,391	(35.7)

Security	Shares	Value	% of Basket Value

Japan (continued)
Studio Alice Co. Ltd.	2,500	$46,132	(8.5	) %
Sumitomo Mitsui Construction Co. Ltd.	39,200	151,290	(27.9)
Sumitomo Riko Co. Ltd.	22,600	115,283	(21.3)
Sun Frontier Fudousan Co. Ltd.	12,300	98,870	(18.2)
T Hasegawa Co. Ltd.	6,100	118,877	(21.9)
Taikisha Ltd.	2,500	65,107	(12.0)
Takamatsu Construction Group Co. Ltd.	10,800	221,495	(40.9)
Takara Leben Co. Ltd.	5,400	15,074	(2.8)
Takara Standard Co. Ltd.	3,800	49,836	(9.2)
Takasago Thermal Engineering Co. Ltd.	64,900	860,407	(158.7)
Tanseisha Co. Ltd.	42,000	284,184	(52.4)
Tenma Corp.	8,300	145,137	(26.8)
T-Gaia Corp.	11,000	202,237	(37.3)
Tokai Corp/Gifu	3,500	68,276	(12.6)
Tokyo Steel Manufacturing Co. Ltd.	140,800	896,017	(165.3)
Tokyo TY Financial Group Inc.	3,600	39,266	(7.2)
Tokyu Construction Co. Ltd.	38,900	171,185	(31.6)
Toppan Forms Co. Ltd.	4,700	45,095	(8.3)
Toridoll Holdings Corp.	11,800	149,546	(27.6)
TPR Co. Ltd.	500	5,987	(1.1)
Tri Chemical Laboratories Inc.	1,300	156,114	(28.8)
TSI Holdings Co. Ltd.	22,900	53,746	(9.9)
Tsubaki Nakashima Co. Ltd.	9,300	68,785	(12.7)
Tsubakimoto Chain Co.	1,400	31,087	(5.7)
UUUM Co. Ltd.	2,300	40,008	(7.4)
Uzabase Inc.	1,600	54,305	(10.0)
Valqua Ltd.	3,500	58,681	(10.8)
Wakita & Co. Ltd.	8,400	86,955	(16.0)
World Co. Ltd.	22,400	284,401	(52.5)
Xebio Holdings Co. Ltd.	24,600	160,647	(29.6)
Yahagi Construction Co. Ltd.	2,600	20,904	(3.9)
YA-MAN Ltd.	28,300	402,729	(74.3)
Yodogawa Steel Works Ltd.	15,200	285,328	(52.6)
Yokogawa Bridge Holdings Corp.	11,600	205,326	(37.9)
Yokohama Reito Co. Ltd.	10,000	80,875	(14.9)
Yurtec Corp.	19,700	119,205	(22.0)
Yushin Precision Equipment Co. Ltd.	4,000	26,525	(4.9)

		26,048,116

Malta
Kambi Group PLC	5,499	178,361	(32.9)

Netherlands
Accell Group	2,873	77,583	(14.3)
Alfen Beheer BV	1,251	79,946	(14.8)
Basic-Fit NV	1,083	26,235	(4.8)
Brunel International NV	2,957	20,973	(3.9)
Corbion NV	976	44,328	(8.2)
Core Laboratories NV	1,537	22,210	(4.1)
Eurocommercial Properties NV	2,634	28,753	(5.3)
PostNL NV	15,075	50,000	(9.2)

		350,028

New Zealand
Goodman Property Trust	279,306	458,133	(84.5)
Pushpay Holdings Ltd.	22,599	135,938	(25.1)

		594,071

Norway
Austevoll Seafood ASA	3,707	25,220	(4.6)
Borregaard ASA	9,189	123,093	(22.7)
Elkem ASA	55,156	117,311	(21.6)
Entra ASA	21,192	277,043	(51.1)

20	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Norway (continued)
Golden Ocean Group Ltd.	13,573	$44,127	(8.1	) %
Nordic Semiconductor ASA	32,703	343,989	(63.5)
Norway Royal Salmon ASA	2,208	47,459	(8.8)
Skandiabanken ASA	10,355	66,030	(12.2)
SpareBank 1 SR-Bank ASA	14,586	116,323	(21.5)

		1,160,595

Peru
Hochschild Mining PLC	26,392	75,285	(13.9)

Portugal
REN - Redes Energeticas Nacionais SGPS SA	255,851	672,014	(124.0)

Spain
Cia de Distribucion Integral Logista Holdings SA	1,924	32,484	(6.0)
Ebro Foods SA	5,644	126,338	(23.3)
Fluidra SA	6,634	119,871	(22.1)
Gestamp Automocion SA	4,269	13,055	(2.4)

		291,748

Sweden
AF AB	1,338	30,574	(5.6)
Boozt AB	6,798	109,857	(20.3)
Bufab AB	2,901	43,229	(8.0)
HMS Networks AB	4,635	101,518	(18.7)
Kungsleden AB	39,665	336,589	(62.1)
Modern Times Group MTG AB	3,345	44,550	(8.2)
Nyfosa AB	16,501	136,434	(25.2)
Pandox AB	2,896	28,912	(5.3)
Paradox Interactive AB	1,867	57,861	(10.7)
Tobii AB	12,318	63,158	(11.7)
Troax Group AB	19,024	310,087	(57.2)
Veoneer Inc.	3,580	55,025	(10.2)
Wallenstam AB, B Shares	28,718	380,688	(70.2)

		1,698,482

Switzerland
ALSO Holding AG	478	111,836	(20.6)
BKW AG	754	74,898	(13.8)
Bobst Group SA	4,594	221,042	(40.8)
Daetwyler Holding AG	142	31,768	(5.9)
Ferrexpo PLC	161,600	398,798	(73.6)
Intershop Holding AG	238	145,871	(26.9)
Kardex AG	839	148,134	(27.3)
Sensirion Holding AG	2,692	148,162	(27.3)
u-Blox Holding AG	2,553	128,340	(23.7)
Valiant Holding AG	793	63,622	(11.8)

		1,472,471

United Kingdom
AJ Bell PLC	66,670	363,928	(67.1)
Anglo Pacific Group PLC	56,965	77,931	(14.4)
Ascential PLC	15,849	56,751	(10.5)
Big Yellow Group PLC	8,515	121,347	(22.4)
Bovis Homes Group PLC	90	635	(0.1)
Brewin Dolphin Holdings PLC	86,803	273,220	(50.4)
Central Asia Metals PLC	65,523	143,057	(26.4)
Craneware PLC	5,770	116,237	(21.4)
Cranswick PLC	8,503	354,448	(65.4)
Diploma PLC	906	26,089	(4.8)
Grainger PLC	54,306	196,741	(36.3)
Hotel Chocolat Group Ltd.	9,007	40,257	(7.4)
Hunting PLC	54,697	98,850	(18.2)

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
J D Wetherspoon PLC	7,733	$86,435	(16.0	) %
Jackpotjoy PLC	29,430	443,031	(81.7)
Judges Scientific PLC	3,383	236,664	(43.7)
Morgan Sindall Group PLC	7,418	105,991	(19.6)
Spirent Communications PLC	17,862	67,058	(12.4)
Telecom Plus PLC	6,354	109,443	(20.2)
TI Fluid Systems PLC	17,807	44,292	(8.2)
Ultra Electronics Holdings PLC	2,132	52,018	(9.6)
Watkin Jones PLC	61,429	106,480	(19.6)

		3,120,903

United States
1-800-Flowers.com, Inc.	11,797	233,935	(43.2)
2U, Inc.	1,809	66,662	(12.3)
3D Systems Corp.	27,922	158,876	(29.3)
A10 Networks, Inc.	20,856	140,569	(25.9)
AAON, Inc.	4,274	249,644	(46.1)
Acadia Realty Trust	32,116	299,642	(55.3)
Accel Entertainment, Inc.	3,675	35,280	(6.5)
ACCO Brands Corp.	13,965	73,596	(13.6)
Adverum Biotechnologies, Inc.	3,794	41,393	(7.6)
AeroVironment, Inc.	980	74,833	(13.8)
ALLETE, Inc.	4,436	228,809	(42.2)
AMC Entertainment Holdings, Inc.	9	21	(0.0)
American Outdoor Brands, Inc.	4,295	64,983	(12.0)
Antero Resources Corp.	8,108	27,567	(5.1)
Apogee Enterprises, Inc.	3,681	87,939	(16.2)
Archrock, Inc.	65,313	387,306	(71.5)
Arcus Biosciences, Inc.	1,460	31,828	(5.9)
Ares Management Corp.	1,052	44,500	(8.2)
Arvinas, Inc.	3,163	66,138	(12.2)
Asbury Automotive Group, Inc.	539	55,506	(10.2)
Assembly Biosciences, Inc.	12,334	181,803	(33.5)
Assetmark Financial Holdings, Inc.	36,685	775,888	(143.1)
Atkore International Group, Inc.	9,555	197,693	(36.5)
Atrion Corp.	198	119,028	(22.0)
Avis Budget Group, Inc.	651	21,919	(4.0)
Avista Corp.	22,193	737,251	(136.0)
Axonics Modulation Technologies, Inc.	3,896	182,683	(33.7)
B. Riley Financial, Inc.	13,715	359,882	(66.4)
Badger Meter, Inc.	1,313	96,295	(17.8)
BancFirst Corp.	16,480	732,536	(135.1)
Bank of Hawaii Corp.	12,904	782,499	(144.4)
Bank of Marin Bancorp	4,922	148,349	(27.4)
Beacon Roofing Supply, Inc.	3,191	97,964	(18.1)
Bed Bath & Beyond, Inc.	15,839	313,612	(57.9)
BioTelemetry, Inc.	944	40,196	(7.4)
BJ’s Restaurants, Inc.	1,616	45,587	(8.4)
Bloom Energy Corp.	7,068	89,340	(16.5)
Bloomin’ Brands, Inc.	6,846	95,707	(17.7)
Blue Bird Corp.	16,762	193,433	(35.7)
BMC Stock Holdings, Inc.	746	29,534	(5.4)
BOK Financial Corp.	3,040	178,570	(32.9)
Bottomline Technologies DE, Inc.	12,413	493,044	(91.0)
Box, Inc., Class A	27,165	421,057	(77.7)
Brady Corp., Class A	7,567	285,427	(52.7)
Brandywine Realty Trust	15,842	138,776	(25.6)
Brigham Minerals, Inc.	17,638	155,567	(28.7)
BrightView Holdings, Inc.	10,952	133,943	(24.7)
Brinker International, Inc.	3,724	162,143	(29.9)
Buckle, Inc.	4,766	114,193	(21.1)

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Cactus, Inc.	4,846	$82,382	(15.2	) %
Callaway Golf Co.	15,367	238,035	(43.9)
Camden National Corp.	12,930	413,372	(76.3)
Cardlytics, Inc.	1,596	117,817	(21.7)
Carriage Services, Inc.	1,460	37,683	(6.9)
Casa Systems, Inc.	4,577	19,086	(3.5)
Cato Corp.	857	5,245	(1.0)
CBTX, Inc.	3,135	59,251	(10.9)
Central Garden & Pet Co.	13,325	519,142	(95.8)
Central Garden & Pet Co., Class A	2,862	101,286	(18.7)
Century Communities, Inc.	611	23,731	(4.4)
Chase Corp.	826	78,602	(14.5)
Chefs’ Warehouse, Inc.	14,468	195,607	(36.1)
Children’s Place, Inc.	3,189	80,586	(14.9)
CNB Financial Corp.	7,866	142,689	(26.3)
Cohen & Steers, Inc.	7,587	427,224	(78.8)
Columbia Property Trust, Inc.	2,644	27,974	(5.2)
Commerce Bancshares, Inc.	173	10,769	(2.0)
Community Healthcare Trust, Inc.	539	24,956	(4.6)
Community Trust Bancorp, Inc.	4,509	143,476	(26.5)
Conduent, Inc.	15,929	55,513	(10.2)
CONMED Corp.	648	50,525	(9.3)
Cornerstone Building Brands, Inc.	7,386	56,651	(10.4)
Cracker Barrel Old Country Store, Inc.	503	57,251	(10.6)
Crawford & Co.	8,900	56,960	(10.5)
CryoLife, Inc.	6,815	114,219	(21.1)
CryoPort, Inc.	2,926	117,450	(21.7)
Cushman & Wakefield PLC	30,858	361,656	(66.7)
CVR Energy, Inc.	10,011	110,221	(20.3)
Dana, Inc.	1,643	22,986	(4.2)
Delek US Holdings, Inc.	35,073	352,834	(65.1)
Denny’s Corp.	42,149	377,655	(69.7)
Designer Brands, Inc., Class A	66,437	287,672	(53.1)
DiamondRock Hospitality Co.	4,220	20,847	(3.8)
Dine Brands Global, Inc.	7,429	382,222	(70.5)
Domo, Inc.	2,534	80,505	(14.9)
Domtar Corp.	3,064	73,168	(13.5)
Donegal Group, Inc.	13,229	191,953	(35.4)
Easterly Government Properties, Inc.	9,362	195,666	(36.1)
Echo Global Logistics, Inc.	4,789	129,159	(23.8)
eHealth, Inc.	1,160	77,848	(14.4)
Energy Recovery, Inc.	6,071	58,828	(10.9)
Enova International, Inc.	4,381	67,248	(12.4)
ePlus, Inc.	7,605	513,414	(94.7)
ESCO Technologies, Inc.	5,324	445,566	(82.2)
Ethan Allen Interiors, Inc.	4,929	79,110	(14.6)
Evoqua Water Technologies Corp.	1,604	36,780	(6.8)
Extended Stay America, Inc.	29,183	331,227	(61.1)
Extreme Networks, Inc.	47,993	194,852	(35.9)
FB Financial Corp.	8,083	238,448	(44.0)
Federal Agricultural Mortgage Corp., Class C	9,361	604,627	(111.5)
Federal Signal Corp.	842	24,149	(4.5)
Financial Institutions, Inc.	3,951	70,051	(12.9)
First Bancorp/Southern Pines NC	1,679	40,447	(7.5)
First Hawaiian, Inc.	26,222	452,592	(83.5)
First Mid Bancshares, Inc.	1,721	47,775	(8.8)
Flagstar Bancorp, Inc.	13,170	386,539	(71.3)
Fluor Corp.	5,561	63,117	(11.6)
Flushing Financial Corp.	13,433	171,808	(31.7)
Forrester Research, Inc.	5,472	202,136	(37.3)
Forterra, Inc.	1,358	17,722	(3.3)
Foundation Building Materials, Inc.	9,084	132,263	(24.4)

Security	Shares	Value	% of Basket Value

United States (continued)
Four Corners Property Trust, Inc.	6,520	$165,217	(30.5	) %
Franklin Electric Co., Inc.	7,216	431,012	(79.5)
FRP Holdings, Inc.	4,530	183,284	(33.8)
Gates Industrial Corp. PLC	32,863	364,779	(67.3)
GATX Corp.	11,463	782,694	(144.4)
Genesco, Inc.	6,314	111,884	(20.6)
Getty Realty Corp.	3,005	78,971	(14.6)
GMS, Inc.	5,193	117,362	(21.7)
Goodyear Tire & Rubber Co.	2,805	23,225	(4.3)
Gorman-Rupp Co.	5,088	157,982	(29.1)
Granite Construction, Inc.	4,259	82,241	(15.2)
Greif, Inc., Class B	3,958	171,183	(31.6)
Hamilton Lane, Inc.	14,746	1,027,796	(189.6)
HB Fuller Co.	3,550	160,637	(29.6)
HCI Group, Inc.	980	46,040	(8.5)
Health Catalyst, Inc.	2,288	78,890	(14.6)
HealthStream, Inc.	1,015	18,574	(3.4)
Heritage-Crystal Clean, Inc.	1,211	19,957	(3.7)
Herman Miller, Inc.	2,235	68,100	(12.6)
Hostess Brands, Inc.	30,152	381,121	(70.3)
Hub Group, Inc.	1,739	87,176	(16.1)
iHeartMedia, Inc., Class A	32,433	266,599	(49.2)
Impinj, Inc.	3,650	93,111	(17.2)
Innospec, Inc.	1,352	89,421	(16.5)
Inogen, Inc.	1,193	34,848	(6.4)
Inovalon Holdings, Inc., Class A	5,109	97,020	(17.9)
Insight Enterprises, Inc.	3,673	195,955	(36.2)
Inspire Medical Systems, Inc.	1,072	128,029	(23.6)
InterDigital, Inc.	5,276	295,350	(54.5)
International Bancshares Corp.	951	26,324	(4.9)
iRobot Corp.	4,586	364,954	(67.3)
Itron, Inc.	5,893	400,429	(73.9)
Jack in the Box, Inc.	1,079	86,385	(15.9)
Jefferies Financial Group, Inc.	51,672	1,008,121	(186.0)
John Wiley & Sons, Inc.	1,793	55,511	(10.2)
Johnson Outdoors, Inc., Class A	3,524	307,751	(56.8)
Kennametal, Inc.	1,557	48,267	(8.9)
Kimball International, Inc.	807	8,312	(1.5)
Knowles Corp.	23,431	333,892	(61.6)
La-Z-Boy, Inc.	7,299	249,845	(46.1)
LeMaitre Vascular, Inc.	2,940	95,491	(17.6)
LendingClub Corp.	76,082	355,303	(65.5)
LGI Homes, Inc.	791	84,542	(15.6)
Liberty Media Corp.-Liberty Braves, Class A	3,634	75,224	(13.9)
Limelight Networks, Inc.	23,684	83,605	(15.4)
Lindblad Expeditions Holdings, Inc.	19,012	158,180	(29.2)
Livent Corp.	7,538	81,033	(14.9)
Luminex Corp.	6,746	148,682	(27.4)
Luther Burbank Corp.	19,879	187,459	(34.6)
Madison Square Garden Entertainment Corp.	924	60,060	(11.1)
Magnite, Inc.	28,493	257,292	(47.5)
Marcus & Millichap, Inc.	21,499	671,414	(123.9)
Materion Corp.	967	49,501	(9.1)
Matrix Service Co.	3,442	26,159	(4.8)
MaxLinear, Inc.	3,710	98,092	(18.1)
MDC Holdings, Inc.	5,325	231,744	(42.8)
MEDIA GEN, Inc. CVR	3,231	—	0.0
Meredith Corp.	4,284	47,124	(8.7)
MFA Financial, Inc.	798	2,250	(0.4)
Midland States Bancorp, Inc.	41,418	617,128	(113.9)
Mimecast Ltd.	9,267	354,092	(65.3)
Model N, Inc.	2,970	104,633	(19.3)

22	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Moelis & Co.	4,599	$171,083	(31.6	) %
Molecular Templates, Inc.	5,004	44,235	(8.2)
Monarch Casino & Resort, Inc.	1,987	86,216	(15.9)
Monro, Inc.	7,688	323,357	(59.7)
MSC Industrial Direct Co., Inc., Class A	196	13,653	(2.5)
Myers Industries, Inc.	2,296	32,925	(6.1)
NanoString Technologies, Inc.	8,298	304,122	(56.1)
National Presto Industries, Inc.	530	44,038	(8.1)
National Research Corp.	5,903	305,775	(56.4)
National Storage Affiliates Trust	6,477	219,506	(40.5)
National Vision Holdings, Inc.	3,089	124,579	(23.0)
Neenah, Inc.	5,844	219,910	(40.6)
NETGEAR, Inc.	1,820	56,092	(10.3)
Nicolet Bankshares, Inc.	502	30,973	(5.7)
nLight, Inc.	5,477	116,331	(21.5)
NMI Holdings, Inc.	2,692	57,851	(10.7)
Northwest Natural Holding Co.	8,957	398,049	(73.4)
Novanta, Inc.	9,351	1,016,641	(187.6)
Nu Skin Enterprises, Inc.	8,134	401,413	(74.1)
OceanFirst Financial Corp.	20,502	306,915	(56.6)
Onto Innovation, Inc.	1,238	39,703	(7.3)
OrthoPediatrics Corp.	7,198	321,031	(59.2)
OSI Systems, Inc.	4,671	360,414	(66.5)
Outfront Media, Inc.	4,088	53,594	(9.9)
Oxford Industries, Inc.	5,777	237,839	(43.9)
PacWest Bancorp	12,942	249,004	(45.9)
Parsons Corp.	8,605	271,230	(50.0)
PC Connection, Inc.	8,404	382,802	(70.6)
Peapack Gladstone Financial Corp.	25,587	431,909	(79.7)
PetIQ, Inc.	6,137	175,273	(32.3)
Phibro Animal Health Corp.	8,297	136,403	(25.2)
Phreesia, Inc.	3,941	145,699	(26.9)
Ping Identity Holding Corp.	2,298	63,632	(11.7)
Plantronics, Inc.	816	15,928	(2.9)
Playa Hotels & Resorts NV	16,743	64,795	(12.0)
Pluralsight, Inc.	5,386	84,560	(15.6)
PRA Group, Inc.	4,471	152,595	(28.2)
Precigen, Inc.	15,196	65,191	(12.0)
Preferred Bank	4,583	155,043	(28.6)
PriceSmart, Inc.	7,075	488,175	(90.1)
Progress Software Corp.	8,980	326,603	(60.3)
Progyny, Inc.	2,463	60,023	(11.1)
PROS Holdings, Inc.	7,159	201,669	(37.2)
ProSight Global, Inc.	8,061	95,362	(17.6)
Provention Bio Inc.	6,581	78,051	(14.4)
QAD, Inc.	8,890	371,958	(68.6)
QCR Holdings, Inc.	5,963	185,032	(34.1)
Quanterix Corp.	5,127	187,699	(34.6)
QuinStreet, Inc.	13,741	219,925	(40.6)
Quotient Technology, Inc.	17,181	152,911	(28.2)
Ranpak Holdings Corp.	750	6,398	(1.2)
Rapid7, Inc.	2,421	149,933	(27.7)
Raven Industries, Inc.	36,554	801,264	(147.8)
RE/MAX Holdings, Inc., Class A	15,313	495,222	(91.4)
Realogy Holdings Corp.	19,996	223,155	(41.2)
RealReal, Inc.	16,727	210,593	(38.9)
Relmada Therapeutics, Inc.	874	27,033	(5.0)
Rent-A-Center, Inc.	4,899	151,379	(27.9)
Repro-Med Systems Inc.	4,461	24,625	(4.5)
Republic Bancorp, Inc., Class A	4,621	154,018	(28.4)
Resources Connection, Inc.	22,899	245,935	(45.4)
Revolve Group Inc.	1,148	20,756	(3.8)

Security	Shares	Value	% of Basket Value

United States (continued)
Rogers Corp.	4,201	$509,245	(94.0	) %
Rush Enterprises, Inc.	344	10,819	(2.0)
Sanmina Corp.	1,292	31,576	(5.8)
ScanSource, Inc.	6,636	133,384	(24.6)
Schneider National, Inc.	11,893	262,360	(48.4)
Scholastic Corp.	18,761	370,717	(68.4)
Scientific Games Corp.	7,596	242,160	(44.7)
SEACOR Holdings, Inc.	12,777	391,360	(72.2)
SeaWorld Entertainment, Inc.	7,975	175,609	(32.4)
Shake Shack, Inc., Class A	3,319	224,099	(41.3)
Shutterstock, Inc.	540	35,343	(6.5)
Signet Jewelers Ltd.	1,892	42,154	(7.8)
Simply Good Foods Co.	4,384	82,419	(15.2)
Simulations Plus, Inc.	2,514	162,957	(30.1)
Sonos, Inc.	19,581	285,883	(52.7)
South Jersey Industries, Inc.	6,108	117,701	(21.7)
Sprout Social Inc., Class A	4,040	176,548	(32.6)
Sprouts Farmers Market, Inc.	7,525	143,351	(26.4)
SPX Corp.	1,436	60,872	(11.2)
State Auto Financial Corp.	16,050	198,057	(36.5)
Steelcase, Inc., Class A	29,781	310,914	(57.4)
Steven Madden Ltd.	4,601	110,470	(20.4)
Sunnova Energy International, Inc.	11,893	286,146	(52.8)
Supernus Pharmaceuticals, Inc.	5,899	108,306	(20.0)
Surmodics, Inc.	692	25,431	(4.7)
SVMK, Inc.	10,023	209,781	(38.7)
Synaptics, Inc.	1,488	114,085	(21.0)
Systemax, Inc.	1,541	43,811	(8.1)
Tabula Rasa HealthCare, Inc.	2,457	84,865	(15.7)
Tactile Systems Technology, Inc.	16,857	616,629	(113.8)
Taylor Morrison Home Corp.	1,060	22,896	(4.2)
TCF Financial Corp.	878	23,890	(4.4)
Tennant Co.	10,273	612,476	(113.0)
TFS Financial Corp.	10,660	167,469	(30.9)
Tompkins Financial Corp.	3,109	174,073	(32.1)
Tootsie Roll Industries, Inc.	1,982	59,222	(10.9)
Trinseo SA	7,295	232,127	(42.8)
TriState Capital Holdings, Inc.	13,039	164,161	(30.3)
Triumph Bancorp, Inc.	3,804	160,263	(29.6)
Trupanion, Inc.	4,357	311,700	(57.5)
Turning Point Brands, Inc.	6,550	245,428	(45.3)
Twin River Worldwide Holdings, Inc.	5,436	131,932	(24.3)
U.S. Physical Therapy, Inc.	3,707	294,076	(54.3)
UniFirst Corp.	3,944	646,067	(119.2)
United States Cellular Corp.	993	28,916	(5.3)
Universal Health Realty Income Trust	149	7,967	(1.5)
Universal Insurance Holdings, Inc.	17,631	219,859	(40.6)
Univest Financial Corp.	20,829	330,348	(60.9)
Upland Software, Inc.	589	24,573	(4.5)
Urban Outfitters, Inc.	9,952	222,328	(41.0)
US Ecology, Inc.	9,316	284,324	(52.5)
Vectrus, Inc.	3,364	132,945	(24.5)
Veeco Instruments, Inc.	11,610	147,795	(27.3)
Vicor Corp.	7,464	582,192	(107.4)
Viemed Healthcare Inc.	23,989	192,481	(35.5)
Vonage Holdings Corp.	24,563	259,877	(47.9)
Weis Markets, Inc.	2,156	97,904	(18.1)
Werner Enterprises, Inc.	9,378	356,552	(65.8)
Winmark Corp.	218	36,931	(6.8)
Wolverine World Wide, Inc.	26,231	699,581	(129.1)
WW International, Inc.	3,647	77,171	(14.2)
Yext, Inc.	15,148	251,154	(46.3)

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Zumiez, Inc.	911	$25,508	(4.7	) %
Zuora, Inc.	8,561	82,357	(15.2)
Zynex, Inc.	8,576	109,859	(20.3)
		57,772,258

Total Reference Entity — Long		109,647,748

Reference Entity — Short

Common Stocks

Australia
Abacus Property Group	(150,901)	(293,952)	54.2
ARB Corp. Ltd.	(3,939)	(85,323)	15.7
Bega Cheese Ltd.	(27,251)	(95,868)	17.7
Bingo Industries Ltd.	(67,757)	(117,289)	21.6
Bravura Solutions Ltd.	(22,011)	(45,426)	8.4
Breville Group Ltd.	(2,179)	(40,371)	7.4
Collins Foods Ltd.	(29,425)	(199,720)	36.8
Data#3 Ltd.	(30,255)	(132,784)	24.5
EML Payments Ltd.	(18,283)	(38,754)	7.2
GUD Holdings Ltd.	(20,357)	(181,592)	33.5
GWA Group Ltd.	(42,399)	(78,576)	14.5
Hansen Technologies Ltd.	(84,376)	(234,438)	43.3
Healius Ltd.	(5,311)	(12,587)	2.3
IPH Ltd.	(17,615)	(81,643)	15.1
McMillan Shakespeare Ltd.	(49,951)	(328,587)	60.6
NRW Holdings Ltd.	(121,094)	(185,738)	34.3
Omni Bridgeway Ltd.	(27,353)	(66,539)	12.3
Ramelius Resources Ltd.	(91,183)	(124,488)	23.0
Select Harvests Ltd.	(19,116)	(71,003)	13.1
Service Stream Ltd.	(111,345)	(157,029)	29.0
Silver Lake Resources Ltd.	(130,415)	(195,299)	36.0
Village Roadshow Ltd.	(59,728)	(93,682)	17.3
Westgold Resources Ltd.	(220,776)	(401,682)	74.1

		(3,262,370)

Austria
AT&S Austria Technologie & Systemtechnik AG	(3,882)	(70,561)	13.0
FACC AG	(2,603)	(14,281)	2.6
Kapsch TrafficCom AG	(2,615)	(34,110)	6.3
Lenzing AG	(628)	(43,960)	8.1
Semperit AG Holding	(347)	(8,909)	1.7

		(171,821)

Belgium
Cie d’Entreprises CFE	(435)	(26,938)	5.0
D’ieteren SA	(1,742)	(87,274)	16.1
Orange Belgium SA	(1,110)	(18,498)	3.4
Van de Velde NV	(398)	(10,128)	1.9

		(142,838)

Bermuda
Argo Group International Holdings Ltd.	(1,611)	(57,480)	10.6
Signet Jewelers Ltd.	(4,770)	(106,276)	19.6

		(163,756)

Canada
Altus Group Ltd.	(10,410)	(425,917)	78.6
Andlauer Healthcare Group, Inc.	(701)	(22,414)	4.1
Canaccord Genuity Group, Inc.	(11,484)	(57,062)	10.5
Cominar Real Estate Investment Trust	(53,810)	(286,760)	52.9
Crombie Real Estate Investment Trust	(9,652)	(94,180)	17.4
Dream Industrial Real Estate Investment Trust	(41,496)	(368,459)	68.0
ECN Capital Corp.	(6,425)	(25,463)	4.7

Security	Shares	Value	% of Basket Value

Canada (continued)
Fiera Capital Corp.	(9,577)	$(67,858)	12.5%
goeasy Ltd.	(1,593)	(82,502)	15.2
Great Canadian Gaming Corp.	(39,361)	(672,118)	124.0
IMAX Corp.	(2,524)	(29,102)	5.4
Lassonde Industries, Inc., Class A	(806)	(91,955)	17.0
Lundin Gold, Inc.	(17,211)	(143,393)	26.5
MAG Silver Corp.	(8,451)	(142,785)	26.3
Mullen Group Ltd.	(26,242)	(176,483)	32.6
North West Co., Inc.	(9,683)	(238,750)	44.1
Park Lawn Corp.	(37,327)	(787,277)	145.3
Premier Gold Mines Ltd.	(51,487)	(105,888)	19.5
Recipe Un Ltd. Corp.	(2,207)	(18,669)	3.4
Sabina Gold & Silver Corp.	(27,603)	(52,210)	9.6
Seabridge Gold, Inc.	(2,373)	(45,739)	8.4
Sienna Senior Living, Inc.	(25,393)	(221,281)	40.8
Silvercorp Metals, Inc.	(48,143)	(324,495)	59.9
Stelco Holdings, Inc.	(18,995)	(207,586)	38.3
Summit Industrial Income REIT	(42,317)	(427,839)	78.9
Superior Plus Corp.	(60,168)	(535,158)	98.7
Torex Gold Resources, Inc.	(9,742)	(131,326)	24.2
Transat AT, Inc.	(8,713)	(30,410)	5.6
Transcontinental, Inc., Class A	(18,522)	(219,378)	40.5
Tucows, Inc., Class A	(7,284)	(537,486)	99.2

		(6,569,943)

Denmark
Nilfisk Holding A/S	(17,746)	(243,480)	44.9
Sydbank A/S	(8,379)	(143,295)	26.5

		(386,775)

Finland
Adapteo OYJ	(8,523)	(78,284)	14.5
Caverion OYJ	(54,757)	(360,023)	66.4
F-Secure OYJ	(27,205)	(111,155)	20.5

		(549,462)

France
Beneteau SA	(1,534)	(14,105)	2.6
Derichebourg SA	(66,752)	(196,077)	36.2
Etablissements Maurel et Prom SA	(8,746)	(12,176)	2.3
Jacquet Metal Service SA	(993)	(11,461)	2.1
LISI	(1)	(16)	0.0
Vilmorin & Cie SA	(1,113)	(58,137)	10.7

		(291,972)

Germany
AURELIUS Equity Opportunities SE & Co. KGaA	(41,596)	(584,927)	107.9
H&R GmbH & Co. KGaA	(10)	(48)	0.0
Hornbach Holding AG & Co. KGaA	(3,066)	(295,307)	54.5
Jenoptik AG	(18,501)	(456,556)	84.2
OHB SE	(339)	(13,411)	2.5
Pfeiffer Vacuum Technology AG	(824)	(150,289)	27.7
Takkt AG	(2,331)	(24,771)	4.6
Washtec AG	(1,691)	(74,873)	13.8

		(1,600,182)

Hong Kong
Luk Fook Holdings International Ltd.	(12,000)	(29,342)	5.4
Mandarin Oriental International Ltd.	(370,033)	(676,598)	124.8

		(705,940)

24	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Ireland
Irish Residential Properties REIT PLC	(16,174)	$(25,807)	4.7%
Origin Enterprises PLC	(42,389)	(160,833)	29.7

		(186,640)

Isle of Man
Playtech PLC	(19,554)	(86,221)	15.9

Israel
AFI Properties Ltd.	(2,503)	(59,972)	11.1
Big Shopping Centers Ltd.	(1,926)	(145,697)	26.9
Cellcom Israel Ltd.	(26,209)	(100,794)	18.6
Clal Insurance Enterprises Holdings Ltd.	(4,942)	(49,906)	9.2
Delek Automotive Systems Ltd.	(6,312)	(30,159)	5.6
Isracard Ltd.	(8,130)	(22,938)	4.2
Menora Mivtachim Holdings Ltd.	(8,521)	(114,761)	21.2
Naphtha Israel Petroleum Corp. Ltd.	(6,582)	(25,684)	4.7

		(549,911)

Italy
Brunello Cucinelli SpA	(2,979)	(89,448)	16.5
Danieli & C Officine Meccaniche SpA	(20,576)	(185,959)	34.3
doValue SpA	(7,466)	(68,954)	12.7
La Doria SpA	(3,395)	(49,759)	9.2
MARR SpA	(4,852)	(65,686)	12.1
Tod’s SpA	(4,427)	(93,260)	17.2

		(553,066)

Japan
Adastria Co. Ltd.	(3,800)	(65,956)	12.2
Advan Co. Ltd.	(5,800)	(70,430)	13.0
AEON REIT Investment Corp.	(27)	(30,537)	5.6
Ai Holdings Corp.	(8,300)	(145,933)	26.9
Aiful Corp.	(75,200)	(223,201)	41.2
Alpen Co. Ltd.	(1,900)	(36,945)	6.8
Alpha Systems, Inc.	(800)	(24,186)	4.5
Amuse, Inc.	(1,200)	(29,189)	5.4
Aomori Bank Ltd.	(1,800)	(39,763)	7.3
Arcs Co. Ltd.	(1,300)	(28,779)	5.3
ASKA Pharmaceutical Co. Ltd.	(21,100)	(266,143)	49.1
Awa Bank Ltd.	(5,900)	(141,930)	26.2
Axial Retailing, Inc.	(2,500)	(106,192)	19.6
Bank of Nagoya Ltd.	(2,800)	(69,542)	12.8
BML, Inc.	(2,100)	(59,040)	10.9
Central Security Patrols Co. Ltd.	(1,000)	(30,983)	5.7
Chiyoda Corp.	(25,100)	(54,431)	10.0
Chugoku Marine Paints Ltd.	(6,500)	(62,052)	11.5
Chukyo Bank Ltd.	(4,200)	(84,678)	15.6
CKD Corp.	(4,300)	(71,569)	13.2
Comforia Residential REIT, Inc.	(12)	(34,248)	6.3
Cosel Co. Ltd.	(3,000)	(28,718)	5.3
Daibiru Corp.	(26,200)	(296,681)	54.7
Daihen Corp.	(1,100)	(42,540)	7.9
Daisyo Corp.	(5,800)	(60,056)	11.1
Daiwabo Holdings Co. Ltd.	(2,200)	(144,021)	26.6
Earth Corp.	(3,800)	(241,381)	44.5
FCC Co. Ltd.	(4,800)	(92,109)	17.0
Fuji Corp/Aichi	(7,200)	(144,749)	26.7
Fuji Kyuko Co. Ltd.	(7,100)	(304,565)	56.2
Fujibo Holdings, Inc.	(900)	(31,283)	5.8
Fujimi, Inc.	(2,700)	(96,128)	17.7
Fujimori Kogyo Co. Ltd.	(1,000)	(40,967)	7.6
Giken Ltd.	(1,500)	(53,127)	9.8

Security	Shares	Value	% of Basket Value

Japan (continued)
Hankyu Hanshin REIT, Inc.	(23)	$(25,415)	4.7%
Heiwado Co. Ltd.	(1,600)	(32,487)	6.0
Hioki EE Corp.	(3,100)	(109,307)	20.2
Hirata Corp.	(12,300)	(765,546)	141.2
Hodogaya Chemical Co. Ltd.	(600)	(26,689)	4.9
Hokkaido Electric Power Co., Inc.	(24,500)	(94,961)	17.5
Hokuto Corp.	(5,100)	(107,261)	19.8
Hoshino Resorts REIT, Inc.	(4)	(18,881)	3.5
Ichibanya Co. Ltd.	(7,100)	(360,186)	66.5
Idec Corp.	(5,200)	(89,802)	16.6
IDOM, Inc.	(25,300)	(138,474)	25.5
I-PEX, Inc.	(6,800)	(120,964)	22.3
Itokuro, Inc.	(10,500)	(149,939)	27.7
Iwatani Corp.	(1,600)	(72,596)	13.4
Jafco Co. Ltd.	(4,800)	(217,085)	40.1
Japan Wool Textile Co. Ltd.	(5,800)	(56,342)	10.4
Joyful Honda Co. Ltd.	(7,200)	(112,004)	20.7
JTOWER, Inc.	(1,600)	(112,030)	20.7
Kansai Super Market Ltd.	(19,900)	(228,636)	42.2
Kappa Create Co. Ltd.	(25,600)	(348,378)	64.3
Katakura Industries Co. Ltd.	(8,900)	(98,373)	18.2
Keihanshin Building Co. Ltd.	(3,200)	(58,037)	10.7
Keiyo Co. Ltd.	(80,600)	(610,957)	112.7
Kenedix, Inc.	(75,300)	(390,210)	72.0
Kenko Mayonnaise Co. Ltd.	(1,600)	(26,959)	5.0
Kintetsu Department Store Co. Ltd.	(1,500)	(45,922)	8.5
Kiyo Bank Ltd.	(4,100)	(61,265)	11.3
KNT-CT Holdings Co. Ltd.	(6,301)	(58,261)	10.8
Komeri Co. Ltd.	(3,000)	(88,326)	16.3
Kumiai Chemical Industry Co. Ltd.	(19,500)	(187,470)	34.6
Leopalace21 Corp.	(65,000)	(101,836)	18.8
Life Corp.	(3,500)	(123,093)	22.7
Macnica Fuji Electronics Holdings, Inc.	(13,000)	(232,488)	42.9
Matsuya Co. Ltd.	(14,700)	(96,494)	17.8
Mie Kotsu Group Holdings, Inc.	(89,800)	(391,094)	72.2
Ministop Co. Ltd.	(37,700)	(471,513)	87.0
Mitsui High-Tec, Inc.	(31,500)	(641,851)	118.4
Mitsuuroko Group Holdings Co. Ltd.	(15,900)	(190,288)	35.1
Monex Group, Inc.	(191,600)	(460,650)	85.0
Monogatari Corp.	(1,300)	(132,848)	24.5
Nachi-Fujikoshi Corp.	(7,700)	(305,209)	56.3
Nichiban Co. Ltd.	(14,000)	(219,304)	40.5
Nichiden Corp.	(8,100)	(168,266)	31.0
Nichiha Corp.	(900)	(26,225)	4.8
Nikkiso Co. Ltd.	(6,600)	(63,278)	11.7
Nippon Fine Chemical Co. Ltd.	(1,700)	(24,396)	4.5
NIPPON REIT Investment Corp.	(8)	(25,687)	4.7
Nippon Sharyo Ltd.	(2,200)	(50,237)	9.3
Nissei ASB Machine Co. Ltd.	(2,900)	(112,894)	20.8
Nissha Co. Ltd.	(13,800)	(162,479)	30.0
Nojima Corp.	(900)	(25,259)	4.7
Ogaki Kyoritsu Bank Ltd.	(2,300)	(51,309)	9.5
Oki Electric Industry Co. Ltd.	(35,200)	(326,789)	60.3
Okuwa Co. Ltd.	(5,700)	(76,357)	14.1
Ringer Hut Co. Ltd.	(4,100)	(88,598)	16.3
Rokko Butter Co. Ltd.	(800)	(13,024)	2.4
Rorze Corp.	(600)	(26,723)	4.9
RS Technologies Co. Ltd.	(3,800)	(128,158)	23.6
Saizeriya Co. Ltd.	(25,900)	(449,560)	82.9
Sakata Seed Corp.	(12,000)	(423,436)	78.1
San-A Co. Ltd.	(1,500)	(62,476)	11.5

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Sanken Electric Co. Ltd.	(7,200)	$(230,502)	42.5%
SB Technology Corp.	(5,600)	(190,937)	35.2
Seikagaku Corp.	(3,000)	(27,589)	5.1
Seiren Co. Ltd.	(18,700)	(296,356)	54.7
Shibuya Corp.	(1,800)	(55,749)	10.3
Shima Seiki Manufacturing Ltd.	(3,100)	(46,048)	8.5
Shin Nippon Air Technologies Co. Ltd.	(4,100)	(82,934)	15.3
Sinfonia Technology Co. Ltd.	(14,700)	(159,961)	29.5
Solasto Corp.	(2,100)	(25,635)	4.7
Starts Corp., Inc.	(9,700)	(225,622)	41.6
Suruga Bank Ltd.	(23,900)	(78,051)	14.4
Takara Leben Real Estate Investment Corp.	(52)	(41,587)	7.7
TKC Corp.	(2,400)	(148,729)	27.4
TOKAI Holdings Corp.	(19,800)	(196,130)	36.2
Tokai Tokyo Financial Holdings, Inc.	(51,200)	(131,825)	24.3
Tokyo Dome Corp.	(14,500)	(115,978)	21.4
Tomy Co. Ltd.	(5,600)	(48,994)	9.0
Toyo Gosei Co. Ltd.	(1,600)	(157,111)	29.0
Tsugami Corp.	(7,400)	(103,228)	19.0
Universal Entertainment Corp.	(24,000)	(409,286)	75.5
V Technology Co. Ltd.	(3,200)	(137,091)	25.3
Vision Inc/Tokyo Japan	(9,500)	(82,460)	15.2
West Holdings Corp.	(8,800)	(300,648)	55.5
Wowow, Inc.	(22,600)	(595,827)	109.9
Yomiuri Land Co. Ltd.	(11,800)	(490,175)	90.4

		(18,115,087)

Luxembourg
Befesa SA	(8,902)	(366,617)	67.6

Netherlands
Arcadis NV	(2,858)	(66,411)	12.2
TKH Group NV	(2,882)	(92,797)	17.1
Vastned Retail NV	(6,574)	(173,837)	32.1

		(333,045)

New Zealand
Infratil Ltd.	(99,069)	(354,765)	65.5
Summerset Group Holdings Ltd.	(33,395)	(229,475)	42.3
Synlait Milk Ltd.	(98,561)	(346,996)	64.0

		(931,236)

Norway
Atea ASA	(9,729)	(113,039)	20.8
Europris ASA	(25,644)	(133,294)	24.6
Veidekke ASA	(24,865)	(286,567)	52.9
Wallenius Wilhelmsen ASA	(47,646)	(90,914)	16.8

		(623,814)

Portugal
Altri SGPS SA	(133,172)	(514,822)	95.0
Mota-Engil SGPS SA	(96,469)	(123,343)	22.7

		(638,165)

Puerto Rico
Triple-S Management Corp., Class B	(2,539)	(47,022)	8.7

Singapore
Kulicke & Soffa Industries, Inc.	(2,514)	(65,716)	12.1
Parkway Life Real Estate Investment Trust	(154,100)	(456,825)	84.3

		(522,541)

Spain
Aedas Homes SA	(14,643)	(289,918)	53.5

Security	Shares	Value	% of Basket Value

Spain (continued)
eDreams ODIGEO SA	(4,462)	$(11,548)	2.1%
Grupo Catalana Occidente SA	(876)	(20,209)	3.7
Metrovacesa SA	(24,575)	(138,527)	25.6
Neinor Homes SA	(8,725)	(105,335)	19.4
Prosegur Cia de Seguridad SA	(22,523)	(51,590)	9.5
Talgo SA	(1,770)	(6,298)	1.2

		(623,425)

Sweden
Ambea AB	(15,267)	(85,835)	15.9
Attendo AB	(18,942)	(86,851)	16.0
Bonava AB	(27,223)	(211,557)	39.0
Coor Service Management Holding AB	(21,160)	(135,961)	25.1
Duni AB	(1,319)	(11,545)	2.1
Fingerprint Cards AB	(144,163)	(243,151)	44.9
Granges AB	(10,172)	(91,753)	16.9
Lindab International AB	(20,544)	(317,149)	58.5
Mekonomen AB	(16,185)	(156,953)	29.0
Munters Group AB	(11,819)	(88,061)	16.3
NCC AB	(27,310)	(435,251)	80.3
Nobina AB	(14,631)	(80,231)	14.8
Peab AB	(137,295)	(1,270,664)	234.4

		(3,214,962)

Switzerland
APG SGA SA	(302)	(58,761)	10.8
Burckhardt Compression Holding AG	(873)	(218,575)	40.3
Comet Holding AG	(234)	(32,897)	6.1
Conzzeta AG	(144)	(145,149)	26.8
dormakaba Holding AG	(302)	(138,857)	25.6
EFG International AG	(21,723)	(117,793)	21.7
Emmi AG	(33)	(31,172)	5.8
Gurit Holding AG	(179)	(374,886)	69.2
Huber + Suhner AG	(5,159)	(372,041)	68.6
Leonteq AG	(4,564)	(161,231)	29.7
Mobilezone Holding AG	(2,305)	(21,590)	4.0
Schweiter Technologies AG	(155)	(211,695)	39.1
Valora Holding AG	(502)	(71,664)	13.2
Vetropack Holding AG	(3,711)	(206,999)	38.2
VZ Holding AG	(705)	(59,243)	10.9
V-ZUG Holding AG	(896)	(68,236)	12.6
Zehnder Group AG	(598)	(28,600)	5.3

		(2,319,389)

United Kingdom
Bodycote PLC	(4,254)	(35,873)	6.6
Computacenter PLC	(880)	(25,993)	4.8
CVS Group PLC	(4,780)	(76,477)	14.1
Daily Mail & General Trust PLC	(29,398)	(257,455)	47.5
EMIS Group PLC	(3,610)	(46,580)	8.6
Equiniti Group PLC	(23,146)	(30,965)	5.7
Frasers Group PLC	(11,293)	(54,784)	10.1
Go-Ahead Group PLC	(21,211)	(160,930)	29.7
Ibstock PLC	(18,353)	(38,168)	7.0
IG Design Group PLC	(30,989)	(175,038)	32.3
McCarthy & Stone PLC	(15,168)	(23,069)	4.3
Mitchells & Butlers PLC	(11,841)	(24,054)	4.4
NCC Group PLC	(86,836)	(206,073)	38.0
On the Beach Group PLC	(11,384)	(31,726)	5.8
Polypipe Group PLC	(80,457)	(479,058)	88.4
PZ Cussons PLC	(24,847)	(74,584)	13.8
Restore PLC	(37,590)	(155,882)	28.8

26	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Serco Group PLC	(49,123)	$(82,349)	15.2%
Serica Energy PLC	(14,600)	(19,955)	3.7
St Modwen Properties PLC	(24,369)	(104,665)	19.3
Stagecoach Group PLC	(68,619)	(33,791)	6.2
Stolt-Nielsen Ltd.	(17,148)	(158,577)	29.3
Vectura Group PLC	(95,312)	(127,181)	23.5
Victoria PLC	(27,041)	(164,649)	30.4
Workspace Group PLC	(37,162)	(297,079)	54.8

		(2,884,955)

United States
ABM Industries, Inc.	(17,698)	(614,475)	113.4
Acadia Healthcare Co., Inc.	(5,021)	(178,999)	33.0
Addus HomeCare Corp.	(1,579)	(154,063)	28.4
ADTRAN, Inc.	(8,543)	(91,325)	16.8
Advanced Energy Industries, Inc.	(766)	(51,682)	9.5
AdvanSix, Inc.	(3,315)	(50,454)	9.3
Aerie Pharmaceuticals, Inc.	(17,076)	(181,176)	33.4
Agilysys, Inc.	(5,071)	(137,323)	25.3
Air Transport Services Group, Inc.	(8,000)	(224,320)	41.4
Alcoa Corp.	(6,729)	(86,939)	16.0
Alexander’s, Inc.	(1,508)	(366,731)	67.7
Allegheny Technologies, Inc.	(17,438)	(160,604)	29.6
Allscripts Healthcare Solutions, Inc.	(16,461)	(165,927)	30.6
Altabancorp	(1,644)	(35,790)	6.6
Altra Industrial Motion Corp.	(2,171)	(92,832)	17.1
Ambac Financial Group, Inc.	(19,434)	(238,650)	44.0
American Assets Trust, Inc.	(7,442)	(155,761)	28.7
American Axle & Manufacturing Holdings, Inc.	(4,778)	(32,108)	5.9
American National Group, Inc.	(1,021)	(70,245)	13.0
American Public Education, Inc.	(1,309)	(37,005)	6.8
America’s Car-Mart, Inc.	(959)	(82,973)	15.3
Amkor Technology, Inc.	(12,539)	(148,587)	27.4
AMN Healthcare Services, Inc.	(734)	(47,916)	8.8
Amneal Pharmaceuticals, Inc.	(8,441)	(35,115)	6.5
ANI Pharmaceuticals, Inc.	(733)	(18,684)	3.4
Applied Industrial Technologies, Inc.	(1,490)	(90,964)	16.8
ArcBest Corp.	(2,523)	(77,002)	14.2
Arconic Corp.	(12,111)	(263,293)	48.6
Arcosa, Inc.	(2,738)	(126,413)	23.3
Argan, Inc.	(2,867)	(118,092)	21.8
Armada Hoffler Properties, Inc.	(4,530)	(40,815)	7.5
Arrow Financial Corp.	(2,618)	(71,655)	13.2
Asbury Automotive Group, Inc.	(2,715)	(279,591)	51.6
Associated Banc-Corp.	(5,541)	(75,856)	14.0
Astec Industries, Inc.	(5,256)	(267,005)	49.3
Atlantic Union Bankshares Corp.	(38,413)	(971,465)	179.2
Atlas Air Worldwide Holdings, Inc.	(478)	(28,278)	5.2
ATN International, Inc.	(1,044)	(46,667)	8.6
Avient Corp.	(11,268)	(350,097)	64.6
Axcelis Technologies, Inc.	(1,116)	(24,630)	4.5
Axos Financial, Inc.	(9,244)	(251,991)	46.5
AZZ, Inc.	(12,741)	(427,970)	79.0
B&G Foods, Inc.	(1,825)	(48,472)	8.9
Balchem Corp.	(255)	(25,487)	4.7
BancorpSouth Bank	(5,295)	(123,956)	22.9
BankUnited, Inc.	(22,244)	(561,661)	103.6
Banner Corp.	(2,262)	(83,400)	15.4
Bar Harbor Bankshares	(7,909)	(161,502)	29.8
Barrett Business Services, Inc.	(12,919)	(765,451)	141.2
Belden, Inc.	(3,229)	(99,712)	18.4

Security	Shares	Value	% of Basket Value

United States (continued)
BellRing Brands, Inc.	(2,477)	$(45,304)	8.4%
Berkshire Hills Bancorp, Inc.	(3,663)	(47,729)	8.8
BGC Partners, Inc.	(131,344)	(387,465)	71.5
Blackbaud, Inc.	(1,823)	(89,947)	16.6
BMC Stock Holdings, Inc.	(746)	(29,534)	5.4
Boston Omaha Corp., Class A	(6,871)	(109,799)	20.3
Brightsphere Investment Group Inc.	(22,015)	(303,807)	56.1
Brink’s Co.	(3,134)	(134,229)	24.8
Brookdale Senior Living, Inc.	(12,983)	(38,170)	7.0
Bryn Mawr Bank Corp.	(8,821)	(236,932)	43.7
Byline Bancorp, Inc.	(6,867)	(90,232)	16.6
California Water Service Group	(2,722)	(121,320)	22.4
Cal-Maine Foods, Inc.	(3,177)	(121,838)	22.5
Cannae Holdings, Inc.	(16,018)	(592,346)	109.3
Capitol Federal Financial, Inc.	(5,295)	(60,787)	11.2
Cars.com, Inc.	(7,309)	(54,014)	10.0
Cass Information Systems, Inc.	(3,369)	(132,132)	24.4
Cato Corp., Class A	(15,680)	(95,962)	17.7
Central Garden & Pet Co.	(418)	(14,793)	2.7
Century Bancorp, Inc., Class A	(297)	(21,256)	3.9
Cerence, Inc.	(2,241)	(122,314)	22.6
Chart Industries, Inc.	(604)	(51,008)	9.4
Chatham Lodging Trust	(31,150)	(228,952)	42.2
Chesapeake Utilities Corp.	(710)	(69,019)	12.7
Cimarex Energy Co.	(18,666)	(473,556)	87.4
Cinemark Holdings, Inc.	(39,605)	(324,365)	59.8
Clearway Energy, Inc.	(12,212)	(343,890)	63.4
Clearway Energy, Inc.	(24,317)	(637,349)	117.6
CNO Financial Group, Inc.	(56,605)	(1,004,739)	185.4
CNX Resources Corp.	(2,536)	(24,599)	4.5
Coca-Cola Consolidated, Inc.	(624)	(142,865)	26.4
Cohu, Inc.	(3,034)	(65,929)	12.2
Colony Capital, Inc.	(24,068)	(85,682)	15.8
Columbia Financial, Inc.	(29,820)	(363,506)	67.1
Comfort Systems USA, Inc.	(6,138)	(281,120)	51.9
Commerce Bancshares, Inc.	(173)	(10,769)	2.0
Commercial Metals Co.	(9,788)	(202,122)	37.3
CommScope Holding Co., Inc.	(7,553)	(67,222)	12.4
Community Health Systems, Inc.	(5,854)	(36,529)	6.7
CommVault Systems, Inc.	(4,400)	(174,196)	32.1
Compass Minerals International, Inc.	(759)	(45,828)	8.5
Computer Programs and Systems, Inc.	(2,015)	(56,198)	10.4
Comtech Telecommunications Corp.	(7,936)	(114,278)	21.1
Consolidated Communications Holdings, Inc.	(36,333)	(169,675)	31.3
Construction Partners, Inc.	(1,735)	(35,359)	6.5
Cooper Tire & Rubber Co.	(6,668)	(229,313)	42.3
Corcept Therapeutics, Inc.	(24,960)	(418,829)	77.3
CoreCivic, Inc.	(31,902)	(204,492)	37.7
Core-Mark Holding Co., Inc.	(15,914)	(435,248)	80.3
CorVel Corp.	(401)	(36,579)	6.7
Covanta Holding Corp.	(58,292)	(529,291)	97.7
CSG Systems International, Inc.	(8,345)	(316,109)	58.3
CSW Industrials, Inc.	(7,205)	(616,244)	113.7
CTS Corp.	(12,433)	(343,648)	63.4
Deluxe Corp.	(2,765)	(59,282)	10.9
Diamond Hill Investment Group, Inc.	(171)	(23,417)	4.3
Diodes, Inc.	(9,950)	(575,408)	106.2
Diversified Healthcare Trust	(35,291)	(102,167)	18.9
Dorman Products, Inc.	(1,132)	(101,054)	18.6
Dycom Industries, Inc.	(2,773)	(180,079)	33.2
Ebix, Inc.	(10,897)	(196,800)	36.3

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
EchoStar Corp.	(37,674)	$(872,530)	161.0%
Edgewell Personal Care Co.	(1,369)	(35,895)	6.6
Empire State Realty Trust, Inc.	(47,659)	(256,405)	47.3
Employers Holdings, Inc.	(9,727)	(311,361)	57.4
Encore Wire Corp.	(2,346)	(108,409)	20.0
Ensign Group, Inc.	(1,820)	(107,089)	19.8
EPR Properties	(9,959)	(237,423)	43.8
Evo Payments, Inc., Class A	(4,906)	(103,369)	19.1
ExlService Holdings, Inc.	(2,921)	(221,237)	40.8
FARO Technologies, Inc.	(434)	(26,144)	4.8
FBL Financial Group, Inc.	(12,927)	(642,343)	118.5
Federated Investors, Inc.	(19,115)	(456,848)	84.3
Ferro Corp.	(26,628)	(342,436)	63.2
First Bancshares, Inc.	(1,513)	(36,070)	6.7
First Citizens BancShares, Inc.	(186)	(86,062)	15.9
First Interstate BancSystem, Inc.	(16,199)	(571,825)	105.5
First Merchants Corp.	(3,118)	(81,411)	15.0
Focus Financial Partners, Inc.	(882)	(32,202)	5.9
Forestar Group, Inc.	(12,251)	(203,857)	37.6
FormFactor, Inc.	(17,713)	(502,164)	92.6
Forward Air Corp.	(7,687)	(484,050)	89.3
Fresh Del Monte Produce, Inc.	(1,153)	(24,824)	4.6
Gaming and Leisure Properties, Inc.	(75)	(2,726)	0.5
GCP Applied Technologies, Inc.	(13,484)	(294,086)	54.3
Genworth Financial, Inc.	(17,774)	(69,852)	12.9
GEO Group, Inc.	(20,841)	(184,651)	34.1
Glatfelter Corp.	(22,475)	(320,718)	59.2
Global Net Lease, Inc.	(2,150)	(30,594)	5.6
GoPro, Inc.	(44,436)	(263,950)	48.7
Graham Holdings Co.	(259)	(98,508)	18.2
Gray Television, Inc.	(11,364)	(144,096)	26.6
Great Lakes Dredge & Dock Corp.	(5,074)	(52,414)	9.7
Greenbrier Cos., Inc.	(3,080)	(83,098)	15.3
Greif, Inc.	(995)	(40,387)	7.5
Griffon Corp.	(2,768)	(59,346)	10.9
Gulfport Energy Corp.	(47,080)	(12,052)	2.2
Harborone Bancorp., Inc.	(25,946)	(243,892)	45.0
Hawkins, Inc.	(3,403)	(158,954)	29.3
Healthcare Services Group, Inc.	(6,497)	(148,651)	27.4
Hecla Mining Co.	(36,849)	(168,768)	31.1
Hibbett Sports, Inc.	(3,268)	(123,563)	22.8
Hillenbrand, Inc.	(2,270)	(66,397)	12.3
Hilltop Holdings, Inc.	(87,105)	(1,986,865)	366.6
Home BancShares, Inc.	(2,015)	(33,449)	6.2
HomeStreet, Inc.	(6,774)	(210,468)	38.8
Horizon Bancorp, Inc.	(33,016)	(409,398)	75.5
Hyster-Yale Materials Handling, Inc.	(1,595)	(67,628)	12.5
ICF International, Inc.	(4,728)	(309,164)	57.0
IES Holdings, Inc.	(17,044)	(544,044)	100.4
Independent Bank Group, Inc.	(6,114)	(315,360)	58.2
Infinera Corp.	(9,516)	(59,570)	11.0
Ingevity Corp.	(2,464)	(135,224)	24.9
Innoviva, Inc.	(80,109)	(865,978)	159.8
Installed Building Products, Inc.	(307)	(27,796)	5.1
International Money Express, Inc.	(9,386)	(130,559)	24.1
Investors Real Estate Trust	(371)	(25,009)	4.6
John B Sanfilippo & Son, Inc.	(462)	(33,615)	6.2
Kadant, Inc.	(406)	(46,739)	8.6
Kaman Corp.	(22,977)	(911,268)	168.1
Kearny Financial Corp.	(23,719)	(199,240)	36.8
Kelly Services, Inc.	(8,273)	(143,785)	26.5
Kforce, Inc.	(3,357)	(116,488)	21.5

Security	Shares	Value	% of Basket Value

United States (continued)
Kite Realty Group Trust	(35,757)	$(370,443)	68.3%
Kronos Worldwide, Inc.	(6,869)	(91,495)	16.9
Lakeland Bancorp, Inc.	(8,934)	(99,435)	18.3
Lakeland Financial Corp.	(739)	(37,785)	7.0
Lannett Co., Inc.	(17,046)	(109,606)	20.2
LCI Industries	(490)	(53,733)	9.9
Lexington Realty Trust	(19,470)	(193,337)	35.7
Lindblad Expeditions Holdings, Inc.	(8,161)	(67,900)	12.5
LTC Properties, Inc.	(10,508)	(346,869)	64.0
Mack-Cali Realty Corp.	(21,241)	(233,439)	43.1
Macy’s, Inc.	(26,132)	(162,280)	29.9
Magellan Health, Inc.	(1,487)	(107,465)	19.8
Magnolia Oil & Gas Corp., Class A	(5,086)	(22,073)	4.1
ManTech International Corp.	(3,839)	(249,074)	46.0
MarineMax, Inc.	(4,324)	(129,634)	23.9
Matson, Inc.	(11,058)	(574,463)	106.0
MEDNAX, Inc.	(10,278)	(131,044)	24.2
Meta Financial Group, Inc.	(18,778)	(550,947)	101.6
MFA Financial, Inc.	(798)	(2,250)	0.4
MGE Energy, Inc.	(13,197)	(858,069)	158.3
MGM Growth Properties LLC	(12,025)	(318,061)	58.7
Michaels Cos., Inc.	(9,581)	(77,702)	14.3
MicroStrategy, Inc.	(406)	(67,830)	12.5
Minerals Technologies, Inc.	(5,791)	(316,710)	58.4
Monarch Casino & Resort, Inc.	(1,987)	(86,216)	15.9
Monmouth Real Estate Investment Corp.	(7,727)	(107,019)	19.7
Moog, Inc.	(3,624)	(226,101)	41.7
MSC Industrial Direct Co., Inc.	(196)	(13,653)	2.5
Murphy Oil Corp.	(6,779)	(52,334)	9.7
MYR Group, Inc.	(6,181)	(264,238)	48.8
National HealthCare Corp.	(2,354)	(149,008)	27.5
National Western Life Group, Inc., Class A	(1,240)	(210,341)	38.8
NCR Corp.	(2,428)	(49,337)	9.1
Nelnet, Inc.	(1,976)	(120,615)	22.3
Newmark Group, Inc.	(36,495)	(172,804)	31.9
NexTier Oilfield Solutions, Inc.	(5,960)	(11,264)	2.1
NIC, Inc.	(1,497)	(33,563)	6.2
Northern Oil and Gas, Inc.	(35,848)	(132,638)	24.5
Northfield Bancorp, Inc.	(1,604)	(16,297)	3.0
NV5 Global, Inc.	(1,341)	(75,203)	13.9
Office Properties Income Trust	(13,972)	(257,225)	47.5
O-I Glass, Inc.	(14,786)	(139,432)	25.7
Old National Bancorp	(14,560)	(203,549)	37.6
One Liberty Properties, Inc.	(13,932)	(214,971)	39.7
Option Care Health, Inc.	(5,139)	(68,503)	12.6
Otter Tail Corp.	(3,578)	(137,216)	25.3
Pacific Premier Bancorp, Inc.	(9,420)	(240,210)	44.3
Pacira BioSciences, Inc.	(1,946)	(101,776)	18.8
Papa John’s International, Inc.	(7,336)	(561,938)	103.7
Paramount Group, Inc.	(10,645)	(61,528)	11.4
Park National Corp.	(13,610)	(1,247,356)	230.1
Patterson-UTI Energy, Inc.	(9,209)	(23,575)	4.4
PDC Energy, Inc.	(2,877)	(34,294)	6.3
Pebblebrook Hotel Trust	(2,502)	(29,974)	5.5
Peoples Bancorp, Inc.	(6,357)	(143,668)	26.5
Piedmont Office Realty Trust, Inc., Class A	(20,734)	(236,782)	43.7
Piper Jaffray Cos	(11,323)	(944,904)	174.3
PotlatchDeltic Corp.	(5,880)	(244,314)	45.1
Preferred Apartment Communities, Inc., Class A	(24,311)	(131,279)	24.2
PriceSmart, Inc.	(1,530)	(105,570)	19.5
Primoris Services Corp.	(9,423)	(177,812)	32.8
ProPetro Holding Corp.	(6,675)	(26,366)	4.9

28	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Providence Service Corp.	(1,105)	$(129,893)	24.0%
Provident Financial Services, Inc.	(10,954)	(148,646)	27.4
PS Business Parks, Inc.	(1,568)	(178,799)	33.0
Range Resources Corp.	(4,702)	(30,939)	5.7
Rattler Midstream LP	(14,894)	(87,428)	16.1
Renasant Corp.	(13,793)	(393,238)	72.6
Repay Holdings Corp.	(4,538)	(102,241)	18.9
Resideo Technologies, Inc.	(7,990)	(80,539)	14.9
Retail Opportunity Investments Corp.	(20,718)	(201,586)	37.2
Retail Properties of America, Inc., Class A	(36,015)	(188,719)	34.8
REV Group, Inc.	(6,568)	(51,559)	9.5
REX American Resources Corp.	(3,122)	(226,938)	41.9
Ribbon Communications, Inc.	(6,009)	(25,899)	4.8
Rite Aid Corp.	(27,494)	(251,295)	46.4
RLJ Lodging Trust	(14,066)	(115,060)	21.2
RPT Realty	(6,687)	(32,699)	6.0
Rush Enterprises, Inc.	(3,699)	(132,554)	24.5
Ruth’s Hospitality Group, Inc.	(4,648)	(51,965)	9.6
Ryman Hospitality Properties, Inc.	(1,334)	(53,160)	9.8
Safehold, Inc.	(3,557)	(244,793)	45.2
Sandy Spring Bancorp, Inc.	(6,252)	(158,488)	29.2
Saul Centers, Inc.	(1,368)	(33,858)	6.2
Schweitzer-Mauduit International, Inc.	(7,465)	(247,838)	45.7
Seaboard Corp.	(202)	(695,890)	128.4
Select Medical Holdings Corp.	(1,696)	(35,582)	6.6
Sensient Technologies Corp.	(9,535)	(623,875)	115.1
Service Properties Trust	(28,168)	(203,091)	37.5
Shenandoah Telecommunications Co.	(5,090)	(222,026)	41.0
Shutterstock, Inc.	(540)	(35,343)	6.5
Shyft Group, Inc.	(7,094)	(136,985)	25.3
Sinclair Broadcast Group, Inc., Class A	(6,142)	(114,118)	21.1
SolarWinds Corp.	(31,116)	(635,700)	117.3
Southwestern Energy Co.	(28,384)	(75,785)	14.0
SpartanNash Co.	(9,353)	(172,189)	31.8
Standard Motor Products, Inc.	(3,169)	(145,140)	26.8
Sterling Construction Co., Inc.	(3,021)	(44,409)	8.2
Summit Hotel Properties, Inc.	(26,675)	(140,844)	26.0
SunCoke Energy, Inc.	(6,871)	(23,980)	4.4
SunPower Corp.	(1,602)	(25,616)	4.7
Sunstone Hotel Investors, Inc.	(22,790)	(169,102)	31.2
TCF Financial Corp.	(878)	(23,890)	4.4
Tejon Ranch Co.	(4,757)	(65,218)	12.0
Tenet Healthcare Corp.	(3,361)	(82,479)	15.2
Terex Corp.	(12,030)	(297,021)	54.8
Tivity Health, Inc.	(1,885)	(25,919)	4.8
Towne Bank	(24,480)	(445,046)	82.1
TPI Composites, Inc.	(1,906)	(63,127)	11.6
TRI Pointe Group, Inc.	(13,264)	(217,928)	40.2
Tribune Publishing Co.	(33,654)	(385,675)	71.2
TriCo Bancshares	(2,011)	(58,178)	10.7
TrueBlue, Inc.	(20,662)	(320,674)	59.2
TrueCar, Inc.	(5,115)	(22,301)	4.1
Trustmark Corp.	(6,515)	(152,386)	28.1
TTEC Holdings, Inc.	(1,214)	(66,503)	12.3
TTM Technologies, Inc.	(10,772)	(127,864)	23.6
Tutor Perini Corp.	(6,021)	(81,344)	15.0
Ultra Clean Holdings, Inc.	(8,954)	(190,631)	35.2
Unisys Corp.	(25,633)	(336,818)	62.1
United States Steel Corp.	(2,837)	(27,405)	5.1
Univar Solutions, Inc.	(4,090)	(67,853)	12.5
Universal Corp.	(6,556)	(261,257)	48.2

Security	Shares	Value	% of Basket Value

United States (continued)
Universal Electronics, Inc.	(4,394)	$(162,842)	30.0%
Urban Edge Properties	(47,620)	(447,628)	82.6
Urstadt Biddle Properties, Inc., Class A	(19,303)	(183,572)	33.9
US Concrete, Inc.	(1,183)	(40,175)	7.4
Valmont Industries, Inc.	(450)	(63,877)	11.8
Vector Group Ltd.	(67,796)	(623,045)	114.9
Victory Capital Holdings, Inc.	(6,252)	(114,662)	21.2
Visteon Corp.	(327)	(29,316)	5.4
W&T Offshore, Inc.	(25,510)	(35,714)	6.6
Wabash National Corp.	(3,804)	(54,245)	10.0
Waddell & Reed Financial, Inc., Class A	(41,549)	(637,777)	117.7
Washington Federal, Inc.	(5,578)	(118,756)	21.9
Washington Real Estate Investment Trust	(13,006)	(227,345)	41.9
Washington Trust Bancorp, Inc.	(826)	(27,894)	5.1
Waterstone Financial, Inc.	(52,038)	(878,401)	162.1
WD-40 Co.	(821)	(199,815)	36.9
Weingarten Realty Investors	(24,844)	(394,026)	72.7
WesBanco, Inc.	(7,816)	(189,851)	35.0
Whitestone REIT	(5,936)	(35,379)	6.5
WisdomTree Investments, Inc.	(18,548)	(67,515)	12.5
Wolverine World Wide, Inc.	(6,481)	(172,848)	31.9
World Acceptance Corp.	(2,137)	(179,487)	33.1
World Fuel Services Corp.	(3,941)	(82,958)	15.3
Worthington Industries, Inc.	(6,034)	(296,933)	54.8
WSFS Financial Corp.	(945)	(29,947)	5.5
Wyndham Destinations, Inc.	(3,778)	(123,276)	22.7
Xenia Hotels & Resorts, Inc.	(32,214)	(265,443)	49.0
Yelp, Inc.	(12,817)	(252,110)	46.5
York Water Co.	(5,962)	(251,894)	46.5

		(64,348,612)

Total Reference Entity — Short		(110,189,767)

Net Value of Reference Entity — Bank of America N.A		$(542,019)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date February 15, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Argentina
MercadoLibre, Inc.	284	$344,790	(60.9)%

Australia
Alumina Ltd.	438,864	443,281	(78.3)
Aristocrat Leisure Ltd.	11,494	231,452	(40.9)
Atlassian Corp. PLC, Class A	152	29,126	(5.2)
Deterra Royalties Ltd.	14,756	40,762	(7.2)
Domino’s Pizza Enterprises Ltd.	694	41,336	(7.3)
Evolution Mining Ltd.	27,798	108,980	(19.3)
IDP Education Ltd.	3,295	44,703	(7.9)
Iluka Resources Ltd.	72,532	262,835	(46.4)
IOOF Holdings Ltd.	110,419	226,759	(40.1)
Magellan Financial Group Ltd.	1,970	76,354	(13.5)
Mineral Resources Ltd.	11,322	198,812	(35.1)
Northern Star Resources Ltd.	5,159	54,499	(9.6)
Oil Search Ltd.	45,264	81,723	(14.4)

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
Origin Energy Ltd.	107,498	$302,241	(53.4)%
OZ Minerals Ltd.	12,585	131,468	(23.2)
Perpetual Ltd.	4,622	88,460	(15.6)
St Barbara Ltd.	95,517	179,615	(31.7)
Westpac Banking Corp.	25,168	318,548	(56.3)
Worley Ltd.	7,704	51,356	(9.1)

		2,912,310

Austria
Raiffeisen Bank International AG	1,270	18,337	(3.2)
Belgium
Anheuser-Busch InBev SA/NV	11,563	598,110	(105.7)
KBC Group NV	15,232	752,564	(132.9)

		1,350,674

Bermuda
Athene Holding Ltd.	9,690	310,855	(54.9)

Canada
Algonquin Power & Utilities Corp.	6,437	97,596	(17.3)
Allied Properties Real Estate Investment Trust	8,024	194,592	(34.4)
Brookfield Asset Management, Inc.	9,055	269,074	(47.5)
Brookfield Infrastructure Corp.	1,079	58,894	(10.4)
Canadian Apartment Properties REIT	9,163	294,567	(52.0)
Cargojet Inc.	213	34,984	(6.2)
Colliers International Group Inc.	182	12,890	(2.3)
Descartes Systems Group Inc. (The)	4,561	244,568	(43.2)
Enbridge, Inc.	20,273	558,599	(98.7)
First Capital Real Estate Investment Trust	1,400	12,421	(2.2)
FirstService Corp.	6,806	912,626	(161.2)
Great-West Lifeco, Inc.	777	15,834	(2.8)
Hydro One Ltd.	2,146	46,889	(8.3)
IGM Financial, Inc.	4,696	103,098	(18.2)
Lightspeed POS Inc.	1,284	41,075	(7.3)
Lululemon Athletica, Inc.	2,188	698,607	(123.4)
Onex Corp.	5,360	231,732	(40.9)
Parkland Corp/Canada	485	11,846	(2.1)
Pembina Pipeline Corp.	17,558	367,554	(64.9)
Premium Brands Holdings Corp.	5,613	400,405	(70.7)
Ritchie Bros. Auctioneers Inc.	1,557	94,381	(16.7)
Rogers Communications, Inc.	1,883	76,490	(13.5)
Shopify, Inc.	450	414,849	(73.3)
Stella-Jones Inc.	1,402	45,628	(8.1)
TELUS Corp.	25,661	438,758	(77.5)
Wheaton Precious Metals Corp.	13,413	615,530	(108.8)

		6,293,487

Denmark
Chr Hansen Holding A/S	2,339	236,028	(41.7)
DSV Panalpina AS	3,139	509,276	(90.0)
Novozymes A/S, B Shares, Class B	3,837	230,761	(40.8)
Rockwool International AS	69	27,008	(4.8)
Royal Unibrew A/S	1,122	109,405	(19.3)
Tryg A/S	37,537	1,041,754	(184.0)

		2,154,232

Finland
Elisa OYJ	15,065	740,726	(130.9)
Sampo OYJ, A Shares	8,726	329,288	(58.2)
Sanoma OYJ	46,698	687,450	(121.4)

		1,757,464

Security	Shares	Value	% of Basket Value

France
Alstom SA	11,552	$516,136	(91.2)%
Amundi SA	418	27,417	(4.8)
Cie de Saint-Gobain	10,299	401,182	(70.9)
Dassault Systemes SE	5,155	878,981	(155.3)
Electricite de France SA	37,333	433,326	(76.6)
Faurecia SE	10,847	411,383	(72.7)
La Francaise des Jeux SAEM	10,947	410,646	(72.5)
Legrand SA	45,989	3,404,074	(601.4)
L’Oreal SA	5,743	1,856,053	(327.9)
Nexans SA	432	20,979	(3.7)
Renault SA	15,742	389,863	(68.9)
Schneider Electric SE	2,006	243,742	(43.1)
SCOR SE	6,931	168,321	(29.7)
Vinci SA	634	50,077	(8.8)

		9,212,180

Germany
BASF SE	6,878	376,627	(66.5)
Bayerische Motoren Werke AG	3,266	223,194	(39.4)
Beiersdorf AG	3,708	388,262	(68.6)
CECONOMY AG	142	628	(0.1)
CompuGroup Medical SE & Co KgaA	2,176	186,962	(33.0)
Daimler AG	19,926	1,029,945	(182.0)
Deutsche Wohnen SE	1,129	56,974	(10.1)
E.ON SE	31,818	331,358	(58.5)
Fielmann AG	11,327	858,799	(151.7)
HUGO BOSS AG	10,404	238,534	(42.2)
Infineon Technologies AG	5,670	157,825	(27.9)
Knorr-Bremse AG	3,165	366,511	(64.8)
Nemetschek SE	3,432	248,500	(43.9)
Stroeer SE & Co. KGaA	3,670	265,295	(46.9)
Talanx AG	422	12,441	(2.2)
thyssenkrupp AG	3,605	17,207	(3.0)
Wacker Chemie AG	1,382	133,324	(23.6)

		4,892,386

Hong Kong
BOC Hong Kong Holdings Ltd.	473,500	1,315,140	(232.3)
Hang Seng Bank Ltd.	38,600	594,673	(105.0)
Kerry Properties Ltd.	5,500	13,494	(2.4)
Man Wah Holdings Ltd.	8,800	12,282	(2.2)
Melco Resorts & Entertainment Ltd.	59	951	(0.2)
Swire Pacific Ltd.	29,000	132,246	(23.4)
Vitasoy International Holdings Ltd.	50,000	202,245	(35.7)

		2,271,031

Ireland
Allegion PLC	14,045	1,383,432	(244.4)
Aptiv PLC	1,410	136,051	(24.0)
DCC PLC	545	35,415	(6.3)
Experian PLC	23,375	856,317	(151.3)
Kerry Group PLC	7,379	883,280	(156.1)
Kingspan Group PLC	7,905	689,111	(121.7)
Medtronic PLC	1,808	181,831	(32.1)

		4,165,437

Israel
CyberArk Software Ltd.	1,321	130,977	(23.2)
Wix.com Ltd.	236	58,368	(10.3)

		189,345

Italy
Enel SpA	2,869	22,810	(4.0)
Interpump Group SpA	11,298	426,742	(75.4)

30	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Italy (continued)
Moncler SpA	2,696	$107,871	(19.1)%
Pirelli & C SpA	11,948	49,817	(8.8)
Unipol Gruppo SpA	6,371	23,239	(4.1)

		630,479

Japan
AEON Financial Service Co. Ltd.	2,800	28,677	(5.1)
Anritsu Corp.	21,900	479,445	(84.7)
Aozora Bank Ltd.	17,400	285,865	(50.5)
Benesse Holdings, Inc.	11,100	261,691	(46.2)
Bridgestone Corp.	17,100	557,375	(98.5)
Calbee, Inc.	1,100	33,744	(6.0)
Canon, Inc.	9,100	158,396	(28.0)
Chugai Pharmaceutical Co. Ltd.	8,300	320,380	(56.6)
Coca-Cola Bottlers Japan Holdings, Inc.	3,700	52,229	(9.2)
cocokara fine Inc.	1,200	78,836	(13.9)
Credit Saison Co. Ltd.	14,300	154,579	(27.3)
CyberAgent, Inc.	900	56,609	(10.0)
Dai Nippon Printing Co. Ltd.	1,600	29,807	(5.3)
Daito Trust Construction Co. Ltd.	2,000	181,930	(32.1)
Disco Corp.	600	161,945	(28.6)
EDION Corp.	68,200	671,755	(118.7)
Electric Power Development Co. Ltd.	6,700	90,548	(16.0)
ENEOS Holdings, Inc.	56,300	189,972	(33.6)
Fuji Media Holdings, Inc.	15,400	148,109	(26.2)
Idemitsu Kosan Co. Ltd.	1,500	30,336	(5.4)
Japan Post Holdings Co. Ltd.	17,600	120,761	(21.3)
Joshin Denki Co. Ltd.	6,700	166,160	(29.4)
Kao Corp.	6,600	469,911	(83.0)
Kikkoman Corp.	700	34,860	(6.2)
Kirin Holdings Co. Ltd.	44,200	796,854	(140.8)
Kissei Pharmaceutical Co. Ltd.	1,900	37,390	(6.6)
Konica Minolta, Inc.	81,100	206,624	(36.5)
Mani Inc.	600	15,010	(2.7)
Mitsubishi Materials Corp.	10,000	183,492	(32.4)
Mitsubishi UFJ Lease & Finance Co. Ltd.	103,900	440,223	(77.8)
Mitsui Fudosan Logistics Park, Inc.	29	138,558	(24.5)
MonotaRO Co. Ltd.	300	16,594	(2.9)
Morinaga & Co. Ltd/Japan	6,400	243,169	(43.0)
MOS Food Services Inc.	7,900	215,490	(38.1)
MS&AD Insurance Group Holdings, Inc.	5,400	147,772	(26.1)
Nichirei Corp.	1,000	25,199	(4.5)
Nidec Corp.	2,900	292,906	(51.7)
Nintendo Co. Ltd.	900	486,620	(86.0)
Nippon Paper Industries Co. Ltd.	3,300	37,266	(6.6)
Nippon Shinyaku Co. Ltd.	400	28,582	(5.0)
Nippon Telegraph & Telephone Corp.	101,800	2,141,448	(378.3)
Nippon Television Holdings, Inc.	1,900	20,050	(3.5)
Nissin Foods Holdings Co. Ltd.	500	43,295	(7.6)
Noritsu Koki Co. Ltd.	3,400	62,933	(11.1)
NS Solutions Corp.	7,100	207,921	(36.7)
Omron Corp.	1,300	93,868	(16.6)
Pan Pacific International Holdings Corp.	2,200	46,681	(8.2)
PeptiDream, Inc.	3,400	157,124	(27.8)
Pigeon Corp.	1,600	73,682	(13.0)
Rakus Co. Ltd.	5,200	102,189	(18.1)
Recruit Holdings Co. Ltd.	7,800	296,795	(52.4)
Relo Group Inc.	1,300	31,198	(5.5)
Resona Holdings, Inc.	7,000	22,900	(4.0)
Rokko Butter Co. Ltd.	1,000	16,280	(2.9)

Security	Shares	Value	% of Basket Value

Japan (continued)
Sankyu Inc.	800	$28,502	(5.0)%
Sanrio Co. Ltd.	5,100	93,808	(16.6)
SCSK Corp.	5,600	278,440	(49.2)
Shimadzu Corp.	3,200	91,499	(16.2)
Shinsei Bank Ltd.	2,000	23,917	(4.2)
Shizuoka Bank Ltd.	2,600	17,487	(3.1)
Sojitz Corp.	30,700	67,553	(11.9)
Sumitomo Chemical Co. Ltd.	123,000	402,356	(71.1)
Sumitomo Mitsui Trust Holdings, Inc.	15,600	419,444	(74.1)
Sumitomo Rubber Industries Ltd.	23,700	208,470	(36.8)
Suntory Beverage & Food Ltd.	1,900	65,527	(11.6)
Takara Bio Inc.	5,600	152,496	(26.9)
Takeda Pharmaceutical Co. Ltd.	3,300	101,979	(18.0)
TBS Holdings, Inc.	9,900	152,881	(27.0)
Tokyo Electron Ltd.	500	134,205	(23.7)
Toray Industries, Inc.	70,400	318,553	(56.3)
Toyo Tire Corp.	800	11,783	(2.1)
Trend Micro, Inc.	2,800	156,842	(27.7)
Welcia Holdings Co. Ltd.	800	31,329	(5.5)
West Japan Railway Co.	3,000	128,692	(22.7)
World Co. Ltd.	17,100	217,110	(38.4)
Yakult Honsha Co. Ltd.	6,100	295,197	(52.2)
Yamada Denki Co. Ltd.	55,600	271,094	(47.9)
Yamaha Motor Co. Ltd.	14,400	205,892	(36.4)
Yaoko Co. Ltd.	600	42,469	(7.5)
Yaskawa Electric Corp.	8,900	346,066	(61.1)
Yokohama Rubber Co. Ltd.	8,800	126,407	(22.3)

		15,782,031

Luxembourg
Grand City Properties SA	6,956	157,891	(27.9)
Tenaris SA	14,513	69,257	(12.2)

		227,148

Netherlands
Akzo Nobel NV	2,149	206,709	(36.5)
Euronext NV	9,756	1,015,809	(179.5)
IMCD NV	2,188	253,241	(44.7)
Koninklijke Ahold Delhaize NV	40,754	1,117,302	(197.4)
Signify NV	11,202	397,619	(70.3)

		2,990,680

Norway
Leroy Seafood Group ASA	21,275	99,933	(17.7)
NEL ASA	132,906	254,379	(44.9)
Orkla ASA	7,552	71,289	(12.6)
Salmar ASA	8,231	417,974	(73.8)
Schibsted ASA, B Shares	2,065	74,511	(13.2)
Telenor ASA	5,310	82,052	(14.5)

		1,000,138

Portugal
EDP - Energias de Portugal SA	246,530	1,216,051	(214.9)

Singapore
Frasers Logistics & Industrial Trust	13,800	12,444	(2.2)
Jardine Cycle & Carriage Ltd.	1,200	15,610	(2.7)
Keppel REIT	46,400	33,839	(6.0)
Olam International Ltd.	13,200	12,383	(2.2)
Singapore Post Ltd.	587,500	286,441	(50.6)

		360,717

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Spain
Acciona SA	1,003	$101,278	(17.9)%
Banco de Sabadell SA	742,101	227,089	(40.1)
Repsol SA	83,398	523,578	(92.5)

		851,945

Sweden
AAK AB	585	11,385	(2.0)
Atlas Copco AB, A Shares	16,756	739,629	(130.7)
Atlas Copco AB, B Shares	9,992	382,851	(67.7)
Elekta AB, B Shares	22,178	259,394	(45.8)
Intrum Justitia AB	3,246	79,322	(14.0)
Lifco AB	1,677	122,759	(21.7)
Loomis AB	5,283	117,969	(20.9)
Samhallsbyggnadsbolaget i Norden AB	57,812	159,107	(28.1)
SSAB AB	71,063	206,218	(36.4)
Sweco AB	3,140	158,005	(27.9)
Tele2 AB	23,415	276,343	(48.8)

		2,512,982

Switzerland
Cie Financiere Richemont SA	24,762	1,547,719	(273.5)
Givaudan SA, Registered Shares	157	640,236	(113.1)
Kuehne + Nagel International AG	394	78,746	(13.9)

		2,266,701

United Arab Emirates
Network International Holdings PLC	53,121	152,426	(26.9)

United Kingdom
Abcam PLC	8,359	159,512	(28.2)
AstraZeneca PLC	18	1,807	(0.3)
Auto Trader Group PLC	99,609	748,903	(132.3)
B&M European Value Retail SA	3,135	19,675	(3.5)
Britvic PLC	33,894	323,879	(57.2)
Burberry Group PLC	57,514	1,010,107	(178.4)
Dunelm Group PLC	9,698	163,954	(29.0)
Electrocomponents PLC	20,157	176,975	(31.3)
Farfetch Ltd.	3,700	104,081	(18.4)
Games Workshop Group PLC	832	111,851	(19.8)
GlaxoSmithKline PLC	97	1,620	(0.3)
Halma PLC	20,382	625,474	(110.5)
Hargreaves Lansdown PLC	1,640	28,735	(5.1)
HomeServe PLC	77,675	1,113,192	(196.7)
Intertek Group PLC	2,812	202,550	(35.8)
Linde PLC	245	53,983	(9.5)
Marks & Spencer Group PLC	1,124,355	1,295,347	(228.8)
Oxford Biomedica PLC	3,479	36,237	(6.4)
Pets at Home Group PLC	131,883	662,315	(117.0)
Rentokil Initial PLC	22,643	154,158	(27.2)
Rightmove PLC	91,468	732,035	(129.3)
Rotork PLC	6,410	23,355	(4.1)
Tesco PLC	76,908	204,748	(36.2)
UNITE Group PLC	4,450	48,023	(8.5)
WH Smith PLC	19,321	249,760	(44.1)

		8,252,276

United States
1-800-Flowers.com, Inc.	40,500	803,115	(141.9)
3M Co.	108	17,276	(3.1)
AbbVie, Inc.	2,970	252,747	(44.7)
ABIOMED, Inc.	137	34,508	(6.1)
Adobe, Inc.	1,654	739,503	(130.6)
Aerojet Rocketdyne Holdings, Inc.	1,154	37,413	(6.6)

Security	Shares	Value	% of Basket Value

United States (continued)
Agilent Technologies, Inc.	2,304	$235,215	(41.6)%
Agree Realty Corp.	1,578	97,946	(17.3)
Alexandria Real Estate Equities, Inc.	2,541	385,012	(68.0)
Align Technology, Inc.	106	45,164	(8.0)
Allegiant Travel Co.	1,558	209,956	(37.1)
Alphabet, Inc.	291	470,288	(83.1)
Alteryx, Inc.	142	17,800	(3.1)
Amazon.com, Inc.	80	242,892	(42.9)
Ameren Corp.	9	730	(0.1)
American Express Co.	45	4,106	(0.7)
American Tower Corp.	3,870	888,746	(157.0)
American Well Corp.	552	14,247	(2.5)
AMETEK, Inc.	1,693	166,253	(29.4)
Analog Devices, Inc.	8,843	1,048,161	(185.2)
Anaplan, Inc.	300	16,605	(2.9)
ANSYS, Inc.	786	239,235	(42.3)
AO Smith Corp.	14,520	750,539	(132.6)
Aon PLC	1,323	243,445	(43.0)
Appfolio, Inc.	2,926	418,038	(73.9)
Arista Networks, Inc.	1,385	289,327	(51.1)
Armstrong World Industries, Inc.	12,932	774,627	(136.9)
Aspen Technology, Inc.	1,262	138,580	(24.5)
AutoNation, Inc.	5,219	296,074	(52.3)
Avery Dennison Corp.	548	75,838	(13.4)
Axalta Coating Systems Ltd.	11,649	292,506	(51.7)
Axon Enterprise, Inc.	543	53,703	(9.5)
Baker Hughes Co.	14,935	220,590	(39.0)
Ball Corp.	5,006	445,534	(78.7)
Bassett Furniture Industries, Inc.	8,667	127,925	(22.6)
Biogen, Inc.	96	24,199	(4.3)
Bio-Techne Corp.	167	42,152	(7.4)
Boeing Co.	3,035	438,224	(77.4)
Boston Scientific Corp.	8,012	274,571	(48.5)
Bright Horizons Family Solutions, Inc.	500	79,025	(14.0)
Brighthouse Financial, Inc.	7,378	244,212	(43.1)
Brown-Forman Corp.	11,123	775,384	(137.0)
Bruker Corp.	2,543	108,179	(19.1)
BWX Technologies, Inc.	379	20,849	(3.7)
Cable One, Inc.	558	966,378	(170.7)
Caesars Entertainment, Inc.	8,741	391,772	(69.2)
Camden Property Trust.	5,924	546,430	(96.5)
CarMax, Inc.	3,888	336,079	(59.4)
Carvana Co.	415	76,920	(13.6)
Casey’s General Stores, Inc.	5,311	895,275	(158.2)
Catalent, Inc.	1,806	158,513	(28.0)
Cboe Global Markets, Inc.	1,622	131,852	(23.3)
CBRE Group, Inc.	3,372	169,949	(30.0)
Chegg, Inc.	2,745	201,593	(35.6)
Churchill Downs, Inc.	1,779	265,338	(46.9)
Cisco Systems, Inc.	9,547	342,737	(60.6)
Citigroup, Inc.	14,033	581,247	(102.7)
CMS Energy Corp.	20,917	1,324,674	(234.0)
Cogent Communications Holdings, Inc.	2,019	112,660	(19.9)
Cognex Corp.	5,991	394,807	(69.8)
Coherent, Inc.	1,382	172,943	(30.6)
Colgate-Palmolive Co.	19,553	1,542,536	(272.5)
Columbia Sportswear Co.	14,303	1,066,861	(188.5)
Consolidated Edison, Inc.	430	33,751	(6.0)
Continental Resources, Inc.	3,560	42,827	(7.6)
Cooper Cos., Inc.	1,353	431,675	(76.3)
Copart, Inc.	4,387	484,149	(85.5)

32	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
CoreSite Realty Corp.	231	$27,572	(4.9)%
Corning, Inc.	4,773	152,593	(27.0)
CoStar Group, Inc.	229	188,607	(33.3)
Coupa Software, Inc.	297	79,507	(14.0)
Cracker Barrel Old Country Store, Inc.	5,864	667,440	(117.9)
Crane Co.	1,945	98,709	(17.4)
Credit Acceptance Corp.	177	52,767	(9.3)
Crown Castle International Corp.	1,531	239,142	(42.2)
Cummins, Inc.	117	25,727	(4.5)
DexCom, Inc.	167	53,370	(9.4)
Digital Realty Trust, Inc.	672	96,970	(17.1)
Discovery, Inc.	9,861	199,587	(35.3)
Discovery, Inc.	2,110	38,655	(6.8)
Dropbox, Inc.	32,594	595,166	(105.1)
Dun & Bradstreet Holdings Inc.	4,691	121,215	(21.4)
Dynavax Technologies Corp.	23,815	88,830	(15.7)
Ecolab, Inc.	1,128	207,090	(36.6)
Edwards Lifesciences Corp.	5,959	427,201	(75.5)
Encompass Health Corp.	1,671	102,449	(18.1)
Equinix, Inc.	105	76,780	(13.6)
Estee Lauder Cos., Inc.	2,625	576,608	(101.9)
Euronet Worldwide, Inc.	2,269	201,578	(35.6)
Eversource Energy	1,716	149,755	(26.5)
Exxon Mobil Corp.	24,234	790,513	(139.7)
Facebook, Inc.	1,086	285,737	(50.5)
FactSet Research Systems, Inc.	3,914	1,199,641	(211.9)
Fidelity National Information Services, Inc.	275	34,262	(6.1)
Fiserv, Inc.	6,726	642,131	(113.4)
Flex Ltd.	3,752	53,091	(9.4)
FMC Corp.	4,539	466,337	(82.4)
Fortinet, Inc.	733	80,901	(14.3)
Gap, Inc.	18,159	353,193	(62.4)
Gartner, Inc.	4,362	523,876	(92.6)
Gilead Sciences, Inc.	2,757	160,320	(28.3)
Global Payments, Inc.	3,526	556,191	(98.3)
Globus Medical, Inc.	6,346	330,754	(58.4)
GoDaddy, Inc.	3,782	267,539	(47.3)
GoodRx Holdings, Inc.	6,593	319,035	(56.4)
Guidewire Software, Inc.	4,691	450,852	(79.7)
H&R Block, Inc.	17,002	293,455	(51.8)
Hanover Insurance Group, Inc.	582	55,674	(9.8)
Harley-Davidson, Inc.	2,904	95,484	(16.9)
HealthEquity, Inc.	8,113	417,738	(73.8)
HEICO Corp.	5,415	568,846	(100.5)
Henry Schein, Inc.	4,916	312,559	(55.2)
Hershey Co.	2,598	357,121	(63.1)
Hewlett Packard Enterprise Co.	94,224	814,095	(143.8)
Hill-Rom Holdings, Inc.	7,452	678,654	(119.9)
HollyFrontier Corp.	5,110	94,586	(16.7)
HubSpot, Inc.	487	141,264	(25.0)
IDACORP, Inc.	2,207	193,620	(34.2)
IDEX Corp.	2,611	444,888	(78.6)
Ingersoll Rand Inc.	5,253	183,540	(32.4)
Inovio Pharmaceuticals, Inc.	4,409	43,429	(7.7)
Insulet Corp.	2,025	450,056	(79.5)
Integra LifeSciences Holdings Corp.	8,659	381,862	(67.5)
International Flavors & Fragrances, Inc.	7,767	797,360	(140.9)
International Game Technology PLC	2,478	20,344	(3.6)
Intuit, Inc.	2,403	756,176	(133.6)
Intuitive Surgical, Inc.	286	190,785	(33.7)
IPG Photonics Corp.	1,354	251,790	(44.5)
Iron Mountain, Inc.	3,585	93,425	(16.5)

Security	Shares	Value	% of Basket Value

United States (continued)
Johnson & Johnson	2,311	$316,861	(56.0)%
Kemper Corp.	2,488	153,410	(27.1)
Keysight Technologies, Inc.	1,223	128,256	(22.7)
Kimco Realty Corp.	13,580	139,331	(24.6)
Kinder Morgan, Inc.	57,269	681,501	(120.4)
Kohl’s Corp.	5,533	160,441	(28.3)
L3Harris Technologies, Inc.	1,780	286,776	(50.7)
Lamb Weston Holdings, Inc.	3,512	222,836	(39.4)
Las Vegas Sands Corp.	2,099	100,878	(17.8)
Lemonade Inc.	1,966	98,870	(17.5)
LendingTree, Inc.	406	131,378	(23.2)
Lennox International, Inc.	851	231,183	(40.8)
Levi Strauss & Co.	27,533	434,471	(76.8)
Lincoln National Corp.	12,643	443,769	(78.4)
Lyft, Inc.	30,264	690,927	(122.1)
Marriott Vacations Worldwide Corp.	1,480	142,968	(25.3)
Marsh & McLennan Cos., Inc.	15,443	1,597,733	(282.3)
Marvell Technology Group Ltd.	2,645	99,214	(17.5)
Masimo Corp.	1,313	293,876	(51.9)
Match Group, Inc.	346	40,406	(7.1)
Medallia, Inc.	1,594	45,349	(8.0)
Mercury Systems, Inc.	1,364	93,952	(16.6)
MGIC Investment Corp.	38,661	388,930	(68.7)
Microchip Technology, Inc.	1,522	159,932	(28.3)
Monarch Casino & Resort, Inc.	1,141	49,508	(8.7)
Monro, Inc.	317	13,333	(2.4)
Moody’s Corp.	6,219	1,634,975	(288.9)
NanoViricides Inc.	5,678	19,589	(3.5)
National Instruments Corp.	6,712	209,951	(37.1)
New Relic, Inc.	4,683	284,071	(50.2)
New York Times Co.	10,002	396,679	(70.1)
NextEra Energy, Inc.	13,893	1,017,107	(179.7)
NIKE, Inc., Class B	19,181	2,303,254	(406.9)
Nutanix, Inc.	5,260	128,028	(22.6)
Okta, Inc.	1,057	221,790	(39.2)
ONEOK, Inc.	17,135	496,915	(87.8)
O’Reilly Automotive, Inc.	587	256,284	(45.3)
Otis Worldwide Corp.	4,678	286,668	(50.6)
Palo Alto Networks, Inc.	1,410	311,878	(55.1)
Penumbra, Inc.	1,060	276,692	(48.9)
Pfizer, Inc.	6,851	243,073	(42.9)
Phillips 66	7,734	360,868	(63.8)
Pinnacle West Capital Corp.	1,925	157,022	(27.7)
Planet Fitness, Inc.	2,246	133,120	(23.5)
Polaris, Inc.	2,879	261,586	(46.2)
Portland General Electric Co.	3,845	151,109	(26.7)
PriceSmart, Inc.	1,478	101,982	(18.0)
Prologis, Inc.	4,453	441,738	(78.0)
Proofpoint, Inc.	3,454	330,686	(58.4)
Proto Labs, Inc.	384	45,343	(8.0)
Pure Storage, Inc.	7,106	114,407	(20.2)
Q2 Holdings, Inc.	611	55,748	(9.8)
QTS Realty Trust, Inc.	4,290	263,878	(46.6)
Quaker Chemical Corp.	720	137,369	(24.3)
Quidel Corp.	59	15,829	(2.8)
Ralph Lauren Corp.	1,390	92,922	(16.4)
Realty Income Corp.	1,976	114,331	(20.2)
Regeneron Pharmaceuticals, Inc.	12	6,523	(1.2)
ResMed, Inc.	3,166	607,682	(107.4)
RH	2,345	786,114	(138.9)
RingCentral, Inc.	640	165,338	(29.2)
Rockwell Automation, Inc.	1,263	299,483	(52.9)

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Roku, Inc.	239	$48,374	(8.5)%
Roper Technologies, Inc.	3	1,114	(0.2)
Ross Stores, Inc.	20,250	1,724,692	(304.7)
Royal Gold, Inc.	1,398	166,096	(29.3)
S&P Global, Inc.	1,745	563,164	(99.5)
salesforce.com, Inc.	2,116	491,483	(86.8)
SBA Communications Corp.	455	132,118	(23.3)
Schrodinger Inc/United States	1,114	54,341	(9.6)
SeaWorld Entertainment, Inc.	26,705	588,044	(103.9)
Selectquote, Inc.	17,660	304,105	(53.7)
ServiceNow, Inc.	1,397	695,105	(122.8)
Silicon Laboratories, Inc.	5,402	553,489	(97.8)
Simon Property Group, Inc.	3,893	244,519	(43.2)
Sirius XM Holdings, Inc.	50,592	289,892	(51.2)
Smartsheet, Inc.	655	32,652	(5.8)
Southwest Airlines Co.	18,208	719,762	(127.2)
Sprouts Farmers Market, Inc.	14,340	273,177	(48.3)
Steven Madden Ltd.	4,500	108,045	(19.1)
Stryker Corp.	536	108,277	(19.1)
Synovus Financial Corp.	8,002	208,052	(36.8)
Sysco Corp.	11,046	610,954	(107.9)
Tandem Diabetes Care, Inc.	1,713	186,717	(33.0)
Teladoc Health, Inc.	278	54,616	(9.6)
Teledyne Technologies, Inc.	1,123	347,175	(61.3)
Teleflex, Inc.	854	271,768	(48.0)
Tesla, Inc.	1,863	722,919	(127.7)
Texas Roadhouse, Inc.	216	15,126	(2.7)
TJX Cos., Inc.	31,462	1,598,270	(282.4)
T-Mobile US, Inc.	6,149	673,746	(119.0)
TransUnion	7,184	572,277	(101.1)
Trex Co., Inc.	3,705	257,646	(45.5)
Trimble, Inc.	9,173	441,496	(78.0)
Twitter, Inc.	1,796	74,283	(13.1)
Uber Technologies, Inc.	492	16,438	(2.9)
Ubiquiti, Inc.	2,217	411,497	(72.7)
UDR, Inc.	13,118	409,806	(72.4)
Umpqua Holdings Corp.	3,187	40,029	(7.1)
Under Armour, Inc.	46,368	567,081	(100.2)
Unum Group	16,231	286,639	(50.6)
Vail Resorts, Inc.	2,825	655,513	(115.8)
Valero Energy Corp.	3,993	154,170	(27.2)
Veeva Systems, Inc., Class A	687	185,524	(32.8)
Verisk Analytics, Inc.	2,672	475,536	(84.0)
VF Corp.	6,845	459,984	(81.3)
ViaSat, Inc.	17,450	591,555	(104.5)
VICI Properties, Inc.	7,262	166,663	(29.4)
Vir Biotechnology, Inc.	222	6,980	(1.2)
VMware, Inc., Class A	1,030	132,592	(23.4)
Vornado Realty Trust	1,444	44,374	(7.8)
Walt Disney Co.	1,677	203,336	(35.9)
Warner Music Group Corp.	3,360	89,141	(15.7)
Wells Fargo & Co.	63,260	1,356,927	(239.7)
Whirlpool Corp.	501	92,665	(16.4)
Wingstop, Inc.	2,658	309,205	(54.6)
Woodward, Inc.	1,235	98,244	(17.4)
Workday, Inc.	1,190	250,043	(44.2)
World Wrestling Entertainment, Inc.	5,534	201,216	(35.5)
Wynn Resorts Ltd.	2,084	150,944	(26.7)
Xylem, Inc.	3,758	327,472	(57.9)
Yum! Brands, Inc.	6,141	573,140	(101.3)
Zendesk, Inc.	7,194	798,102	(141.0)

Security	Shares	Value	% of Basket Value

United States (continued)
ZoomInfo Technologies, Inc.	284	$10,789	(1.9)%
Zscaler, Inc.	1,103	149,732	(26.5)
Zynga, Inc.	29,913	268,918	(47.5)

		83,883,717

Preferred Stocks

Germany
Sartorius AG, Preference Shares, Preference Shares	456	193,016	(34.1)

Total Reference Entity — Long		156,192,835

Reference Entity — Short

Common Stocks

Australia
Adelaide Brighton Ltd.	(6,550)	(13,019)	2.3
AGL Energy Ltd.	(13,469)	(118,050)	20.9
AMP Ltd.	(32,289)	(34,746)	6.1
Ampol Ltd.	(9,031)	(164,672)	29.1
Ansell Ltd.	(5,112)	(144,553)	25.5
Beach Energy Ltd.	(91,852)	(76,165)	13.5
Charter Hall Group	(2,172)	(18,832)	3.3
Cleanaway Waste Management Ltd.	(11,377)	(16,401)	2.9
Computershare Ltd.	(5,648)	(48,267)	8.5
JB Hi-Fi Ltd.	(45)	(1,504)	0.3
Lendlease Group	(3,589)	(30,191)	5.3
Link Administration Holdings Ltd.	(115,390)	(387,997)	68.6
Macquarie Group Ltd.	(1,272)	(113,412)	20.0
Megaport Ltd.	(44,995)	(427,594)	75.5
National Australia Bank Ltd.	(11,503)	(150,494)	26.6
NEXTDC Ltd.	(44,368)	(397,264)	70.2
Seven Group Holdings Ltd.	(2,037)	(27,815)	4.9
Spark Infrastructure Group	(9,639)	(13,451)	2.4
St Barbara Ltd.	(33,577)	(63,140)	11.2
Suncorp Group Ltd.	(23,431)	(135,321)	23.9
Sydney Airport	(49,354)	(189,227)	33.4
Tabcorp Holdings Ltd.	(8,734)	(20,181)	3.6
Tuas Ltd.	(151,323)	(80,837)	14.3
Wesfarmers Ltd.	(2,102)	(68,041)	12.0

		(2,741,174)

Austria
BAWAG Group AG	(684)	(25,120)	4.4
Verbund AG	(6,410)	(369,691)	65.3

		(394,811)

Belgium
Ackermans & van Haaren NV	(774)	(95,274)	16.8
Aedifica SA	(3,436)	(288,633)	51.0
Aedifica SA, Right	(2,864)	(2,168)	0.4
Ageas SA	(7,038)	(283,414)	50.1
Etablissements Franz Colruyt NV	(12,015)	(711,138)	125.6
Sofina SA	(339)	(88,106)	15.6
Solvay SA	(2,247)	(182,569)	32.3
Telenet Group Holding NV	(12,837)	(493,717)	87.2

		(2,145,019)

Bermuda
Everest Re Group Ltd.	(372)	(73,314)	13.0
Hiscox Ltd.	(5,108)	(54,595)	9.6
RenaissanceRe Holdings Ltd.	(1,582)	(255,841)	45.2

		(383,750)

34	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Canada
Alimentation Couche-Tard, Inc., Class B	(3,412)	$(105,077)	18.6%
AltaGas Ltd.	(1,295)	(16,417)	2.9
Atco Ltd., Class I	(412)	(11,470)	2.0
Barrick Gold Corp.	(6,293)	(168,248)	29.7
BCE, Inc.	(3,452)	(138,722)	24.5
BlackBerry Ltd.	(6,224)	(27,936)	4.9
Canadian Natural Resources Ltd.	(823)	(13,096)	2.3
Canadian Pacific Railway Ltd.	(418)	(124,914)	22.1
Canadian Tire Corp. Ltd.	(60)	(6,700)	1.2
Capital Power Corp.	(100,208)	(2,208,291)	390.1
Eldorado Gold Corp.	(30,152)	(377,947)	66.8
First Quantum Minerals Ltd.	(2,352)	(27,028)	4.8
George Weston Ltd.	(4,421)	(310,031)	54.8
iA Financial Corp., Inc.	(4,066)	(141,667)	25.0
IAMGOLD Corp.	(6,493)	(23,783)	4.2
Kinaxis, Inc.	(592)	(90,371)	16.0
Kirkland Lake Gold Ltd.	(3,755)	(171,079)	30.2
Loblaw Cos. Ltd.	(8,720)	(434,069)	76.7
Manulife Financial Corp.	(12,516)	(169,661)	30.0
Methanex Corp.	(28,818)	(854,395)	150.9
National Bank of Canada	(383)	(18,381)	3.3
Northland Power, Inc.	(5,228)	(169,087)	29.9
Power Corp. of Canada	(17,451)	(332,306)	58.7
Shaw Communications, Inc.	(774)	(12,752)	2.3
Stantec, Inc.	(3,517)	(100,999)	17.8
Teranga Gold Corp.	(46,806)	(486,926)	86.0
TFI International, Inc.	(15,469)	(688,750)	121.7
Thomson Reuters Corp.	(6,779)	(527,035)	93.1

		(7,757,138)

China
FIH Mobile Ltd.	(188,000)	(20,663)	3.7
Minth Group Ltd.	(136,000)	(562,767)	99.4

		(583,430)

Czech Republic
Avast PLC	(22,071)	(135,632)	24.0

Denmark
Pandora A/S	(8,797)	(697,861)	123.3

Finland
Fortum OYJ	(39,885)	(749,703)	132.5
Kone OYJ	(807)	(64,248)	11.4
Metso Outotec OYJ	(25,485)	(179,656)	31.7
Stora Enso OYJ	(44,420)	(648,219)	114.5

		(1,641,826)

France
Aeroports de Paris	(686)	(67,130)	11.9
Airbus SE	(3,113)	(227,766)	40.2
Atos SE	(5,866)	(400,741)	70.8
Carrefour SA	(10,219)	(158,823)	28.1
Dassault Aviation SA	(177)	(148,088)	26.2
Edenred	(3,757)	(175,129)	30.9
Iliad SA	(230)	(44,466)	7.9
Ipsen SA	(1,976)	(179,974)	31.8
Metropole Television SA	(6,880)	(75,573)	13.3
Publicis Groupe SA	(4,434)	(154,047)	27.2
Safran SA	(1,326)	(139,866)	24.7
Sodexo SA	(2,130)	(136,823)	24.2
SOITEC	(2,436)	(345,572)	61.0

Security	Shares	Value	% of Basket Value

France (continued)
Thales SA	(312)	$(20,330)	3.6%
Veolia Environnement SA	(64,847)	(1,206,974)	213.2

		(3,481,302)

Germany
adidas AG	(385)	(114,385)	20.2
Aurubis AG	(1,948)	(124,620)	22.0
Brenntag AG	(2,241)	(143,236)	25.3
Carl Zeiss Meditec Ag Br	(644)	(83,211)	14.7
Continental AG	(7,644)	(812,182)	143.5
Fresenius Medical Care AG & Co. KGaA	(8,503)	(649,308)	114.7
Fresenius SE & Co. KGaA	(20,213)	(749,770)	132.5
GEA Group AG	(706)	(23,512)	4.2
Henkel AG & Co. KGaA	(1,815)	(164,083)	29.0
KION Group AG	(2,224)	(173,296)	30.6
Merck KGaA	(5,657)	(837,978)	148.0
Porsche Automobil Holding SE	(14,954)	(801,121)	141.5
Software AG	(1,471)	(52,698)	9.3
Symrise AG	(485)	(59,806)	10.6
United Internet AG	(2,804)	(98,332)	17.4
Volkswagen AG	(1,771)	(257,971)	45.6

		(5,145,509)

Hong Kong
Aia Group Ltd.	(18,800)	(178,923)	31.6
Chow Tai Fook Jewellery Group Ltd.	(34,800)	(44,476)	7.9
CK Asset Holdings Ltd.	(17,500)	(81,261)	14.4
CK Hutchison Holdings Ltd.	(51,500)	(311,059)	54.9
Hang Lung Properties Ltd.	(79,000)	(192,325)	34.0
Henderson Land Development Co. Ltd.	(8,000)	(28,257)	5.0
Hong Kong Exchanges & Clearing Ltd.	(6,900)	(330,639)	58.4
Hutchison Port Holdings Trust	(1,191,900)	(172,964)	30.6
Melco International Development Ltd.	(978,000)	(1,587,530)	280.5
PCCW Ltd.	(32,000)	(19,252)	3.4
Power Assets Holdings Ltd.	(34,000)	(175,089)	30.9
Shangri-La Asia Ltd.	(16,000)	(12,589)	2.2
Shun Tak Holdings Ltd.	(3,084,000)	(905,179)	159.9
Sino Land Co. Ltd.	(10,000)	(11,851)	2.1
Techtronic Industries Co. Ltd.	(17,000)	(228,979)	40.4
United Energy Group Ltd.	(3,094,000)	(420,072)	74.2
Xinyi Glass Holdings Ltd.	(6,000)	(13,176)	2.3

		(4,713,621)

Ireland
Jazz Pharmaceuticals PLC	(3,014)	(434,317)	76.7

Israel
Airport City Ltd.	(1,139)	(12,343)	2.2
Bezeq The Israeli Telecommunication Corp. Ltd.	(328,121)	(369,976)	65.4
First International Bank Of Israel Ltd.	(625)	(13,816)	2.4
Harel Insurance Investments & Financial Services Ltd.	(1,235)	(8,973)	1.6
Plus500 Ltd.	(4,682)	(89,729)	15.8
Shikun & Binui Ltd.	(107,200)	(499,142)	88.2

		(993,979)

Italy
Banco BPM SpA	(43,657)	(79,085)	14.0
DiaSorin SpA	(82)	(18,001)	3.2
Eni SpA	(57,482)	(402,664)	71.1
FinecoBank Banca Fineco SpA	(7,507)	(103,070)	18.2
PRADA SpA	(292,900)	(1,159,277)	204.8

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Italy (continued)
Salvatore Ferragamo SpA	(15,049)	$(194,129)	34.3%
Telecom Italia SpA	(936,421)	(318,076)	56.2

		(2,274,302)

Japan
77 Bank Ltd.	(800)	(11,188)	2.0
A/S One Corp.	(200)	(28,904)	5.1
Activia Properties, Inc.	(4)	(14,452)	2.6
AI inside, Inc.	(100)	(55,860)	9.9
Ain Holdings, Inc.	(900)	(62,953)	11.1
Alps Alpine Co. Ltd.	(8,700)	(125,518)	22.2
ASKUL Corp.	(1,500)	(57,609)	10.2
Azbil Corp.	(16,400)	(665,566)	117.6
Bandai Namco Holdings, Inc.	(5,500)	(411,041)	72.6
Bic Camera, Inc.	(1,100)	(12,149)	2.1
Capcom Co. Ltd.	(2,600)	(142,198)	25.1
Casio Computer Co. Ltd.	(2,600)	(39,500)	7.0
Central Japan Railway Co.	(600)	(72,551)	12.8
Chugoku Bank Ltd.	(40,300)	(349,126)	61.7
Daiichikosho Co. Ltd.	(900)	(30,795)	5.4
Daikin Industries Ltd.	(300)	(56,140)	9.9
Daiwa Office Investment Corp.	(20)	(108,532)	19.2
Denka Co. Ltd.	(1,900)	(58,535)	10.3
Denso Corp.	(9,600)	(447,327)	79.0
Freee KK	(4,400)	(344,295)	60.8
Fuji Electric Co. Ltd.	(4,100)	(124,324)	22.0
Fujitsu Ltd.	(2,900)	(343,112)	60.6
Fukuoka Financial Group, Inc.	(16,800)	(281,019)	49.7
Fukuyama Transporting Co. Ltd.	(1,400)	(58,677)	10.4
GungHo Online Entertainment, Inc.	(4,800)	(119,266)	21.1
Hikari Tsushin, Inc.	(1,500)	(351,817)	62.2
Hirogin Holdings, Inc.	(8,700)	(47,351)	8.4
Hoya Corp.	(900)	(101,571)	17.9
Ibiden Co. Ltd.	(6,700)	(273,182)	48.3
Iida Group Holdings Co. Ltd.	(8,300)	(150,165)	26.5
Ito En Ltd.	(200)	(12,667)	2.2
Iyo Bank Ltd.	(75,200)	(471,948)	83.4
Japan Airport Terminal Co. Ltd.	(1,400)	(60,804)	10.7
Japan Exchange Group, Inc.	(6,000)	(146,479)	25.9
Japan Hotel REIT Investment Corp.	(32)	(15,496)	2.7
Japan Prime Realty Investment Corp.	(13)	(35,133)	6.2
JFE Holdings Inc.	(7,600)	(53,399)	9.4
JGC Holdings Corp.	(9,200)	(75,646)	13.4
Justsystems Corp.	(2,800)	(183,130)	32.4
Kadokawa Dwango	(2,800)	(85,161)	15.0
Kansai Mirai Financial Group, Inc.	(42,100)	(153,456)	27.1
Keihan Holdings Co. Ltd.	(900)	(34,191)	6.0
Keikyu Corp.	(1,000)	(13,984)	2.5
Keio Corp.	(2,000)	(116,234)	20.5
Kinden Corp.	(6,400)	(100,351)	17.7
Koei Tecmo Holdings Co. Ltd.	(1,400)	(68,399)	12.1
Konami Holdings Corp.	(1,800)	(70,449)	12.4
Kose Corp.	(400)	(50,990)	9.0
K’s Holdings Corp.	(2,900)	(37,035)	6.5
Kyoritsu Maintenance Co. Ltd.	(2,900)	(103,762)	18.3
Kyushu Financial Group, Inc.	(33,900)	(158,569)	28.0
Lasertec Corp.	(6,000)	(519,725)	91.8
Lion Corp.	(6,200)	(126,427)	22.3
LIXIL Group Corp.	(5,700)	(123,771)	21.9
Mabuchi Motor Co. Ltd.	(1,700)	(70,089)	12.4
Medley, Inc.	(600)	(33,702)	6.0

Security	Shares	Value	% of Basket Value

Japan (continued)
Mitsubishi Electric Corp.	(12,600)	$(162,274)	28.7%
Mitsubishi Gas Chemical Co., Inc.	(12,500)	(227,867)	40.3
Mitsubishi Logistics Corp.	(4,700)	(123,691)	21.9
Mitsui & Co. Ltd.	(29,700)	(465,206)	82.2
Mitsui Chemicals, Inc.	(3,600)	(92,204)	16.3
Mitsui Mining & Smelting Co. Ltd.	(1,900)	(47,961)	8.5
Mitsui OSK Lines Ltd.	(12,300)	(277,666)	49.1
Morinaga Milk Industry Co. Ltd.	(4,200)	(202,493)	35.8
NEC Corp.	(10,600)	(533,924)	94.3
NEC Networks & System Integration Corp.	(3,600)	(62,425)	11.0
NH Foods Ltd.	(900)	(36,867)	6.5
Nippo Corp.	(3,900)	(100,176)	17.7
Nippon Electric Glass Co. Ltd.	(2,900)	(57,037)	10.1
Nippon Express Co. Ltd.	(1,900)	(106,551)	18.8
Nippon Shokubai Co. Ltd.	(300)	(14,691)	2.6
Nitto Denko Corp.	(2,400)	(168,614)	29.8
Nomura Holdings, Inc.	(11,700)	(52,398)	9.3
Optim Corp.	(500)	(14,021)	2.5
Pola Orbis Holdings, Inc.	(1,500)	(29,579)	5.2
Resorttrust, Inc.	(1,400)	(19,717)	3.5
Rinnai Corp.	(500)	(49,268)	8.7
Rohto Pharmaceutical Co. Ltd.	(500)	(15,631)	2.8
SBI Holdings, Inc.	(1,500)	(34,577)	6.1
Seino Holdings Co. Ltd.	(1,300)	(16,799)	3.0
Shiga Bank Ltd.	(20,700)	(447,034)	79.0
Shimamura Co. Ltd.	(100)	(10,661)	1.9
Shin-Etsu Chemical Co. Ltd.	(500)	(66,783)	11.8
Shinko Electric Industries Co. Ltd.	(12,600)	(219,818)	38.8
Sumitomo Electric Industries Ltd.	(1,100)	(12,144)	2.1
Sumitomo Metal Mining Co. Ltd.	(5,000)	(155,419)	27.5
Sumitomo Realty & Development Co. Ltd.	(2,500)	(66,898)	11.8
Takara Holdings, Inc.	(4,100)	(41,329)	7.3
Takashimaya Co. Ltd.	(3,500)	(26,163)	4.6
Tobu Railway Co. Ltd.	(16,300)	(462,535)	81.7
Toda Corp.	(6,000)	(34,274)	6.1
Toho Gas Co. Ltd.	(1,100)	(56,784)	10.0
Tokai Rika Co. Ltd.	(2,900)	(45,445)	8.0
Tokuyama Corp.	(2,700)	(60,174)	10.6
Tokyo Century Corp.	(2,800)	(137,280)	24.3
Toshiba Corp.	(3,700)	(93,595)	16.5
Tosoh Corp.	(8,900)	(144,266)	25.5
Toyobo Co. Ltd.	(9,400)	(125,325)	22.1
Toyota Industries Corp.	(1,200)	(77,548)	13.7
Tsumura & Co.	(500)	(14,676)	2.6
Wacoal Holdings Corp.	(900)	(16,314)	2.9
Yamaguchi Financial Group, Inc.	(5,000)	(32,525)	5.7
Yamato Holdings Co. Ltd.	(900)	(23,823)	4.2
Yoshinoya Holdings Co. Ltd.	(8,900)	(163,596)	28.9

		(13,311,766)

Luxembourg
APERAM SA	(9,606)	(257,793)	45.6
SES SA	(14,616)	(116,743)	20.6

		(374,536)

Mexico
Fresnillo PLC	(9,176)	(138,397)	24.4

Netherlands
Aalberts NV	(2,472)	(82,933)	14.6
Asml Holding NV	(2,296)	(830,699)	146.8
Flow Traders	(9,685)	(317,452)	56.1

36	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Netherlands (continued)
Heineken Holding NV	(3,656)	$(281,739)	49.8%
Koninklijke Philips NV	(4,797)	(222,182)	39.3
SBM Offshore NV	(7,369)	(119,084)	21.0

		(1,854,089)

New Zealand
a2 Milk Co. Ltd.	(17,306)	(166,292)	29.4
Auckland International Airport Ltd.	(125,134)	(578,855)	102.3
Fletcher Building Ltd.	(177,235)	(479,974)	84.8
Meridian Energy Ltd.	(90,145)	(315,942)	55.8
Ryman Healthcare Ltd.	(15,821)	(146,409)	25.9
Spark New Zealand Ltd.	(59,606)	(172,837)	30.5

		(1,860,309)

Norway
Mowi ASA	(6,964)	(110,017)	19.4
Yara International ASA	(18,079)	(632,683)	111.8

		(742,700)

Singapore
CapitaLand Ltd.	(38,800)	(73,013)	12.9
DBS Group Holdings Ltd.	(20,300)	(302,386)	53.4
Genting Singapore Ltd.	(773,800)	(365,401)	64.6
Singapore Telecommunications Ltd.	(246,100)	(365,833)	64.6

		(1,106,633)

Spain
Aena SME SA	(3,496)	(471,036)	83.2
Enagas SA	(3,438)	(74,205)	13.1
Endesa SA	(18,520)	(496,878)	87.8
Ferrovial SA	(905)	(19,600)	3.5
Mediaset Espana Comunicacion SA	(98,705)	(329,992)	58.3
Zardoya Otis SA	(43,174)	(263,748)	46.6

		(1,655,459)

Sweden
Electrolux AB, Series B	(2,667)	(60,136)	10.6
Getinge AB	(4,416)	(86,465)	15.3
Hexagon Ab , Shares B	(5,451)	(399,543)	70.6
Hexpol AB	(69,592)	(612,923)	108.3
Husqvarna AB	(57,414)	(592,030)	104.6
Securitas AB	(21,969)	(310,113)	54.8
Telefonaktiebolaget LM Ericsson	(102,467)	(1,143,994)	202.1
Trelleborg AB	(1,575)	(26,208)	4.6

		(3,231,412)

Switzerland
ABB Ltd.	(25,026)	(607,256)	107.3
EMS-Chemie Holding AG	(1,151)	(1,012,395)	178.9
Flughafen Zurich AG	(3,773)	(509,179)	89.9
Garmin Ltd.	(270)	(28,085)	5.0
LafargeHolcim Ltd.	(16,241)	(697,058)	123.1
Novartis AG	(1,423)	(110,884)	19.6
Roche Holding AG	(8,696)	(2,794,297)	493.7
Schindler Holding AG	(813)	(208,262)	36.8
Swiss Life Holding AG	(414)	(139,265)	24.6
Swiss Prime Site AG	(136)	(11,442)	2.0
VAT Group AG	(424)	(79,549)	14.0
Vifor Pharma AG	(729)	(82,046)	14.5

		(6,279,718)

United Kingdom
Admiral Group PLC	(17,237)	(614,048)	108.5
Anglo American PLC	(31,327)	(735,031)	129.9

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Associated British Foods PLC	(3,298)	$(72,527)	12.8%
Aviva PLC	(26,323)	(87,802)	15.5
B&M European Value Retail SA	(107,505)	(674,692)	119.2
BAE Systems PLC	(91,064)	(468,104)	82.7
Barclays PLC	(527,230)	(730,779)	129.1
Barratt Developments PLC	(41,139)	(257,143)	45.4
BP PLC	(40,976)	(104,364)	18.4
British Land Co. PLC	(12,950)	(58,481)	10.3
BT Group PLC	(509,901)	(669,678)	118.3
Derwent London PLC	(10,748)	(370,123)	65.4
Direct Line Insurance Group PLC	(22,115)	(75,576)	13.3
Domino’s Pizza Group PLC	(160,854)	(690,626)	122.0
DS Smith PLC	(25,587)	(93,858)	16.6
Fiat Chrysler Automobiles NV	(56,870)	(697,659)	123.3
Great Portland Estates PLC	(3,532)	(26,405)	4.7
HSBC Holdings PLC	(149,154)	(625,044)	110.4
IG Group Holdings PLC	(20,109)	(198,446)	35.1
InterContinental Hotels Group PLC	(27,582)	(1,401,447)	247.6
Kingfisher PLC	(53,301)	(198,226)	35.0
Legal & General Group PLC	(58,438)	(140,111)	24.8
Lloyds Banking Group PLC	(1,360,044)	(495,201)	87.5
London Stock Exchange Group PLC	(7,016)	(756,309)	133.6
Melrose Industries PLC	(29,753)	(46,155)	8.2
Natwest Group PLC	(348,357)	(561,676)	99.2
Pentair PLC	(3,437)	(171,025)	30.2
Persimmon PLC	(25,162)	(761,818)	134.6
Phoenix Group Holdings PLC	(14,263)	(122,480)	21.6
Quilter PLC	(358,661)	(569,432)	100.6
Renishaw PLC	(469)	(34,027)	6.0
Standard Life Aberdeen PLC	(74,222)	(216,266)	38.2
Travis Perkins PLC	(23,372)	(320,997)	56.7
Tritax Big Box REIT PLC	(95,834)	(194,446)	34.4
Vodafone Group PLC	(167,290)	(223,159)	39.4
Weir Group PLC	(12,430)	(230,921)	40.8

		(13,694,082)

United States
Aaron’s Holdings Co., Inc.	(683)	(35,694)	6.3
ACI Worldwide, Inc.	(498)	(14,527)	2.6
Advance Auto Parts, Inc.	(3,506)	(516,364)	91.2
AECOM	(1,478)	(66,274)	11.7
AGCO Corp.	(1,908)	(146,973)	26.0
Allstate Corp.	(250)	(22,188)	3.9
Alphabet, Inc.	(32)	(51,872)	9.2
Altice USA, Inc.	(4,041)	(108,905)	19.2
Altria Group, Inc.	(958)	(34,565)	6.1
AMERCO	(184)	(63,877)	11.3
Ameriprise Financial, Inc.	(702)	(112,903)	19.9
AmerisourceBergen Corp.	(4,891)	(469,878)	83.0
Anthem, Inc.	(1,512)	(412,474)	72.9
Apple, Inc.	(1,054)	(114,738)	20.3
Aramark	(35,237)	(977,474)	172.7
Arrow Electronics, Inc.	(22,472)	(1,750,344)	309.2
ASGN, Inc.	(1,209)	(80,616)	14.2
Ashland Global Holdings, Inc.	(1,880)	(131,168)	23.2
Assurant, Inc.	(909)	(113,052)	20.0
AutoNation, Inc.	(21,201)	(1,202,733)	212.5
AutoZone, Inc.	(415)	(468,527)	82.8
Avnet, Inc.	(6,510)	(160,602)	28.4
Bank of New York Mellon Corp.	(2,667)	(91,638)	16.2
Berkshire Hathaway, Inc., Class B	(42)	(8,480)	1.5
Best Buy Co., Inc.	(11,556)	(1,289,072)	227.7

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Bio-Rad Laboratories, Inc.	(347)	$(203,488)	35.9%
BJ’s Wholesale Club Holdings, Inc.	(562)	(21,519)	3.8
Booz Allen Hamilton Holding Corp.	(180)	(14,130)	2.5
Boston Beer Co., Inc.	(114)	(118,467)	20.9
Brooks Automation, Inc.	(4,930)	(230,231)	40.7
Brunswick Corp.	(3,653)	(232,733)	41.1
Bunge Ltd.	(2,192)	(124,352)	22.0
Cabot Oil & Gas Corp.	(10,919)	(194,249)	34.3
CACI International, Inc.	(952)	(198,521)	35.1
Camping World Holdings, Inc.	(5,882)	(155,520)	27.5
Capri Holdings Ltd.	(803)	(17,040)	3.0
Cardinal Health, Inc.	(4,450)	(203,766)	36.0
CDK Global, Inc.	(9,277)	(399,839)	70.6
CDW Corp.	(3,586)	(439,644)	77.7
CenturyLink, Inc.	(121,774)	(1,049,692)	185.4
Ceridian HCM Holding, Inc.	(7,114)	(613,369)	108.4
Change Healthcare, Inc.	(752)	(10,641)	1.9
Charter Communications, Inc	(130)	(78,497)	13.9
Churchill Downs, Inc.	(1,779)	(265,338)	46.9
Cigna Corp.	(2,014)	(336,278)	59.4
Cincinnati Financial Corp.	(2,225)	(157,397)	27.8
Citizens Financial Group, Inc.	(10,614)	(289,231)	51.1
Citrix Systems, Inc.	(8,840)	(1,001,307)	176.9
Clorox Co.	(413)	(85,594)	15.1
Cloudera, Inc.	(1,390)	(13,511)	2.4
Cognizant Technology Solutions Corp.	(2,061)	(147,197)	26.0
Conagra Brands, Inc.	(8,135)	(285,457)	50.4
Constellation Brands, Inc.	(4,113)	(679,591)	120.1
Core-Mark Holding Co., Inc.	(7,498)	(205,070)	36.2
Corteva, Inc.	(824)	(27,176)	4.8
Cousins Properties, Inc.	(6,692)	(170,512)	30.1
CubeSmart	(782)	(26,533)	4.7
Darling Ingredients, Inc.	(8,041)	(345,763)	61.1
DaVita, Inc.	(9,317)	(803,591)	142.0
Delta Air Lines, Inc.	(1,888)	(57,848)	10.2
Diamondback Energy, Inc.	(4,426)	(114,899)	20.3
Discover Financial Services	(2,687)	(174,682)	30.9
DISH Network Corp.	(32,087)	(817,898)	144.5
DocuSign, Inc.	(124)	(25,079)	4.4
Dollar General Corp.	(1,969)	(410,950)	72.6
Dollar Tree, Inc.	(7,225)	(652,562)	115.3
Domino’s Pizza, Inc.	(495)	(187,268)	33.1
DR Horton, Inc.	(4,414)	(294,899)	52.1
DTE Energy Co.	(4,772)	(588,960)	104.0
Duke Realty Corp.	(7,715)	(293,093)	51.8
DuPont de Nemours, Inc.	(961)	(54,662)	9.7
DXC Technology Co.	(1,443)	(26,580)	4.7
Eagle Materials, Inc.	(7,347)	(626,332)	110.7
East West Bancorp, Inc.	(3,468)	(126,513)	22.3
EastGroup Properties, Inc.	(1,173)	(156,103)	27.6
Eastman Chemical Co.	(436)	(35,246)	6.2
eBay, Inc.	(16,353)	(778,893)	137.6
Electronic Arts, Inc.	(833)	(99,818)	17.6
Element Solutions, Inc.	(2,952)	(34,597)	6.1
EMCOR Group, Inc.	(1,567)	(106,854)	18.9
Energizer Holdings, Inc.	(795)	(31,283)	5.5
EnerSys	(2,680)	(191,888)	33.9
Entegris, Inc.	(799)	(59,741)	10.6
EOG Resources, Inc.	(2,080)	(71,219)	12.6
Equity Commonwealth	(32,207)	(850,909)	150.3
Erie Indemnity Co.	(459)	(106,887)	18.9
Essent Group Ltd.	(939)	(37,419)	6.6

Security	Shares	Value	% of Basket Value

United States (continued)
Evergy, Inc.	(1,222)	$(67,454)	11.9%
Extra Space Storage, Inc.	(739)	(85,687)	15.1
Fastenal Co.	(2,358)	(101,936)	18.0
Fastly, Inc., Class A	(2,576)	(163,602)	28.9
Fifth Third Bancorp	(1,279)	(29,698)	5.2
Flowers Foods, Inc.	(6,241)	(147,163)	26.0
Foot Locker, Inc.	(8,003)	(295,151)	52.1
Fortune Brands Home & Security, Inc.	(3,101)	(250,778)	44.3
Gaming and Leisure Properties, Inc	(3,963)	(144,055)	25.4
Generac Holdings, Inc.	(584)	(122,728)	21.7
General Mills, Inc.	(9,782)	(578,312)	102.2
General Motors Co.	(67,356)	(2,325,803)	410.9
Globe Life, Inc.	(1,166)	(94,551)	16.7
Goldman Sachs Group, Inc.	(7,627)	(1,441,808)	254.7
Graphic Packaging Holding Co.	(12,541)	(166,670)	29.4
Grocery Outlet Holding Corp.	(3,410)	(150,108)	26.5
Hain Celestial Group, Inc.	(6,831)	(210,053)	37.1
Hanesbrands, Inc.	(76,957)	(1,236,699)	218.5
Hartford Financial Services Group, Inc.	(1,062)	(40,908)	7.2
HD Supply Holdings, Inc.	(16,761)	(668,093)	118.0
Healthcare Realty Trust, Inc.	(7,726)	(214,783)	37.9
Hess Corp.	(544)	(20,248)	3.6
Hilton Grand Vacations, Inc.	(41,714)	(859,308)	151.8
Horizon Therapeutics PLC	(781)	(58,520)	10.3
Houlihan Lokey, Inc.	(3,115)	(195,311)	34.5
Howmet Aerospace, Inc.	(1,365)	(23,546)	4.2
Humana, Inc.	(1,429)	(570,571)	100.8
Huntington Ingalls Industries, Inc.	(785)	(115,772)	20.5
Huntsman Corp.	(16,050)	(389,854)	68.9
IAA, Inc.	(707)	(40,009)	7.1
IAC/InterActiveCorp	(2,255)	(272,224)	48.1
II-VI, Inc.	(630)	(28,646)	5.1
International Paper Co.	(1,633)	(71,444)	12.6
Interpublic Group of Cos., Inc	(881)	(15,937)	2.8
Intuit, Inc.	(1,977)	(622,122)	109.9
iRhythm Technologies, Inc.	(90)	(19,031)	3.4
Iridium Communications, Inc.	(5,184)	(136,909)	24.2
Jabil, Inc.	(9,697)	(321,359)	56.8
JB Hunt Transport Services, Inc.	(1,746)	(212,558)	37.6
JPMorgan Chase & Co.	(2,631)	(257,943)	45.6
Kraft Heinz Co.	(12,467)	(381,366)	67.4
Kroger Co.	(6,061)	(195,225)	34.5
Landstar System, Inc.	(1,243)	(155,002)	27.4
Leidos Holdings, Inc.	(1,590)	(131,970)	23.3
Lennar Corp.	(13,739)	(964,890)	170.5
LHC Group, Inc.	(193)	(41,794)	7.4
Liberty Broadband Corp.	(664)	(93,325)	16.5
Life Storage, Inc.	(845)	(96,457)	17.0
Lithia Motors, Inc.	(49)	(11,249)	2.0
LiveRamp Holdings, Inc.	(6,946)	(459,061)	81.1
LKQ Corp.	(1,107)	(35,413)	6.3
Lockheed Martin Corp.	(825)	(288,857)	51.0
Louisiana-Pacific Corp.	(1,946)	(55,617)	9.8
Lowe’s Cos., Inc.	(3,446)	(544,813)	96.3
LPL Financial Holdings, Inc.	(309)	(24,698)	4.4
Madison Square Garden Sports Corp.	(467)	(66,146)	11.7
Marriott International, Inc.	(2,926)	(271,767)	48.0
Martin Marietta Materials, Inc.	(584)	(155,548)	27.5
MAXIMUS, Inc.	(16,825)	(1,137,033)	200.9
McKesson Corp.	(6,418)	(946,591)	167.2
MDU Resources Group, Inc.	(8,975)	(213,246)	37.7
Meritage Homes Corp.	(1,791)	(155,978)	27.6

38	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
MetLife, Inc.	(34,027)	$(1,287,922)	227.5%
Micron Technology, Inc.	(4,669)	(235,037)	41.5
Middleby Corp.	(2,150)	(214,011)	37.8
Mohawk Industries, Inc.	(333)	(34,362)	6.1
Molina Healthcare, Inc.	(2,646)	(493,400)	87.2
Monarch Casino & Resort, Inc.	(5,931)	(257,346)	45.5
Monster Beverage Corp.	(2,684)	(205,514)	36.3
Mosaic Co.	(3,392)	(62,752)	11.1
Motorola Solutions, Inc.	(2,207)	(348,838)	61.6
MSC Industrial Direct Co., Inc.	(2,357)	(164,189)	29.0
National Beverage Corp.	(3,687)	(288,655)	51.0
National Fuel Gas Co.	(279)	(11,149)	2.0
Navistar International Corp.	(508)	(21,900)	3.9
Newell Brands, Inc.	(14,420)	(254,657)	45.0
Norfolk Southern Corp.	(207)	(43,288)	7.6
Northern Trust Corp.	(4,045)	(316,602)	55.9
Northrop Grumman Corp.	(79)	(22,896)	4.0
NRG Energy, Inc.	(3,866)	(122,243)	21.6
Nuance Communications, Inc.	(38,675)	(1,234,119)	218.0
Nucor Corp.	(8,791)	(419,858)	74.2
NVR, Inc.	(75)	(296,482)	52.4
Oak Street Health, Inc.	(2,341)	(111,408)	19.7
Old Republic International Corp.	(5,397)	(87,863)	15.5
Omega Healthcare Investors, Inc.	(1,074)	(30,942)	5.5
ON Semiconductor Corp.	(14,925)	(374,468)	66.2
Oracle Corp.	(9,969)	(559,361)	98.8
Overstock.com, Inc.	(2,382)	(133,630)	23.6
Owens Corning	(6,903)	(451,939)	79.8
PACCAR, Inc.	(8,417)	(718,643)	127.0
Packaging Corp. of America	(3,423)	(391,899)	69.2
Peloton Interactive, Inc.	(22)	(2,425)	0.4
PennyMac Financial Services, Inc.	(3,354)	(170,450)	30.1
Pinterest, Inc.	(426)	(25,113)	4.4
Pioneer Natural Resources Co.	(7,866)	(625,819)	110.6
Pool Corp.	(2,932)	(1,025,702)	181.2
Post Holdings, Inc.	(7,345)	(630,935)	111.5
PPL Corp.	(1,357)	(37,318)	6.6
Principal Financial Group, Inc.	(17,260)	(676,937)	119.6
Procter & Gamble Co.	(1,475)	(202,223)	35.7
Prosperity Bancshares, Inc.	(1,363)	(75,115)	13.3
Prudential Financial, Inc.	(1,774)	(113,571)	20.1
Public Service Enterprise Group, Inc.	(521)	(30,296)	5.4
Public Storage	(522)	(119,575)	21.1
PulteGroup, Inc.	(12,840)	(523,358)	92.5
Quanta Services, Inc.	(27,873)	(1,740,111)	307.4
Quest Diagnostics, Inc.	(198)	(24,184)	4.3
Qurate Retail, Inc.	(15,773)	(106,783)	18.9
Radian Group, Inc.	(2,523)	(45,288)	8.0
Raymond James Financial, Inc.	(3,086)	(235,894)	41.7
Reata Pharmaceuticals, Inc., Class A	(66)	(7,703)	1.4
Redfin Corp.	(2,461)	(102,796)	18.2
Regions Financial Corp.	(16,722)	(222,403)	39.3
Reinsurance Group of America Inc.	(316)	(31,922)	5.6
Reliance Steel & Aluminum Co.	(770)	(83,922)	14.8
Rexford Industrial Realty, Inc.	(2,229)	(103,559)	18.3
Rexnord Corp.	(637)	(20,435)	3.6
RH	(2,383)	(798,853)	141.1
Rite Aid Corp.	(147,455)	(1,347,739)	238.1
Robert Half International, Inc.	(9,597)	(486,472)	85.9
Rollins, Inc.	(4,881)	(282,366)	49.9
RPM International, Inc.	(7,483)	(633,586)	111.9
Saia, Inc.	(594)	(87,710)	15.5

Security	Shares	Value	% of Basket Value

United States (continued)
Sanderson Farms, Inc.	(575)	$(73,583)	13.0%
Science Applications International Corp.	(329)	(25,126)	4.4
Scotts Miracle-Gro Co.	(653)	(97,983)	17.3
Service Corp. International	(753)	(34,871)	6.2
Shift4 Payments, Inc.	(5,562)	(283,161)	50.0
Silgan Holdings, Inc.	(432)	(14,882)	2.6
SL Green Realty Corp.	(1,089)	(46,620)	8.2
SLM Corp.	(89,128)	(819,086)	144.7
SmileDirectClub, Inc.	(2,342)	(20,844)	3.7
Spirit Realty Capital, Inc.	(798)	(23,980)	4.2
Splunk, Inc.	(310)	(61,392)	10.8
SS&C Technologies Holdings, Inc.	(16,555)	(980,387)	173.2
STAG Industrial, Inc.	(6,001)	(186,751)	33.0
Stamps.com, Inc.	(454)	(101,351)	17.9
Starbucks Corp.	(6,171)	(536,630)	94.8
State Street Corp.	(4,878)	(287,314)	50.8
Stericycle, Inc.	(1,722)	(107,281)	19.0
Steven Madden Ltd.	(4,500)	(108,045)	19.1
Stifel Financial Corp.	(16,713)	(977,042)	172.6
SVB Financial Group	(1,417)	(411,922)	72.8
Synchrony Financial	(19,523)	(488,465)	86.3
SYNNEX Corp.	(270)	(35,543)	6.3
Target Corp.	(4,535)	(690,318)	122.0
TCF Financial Corp.	(1,211)	(32,951)	5.8
Tetra Tech, Inc.	(5,659)	(571,050)	100.9
Thor Industries, Inc.	(791)	(66,903)	11.8
Timken Co.	(1,303)	(77,789)	13.7
Toll Brothers, Inc.	(10,515)	(444,574)	78.5
TopBuild Corp.	(2,444)	(374,445)	66.2
Tractor Supply Co.	(749)	(99,774)	17.6
Trade Desk, Inc., Class A	(485)	(274,728)	48.5
Travelers Cos., Inc.	(3,262)	(393,756)	69.6
TriNet Group, Inc.	(611)	(42,110)	7.4
Trinity Industries, Inc.	(1,662)	(31,312)	5.5
Tyler Technologies, Inc.	(92)	(35,363)	6.2
Tyson Foods, Inc.	(858)	(49,103)	8.7
UFP Industries, Inc.	(14,062)	(701,834)	124.0
Vail Resorts, Inc.	(2,825)	(655,513)	115.8
Valley National Bancorp	(2,279)	(17,412)	3.1
Verizon Communications, Inc.	(7,917)	(451,190)	79.7
Virtu Financial, Inc.	(5,664)	(121,096)	21.4
Vistra Corp.	(77,068)	(1,338,671)	236.5
Voya Financial, Inc.	(4,742)	(227,284)	40.2
Walgreens Boots Alliance, Inc.	(39,282)	(1,337,159)	236.2
Walmart, Inc.	(1,402)	(194,528)	34.4
Watsco, Inc.	(1,413)	(316,710)	56.0
West Pharmaceutical Services, Inc.	(104)	(28,295)	5.0
Western Alliance Bancorp	(2,962)	(122,034)	21.6
Western Digital Corp.	(689)	(25,996)	4.6
Westrock Co.	(4,617)	(173,368)	30.6
Whirlpool Corp.	(501)	(92,665)	16.4
Williams Cos., Inc.	(11,494)	(220,570)	39.0
Wingstop, Inc.	(2,658)	(309,205)	54.6
Xerox Holdings Corp.	(3,091)	(53,722)	9.5
Yelp, Inc.	(4,057)	(79,801)	14.1

		(78,986,086)

Total Reference Entity — Short		(156,758,858)

Net Value of Reference Entity — Bank of America N.A.		$(566,023)

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank A.G. as of period end, termination dates September 06, 2021 to August 21, 2025:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
ALS Ltd.	2,403	$15,901	(7.2)%
Aristocrat Leisure Ltd.	9,474	190,775	(85.9)
Bendigo & Adelaide Bank Ltd.	16,834	79,191	(35.7)
Challenger Ltd.	41,729	141,064	(63.5)
Deterra Royalties Ltd.	1,866	5,155	(2.3)
Domino’s Pizza Enterprises Ltd.	350	20,847	(9.4)
Evolution Mining Ltd.	18,586	72,865	(32.8)
Flight Centre Travel Group Ltd.	4,081	32,302	(14.5)
IDP Education Ltd.	16,540	224,396	(101.0)
IGO Ltd.	57,040	178,280	(80.3)
Iluka Resources Ltd.	21,580	78,200	(35.2)
IOOF Holdings Ltd.	81,454	167,276	(75.3)
Magellan Financial Group Ltd.	5,213	202,048	(91.0)
Medibank Pvt Ltd.	48,245	90,564	(40.8)
Mineral Resources Ltd.	4,232	74,313	(33.5)
Northern Star Resources Ltd.	4,694	49,587	(22.3)
OZ Minerals Ltd.	11,574	120,907	(54.4)
Perpetual Ltd.	1,983	37,952	(17.1)
SEEK Ltd.	3,493	56,555	(25.5)
St Barbara Ltd.	13,052	24,544	(11.1)
Technology One Ltd.	19,485	123,004	(55.4)
WiseTech Global Ltd.	4,795	97,796	(44.0)
Worley Ltd.	6,604	44,024	(19.8)

		2,127,546

Austria
Raiffeisen Bank International AG	13,020	187,987	(84.7)
Wienerberger AG	1,095	27,623	(12.4)

		215,610

Belgium
UCB SA	176	17,384	(7.8)

Denmark
Bavarian Nordic AS	812	21,531	(9.7)
Jyske Bank AS	2,367	70,532	(31.8)
NetCo. Group AS	473	39,342	(17.7)
Novozymes A/S, B Shares	163	9,803	(4.4)
Tryg A/S	2,588	71,824	(32.3)
Vestas Wind Systems A/S	129	22,132	(10.0)

		235,164

Finland
Elisa OYJ	216	10,620	(4.8)

France
ALD SA	2,610	28,112	(12.7)
Alstom SA	2,025	90,476	(40.7)
Amundi SA	1,334	87,500	(39.4)
Dassault Systemes SE	520	88,665	(39.9)
Engie SA	3,243	39,223	(17.7)
Eurazeo SE	576	26,190	(11.8)
Faurecia SE	1,493	56,623	(25.5)
ICADE	208	10,519	(4.7)
JCDecaux SA	6,793	104,845	(47.2)
Nexans SA	1,029	49,971	(22.5)

Security	Shares	Value	% of Basket Value

France (continued)
Pernod Ricard SA	130	$20,954	(9.4)%
Renault SA	1,463	36,232	(16.3)
Sanofi	395	35,666	(16.1)
Valeo SA	1,101	33,307	(15.0)
Vinci SA	348	27,487	(12.4)
Wendel SE	122	10,558	(4.7)
Worldline SA	593	43,921	(19.8)

		790,249

Germany
alstria office REIT-AG	935	11,902	(5.4)
BASF SE	1,073	58,755	(26.5)
Bayerische Motoren Werke AG	573	39,158	(17.6)
CompuGroup Medical SE & Co KgaA	1,665	143,057	(64.4)
Covestro AG	2,265	108,099	(48.7)
Encavis AG	774	15,216	(6.9)
Evonik Industries AG	605	14,564	(6.6)
Fielmann AG	6	455	(0.2)
Freenet AG	6,456	114,375	(51.5)
Gerresheimer AG	95	9,550	(4.3)
Hella GmbH & Co. KGaA	2,760	120,477	(54.2)
HelloFresh SE	506	27,039	(12.2)
HUGO BOSS AG	991	22,721	(10.2)
Infineon Technologies AG	1,835	51,089	(23.0)
Rocket Internet SE	2	43	(0.0)
Solarworld AG	10	5	(0.0)
Stroeer SE & Co. KGaA	3,296	238,259	(107.3)
Talanx AG	1,575	46,433	(20.9)
thyssenkrupp AG	14,862	70,940	(31.9)
Wacker Chemie AG	65	6,271	(2.8)

		1,098,408

Ireland
Glanbia PLC	7,076	67,304	(30.3)
James Hardie Industries PLC	565	13,718	(6.2)
Kerry Group PLC	1,329	159,084	(71.6)
Kingspan Group PLC	3,198	278,783	(125.6)

		518,889

Israel
Bank Leumi Le-Israel BM	8,803	41,489	(18.7)
Teva Pharmaceutical Industries Ltd.	6,694	57,941	(26.1)

		99,430

Italy
Pirelli & C SpA	15,784	65,811	(29.7)
Prysmian SpA	1,561	42,479	(19.1)
Unipol Gruppo SpA	28,246	103,029	(46.4)

		211,319

Luxembourg
Grand City Properties SA	2,841	64,487	(29.0)

Malta
Kindred Group PLC	8,133	61,869	(27.9)

Netherlands
Akzo Nobel NV	1,475	141,878	(63.9)
Euronext NV	895	93,189	(42.0)
IMCD NV	1,154	133,565	(60.1)
Signify NV	1,478	52,462	(23.6)

		421,094

40	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Norway
NEL ASA	22,150	$42,395	(19.1)%
Salmar ASA	451	22,794	(10.3)
Schibsted ASA, B Shares	2,500	90,207	(40.6)

		155,396

Singapore
Frasers Logistics & Industrial Trust	126,300	113,889	(51.3)
Jardine Cycle & Carriage Ltd.	6,600	85,854	(38.7)
Keppel DC REIT	18,100	38,430	(17.3)
Mapletree Industrial Trust	28,600	63,739	(28.7)
Olam International Ltd.	93,300	87,528	(39.4)
Singapore Post Ltd.	66,300	32,325	(14.5)

		421,765

Spain
Acciona SA	404	40,819	(18.4)
Acerinox SA	1,423	11,296	(5.1)
Banco de Sabadell SA	377,385	115,483	(52.0)
EDP Renovaveis SA	1,156	21,976	(9.9)
Mapfre SA	16,886	25,478	(11.5)
Siemens Gamesa Renewable Energy SA	896	25,428	(11.4)

		240,480

Sweden
AAK AB	4,919	95,735	(43.1)
Assa Abloy AB	2,589	55,489	(25.0)
Elekta AB	19,364	226,481	(102.0)
Intrum Justitia AB	6,030	147,355	(66.3)
Lifco AB	482	35,283	(15.9)
Loomis AB	7,227	161,378	(72.7)
Nibe Industrier AB	1,107	26,655	(12.0)
SSAB AB	8,298	24,080	(10.8)
Sweco AB	1,081	54,396	(24.5)
Tele2 AB	7,410	87,452	(39.4)

		914,304

Switzerland
Givaudan SA	34	138,650	(62.4)
IWG PLC	12,305	40,363	(18.2)
Kuehne + Nagel International AG	472	94,335	(42.5)
Lonza Group AG, Registered Shares	39	23,630	(10.6)
STMicroelectronics NV	597	18,211	(8.2)
Straumann Holding AG	15	15,658	(7.1)

		330,847

United Arab Emirates
Network International Holdings PLC	24,594	70,570	(31.8)

United Kingdom
AstraZeneca PLC	200	20,081	(9.0)
Beazley PLC	8,296	31,627	(14.2)
Bovis Homes Group PLC	1,616	11,402	(5.1)
Britvic PLC	6,907	66,001	(29.7)
Burberry Group PLC	3,302	57,992	(26.1)
Fevertree Drinks PLC	1,038	27,096	(12.2)
Future PLC	466	11,981	(5.4)
Games Workshop Group PLC	353	47,456	(21.4)
GlaxoSmithKline PLC	2,455	40,995	(18.5)
Halma PLC	443	13,595	(6.1)
HomeServe PLC	3,372	48,326	(21.8)
M&G PLC	11,034	20,988	(9.5)
Pearson PLC	28	185	(0.1)
Rentokil Initial PLC	3,638	24,768	(11.2)

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Rotork PLC	13,482	$49,121	(22.1)%
Smith & Nephew PLC	1,758	30,526	(13.7)
SSE PLC	1,369	22,258	(10.0)
SSP Group PLC	54,145	131,113	(59.0)
Topps Tiles PLC	274	154	(0.1)
Trainline PLC	5,412	19,295	(8.7)
Unilever PLC	820	46,731	(21.0)
UNITE Group PLC	2,482	26,785	(12.1)
WH Smith PLC	6,887	89,027	(40.1)

		837,503

Total Reference Entity — Long		8,842,934

Reference Entity — Short
Common Stocks
Australia
Adelaide Brighton Ltd.	(37,543)	(74,623)	33.6
AGL Energy Ltd.	(4,318)	(37,845)	17.0
AMP Ltd.	(11,982)	(12,894)	5.8
Ampol Ltd.	(8,067)	(147,095)	66.2
Ansell Ltd.	(1,727)	(48,835)	22.0
Charter Hall Group	(2,296)	(19,908)	9.0
Cleanaway Waste Management Ltd.	(9,234)	(13,312)	6.0
Crown Resorts Ltd.	(2,374)	(13,821)	6.2
Fortescue Metals Group Ltd.	(2,740)	(33,520)	15.1
GPT Group	(26,827)	(75,981)	34.2
Lendlease Group	(10,053)	(84,567)	38.1
Macquarie Group Ltd.	(189)	(16,838)	7.6
National Australia Bank Ltd.	(2,918)	(38,176)	17.2
Orora Ltd.	(18,140)	(32,875)	14.8
QBE Insurance Group Ltd.	(3)	(17)	0.0
Shopping Centres Australasia Property Group	(11,387)	(18,569)	8.4
Spark Infrastructure Group	(24,152)	(33,703)	15.2
Suncorp Group Ltd.	(12,399)	(71,608)	32.2
Super Retail Group Ltd.	(3,706)	(29,167)	13.1
Sydney Airport	(16,078)	(61,644)	27.8
Wesfarmers Ltd.	(2,056)	(66,552)	30.0

		(931,550)

Austria
ams AG	(2,925)	(62,629)	28.2
Andritz AG	(951)	(32,031)	14.4
BAWAG Group AG	(321)	(11,789)	5.3

		(106,449)

Belgium
Ackermans & van Haaren NV	(2,243)	(276,098)	124.3
Aedifica SA	(730)	(73,569)	33.1
Ageas SA	(2,081)	(83,800)	37.7
Etablissements Franz Colruyt NV	(1,150)	(68,066)	30.7
Sofina SA	(266)	(69,133)	31.1
Solvay SA	(2,060)	(167,376)	75.4

		(738,042)

Bermuda
Hiscox Ltd.	(1,946)	(20,799)	9.4

Czech Republic
Avast PLC	(5,573)	(34,247)	15.4

France
Accor SA	(2,350)	(59,897)	27.0
Aeroports de Paris	(714)	(69,870)	31.5

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

France (continued)
Dassault Aviation SA	(203)	$(169,841)	76.5%
Edenred	(821)	(38,285)	17.2
Elis SA	(1,270)	(13,929)	6.3
Ipsen SA	(964)	(87,801)	39.5
Lagardere SCA	(9,199)	(201,167)	90.6
Safran SA	(818)	(86,283)	38.9
Sodexo SA	(1,201)	(77,148)	34.7
SPIE SA	(2,731)	(42,977)	19.3
Thales SA	(216)	(14,075)	6.3
Vivendi SA	(1,230)	(35,502)	16.0

		(896,775)

Germany
Aurubis AG	(2,693)	(172,280)	77.6
Evotec SE	(5,463)	(144,371)	65.0
Fresenius Medical Care AG & Co. KGaA	(999)	(76,286)	34.4
Fresenius SE & Co. KGaA	(2,555)	(94,774)	42.7
FUCHS PETROLUB SE	(1,320)	(67,942)	30.6
LANXESS AG	(1,958)	(99,305)	44.7
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	(118)	(27,596)	12.4
Porsche Automobil Holding SE	(370)	(19,822)	8.9
Rational AG	(727)	(544,852)	245.4
Siltronic AG	(599)	(56,687)	25.5
Software AG	(319)	(11,428)	5.1
Symrise AG	(128)	(15,784)	7.1
U Aero Engines AG	(138)	(23,587)	10.6
United Internet AG	(2,373)	(83,218)	37.5
Volkswagen AG	(128)	(18,649)	8.4

		(1,456,581)

Ireland
Bank of Ireland Group PLC	(7,057)	(17,326)	7.8

Israel
Plus500 Ltd.	(5)	(96)	0.0

Italy
Ferrari NV	(367)	(65,470)	29.5

Luxembourg
APERAM SA	(5,483)	(147,145)	66.3
SES SA	(36,369)	(290,491)	130.8

		(437,636)

Netherlands
ASM International NV	(448)	(63,988)	28.8
Asml Holding NV	(125)	(45,225)	20.4
Flow Traders	(2,401)	(78,699)	35.4
GrandVision NV	(1,718)	(47,721)	21.5
Heineken Holding NV	(1,131)	(87,157)	39.3
Koninklijke KPN NV	(5,825)	(15,732)	7.1
SBM Offshore NV	(908)	(14,674)	6.6

		(353,196)

New Zealand
Auckland International Airport Ltd.	(8,875)	(41,055)	18.5
Contact Energy Ltd.	(5,951)	(29,013)	13.1
Mercury NZ Ltd.	(9,700)	(34,293)	15.4
Meridian Energy Ltd.	(11,162)	(39,121)	17.6

Security	Shares	Value	% of Basket Value

New Zealand (continued)
SKYCITY Entertainment Group Ltd.	(81,958)	$(151,649)	68.3%
Spark New Zealand Ltd.	(58,239)	(172,834)	77.8

		(467,965)

Norway
Aker BP ASA	(5,194)	(80,888)	36.4

Singapore
CapitaLand Ltd.	(16,600)	(31,238)	14.1
DBS Group Holdings Ltd.	(2,500)	(37,239)	16.8
Genting Singapore Ltd.	(111,900)	(52,841)	23.8
Singapore Telecommunications Ltd.	(58,900)	(87,556)	39.4

		(208,874)

Spain
ACS Actividades de Construccion y Servicios SA	(3,258)	(77,445)	34.9
Aena SME SA	(95)	(12,658)	5.7
Enagas SA	(1,140)	(24,605)	11.1
Endesa SA	(989)	(26,504)	12.0
Ferrovial SA	(1,476)	(31,967)	14.4
Viscofan SA	(1,054)	(71,136)	32.0
Zardoya Otis SA	(17,860)	(109,106)	49.1

		(353,421)

Sweden
BillerudKorsnas AB	(1,989)	(31,070)	14.0
Electrolux AB, Series B	(3,221)	(72,628)	32.7
Hennes & Mauritz AB	(1,741)	(28,306)	12.7
Husqvarna AB	(3,201)	(33,008)	14.9
Industrivarden AB	(692)	(17,670)	8.0
Investment AB Latour	(10,976)	(255,950)	115.2
PowerCell Sweden AB	(12,318)	(306,702)	138.1
Securitas AB	(4,181)	(59,019)	26.6
Trelleborg AB	(2,646)	(44,029)	19.8

		(848,382)

Switzerland
Baloise Holding AG	(667)	(91,216)	41.1
Cembra Money Bank AG	(122)	(13,555)	6.1
DKSH Holding AG	(203)	(13,061)	5.9
Dufry AG	(4,652)	(175,664)	79.1
EMS-Chemie Holding AG	(133)	(116,984)	52.7
Flughafen Zurich AG	(545)	(73,550)	33.1
Logitech International SA	(976)	(82,107)	37.0
Novartis AG	(460)	(35,844)	16.1
Roche Holding AG	(54)	(17,352)	7.8
Schindler Holding AG	(67)	(17,163)	7.7
Swiss Life Holding AG	(164)	(55,168)	24.9
Swiss Prime Site AG	(296)	(24,902)	11.2
VAT Group AG	(282)	(52,907)	23.8

		(769,473)

United Kingdom
Admiral Group PLC	(2,442)	(86,993)	39.2
Anglo American PLC	(679)	(15,931)	7.2
Aviva PLC	(3,759)	(12,540)	5.6
BAE Systems PLC	(11,219)	(57,670)	26.0
British Land Co. PLC	(4,719)	(21,311)	9.6
BT Group PLC	(58,034)	(76,219)	34.3
Centrica PLC	(23,341)	(11,241)	5.1
Derwent London PLC	(2,238)	(77,069)	34.7
DS Smith PLC	(7,323)	(26,857)	12.1

42	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Fiat Chrysler Automobiles NV	(4,073)	$(49,966)	22.5%
IG Group Holdings PLC	(1,303)	(12,859)	5.8
Intermediate Capital Group PLC	(4,356)	(66,165)	29.8
ITV PLC	(14,142)	(13,217)	5.9
Kingfisher PLC	(9,605)	(35,721)	16.1
Lloyds Banking Group PLC	(112,875)	(41,098)	18.5
Meggitt PLC	(5,232)	(18,539)	8.3
Melrose Industries PLC	(81,581)	(126,554)	57.0
Natwest Group PLC	(73,385)	(118,323)	53.3
Persimmon PLC	(3,868)	(117,110)	52.7
Quilter PLC	(8,682)	(13,784)	6.2
Schroders PLC	(2,750)	(93,163)	42.0
Taylor Wimpey PLC	(11,861)	(16,251)	7.3
Travis Perkins PLC	(2,384)	(32,742)	14.7
Tritax Big Box REIT PLC	(31,339)	(63,586)	28.6
Weir Group PLC	(856)	(15,903)	7.2
Whitbread PLC	(2,048)	(57,022)	25.7

		(1,277,834)

Total Reference Entity — Short		(9,065,004)

Net Value of Reference Entity — Deutsche Bank A.G.		$(222,070)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of period end, termination dates February 27, 2023 to February 28, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Cedar Woods Properties Ltd.	15,188	$61,254	(5.6)%
Champion Iron Ltd.	14,573	34,504	(3.1)
Charter Hall Long Wale REIT	50,448	169,140	(15.4)
Elders Ltd.	3,172	24,994	(2.3)
GrainCorp Ltd.	15,666	38,981	(3.5)
Integrated Research Ltd.	31,557	77,931	(7.1)
IRESS Ltd.	31,681	204,998	(18.7)
Lifestyle Communities Ltd.	75,428	539,525	(49.2)
Nanosonics Ltd.	7,623	27,618	(2.5)
Netwealth Group Ltd.	8,560	103,966	(9.5)
Rural Funds Group	90,605	152,893	(13.9)
Sandfire Resources Ltd.	6,489	20,193	(1.8)
Tassal Group Ltd.	56,215	139,954	(12.8)
Waypoint REIT	68,452	128,987	(11.8)

		1,724,938

Austria
CA Immobilien Anlagen AG	10,587	290,809	(26.5)
Oesterreichische Post AG	36,990	1,174,724	(107.1)
Rhi Magnesita NV	3,782	125,489	(11.4)

		1,591,022

Belgium
Akka Technologies	15,735	287,654	(26.2)
Befimmo SA	3,726	145,045	(13.2)

Security	Shares	Value	% of Basket Value

Belgium (continued)
Montea C.V.A	2,080	$228,408	(20.8)%
Recticel SA	6,316	62,047	(5.7)

		723,154

Bermuda
Triton International Ltd.	41,086	1,515,252	(138.1)

Canada
Alaris Equity Partners Income	20,375	187,646	(17.1)
Altius Minerals Corp.	24,097	191,358	(17.4)
Artis Real Estate Investment Trust	11,114	69,572	(6.3)
Boardwalk Real Estate Investment Trust	9,722	195,418	(17.8)
Canadian Western Bank	1,384	25,451	(2.3)
Corus Entertainment Inc.	41,542	109,756	(10.0)
Dream Office Real Estate Investment Trust	12,417	163,193	(14.9)
Dundee Precious Metals Inc.	19,703	130,732	(11.9)
Endeavour Silver Corp.	22,304	70,647	(6.4)
Equitable Group Inc.	401	25,608	(2.3)
First National Financial Corp.	1,294	35,936	(3.3)
Fortuna Silver Mines Inc.	5,825	38,518	(3.5)
Freehold Royalties Ltd.	16,736	46,353	(4.2)
Genworth MI Canada, Inc.	12,309	408,360	(37.2)
Home Capital Group Inc.	1,333	24,343	(2.2)
Hudbay Minerals Inc.	36,319	163,835	(14.9)
InterRent Real Estate Investment Trust	17,564	149,761	(13.6)
Killam Apartment Real Estate Investment Trust	18,363	220,665	(20.1)
Kirkland Lake Gold Ltd.	1,049	47,793	(4.4)
Laurentian Bank of Canada	11,706	230,289	(21.0)
Mercer International Inc.	12,472	78,449	(7.2)
Morguard North American Residential Real Estate Investment Trust	20,079	208,129	(19.0)
Morguard Real Estate Investment Trust NorthWest Healthcare Properties Real Estate	5,241	16,561	(1.5)
Investment Trust	36,666	314,013	(28.6)
Osisko Mining Inc.	47,332	130,382	(11.9)
PrairieSky Royalty Ltd.	71,461	438,217	(39.9)
Russel Metals Inc.	4,521	60,165	(5.5)
Sandstorm Gold Ltd.	113,493	838,228	(76.4)
Savaria Corp.	4,546	47,872	(4.4)
Seven Generations Energy Ltd.	16,089	56,999	(5.2)
Spin Master Corp.	11,736	237,662	(21.7)
Timbercreek Financial Corp.	7,357	41,857	(3.8)
Vermilion Energy Inc.	16,433	40,580	(3.7)

		5,044,348

Denmark
Chemometec AS	861	49,889	(4.6)
Matas AS	3,415	38,146	(3.5)
NKT AS	1,067	29,008	(2.6)
Scandinavian Tobacco Group AS	4,603	65,017	(5.9)
Schouw & Co. AB	968	84,295	(7.7)

		266,355

Finland
Aktia Bank OYJ	33,105	341,989	(31.2)
Rovio Entertainment Oyj	11,152	66,639	(6.1)
Sanoma OYJ	8,609	126,735	(11.5)
YIT OYJ	20,001	105,523	(9.6)

		640,886

France
ABC arbitrage	8,752	72,370	(6.6)

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

France (continued)
Albioma SA	9,466	$441,318	(40.2)%
ID Logistics Group	171	39,852	(3.6)
Maisons du Monde SA	1,047	14,009	(1.3)
Mercialys SA	3,227	15,454	(1.4)
Mersen SA	3,318	86,085	(7.9)
Nexity SA	6,688	187,719	(17.1)
Quadient SA	10,706	139,515	(12.7)
Trigano SA	158	20,996	(1.9)
Vicat SA	1,252	38,495	(3.5)

		1,055,813

Germany
ADVA Optical Networking SE	8,145	62,533	(5.7)
Basler AG	639	38,103	(3.5)
bet-At-Home.com AG	393	14,287	(1.3)
CECONOMY AG	13,944	61,669	(5.6)
Cewe Stiftung & Co. KGAA	3,734	355,935	(32.4)
Dermapharm Holding SE	3,750	182,122	(16.6)
Deutsche Beteiligungs AG	3,749	122,256	(11.1)
Deutz AG	6,552	33,659	(3.1)
DIC Asset AG	16,340	188,065	(17.1)
Elmos Semiconductor SE	1,699	37,556	(3.4)
Hypoport AG	1,001	524,108	(47.8)
Indus Holding AG	878	25,973	(2.4)
Krones AG	516	29,459	(2.7)
MLP SE	37,081	206,190	(18.8)
VERBIO Vereinigte BioEnergie AG	1,803	38,518	(3.5)
Wuestenrot & Wuerttembergische AG	1,367	22,767	(2.1)

		1,943,200

Gibraltar
888 Holdings PLC	129,341	449,472	(40.9)

Hong Kong
Ausnutria Dairy Corp. Ltd.	190,000	271,525	(24.7)
Health & Happiness H&H International Holdings Ltd.	67,000	266,867	(24.3)

		538,392

Ireland
C&C Group PLC	11,212	23,491	(2.2)
Cimpress PLC	3,131	229,815	(20.9)
COSMO Pharmaceuticals NV	955	77,212	(7.0)
Grafton Group PLC	9,067	78,824	(7.2)

		409,342

Isle of Man
Strix Group PLC	26,276	76,421	(7.0)

Israel
Caesarstone Ltd.	15,234	147,008	(13.4)
Compugen Ltd.	4,470	57,618	(5.2)
Enlight Renewable Energy Ltd.	66,977	125,875	(11.5)
FIBI Holdings Ltd.	1,150	28,998	(2.6)
Radware Ltd.	35,987	809,707	(73.8)
Sapiens International Corp. NV	14,169	391,899	(35.7)

		1,561,105

Italy
Carel Industries SpA	3,288	61,142	(5.6)
Credito Emiliano SpA	25,476	100,376	(9.2)
De’ Longhi SpA	794	25,393	(2.3)

Security	Shares	Value	% of Basket Value

Italy (continued)
ERG SpA	1,997	$45,226	(4.1)%
RAI Way SpA	9,367	57,056	(5.2)
SAES Getters SpA	542	12,372	(1.1)

		301,565

Japan
ADEKA Corp.	29,000	375,022	(34.2)
Aichi Steel Corp.	8,400	202,191	(18.4)
Aisan Industry Co. Ltd.	13,200	56,577	(5.2)
Akita Bank Ltd. (The)	3,700	50,156	(4.6)
Anicom Holdings Inc.	15,200	160,562	(14.6)
AOKI Holdings Inc.	5,500	23,907	(2.2)
ARTERIA Networks Corp.	1,600	25,187	(2.3)
Aruhi Corp.	3,500	62,842	(5.7)
Asahi Diamond Industrial Co. Ltd.	7,900	36,069	(3.3)
Bando Chemical Industries Ltd.	24,600	134,288	(12.2)
Belc Co. Ltd.	1,500	92,078	(8.4)
Belluna Co. Ltd.	17,800	145,735	(13.3)
Bunka Shutter Co. Ltd.	21,900	171,945	(15.7)
Canon Electronics Inc.	27,800	383,531	(34.9)
Chatwork Co. Ltd.	5,600	111,219	(10.1)
Chiyoda Co. Ltd.	6,200	54,555	(5.0)
Chiyoda Integre Co. Ltd.	2,300	33,936	(3.1)
Chori Co. Ltd.	8,700	130,802	(11.9)
CI Takiron Corp.	25,300	161,642	(14.7)
CMIC Holdings Co. Ltd.	1,300	16,014	(1.5)
cocokara fine Inc.	1,800	118,253	(10.8)
Comture Corp.	4,500	114,484	(10.4)
CONEXIO Corp.	22,500	270,869	(24.7)
CRE Logistics REIT Inc.	133	194,781	(17.7)
Dai-Dan Co. Ltd.	6,300	154,411	(14.1)
Daiichi Jitsugyo Co. Ltd.	1,700	60,505	(5.5)
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	7,700	159,658	(14.5)
Daio Paper Corp.	5,600	80,965	(7.4)
Daiwa Industries Ltd.	17,300	155,342	(14.2)
Descente Ltd.	20,000	310,217	(28.3)
Eagle Industry Co. Ltd.	5,100	40,572	(3.7)
EDION Corp.	106,000	1,044,076	(95.1)
eGuarantee Inc.	5,400	120,260	(11.0)
Enigmo Inc.	23,700	317,761	(29.0)
EPS Holdings Inc.	8,300	75,192	(6.8)
eRex Co. Ltd.	6,500	72,823	(6.6)
ESPEC Corp.	1,700	27,502	(2.5)
Financial Products Group Co. Ltd.	3,400	14,784	(1.3)
Fuji Soft Inc.	4,900	262,079	(23.9)
Fujicco Co. Ltd.	4,500	86,246	(7.9)
Furukawa Co. Ltd.	14,200	146,873	(13.4)
Fuso Chemical Co. Ltd.	1,200	40,991	(3.7)
Gecoss Corp.	5,800	50,610	(4.6)
Genky DrugStores Co. Ltd.	1,400	57,655	(5.3)
giftee Inc.	2,900	78,472	(7.1)
Goldcrest Co. Ltd.	23,300	297,713	(27.1)
G-Tekt Corp.	8,300	93,519	(8.5)
Halows Co. Ltd.	3,400	106,844	(9.7)
Hiday Hidaka Corp.	3,900	63,563	(5.8)
Hisaka Works Ltd.	6,100	51,549	(4.7)
Hokuetsu Corp.	114,100	376,905	(34.3)
Inabata & Co. Ltd.	25,700	298,141	(27.2)
Ines Corp.	2,900	41,407	(3.8)

44	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Infocom Corp.	700	$25,357	(2.3)%
Internet Initiative Japan Inc.	1,400	62,637	(5.7)
Ishihara Sangyo Kaisha Ltd.	21,100	137,043	(12.5)
Itochu Advance Logistics Investment Corp.	248	339,232	(30.9)
Itochu Enex Co. Ltd.	19,100	179,680	(16.4)
JAC Recruitment Co. Ltd.	12,300	147,257	(13.4)
Jaccs Co. Ltd.	25,100	438,337	(39.9)
Japan Elevator Service Holdings Co. Ltd.	12,500	480,446	(43.8)
Japan Excellent, Inc.	109	119,931	(10.9)
Japan Lifeline Co. Ltd.	2,100	26,918	(2.5)
J-Oil Mills Inc.	800	28,258	(2.6)
Joshin Denki Co. Ltd.	4,700	116,560	(10.6)
JSP Corp.	19,500	277,597	(25.3)
Juroku Bank Ltd. (The)	3,000	55,029	(5.0)
K&O Energy Group Inc.	800	11,017	(1.0)
Kaga Electronics Co. Ltd.	7,600	146,961	(13.4)
Kamei Corp.	8,900	89,893	(8.2)
Kanto Denka Kogyo Co. Ltd.	13,000	87,725	(8.0)
Kitanotatsujin Corp.	43,800	204,057	(18.6)
Kohnan Shoji Co. Ltd.	1,000	34,051	(3.1)
Konoike Transport Co. Ltd.	20,000	209,088	(19.0)
Krosaki Harima Corp.	2,200	59,622	(5.4)
Kumagai Gumi Co. Ltd.	16,100	372,121	(33.9)
Kura Sushi, Inc.	1,200	72,095	(6.6)
Kyokuto Kaihatsu Kogyo Co. Ltd.	1,300	16,037	(1.5)
Link And Motivation Inc.	60,800	230,455	(21.0)
M&A Capital Partners Co. Ltd.	1,000	45,258	(4.1)
Maeda Kosen Co. Ltd.	3,200	84,947	(7.7)
Mars Engineering Corp.	1,900	29,165	(2.7)
Marusan Securities Co. Ltd.	17,200	76,911	(7.0)
Maruwa Unyu Kikan Co. Ltd.	2,300	98,827	(9.0)
Marvelous Inc.	15,800	118,712	(10.8)
Matsuda Sangyo Co. Ltd.	12,300	169,130	(15.4)
Meitec Corp.	3,000	148,725	(13.5)
Melco Holdings Inc.	2,700	69,872	(6.4)
Miroku Jyoho Service Co. Ltd.	14,300	289,638	(26.4)
Mitsubishi Estate Logistics REIT Investment Corp.	7	27,907	(2.5)
Mitsubishi Pencil Co. Ltd.	4,900	63,079	(5.7)
Mitsuboshi Belting Ltd.	1,600	25,047	(2.3)
Mitsui Sugar Co. Ltd.	3,100	53,893	(4.9)
MOS Food Services Inc.	4,300	117,292	(10.7)
Musashino Bank Ltd. (The)	6,800	100,819	(9.2)
Nanto Bank Ltd. (The)	5,900	104,691	(9.5)
NEC Capital Solutions Ltd.	21,300	361,885	(33.0)
Neturen Co. Ltd.	15,200	69,733	(6.4)
Nikkon Holdings Co. Ltd.	15,400	294,735	(26.9)
Nippon Light Metal Holdings Co. Ltd.	14,470	228,545	(20.8)
Nippon Seiki Co. Ltd.	5,800	65,382	(6.0)
Nippon Steel & Sumikin Bussan Corp.	3,400	96,912	(8.8)
Nippon Suisan Kaisha Ltd.	8,500	32,744	(3.0)
Nippon Thompson Co. Ltd.	5,100	16,996	(1.5)
Nishimatsuya Chain Co. Ltd.	3,800	61,792	(5.6)
Nishio Rent All Co. Ltd.	17,900	347,405	(31.7)
Nissin Electric Co. Ltd.	4,800	47,681	(4.3)
Nitta Corp.	4,100	86,454	(7.9)
Nomura Co. Ltd.	58,200	375,832	(34.2)
Noritake Co. Ltd/Nagoya Japan	7,600	223,569	(20.4)
Noritz Corp.	3,300	48,120	(4.4)
NS United Kaiun Kaisha Ltd.	3,500	47,488	(4.3)
NSD Co. Ltd.	1,400	24,511	(2.2)
Oisix ra daichi Inc.	1,900	59,236	(5.4)
Okamura Corp.	78,400	598,744	(54.6)

Security	Shares	Value	% of Basket Value

Japan (continued)
Open Door Inc.	12,300	$140,236	(12.8)%
Optorun Co. Ltd.	12,000	236,337	(21.5)
Osaka Soda Co. Ltd.	2,700	64,317	(5.9)
PIA Corp.	2,900	79,016	(7.2)
Press Kogyo Co. Ltd.	21,400	56,950	(5.2)
Qol Co. Ltd.	2,100	22,903	(2.1)
Raysum Co. Ltd.	39,400	357,497	(32.6)
RENOVA Inc.	11,700	186,600	(17.0)
Ricoh Leasing Co. Ltd.	14,300	383,476	(34.9)
Riken Corp.	6,900	164,101	(14.9)
Riken Vitamin Co. Ltd.	2,500	36,845	(3.4)
Rock Field Co. Ltd.	10,800	147,114	(13.4)
Ryobi Ltd.	1,000	10,809	(1.0)
Ryoyo Electro Corp.	16,600	457,891	(41.7)
Sakai Chemical Industry Co. Ltd.	2,700	49,977	(4.6)
SAMTY Co. Ltd.	13,400	212,294	(19.3)
Samty Residential Investment Corp.	149	143,124	(13.0)
Sangetsu Corp.	7,300	105,206	(9.6)
San-In Godo Bank Ltd. (The)	27,700	139,410	(12.7)
Sanki Engineering Co. Ltd.	12,500	135,521	(12.3)
Sanyo Chemical Industries Ltd.	2,100	88,993	(8.1)
SEC Carbon Ltd.	1,900	102,295	(9.3)
Sekisui Plastics Co. Ltd.	30,200	161,165	(14.7)
Shindengen Electric Manufacturing Co. Ltd.	5,800	110,534	(10.1)
Shin-Etsu Polymer Co. Ltd.	42,000	373,955	(34.1)
Shinmaywa Industries Ltd.	44,200	343,064	(31.3)
Shoei Co. Ltd.	22,600	688,233	(62.7)
Sinko Industries Ltd.	22,500	315,602	(28.8)
Sintokogio Ltd.	19,400	133,883	(12.2)
St Marc Holdings Co. Ltd.	11,500	163,911	(14.9)
Star Asia Investment Corp.	341	144,653	(13.2)
Starts Proceed Investment Corp.	5	9,543	(0.9)
Strike Co. Ltd.	3,500	188,019	(17.1)
Studio Alice Co. Ltd.	3,600	66,430	(6.1)
Sumitomo Mitsui Construction Co. Ltd.	27,000	104,205	(9.5)
Sumitomo Riko Co. Ltd.	25,400	129,566	(11.8)
Sumitomo Warehouse Co. Ltd. (The)	1,800	21,055	(1.9)
Sun Frontier Fudousan Co. Ltd.	30,500	245,166	(22.3)
T Hasegawa Co. Ltd.	12,400	241,651	(22.0)
Taikisha Ltd.	2,100	54,690	(5.0)
Takamatsu Construction Group Co. Ltd.	14,700	301,479	(27.5)
Takara Leben Co. Ltd.	16,900	47,176	(4.3)
Takara Standard Co. Ltd.	2,700	35,202	(3.2)
Takasago Thermal Engineering Co. Ltd.	58,000	768,931	(70.1)
Tanseisha Co. Ltd.	35,400	239,526	(21.8)
TechMatrix Corp.	1,500	32,007	(2.9)
Tenma Corp.	4,200	73,443	(6.7)
T-Gaia Corp.	5,500	101,119	(9.2)
TKP Corp.	1,500	41,789	(3.8)
Tokai Corp/Gifu	3,600	70,227	(6.4)
Tokyo Steel Manufacturing Co. Ltd.	71,500	455,008	(41.5)
Tokyo TY Financial Group Inc.	3,100	33,813	(3.1)
Tokyu Construction Co. Ltd.	11,900	52,368	(4.8)
Toppan Forms Co. Ltd.	4,600	44,136	(4.0)
Toridoll Holdings Corp.	8,300	105,189	(9.6)
TPR Co. Ltd.	9,900	118,547	(10.8)
.Transcosmos Inc.	1,300	35,464	(3.2)
Tri Chemical Laboratories Inc.	600	72,053	(6.6)
TSI Holdings Co. Ltd.	43,500	102,093	(9.3)
Tsubaki Nakashima Co. Ltd.	32,400	239,638	(21.8)
Tsubakimoto Chain Co.	6,300	139,890	(12.7)
United Super Markets Holdings Inc.	2,400	25,817	(2.4)

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Uzabase Inc.	6,500	$220,613	(20.1)%
Valqua Ltd.	1,200	20,119	(1.8)
Wakita & Co. Ltd.	23,100	239,127	(21.8)
Weathernews Inc.	1,300	68,661	(6.3)
World Co. Ltd.	18,200	231,076	(21.1)
Xebio Holdings Co. Ltd.	34,500	225,297	(20.5)
Yahagi Construction Co. Ltd.	2,200	17,688	(1.6)
YA-MAN Ltd.	35,300	502,344	(45.8)
Yodogawa Steel Works Ltd.	20,100	377,308	(34.4)
Yokogawa Bridge Holdings Corp.	8,300	146,914	(13.4)
Yokohama Reito Co. Ltd.	3,700	29,924	(2.7)
Yondoshi Holdings Inc.	6,200	105,591	(9.6)
Yurtec Corp.	36,000	217,837	(19.8)
Yushin Precision Equipment Co. Ltd.	8,400	55,703	(5.1)

		28,901,715

Malta
Kambi Group PLC	4,351	141,125	(12.9)

Netherlands
Accell Group	6,359	171,719	(15.7)
Basic-Fit NV	1,283	31,080	(2.8)
Corbion NV	1,430	64,947	(5.9)
NSI NV	7,506	237,016	(21.6)
PostNL NV	4,194	13,911	(1.3)

		518,673

New Zealand
Pushpay Holdings Ltd.	48,635	292,551	(26.7)
Restaurant Brands New Zealand Ltd.	4,536	35,585	(3.2)

		328,136

Norway
Borregaard ASA	8,081	108,251	(9.9)
Elkem ASA	20,204	42,972	(3.9)
Golden Ocean Group Ltd.	24,603	79,986	(7.3)
Nordic Semiconductor ASA	69,936	735,626	(67.0)
Norway Royal Salmon ASA	3,396	72,995	(6.7)
Skandiabanken ASA	14,438	92,065	(8.4)
SpareBank 1 Nord Norge	5,109	34,198	(3.1)
SpareBank 1 SR-Bank ASA	23,717	189,142	(17.2)

		1,355,235

Peru
Hochschild Mining PLC	8,261	23,565	(2.1)

Portugal
REN - Redes Energeticas Nacionais SGPS SA	246,346	647,048	(58.9)

Spain
Applus Services SA	6,466	50,684	(4.6)
Cia de Distribucion Integral Logista Holdings SA	12,222	206,350	(18.8)
Ebro Foods SA	13,699	306,646	(28.0)
Fluidra SA	5,666	102,380	(9.3)
Gestamp Automocion SA	37,371	114,280	(10.4)

		780,340

Sweden
AddTech AB	13,867	153,245	(14.0)
AF AB	1,310	29,934	(2.7)
Atrium Ljungberg AB, -B Shares	8,767	141,632	(12.9)
Betsson AB	37,118	282,821	(25.8)
Boozt AB	2,176	35,165	(3.2)
Bufab AB	1,686	25,124	(2.3)

Security	Shares	Value	% of Basket Value

Sweden (continued)
Camurus AB	2,002	$41,549	(3.8	) %
Dios Fastigheter AB	6,172	43,214	(3.9)
HMS Networks AB	8,340	182,666	(16.6)
Kungsleden AB	32,934	279,471	(25.5)
Modern Times Group MTG AB	2,933	39,063	(3.6)
Nyfosa AB	4,856	40,151	(3.7)
Pandox AB	2,559	25,548	(2.3)
Recipharm AB	2,788	44,895	(4.1)
Tobii AB	18,652	95,635	(8.7)
Troax Group AB	6,357	103,618	(9.4)
Veoneer Inc.	2,339	35,950	(3.3)
Wallenstam AB, B Shares	34,819	461,563	(42.0)

		2,061,244

Switzerland
ALSO Holding AG	124	29,012	(2.6)
BKW AG	4,974	494,090	(45.0)
Bobst Group SA	3,272	157,433	(14.4)
Daetwyler Holding AG	149	33,334	(3.0)
Ferrexpo PLC	107,631	265,613	(24.2)
Kardex AG	843	148,840	(13.6)
Sensirion Holding AG	2,847	156,693	(14.3)
Softwareone Holding AG	1,055	25,970	(2.4)
St Galler Kantonalbank AG	225	94,949	(8.7)
Stadler Rail AG	286	11,376	(1.0)
Valiant Holding AG	2,096	168,162	(15.3)

		1,585,472

United Kingdom
Aggreko PLC	5,926	33,776	(3.1)
AJ Bell PLC	58,082	317,049	(28.9)
Anglo Pacific Group PLC	37,061	50,701	(4.6)
Big Yellow Group PLC	11,455	163,244	(14.9)
Brewin Dolphin Holdings PLC	75,582	237,901	(21.7)
Central Asia Metals PLC	38,094	83,171	(7.6)
Ceres Power Holdings PLC	3,360	30,493	(2.8)
Craneware PLC	2,380	47,945	(4.4)
Cranswick PLC	4,304	179,413	(16.3)
Diploma PLC	2,674	76,999	(7.0)
Frontier Developments PLC	4,148	140,255	(12.8)
GB Group PLC	1,890	21,767	(2.0)
Grainger PLC	34,031	123,288	(11.2)
Hotel Chocolat Group Ltd.	5,916	26,441	(2.4)
Hunting PLC	9,084	16,417	(1.5)
J D Wetherspoon PLC	8,920	99,703	(9.1)
Judges Scientific PLC	1,931	135,087	(12.3)
Kainos Group PLC	4,998	80,162	(7.3)
Morgan Sindall Group PLC	17,114	244,531	(22.3)
National Express Group PLC	22,807	44,244	(4.0)
Sabre Insurance Group PLC	9,231	27,416	(2.5)
Spirent Communications PLC	53,613	201,276	(18.3)
Synthomer PLC	93,216	455,514	(41.5)
Telecom Plus PLC	2,614	45,024	(4.1)
TI Fluid Systems PLC	36,215	90,080	(8.2)
Ultra Electronics Holdings PLC	5,657	138,025	(12.6)
Watkin Jones PLC	29,156	50,538	(4.6)

		3,160,460

United States
1-800-Flowers.com, Inc.	24,407	483,991	(44.1)
2U, Inc.	1,307	48,163	(4.4)
3D Systems Corp.	30,053	171,002	(15.6)

46	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
A10 Networks, Inc.	3,652	$24,614	(2.2	) %
AAON, Inc.	1,284	74,998	(6.8)
Abercrombie & Fitch Co.	3,074	43,712	(4.0)
Acadia Realty Trust	4,788	44,672	(4.1)
Accel Entertainment, Inc.	3,988	38,285	(3.5)
ACCO Brands Corp.	66,080	348,242	(31.7)
ACM Research, Inc.	686	48,274	(4.4)
AeroVironment, Inc.	3,635	277,569	(25.3)
Alamo Group, Inc.	2,011	241,984	(22.0)
Albany International Corp.	552	28,119	(2.6)
ALLETE, Inc.	1,193	61,535	(5.6)
Altair Engineering, Inc.	685	29,476	(2.7)
Amalgamated Bank	4,751	52,736	(4.8)
Ambarella, Inc.	1,647	90,041	(8.2)
Amphastar Pharmaceuticals, Inc.	3,927	76,930	(7.0)
Amyris, Inc.	22,609	56,523	(5.2)
Antero Resources Corp.	47,557	161,694	(14.7)
Apogee Enterprises, Inc.	4,161	99,406	(9.1)
Archrock, Inc.	29,496	174,911	(15.9)
Arcus Biosciences, Inc.	4,863	106,013	(9.7)
Artisan Partners Asset Management, Inc.	957	38,337	(3.5)
Arvinas, Inc.	5,390	112,705	(10.3)
Asbury Automotive Group, Inc.	188	19,360	(1.8)
Assembly Biosciences, Inc.	2,600	38,324	(3.5)
Assetmark Financial Holdings, Inc.	27,571	583,127	(53.1)
Atkore International Group, Inc.	6,845	141,623	(12.9)
Atrion Corp.	309	185,755	(16.9)
Avista Corp.	18,107	601,515	(54.8)
Axonics Modulation Technologies, Inc.	5,031	235,904	(21.5)
B. Riley Financial, Inc.	11,825	310,288	(28.3)
Badger Meter, Inc.	1,764	129,372	(11.8)
BancFirst Corp.	11,810	524,954	(47.8)
Bank of Hawaii Corp.	5,666	343,586	(31.3)
Bank of Marin Bancorp	3,541	106,726	(9.7)
Beacon Roofing Supply, Inc.	1,526	46,848	(4.3)
BioTelemetry, Inc.	5,491	233,807	(21.3)
Bioxcel Therapeutics, Inc.	766	34,999	(3.2)
BJ’s Restaurants, Inc.	1,161	32,752	(3.0)
Bloom Energy Corp., Class A	9,292	117,451	(10.7)
Bloomin’ Brands, Inc.	4,329	60,519	(5.5)
Blue Bird Corp.	5,249	60,573	(5.5)
BOK Financial Corp.	3,027	177,806	(16.2)
Bottomline Technologies DE, Inc.	8,164	324,274	(29.5)
Brady Corp., Class A	19,827	747,874	(68.1)
Brigham Minerals, Inc., Class A	4,860	42,865	(3.9)
BrightView Holdings, Inc.	7,892	96,519	(8.8)
Cactus, Inc.	12,590	214,030	(19.5)
Calix, Inc.	2,357	55,177	(5.0)
Camden National Corp.	7,201	230,216	(21.0)
Cardlytics, Inc.	1,692	124,903	(11.4)
Casa Systems, Inc.	4,556	18,999	(1.7)
Casella Waste Systems, Inc.	1,532	82,713	(7.5)
Cato Corp.	2,000	12,240	(1.1)
Central Garden & Pet Co.	3,437	133,906	(12.2)
Century Communities, Inc.	754	29,285	(2.7)
ChampionX Corp.	5,468	47,736	(4.4)
Chase Corp.	179	17,034	(1.6)
Cheesecake Factory, Inc.	25,488	757,503	(69.0)
Chefs’ Warehouse, Inc.	4,342	58,704	(5.3)
Children’s Place, Inc.	2,601	65,727	(6.0)
Clean Energy Fuels Corp.	15,715	38,973	(3.6)
CNB Financial Corp.	25,010	453,681	(41.3)

Security	Shares	Value	% of Basket Value

United States (continued)
Cohen & Steers, Inc.	2,071	$116,618	(10.6	) %
Collegium Pharmaceutical, Inc.	9,100	162,253	(14.8)
Community Healthcare Trust, Inc.	4,340	200,942	(18.3)
Community Trust Bancorp, Inc.	1,529	48,653	(4.4)
Conduent, Inc.	22,593	78,737	(7.2)
CONMED Corp.	873	68,068	(6.2)
Cracker Barrel Old Country Store, Inc.	5,825	663,001	(60.4)
Crawford & Co.	20,107	128,685	(11.7)
Crinetics Pharmaceuticals, Inc.	5,077	61,330	(5.6)
CryoLife, Inc.	10,801	181,025	(16.5)
CryoPort, Inc.	994	39,899	(3.6)
Cue Biopharma, Inc.	4,235	47,178	(4.3)
Cushman & Wakefield PLC	45,686	535,440	(48.8)
CVR Energy, Inc.	3,174	34,946	(3.2)
Dana, Inc.	3,663	51,245	(4.7)
Delek US Holdings, Inc.	30,581	307,645	(28.0)
Denny’s Corp.	2,446	21,916	(2.0)
Designer Brands, Inc.	70,400	304,832	(27.8)
DiamondRock Hospitality Co.	8,393	41,461	(3.8)
Dine Brands Global, Inc.	3,094	159,186	(14.5)
Domo, Inc., Class B	1,837	58,361	(5.3)
Donegal Group, Inc.	11,811	171,378	(15.6)
Durect Corp.	60,167	108,601	(9.9)
Easterly Government Properties, Inc.	8,744	182,750	(16.7)
Echo Global Logistics, Inc.	1,100	29,667	(2.7)
eHealth, Inc.	822	55,164	(5.0)
elf Beauty, Inc.	6,496	131,674	(12.0)
Enanta Pharmaceuticals, Inc.	1,746	76,178	(6.9)
Enova International, Inc.	6,865	105,378	(9.6)
ePlus, Inc.	3,217	217,180	(19.8)
ESCO Technologies, Inc.	13,204	1,105,043	(100.7)
Ethan Allen Interiors, Inc.	1,547	24,829	(2.3)
Everi Holdings, Inc.	18,662	160,680	(14.6)
Evoqua Water Technologies Corp.	1,545	35,427	(3.2)
Extended Stay America, Inc.	22,255	252,594	(23.0)
Extreme Networks, Inc.	42,725	173,464	(15.8)
FB Financial Corp.	3,337	98,442	(9.0)
Federal Agricultural Mortgage Corp., Class C	11,667	753,572	(68.7)
Federal Signal Corp.	12,232	350,814	(32.0)
Financial Institutions, Inc.	10,796	191,413	(17.4)
First Financial Bankshares, Inc.	3,615	107,763	(9.8)
First Hawaiian, Inc.	23,538	406,266	(37.0)
First Mid Bancshares, Inc.	4,024	111,706	(10.2)
Flagstar Bancorp, Inc.	7,161	210,175	(19.2)
Fluor Corp.	2,542	28,852	(2.6)
Flushing Financial Corp.	16,766	214,437	(19.5)
Forrester Research, Inc.	3,673	135,681	(12.4)
Forterra, Inc.	12,463	162,642	(14.8)
Foundation Building Materials, Inc.	2,859	41,627	(3.8)
Four Corners Property Trust, Inc.	10,281	260,521	(23.7)
Franklin Electric Co., Inc.	7,410	442,599	(40.3)
FRP Holdings, Inc.	1,581	63,967	(5.8)
G1 Therapeutics, Inc.	6,124	67,303	(6.1)
Gates Industrial Corp. PLC	16,155	179,321	(16.3)
GATX Corp.	8,504	580,653	(52.9)
Genesco, Inc.	9,925	175,871	(16.0)
Glaukos Corp.	2,850	159,372	(14.5)
Global Indemnity Group LLC	89	2,181	(0.2)
Goodyear Tire & Rubber Co.	5,916	48,984	(4.5)
Gorman-Rupp Co.	3,487	108,271	(9.9)
Granite Construction, Inc.	5,196	100,335	(9.1)
Greif, Inc.	7,490	323,942	(29.5)

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Group 1 Automotive, Inc.	646	$68,528	(6.2	) %
Hackett Group, Inc.	5,370	69,380	(6.3)
Hamilton Lane, Inc.	2,294	159,892	(14.6)
Hancock Whitney Corp.	3,351	76,637	(7.0)
Harsco Corp.	2,175	28,058	(2.6)
Haynes International, Inc.	1,647	26,698	(2.4)
HB Fuller Co.	922	41,721	(3.8)
HCI Group, Inc.	4,023	189,001	(17.2)
Health Catalyst, Inc.	5,377	185,399	(16.9)
HealthStream, Inc.	1,611	29,481	(2.7)
Heartland Express, Inc.	14,504	265,568	(24.2)
Heritage Commerce Corp.	8,910	64,598	(5.9)
Heritage-Crystal Clean, Inc.	698	11,503	(1.0)
Herman Miller, Inc.	28,793	877,323	(79.9)
Heska Corp.	1,843	216,239	(19.7)
Hostess Brands, Inc.	7,609	96,178	(8.8)
iHeartMedia, Inc.	10,203	83,869	(7.6)
Impinj, Inc.	2,356	60,102	(5.5)
Innospec, Inc.	2,441	161,448	(14.7)
Inovalon Holdings, Inc.	10,221	194,097	(17.7)
Insight Enterprises, Inc.	5,941	316,952	(28.9)
Inspire Medical Systems, Inc.	1,983	236,830	(21.6)
International Bancshares Corp.	5,230	144,766	(13.2)
iRobot Corp.	5,887	468,487	(42.7)
Itron, Inc.	3,962	269,218	(24.5)
J&J Snack Foods Corp.	3,644	494,017	(45.0)
Jack in the Box, Inc.	1,119	89,587	(8.2)
Jefferies Financial Group, Inc.	42,909	837,155	(76.3)
Johnson Outdoors, Inc.	1,883	164,442	(15.0)
K12, Inc.	895	21,364	(1.9)
KAR Auction Services, Inc.	2,189	31,872	(2.9)
Kennedy-Wilson Holdings, Inc.	174,296	2,297,221	(209.3)
Knoll, Inc.	300	3,438	(0.3)
Knowles Corp.	16,797	239,357	(21.8)
Lands’ End, Inc.	7,637	122,574	(11.2)
La-Z-Boy, Inc.	15,279	523,000	(47.7)
LeMaitre Vascular, Inc.	4,112	133,558	(12.2)
LendingClub Corp.	19,596	91,513	(8.3)
LGI Homes, Inc.	1,044	111,583	(10.2)
Liberty Media Corp.-Liberty Braves	3,336	69,055	(6.3)
Limelight Networks, Inc.	75,201	265,460	(24.2)
Lindblad Expeditions Holdings, Inc.	7,140	59,405	(5.4)
Live Oak Bancshares, Inc.	6,951	259,133	(23.6)
Luther Burbank Corp.	24,954	235,316	(21.4)
MacroGenics, Inc.	1,932	37,500	(3.4)
Madison Square Garden Entertainment Corp.	1,055	68,575	(6.2)
Malibu Boats, Inc.	903	45,899	(4.2)
Marcus & Millichap, Inc.	20,054	626,286	(57.1)
Marten Transport Ltd.	8,982	137,829	(12.6)
Materion Corp.	810	41,464	(3.8)
Matrix Service Co.	5,692	43,259	(3.9)
Maxar Technologies, Inc.	2,586	66,641	(6.1)
MDC Holdings, Inc.	6,407	278,833	(25.4)
Meritor, Inc.	3,822	93,027	(8.5)
MGP Ingredients, Inc.	1,819	76,434	(7.0)
Midland States Bancorp, Inc.	35,992	536,281	(48.9)
Mimecast Ltd.	4,111	157,081	(14.3)
Model N, Inc.	2,752	96,953	(8.8)
Moelis & Co.	9,753	362,812	(33.1)
Monro, Inc.	3,670	154,360	(14.1)
Morningstar, Inc.	7,202	1,371,117	(124.9)
Myers Industries, Inc.	9,932	142,425	(13.0)

Security	Shares	Value	% of Basket Value

United States (continued)
NanoString Technologies, Inc.	7,873	$288,545	(26.3	) %
National Health Investors, Inc.	2,744	153,801	(14.0)
National Presto Industries, Inc.	957	79,517	(7.2)
National Research Corp.	9,554	494,897	(45.1)
National Storage Affiliates Trust	7,250	245,702	(22.4)
National Vision Holdings, Inc.	1,770	71,384	(6.5)
Navient Corp.	4,954	39,682	(3.6)
Neenah, Inc.	20,478	770,587	(70.2)
Nicolet Bankshares, Inc.	299	18,448	(1.7)
nLight, Inc.	2,203	46,792	(4.3)
NMI Holdings, Inc.	1,923	41,325	(3.8)
Northwest Natural Holding Co.	7,469	331,922	(30.2)
Nu Skin Enterprises, Inc.	3,162	156,045	(14.2)
Omega Flex, Inc.	182	27,245	(2.5)
Omeros Corp.	12,168	123,384	(11.2)
Onto Innovation, Inc.	3,439	110,289	(10.0)
OrthoPediatrics Corp.	2,643	117,878	(10.7)
OSI Systems, Inc.	3,413	263,347	(24.0)
Outfront Media, Inc.	3,880	50,867	(4.6)
Oxford Industries, Inc.	2,617	107,742	(9.8)
PacWest Bancorp	13,470	259,163	(23.6)
Park Hotels & Resorts, Inc.	3,871	38,439	(3.5)
Parsons Corp.	19,146	603,482	(55.0)
Patterson Cos., Inc.	1,018	25,323	(2.3)
PBF Energy, Inc., Class A	33,226	155,165	(14.1)
PC Connection, Inc.	5,794	263,917	(24.0)
Peapack Gladstone Financial Corp.	18,810	317,513	(28.9)
PetIQ, Inc.	2,423	69,201	(6.3)
Phibro Animal Health Corp.	5,208	85,620	(7.8)
Phreesia, Inc.	8,714	322,157	(29.4)
Ping Identity Holding Corp.	2,343	64,878	(5.9)
PJT Partners, Inc.	964	65,224	(5.9)
Playa Hotels & Resorts NV	5,098	19,729	(1.8)
Pluralsight, Inc.	3,870	60,759	(5.5)
Precigen, Inc.	2,294	9,841	(0.9)
Preferred Bank	4,401	148,886	(13.6)
Premier Financial Corp.	8,760	157,592	(14.4)
Prestige Consumer Healthcare, Inc.	1,090	36,003	(3.3)
PriceSmart, Inc.	8,225	567,525	(51.7)
Progress Software Corp.	1,872	68,085	(6.2)
Progyny, Inc.	2,469	60,170	(5.5)
PROS Holdings, Inc.	6,898	194,317	(17.7)
Provention Bio Inc.	10,431	123,712	(11.3)
QAD, Inc.	12,074	505,176	(46.0)
QCR Holdings, Inc.	266	8,254	(0.8)
Quanterix Corp.	1,438	52,645	(4.8)
Rambus, Inc.	7,913	109,120	(9.9)
Ranpak Holdings Corp.	18,602	158,675	(14.5)
Rapid7, Inc.	7,478	463,113	(42.2)
Raven Industries, Inc.	40,373	884,976	(80.6)
RE/MAX Holdings, Inc., Class A	9,978	322,689	(29.4)
Realogy Holdings Corp.	2,157	24,072	(2.2)
RealReal, Inc.	2,393	30,128	(2.7)
Relmada Therapeutics, Inc.	3,911	120,967	(11.0)
Rent-A-Center, Inc.	15,153	468,228	(42.7)
Repro-Med Systems Inc.	16,772	92,581	(8.4)
Republic Bancorp, Inc., Class A	4,462	148,718	(13.6)
Resources Connection, Inc.	19,148	205,650	(18.7)
RMR Group, Inc.	1,151	30,686	(2.8)
Rush Enterprises, Inc.	987	31,041	(2.8)
Ryder System, Inc.	657	32,364	(2.9)
Schneider National, Inc.	6,824	150,537	(13.7)

48	2020 BLACKROCK SEMI ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Scholastic Corp.	3,278	$64,773	(5.9)%
SEACOR Holdings, Inc.	3,034	92,931	(8.5)
SeaWorld Entertainment, Inc.	29,026	639,153	(58.2)
Shake Shack, Inc., Class A	3,660	247,123	(22.5)
Shoe Carnival, Inc.	1,122	34,760	(3.2)
Shutterstock, Inc.	2,178	142,550	(13.0)
Signet Jewelers Ltd.	1,248	27,805	(2.5)
Silk Road Medical, Inc.	448	27,149	(2.5)
Simply Good Foods Co.	7,046	132,465	(12.1)
Simulations Plus, Inc.	2,149	139,298	(12.7)
Sonos, Inc.	1,562	22,805	(2.1)
South Jersey Industries, Inc.	21,820	420,471	(38.3)
Sprouts Farmers Market, Inc.	41,579	792,080	(72.2)
State Auto Financial Corp.	7,307	90,168	(8.2)
Steelcase, Inc., Class A	5,139	53,651	(4.9)
Stepan Co.	1,746	203,304	(18.5)
Steven Madden Ltd.	3,675	88,237	(8.0)
Stock Yards Bancorp, Inc.	1,917	73,268	(6.7)
StoneX Group, Inc.	1,139	60,344	(5.5)
Sunnova Energy International, Inc.	9,944	239,253	(21.8)
Supernus Pharmaceuticals, Inc.	3,442	63,195	(5.8)
Surmodics, Inc.	790	29,033	(2.6)
SVMK, Inc.	10,409	217,860	(19.9)
Synaptics, Inc.	464	35,575	(3.2)
Systemax, Inc.	1,386	39,404	(3.6)
Tabula Rasa HealthCare, Inc.	4,007	138,402	(12.6)
Tactile Systems Technology, Inc.	5,003	183,010	(16.7)
Taylor Morrison Home Corp.	1,195	25,812	(2.4)
Tennant Co.	588	35,057	(3.2)
Texas Roadhouse, Inc.	3,675	257,360	(23.5)
TFS Financial Corp.	7,227	113,536	(10.3)
Tompkins Financial Corp.	3,342	187,119	(17.1)
Tootsie Roll Industries, Inc.	3,504	104,700	(9.5)
Trinseo SA	11,402	362,812	(33.1)
TriState Capital Holdings, Inc.	9,526	119,932	(10.9)
Triumph Bancorp, Inc.	5,783	243,638	(22.2)
Trupanion, Inc.	3,017	215,836	(19.7)
Turning Point Brands, Inc.	953	35,709	(3.3)
Twin River Worldwide Holdings, Inc.	1,085	26,333	(2.4)
U.S. Physical Therapy, Inc.	946	75,046	(6.8)
Under Armour, Inc., Class C	81,783	1,000,206	(91.1)
UniFirst Corp.	1,151	188,545	(17.2)
Universal Health Realty Income Trust	1,124	60,100	(5.5)
Universal Insurance Holdings, Inc.	25,310	315,616	(28.8)
Univest Financial Corp.	8,223	130,417	(11.9)
Upland Software, Inc.	621	25,908	(2.4)
Upwork, Inc.	7,051	130,091	(11.9)
Urban Outfitters, Inc.	12,697	283,651	(25.8)
US Ecology, Inc.	4,938	150,708	(13.7)
USANA Health Sciences, Inc.	1,733	131,101	(11.9)
Vectrus, Inc.	5,624	222,260	(20.3)
Veeco Instruments, Inc.	13,239	168,532	(15.4)
Veracyte, Inc.	890	30,847	(2.8)
Viad Corp.	1,204	24,080	(2.2)
Vicor Corp.	7,015	547,170	(49.9)
Victory Capital Holdings Inc.	313	5,740	(0.5)
Viemed Healthcare Inc.	7,564	60,691	(5.5)
Vonage Holdings Corp.	25,051	265,040	(24.2)
Vontier Corp.	35,154	1,010,326	(92.1)
Weis Markets, Inc.	11,980	544,012	(49.6)
Werner Enterprises, Inc.	12,178	463,008	(42.2)

Security	Shares	Value	% of Basket Value

United States (continued)
Wolverine World Wide, Inc.	7,119	$189,864	(17.3)%
WW International, Inc.	4,945	104,636	(9.5)
Yext, Inc.	25,206	417,915	(38.1)
Zuora, Inc.	11,833	113,833	(10.4)
Zynex, Inc.	2,903	37,187	(3.4)

		60,485,678

Total Reference Entity — Long		117,829,956

Reference Entity — Short

Common Stocks

Australia
Abacus Property Group	(27,759)	(54,074)	4.9
ARB Corp. Ltd.	(2,934)	(63,553)	5.8
Bingo Industries Ltd.	(193,085)	(334,236)	30.5
Bravura Solutions Ltd.	(20,802)	(42,931)	3.9
Breville Group Ltd.	(3,150)	(58,361)	5.3
Collins Foods Ltd.	(6,701)	(45,483)	4.1
Corporate Travel Management Ltd.	(4,939)	(14,265)	1.3
Data#3 Ltd.	(68,282)	(299,677)	27.3
GUD Holdings Ltd.	(39,847)	(355,450)	32.4
GWA Group Ltd.	(95,037)	(176,129)	16.1
Hansen Technologies Ltd.	(61,999)	(172,264)	15.7
Healius Ltd.	(81,366)	(192,831)	17.6
Ingenia Communities Group	(91,306)	(296,228)	27.0
IPH Ltd.	(106,310)	(492,731)	44.9
McMillan Shakespeare Ltd.	(45,973)	(302,419)	27.6
Monadelphous Group Ltd.	(28,070)	(180,507)	16.4
nearmap Ltd.	(61,138)	(98,937)	9.0
NRW Holdings Ltd.	(17,336)	(26,590)	2.4
Premier Investments Ltd.	(3,182)	(47,752)	4.4
Select Harvests Ltd.	(13,003)	(48,299)	4.4
Silver Lake Resources Ltd.	(94,488)	(141,498)	12.9
SmartGroup Corp. Ltd.	(8,714)	(33,345)	3.0
Webjet Ltd.	(120,465)	(295,130)	26.9

		(3,772,690)

Austria
DO & Co. AG	(505)	(18,347)	1.7
FACC AG	(2,680)	(14,704)	1.3
IMMOFINANZ AG	(3,657)	(49,041)	4.5
Kapsch TrafficCom AG	(935)	(12,196)	1.1
Lenzing AG	(758)	(53,060)	4.8
Semperit AG Holding	(3,794)	(97,412)	8.9

		(244,760)

Bahamas
OneSpaWorld Holdings Ltd.	(19,592)	(121,666)	11.1

Belgium
Cie d’Entreprises CFE	(3,018)	(186,890)	17.0
Exmar NV	(34,473)	(89,532)	8.2
Orange Belgium SA	(653)	(10,882)	1.0

		(287,304)

Bermuda
Argo Group International Holdings Ltd.	(12,034)	(429,373)	39.1
Enstar Group Ltd.	(5,109)	(878,084)	80.0
Hafnia Ltd.	(69,956)	(103,685)	9.4
James River Group Holdings Ltd.	(5,485)	(256,314)	23.4
Signet Jewelers Ltd.	(10,993)	(244,924)	22.3

		(1,912,380)

SCHEDULE OF INVESTMENTS	49

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Canada
Andlauer Healthcare Group, Inc.	(957)	$(30,600)	2.8%
Canaccord Genuity Group, Inc.	(11,144)	(55,373)	5.0
Dream Industrial Real Estate Investment Trust	(9,824)	(87,231)	8.0
ECN Capital Corp.	(5,125)	(20,311)	1.9
Great Canadian Gaming Corp.	(33,004)	(563,567)	51.4
IMAX Corp.	(15,918)	(183,534)	16.7
Intertape Polymer Group, Inc.	(3,509)	(39,902)	3.6
Knight Therapeutics, Inc.	(30,548)	(125,420)	11.4
MAG Silver Corp.	(7,784)	(131,515)	12.0
North West Co., Inc.	(1,032)	(25,446)	2.3
Park Lawn Corp.	(14,827)	(312,721)	28.5
Sabina Gold & Silver Corp.	(67,141)	(126,995)	11.6
Stelco Holdings, Inc.	(4,035)	(44,096)	4.0
Summit Industrial Income REIT	(3,739)	(37,803)	3.4
Superior Plus Corp.	(26,876)	(239,046)	21.8
Transcontinental, Inc.	(2,589)	(30,665)	2.8

		(2,054,225)

Finland
Adapteo OYJ	(13,559)	(124,539)	11.3
BasWare OYJ	(2,063)	(89,139)	8.1
Caverion OYJ	(65,767)	(432,413)	39.4
F-Secure OYJ	(41,295)	(168,725)	15.4
Kemira OYJ	(3,013)	(37,223)	3.4

		(852,039)

France
Beneteau SA	(10,787)	(99,184)	9.0
Jacquet Metal Service SA	(1,394)	(16,089)	1.5
Verallia SA	(180)	(5,013)	0.5
Virbac SA	(212)	(49,332)	4.5

		(169,618)

Germany
Bilfinger SE	(27,617)	(506,254)	46.1
CropEnergies AG	(2,198)	(29,924)	2.7
Hornbach Holding AG & Co. KGaA	(1,913)	(184,254)	16.8
Jenoptik AG	(4,999)	(123,362)	11.3
Leoni AG	(51,964)	(316,821)	28.9
OHB SE	(1,280)	(50,638)	4.6
Pfeiffer Vacuum Technology AG	(115)	(20,975)	1.9
Vossloh AG	(430)	(15,700)	1.4
Washtec AG	(2,345)	(103,830)	9.5

		(1,351,758)

Ireland
Endo International PLC	(33,075)	(151,153)	13.8
Irish Residential Properties REIT PLC	(65,763)	(104,929)	9.6
Origin Enterprises PLC	(8,404)	(31,887)	2.9
UDG Healthcare PLC	(23,486)	(220,745)	20.1

		(508,714)

Israel
Bayside Land Corp.	(11,711)	(81,554)	7.4
Clal Insurance Enterprises Holdings Ltd.	(22,617)	(228,393)	20.8
Delek Automotive Systems Ltd.	(31,796)	(151,925)	13.8
Delta Galil Industries Ltd.	(26,151)	(462,210)	42.1
OPC Energy Ltd.	(44,785)	(442,808)	40.3
Property & Building Corp. Ltd.	(2,662)	(217,897)	19.9

Security	Shares	Value	% of Basket Value

Israel (continued)
Tower Semiconductor Ltd.	(3,359)	$(68,893)	6.3%
YH Dimri Construction & Development Ltd.	(2,681)	(79,565)	7.3

		(1,733,245)

Italy
Credito Valtellinese SpA	(12,331)	(88,735)	8.1
Danieli & C Officine Meccaniche SpA	(10,314)	(93,215)	8.5
Fila SpA	(46,259)	(332,229)	30.3
MARR SpA	(1,610)	(21,796)	2.0
Salini Impregilo SpA	(31,135)	(33,357)	3.0
Tod’s SpA	(3,328)	(70,108)	6.4

		(639,440)

Japan
Adastria Co. Ltd.	(9,500)	(164,891)	15.0
Advan Co. Ltd.	(2,100)	(25,501)	2.3
Aeon Fantasy Co. Ltd.	(1,300)	(25,089)	2.3
Aeon Hokkaido Corp.	(12,400)	(104,673)	9.5
AEON REIT Investment Corp.	(29)	(32,799)	3.0
Ai Holdings Corp.	(57,900)	(1,018,016)	92.8
Aichi Corp.	(6,200)	(53,683)	4.9
Aiful Corp.	(150,800)	(447,589)	40.8
Alpha Systems, Inc.	(3,200)	(96,745)	8.8
Arata Corp.	(5,700)	(277,004)	25.2
Arcs Co. Ltd.	(28,700)	(635,347)	57.9
ASKA Pharmaceutical Co. Ltd.	(7,600)	(95,862)	8.7
Awa Bank Ltd.	(3,300)	(79,385)	7.2
Axial Retailing, Inc.	(10,100)	(429,015)	39.1
Bank of Okinawa Ltd.	(16,200)	(454,680)	41.4
Bell System24 Holdings, Inc.	(3,900)	(58,863)	5.4
BeNEXT Group, Inc.	(6,600)	(61,882)	5.6
BML, Inc.	(2,500)	(70,286)	6.4
Cawachi Ltd.	(13,900)	(394,246)	35.9
Central Security Patrols Co. Ltd.	(1,600)	(49,572)	4.5
Chofu Seisakusho Co. Ltd.	(9,500)	(193,472)	17.6
Chubu Shiryo Co. Ltd.	(5,000)	(66,399)	6.1
Chugoku Marine Paints Ltd.	(2,500)	(23,866)	2.2
Chukyo Bank Ltd.	(6,400)	(129,032)	11.8
CKD Corp.	(18,400)	(306,247)	27.9
Curves Holdings Co. Ltd.	(19,100)	(117,350)	10.7
Daibiru Corp.	(48,500)	(549,200)	50.0
Daihen Corp.	(5,400)	(208,834)	19.0
Daisyo Corp.	(35,517)	(367,763)	33.5
Daiwabo Holdings Co. Ltd.	(1,000)	(65,464)	6.0
Dexerials Corp.	(41,100)	(470,186)	42.8
Digital Garage, Inc.	(800)	(28,311)	2.6
Earth Corp.	(18,200)	(1,156,088)	105.3
Ehime Bank Ltd.	(18,000)	(192,932)	17.6
Exedy Corp.	(12,800)	(161,370)	14.7
FCC Co. Ltd.	(7,600)	(145,840)	13.3
Fuji Corp./Aichi	(1,300)	(26,135)	2.4
Fuji Kyuko Co. Ltd.	(200)	(8,579)	0.8
Fujibo Holdings, Inc.	(5,200)	(180,745)	16.5
Fujimi, Inc.	(5,000)	(178,015)	16.2
Fujitec Co. Ltd.	(23,200)	(505,540)	46.1
Fujiya Co. Ltd.	(16,400)	(364,618)	33.2
Giken Ltd.	(1,700)	(60,210)	5.5
Gunze Ltd.	(4,600)	(169,307)	15.4
Gurunavi, Inc.	(6,200)	(36,808)	3.4
Hankyu Hanshin REIT, Inc.	(25)	(27,625)	2.5

50	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Hodogaya Chemical Co. Ltd	(4,400)	$(195,719)	17.8%
Hokkaido Electric Power Co., Inc.	(18,800)	(72,868)	6.6
Hokuto Corp.	(60,900)	(1,280,825)	116.7
Hoshino Resorts REIT, Inc.	(86)	(405,943)	37.0
Hosiden Corp.	(6,300)	(55,852)	5.1
Hosokawa Micron Corp.	(6,600)	(331,083)	30.2
Ichibanya Co. Ltd.	(13,500)	(684,860)	62.4
Idec Corp.	(6,200)	(107,071)	9.8
Information Services International-Dentsu Ltd.	(8,000)	(502,376)	45.8
Invesco Office J-Reit, Inc.	(2,703)	(335,328)	30.6
Iriso Electronics Co. Ltd.	(2,700)	(102,801)	9.4
Jafco Co. Ltd.	(6,600)	(298,492)	27.2
Japan Pulp & Paper Co. Ltd.	(2,000)	(69,827)	6.4
Japan Wool Textile Co. Ltd.	(31,600)	(306,967)	28.0
Joyful Honda Co. Ltd.	(19,500)	(303,343)	27.6
Kanamoto Co. Ltd.	(16,000)	(330,076)	30.1
Katakura Industries Co. Ltd.	(16,100)	(177,955)	16.2
Keihanshin Building Co. Ltd.	(1,500)	(27,165)	2.5
Keiyo Bank Ltd.	(400)	(1,801)	0.2
Kenedix, Inc.	(62,900)	(325,953)	29.7
Key Coffee, Inc.	(15,100)	(308,606)	28.1
KH Neochem Co. Ltd.	(20,400)	(477,367)	43.5
Kintetsu Department Store Co. Ltd.	(20,700)	(633,719)	57.7
Kiyo Bank Ltd.	(8,900)	(132,990)	12.1
KNT-CT Holdings Co. Ltd.	(38,600)	(356,905)	32.5
Koa Corp.	(12,800)	(158,866)	14.5
Komeri Co. Ltd.	(10,900)	(320,916)	29.2
Kumiai Chemical Industry Co. Ltd.	(43,600)	(419,163)	38.2
KYB Corp.	(9,100)	(188,160)	17.1
KYORIN Holdings, Inc.	(16,300)	(294,774)	26.9
Leopalace21 Corp.	(17,100)	(26,791)	2.4
Life Corp.	(6,900)	(242,669)	22.1
Macnica Fuji Electronics Holdings, Inc.	(44,600)	(797,613)	72.7
Maruwa Co. Ltd/Aichi	(5,700)	(592,962)	54.0
Matsuya Co. Ltd.	(12,200)	(80,084)	7.3
MCJ Co. Ltd.	(37,500)	(345,597)	31.5
Meisei Industrial Co. Ltd.	(17,600)	(135,526)	12.3
Milbon Co. Ltd.	(7,200)	(369,407)	33.7
Mimasu Semiconductor Industry Co. Ltd.	(3,700)	(86,985)	7.9
Mitsubishi Logisnext Co. Ltd.	(6,400)	(54,019)	4.9
Mitsui High-Tec, Inc.	(1,500)	(30,564)	2.8
Mitsuuroko Group Holdings Co. Ltd.	(15,600)	(186,697)	17.0
Modec, Inc.	(3,100)	(45,031)	4.1
Musashi Seimitsu Industry Co. Ltd.	(9,000)	(94,075)	8.6
Nachi-Fujikoshi Corp.	(16,200)	(642,128)	58.5
Nanto Bank Ltd.	(1,000)	(17,744)	1.6
Nichiban Co. Ltd.	(6,100)	(95,554)	8.7
Nichicon Corp.	(5,300)	(42,574)	3.9
Nichiden Corp.	(2,900)	(60,244)	5.5
Nichiha Corp.	(9,900)	(288,477)	26.3
Nichi-iko Pharmaceutical Co. Ltd.	(8,000)	(79,202)	7.2
Nikkiso Co. Ltd.	(25,100)	(240,647)	21.9
Nippon Fine Chemical Co. Ltd.	(1,300)	(18,656)	1.7
Nippon Koei Co. Ltd.	(5,300)	(139,722)	12.7
NIPPON REIT Investment Corp.	(74)	(237,600)	21.7
Nippon Sharyo Ltd.	(300)	(6,851)	0.6
Nippon Signal Co. Ltd.	(9,600)	(83,606)	7.6
Nissei ASB Machine Co. Ltd.	(1,100)	(42,822)	3.9
Nissha Co. Ltd.	(20,300)	(239,009)	21.8
Nohmi Bosai Ltd.	(3,000)	(64,949)	5.9

Security	Shares	Value	% of Basket Value

Japan (continued)
Ogaki Kyoritsu Bank Ltd.	(16,400)	$(365,856)	33.3%
Oki Electric Industry Co. Ltd.	(18,700)	(173,607)	15.8
Okinawa Electric Power Co., Inc.	(40,500)	(590,963)	53.8
Okuwa Co. Ltd.	(12,700)	(170,128)	15.5
Osaki Electric Co. Ltd.	(12,100)	(72,996)	6.7
Outsourcing, Inc.	(50,000)	(463,700)	42.3
Pacific Industrial Co. Ltd.	(21,200)	(212,905)	19.4
Premier Investment Corp.	(218)	(239,794)	21.8
Prima Meat Packers Ltd.	(19,300)	(550,690)	50.2
Raito Kogyo Co. Ltd.	(4,100)	(58,149)	5.3
Restar Holdings Corp.	(1,200)	(25,514)	2.3
Riken Keiki Co. Ltd.	(2,500)	(64,643)	5.9
Riso Kagaku Corp.	(5,300)	(63,635)	5.8
Rorze Corp.	(100)	(4,454)	0.4
Royal Holdings Co. Ltd.	(20,200)	(343,238)	31.3
Saizeriya Co. Ltd.	(8,900)	(154,482)	14.1
Sakata Seed Corp.	(7,000)	(247,004)	22.5
San-A Co. Ltd.	(1,500)	(62,476)	5.7
Sanken Electric Co. Ltd.	(1,000)	(32,014)	2.9
SB Technology Corp.	(600)	(20,458)	1.9
SBS Holdings, Inc	(12,400)	(282,612)	25.8
Seikagaku Corp.	(11,200)	(103,000)	9.4
Seiren Co. Ltd.	(31,000)	(491,285)	44.8
Senko Group Holdings Co. Ltd.	(7,900)	(70,650)	6.4
Shibuya Corp.	(900)	(27,875)	2.5
Shima Seiki Manufacturing Ltd.	(32,000)	(475,336)	43.3
Shin Nippon Air Technologies Co. Ltd.	(5,500)	(111,253)	10.1
Shinko Shoji Co. Ltd.	(2,200)	(18,185)	1.7
Shizuoka Gas Co. Ltd.	(65,000)	(571,617)	52.1
Sinanen Holdings Co. Ltd.	(5,700)	(165,236)	15.1
Sinfonia Technology Co. Ltd.	(39,600)	(430,916)	39.3
Starts Corp., Inc.	(3,100)	(72,106)	6.6
Systena Corp.	(9,700)	(176,011)	16.0
Tachi-S Co. Ltd.	(2,300)	(23,238)	2.1
Takara Leben Real Estate Investment Corp.	(125)	(99,969)	9.1
Taki Chemical Co. Ltd.	(2,100)	(132,237)	12.0
Tamura Corp.	(18,800)	(89,244)	8.1
Teikoku Sen-I Co. Ltd.	(3,400)	(85,489)	7.8
TKC Corp.	(6,900)	(427,597)	39.0
TOKAI Holdings Corp.	(14,400)	(142,640)	13.0
Tokai Tokyo Financial Holdings, Inc.	(93,200)	(239,963)	21.9
Tokushu Tokai Paper Co. Ltd.	(10,100)	(421,814)	38.4
Tokyo Dome Corp.	(82,600)	(660,674)	60.2
Tokyotokeiba Co. Ltd.	(8,600)	(428,111)	39.0
TOMONY Holdings, Inc.	(60,100)	(181,159)	16.5
Tomy Co. Ltd.	(2,600)	(22,747)	2.1
Tonami Holdings Co. Ltd.	(1,700)	(91,241)	8.3
Torii Pharmaceutical Co. Ltd.	(4,800)	(136,282)	12.4
Tosei Corp.	(2,500)	(24,930)	2.3
Toshiba Machine Co. Ltd.	(1,200)	(23,852)	2.2
Tosho Co. Ltd.	(2,200)	(25,541)	2.3
Towa Pharmaceutical Co. Ltd.	(2,700)	(50,006)	4.6
Trusco Nakayama Corp.	(24,200)	(624,089)	56.9
Tsugami Corp.	(64,500)	(899,755)	82.0
Uchida Yoko Co. Ltd.	(4,000)	(197,444)	18.0
V Technology Co. Ltd.	(5,700)	(244,194)	22.3
Valor Holdings Co. Ltd.	(6,700)	(165,054)	15.0
Wacom Co. Ltd.	(25,200)	(165,665)	15.1
WATAMI Co. Ltd.	(26,000)	(237,539)	21.6
YAMABIKO Corp.	(4,500)	(56,457)	5.1

SCHEDULE OF INVESTMENTS	51

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Yellow Hat Ltd.	(3,300)	$(53,742)	4.9%
Yomiuri Land Co. Ltd.	(900)	(37,386)	3.4
Yorozu Corp.	(4,500)	(48,599)	4.4

		(37,860,086)

Luxembourg
Befesa SA	(10,939)	(450,508)	41.0

Netherlands
Arcadis NV	(7,717)	(179,320)	16.3
Frank’s International NV	(45,364)	(79,387)	7.2
Vastned Retail NV	(7,739)	(204,642)	18.7

		(463,349)

Norway
Atea ASA	(13,846)	(160,874)	14.6
Europris ASA	(43,489)	(226,049)	20.6
FLEX LNG Ltd.	(49,100)	(316,041)	28.8
Kongsberg Gruppen ASA	(7,346)	(119,368)	10.9
Veidekke ASA	(1,255)	(14,464)	1.3

		(836,796)

Portugal
Altri SGPS SA	(54,989)	(212,579)	19.4

Puerto Rico
EVERTEC, Inc.	(927)	(30,850)	2.8
Triple-S Management Corp.	(7,159)	(132,585)	12.1

		(163,435)

S.Georgia/S.San
Burford Capital Ltd.	(12,159)	(103,569)	9.4

Singapore
BW LPG Ltd.	(50,376)	(220,547)	20.1
Frasers Centrepoint Trust	(32,900)	(50,821)	4.6
Kenon Holdings Ltd.	(6,717)	(163,047)	14.9
Kulicke & Soffa Industries, Inc.	(901)	(23,552)	2.1

		(457,967)

South Korea
MagnaChip Semiconductor Corp.	(3,821)	(52,310)	4.8

Spain
Aedas Homes SA	(1,879)	(37,202)	3.4
eDreams ODIGEO SA	(5,902)	(15,275)	1.4
Grupo Catalana Occidente SA	(846)	(19,517)	1.8
Grupo Empresarial San Jose SA	(11,064)	(51,726)	4.7
Metrovacesa SA	(13,113)	(73,917)	6.7
Neinor Homes SA	(6,499)	(78,461)	7.1
Sacyr SA	(11,475)	(19,515)	1.8

		(295,613)

Sweden
Alimak Group AB	(21,998)	(270,634)	24.7
Ambea AB	(25,439)	(143,025)	13.0
Attendo AB	(27,366)	(125,476)	11.4
Avanza Bank Holding AB	(3,928)	(74,814)	6.8
Bonava AB	(30,953)	(240,544)	21.9
Bravida Holding AB	(26,878)	(310,210)	28.3
Coor Service Management Holding AB	(1,180)	(7,582)	0.7
Duni AB	(1,753)	(15,343)	1.4
Granges AB	(16,797)	(151,511)	13.8
Klovern AB	(47,280)	(72,044)	6.6
Lindab International AB	(12,899)	(199,129)	18.1

Security	Shares	Value	% of Basket Value

Sweden (continued)
Mekonomen AB	(30,059)	$(291,496)	26.6%
Munters Group AB	(10,042)	(74,821)	6.8
NCC AB	(3,078)	(49,055)	4.5
Nobina AB	(7,875)	(43,184)	3.9
Ratos AB	(31,106)	(113,329)	10.3
Samhallsbyggnadsbolaget i Norden AB	(16,563)	(53,822)	4.9
Scandic Hotels Group AB	(54,907)	(139,286)	12.7

		(2,375,305)

Switzerland
Allreal Holding AG	(254)	(53,797)	4.9
APG SGA SA	(154)	(29,964)	2.7
Burckhardt Compression Holding AG	(1,152)	(288,429)	26.3
Conzzeta AG	(195)	(196,556)	17.9
dormakaba Holding AG	(307)	(141,156)	12.9
EFG International AG	(6,610)	(35,843)	3.3
Emmi AG	(40)	(37,784)	3.4
Gurit Holding AG	(137)	(286,924)	26.1
Huber + Suhner AG	(3,007)	(216,849)	19.8
Leonteq AG	(1,098)	(38,789)	3.5
Mobilezone Holding AG	(15,385)	(144,103)	13.1
Orascom Development Holding AG	(4,412)	(38,285)	3.5
Schweiter Technologies AG	(23)	(31,413)	2.9
Stadler Rail AG	(286)	(11,376)	1.0
Valora Holding AG	(12)	(1,713)	0.2
Vetropack Holding AG	(190)	(10,598)	1.0
VZ Holding AG	(870)	(73,109)	6.7
V-ZUG Holding AG	(1,055)	(80,344)	7.3
Zehnder Group AG	(376)	(17,983)	1.6

		(1,735,015)

United Kingdom
Balfour Beatty PLC	(12,340)	(34,104)	3.1
Bodycote PLC	(8,832)	(74,479)	6.8
Calisen PLC	(18,276)	(40,487)	3.7
Cardtronics PLC, Class A	(23,056)	(410,627)	37.4
Countryside Properties PLC	(55,159)	(240,914)	21.9
CVS Group PLC	(9,437)	(150,986)	13.8
Daily Mail & General Trust PLC	(42,743)	(374,325)	34.1
EMIS Group PLC	(2,466)	(31,819)	2.9
Finablr PLC	(44,203)	(573)	0.0
Frasers Group PLC	(9,733)	(47,216)	4.3
Go-Ahead Group PLC	(2,255)	(17,109)	1.6
Helical PLC	(5,936)	(26,146)	2.4
Ibstock PLC	(42,582)	(88,557)	8.1
IG Design Group PLC	(43,698)	(246,823)	22.5
Marshalls PLC	(19,831)	(171,813)	15.7
Mitchells & Butlers PLC	(10,362)	(21,050)	1.9
Morgan Advanced Materials PLC	(15,070)	(48,831)	4.4
NCC Group PLC	(35,911)	(85,221)	7.8
On the Beach Group PLC	(9,738)	(27,139)	2.5
OneSavings Bank PLC	(30,449)	(121,459)	11.1
Polypipe Group PLC	(62,521)	(372,263)	33.9
Primary Health Properties PLC	(238,884)	(445,638)	40.6
PZ Cussons PLC	(64,533)	(193,711)	17.6
Restore PLC	(84,517)	(350,484)	31.9
Saga PLC	(27,746)	(49,666)	4.5
Serco Group PLC	(82,592)	(138,043)	12.6
Serica Energy PLC	(20,882)	(28,542)	2.6
Smart Metering Systems PLC	(12,918)	(97,232)	8.9
Softcat PLC	(3,401)	(49,578)	4.5
St Modwen Properties PLC	(13,284)	(57,055)	5.2

52	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Stagecoach Group PLC	(35,325)	$(17,395)	1.6%
Stolt-Nielsen Ltd.	(9,516)	(88,000)	8.0
Vectura Group PLC	(33,152)	(44,237)	4.0
Victoria PLC	(2,877)	(17,518)	1.6
Workspace Group PLC	(22,213)	(177,574)	16.2

		(4,386,614)

United States
1-800-Flowers.com, Inc.	(2,257)	(44,756)	4.1
ABM Industries, Inc.	(13,508)	(468,998)	42.7
Acadia Healthcare Co., Inc.	(2,427)	(86,523)	7.9
Addus HomeCare Corp.	(745)	(72,690)	6.6
Adient PLC	(1,292)	(27,416)	2.5
Adtalem Global Education, Inc.	(1,274)	(29,863)	2.7
ADTRAN, Inc.	(13,591)	(145,288)	13.2
AdvanSix, Inc.	(15,915)	(242,226)	22.1
Aegion Corp.	(1,761)	(24,848)	2.3
Aerie Pharmaceuticals, Inc.	(27,819)	(295,160)	26.9
Agilysys, Inc.	(8,444)	(228,664)	20.8
Air Transport Services Group, Inc.	(1,755)	(49,210)	4.5
Alcoa Corp.	(6,577)	(84,975)	7.7
Alexander’s, Inc.	(407)	(98,978)	9.0
Allegheny Technologies, Inc.	(9,517)	(87,652)	8.0
Allscripts Healthcare Solutions, Inc.	(4,940)	(49,795)	4.5
Altabancorp.	(939)	(20,442)	1.9
Altra Industrial Motion Corp.	(630)	(26,939)	2.5
Ambac Financial Group, Inc.	(34,243)	(420,504)	38.3
American Assets Trust, Inc.	(14,348)	(300,304)	27.4
American National Group, Inc.	(919)	(63,227)	5.8
America’s Car-Mart, Inc.	(363)	(31,407)	2.9
AMERISAFE, Inc.	(433)	(25,538)	2.3
Amkor Technology, Inc.	(16,033)	(189,991)	17.3
AMN Healthcare Services, Inc.	(1,642)	(107,190)	9.8
Amneal Pharmaceuticals, Inc.	(6,035)	(25,106)	2.3
ANI Pharmaceuticals, Inc.	(1,135)	(28,931)	2.6
Applied Industrial Technologies, Inc.	(2,001)	(122,161)	11.1
ArcBest Corp.	(2,677)	(81,702)	7.4
Arcosa, Inc.	(4,711)	(217,507)	19.8
Argan, Inc.	(4,106)	(169,126)	15.4
Arrow Financial Corp.	(383)	(10,483)	1.0
Asbury Automotive Group, Inc.	(1,562)	(160,855)	14.7
Associated Banc-Corp.	(23,693)	(324,357)	29.6
Astec Industries, Inc.	(1,261)	(64,059)	5.8
Atlantic Capital Bancshares, Inc.	(17,824)	(247,397)	22.5
Atlantic Union Bankshares Corp.	(30,527)	(772,028)	70.3
Atlas Air Worldwide Holdings, Inc.	(4,096)	(242,319)	22.1
ATN International, Inc.	(5,336)	(238,519)	21.7
Avient Corp.	(8,740)	(271,552)	24.7
Axcelis Technologies, Inc.	(1,272)	(28,073)	2.6
AZZ, Inc.	(9,451)	(317,459)	28.9
Bank First Corp.	(5,761)	(368,762)	33.6
BankUnited, Inc.	(4,055)	(102,389)	9.3
Bar Harbor Bankshares	(5,049)	(103,101)	9.4
Barrett Business Services, Inc.	(9,401)	(557,009)	50.8
BellRing Brands, Inc.	(2,686)	(49,127)	4.5
Benefitfocus, Inc.	(14,139)	(145,208)	13.2
Berkshire Hills Bancorp, Inc.	(7,509)	(97,842)	8.9
BGC Partners, Inc., Class A	(236,517)	(697,725)	63.6
Blackbaud, Inc.	(4,262)	(210,287)	19.2
Boise Cascade Co.	(2,226)	(85,434)	7.8
Boston Omaha Corp., Class A	(1,868)	(29,851)	2.7

Security	Shares	Value	% of Basket Value

United States (continued)
Brightsphere Investment Group Inc.	(3,995)	$(55,131)	5.0%
Brink’s Co.	(1,243)	(53,238)	4.9
Brookdale Senior Living, Inc.	(18,015)	(52,964)	4.8
Bryn Mawr Bank Corp.	(6,237)	(167,526)	15.3
Byline Bancorp, Inc.	(470)	(6,176)	0.6
California Water Service Group	(5,735)	(255,609)	23.3
Cal-Maine Foods, Inc.	(11,635)	(446,202)	40.7
Cannae Holdings, Inc.	(3,126)	(115,599)	10.5
Capitol Federal Financial, Inc.	(9,749)	(111,919)	10.2
Capri Holdings Ltd.	(12,506)	(265,377)	24.2
Cass Information Systems, Inc.	(9,530)	(373,767)	34.1
Cato Corp., Class A	(19,641)	(120,203)	11.0
CBIZ, Inc.	(4,709)	(106,753)	9.7
Century Bancorp, Inc., Class A	(1,052)	(75,292)	6.9
ChannelAdvisor Corp.	(4,142)	(67,100)	6.1
Chatham Lodging Trust	(14,492)	(106,516)	9.7
Chesapeake Utilities Corp.	(8,196)	(796,733)	72.6
Cimarex Energy Co.	(6,850)	(173,784)	15.8
Cinemark Holdings, Inc.	(6,882)	(56,364)	5.1
Clearway Energy, Inc.	(6,719)	(189,207)	17.2
Clearway Energy, Inc.	(9,102)	(238,563)	21.7
CNO Financial Group, Inc.	(20,927)	(371,454)	33.8
CNX Resources Corp.	(3,769)	(36,559)	3.3
Coca-Cola Consolidated, Inc.	(2,998)	(686,392)	62.5
Cohu, Inc.	(7,035)	(152,871)	13.9
Colony Capital, Inc.	(56,527)	(201,236)	18.3
Columbia Financial, Inc.	(8,659)	(105,553)	9.6
Comfort Systems USA, Inc.	(5,166)	(236,603)	21.6
Commercial Metals Co.	(14,239)	(294,035)	26.8
CommScope Holding Co., Inc.	(10,900)	(97,010)	8.8
Computer Programs and Systems, Inc.	(1,000)	(27,890)	2.5
Comtech Telecommunications Corp.	(7,593)	(109,339)	10.0
Consolidated Communications Holdings, Inc.	(16,463)	(76,882)	7.0
Construction Partners, Inc.	(8,206)	(167,238)	15.2
Cooper Tire & Rubber Co.	(6,222)	(213,975)	19.5
Corcept Therapeutics, Inc.	(4,272)	(71,684)	6.5
CoreCivic, Inc.	(18,045)	(115,668)	10.5
Core-Mark Holding Co., Inc.	(14,503)	(396,657)	36.1
Corporate Office Properties Trust	(17,004)	(381,400)	34.8
Covanta Holding Corp.	(66,452)	(603,384)	55.0
CSG Systems International, Inc.	(4,677)	(177,165)	16.1
CSW Industrials, Inc.	(5,399)	(461,776)	42.1
CTS Corp.	(11,428)	(315,870)	28.8
Deluxe Corp.	(2,711)	(58,124)	5.3
Diamond Hill Investment Group, Inc.	(866)	(118,590)	10.8
Diodes, Inc.	(3,386)	(195,812)	17.8
Diversified Healthcare Trust	(12,304)	(35,620)	3.2
Dorian LPG Ltd.	(35,922)	(294,560)	26.8
Dorman Products, Inc.	(676)	(60,347)	5.5
Dycom Industries, Inc.	(751)	(48,770)	4.4
Ebix, Inc.	(10,936)	(197,504)	18.0
EchoStar Corp.	(25,594)	(592,757)	54.0
Empire State Realty Trust, Inc.	(23,229)	(124,972)	11.4
Employers Holdings, Inc.	(7,245)	(231,912)	21.1
Encore Wire Corp.	(5,220)	(241,216)	22.0
Ensign Group, Inc.	(2,132)	(125,447)	11.4
Eventbrite, Inc.	(2,845)	(26,259)	2.4
Evercore, Inc.	(339)	(26,964)	2.5
Evo Payments, Inc., Class A	(7,658)	(161,354)	14.7
ExlService Holdings, Inc.	(874)	(66,197)	6.0
FBL Financial Group, Inc.	(15,940)	(792,059)	72.2

SCHEDULE OF INVESTMENTS	53

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Federated Investors, Inc.	(18,700)	$(446,930)	40.7%
First Bancshares, Inc.	(2,590)	(61,746)	5.6
First Busey Corp.	(1,963)	(35,314)	3.2
First Citizens BancShares, Inc.	(551)	(254,948)	23.2
First Financial Corp.	(2,206)	(76,592)	7.0
First Foundation, Inc.	(7,540)	(112,120)	10.2
First Interstate BancSystem, Inc.	(15,489)	(546,762)	49.8
Focus Financial Partners, Inc.	(357)	(13,034)	1.2
Forestar Group, Inc.	(2,200)	(36,608)	3.3
FormFactor, Inc.	(26,440)	(749,574)	68.3
Forward Air Corp.	(4,325)	(272,345)	24.8
Fresh Del Monte Produce, Inc.	(2,088)	(44,955)	4.1
Fulton Financial Corp.	(4,566)	(50,180)	4.6
FutureFuel Corp.	(6,308)	(75,002)	6.8
Gaming and Leisure Properties, Inc.	(2,879)	(104,652)	9.5
GCP Applied Technologies, Inc.	(5,979)	(130,402)	11.9
Genco Shipping & Trading Ltd.	(19,166)	(123,812)	11.3
Genesco, Inc.	(581)	(10,295)	0.9
Genworth Financial, Inc.	(57,031)	(224,132)	20.4
GEO Group, Inc.	(14,875)	(131,792)	12.0
Glatfelter Corp.	(29,729)	(424,233)	38.7
Global Net Lease, Inc.	(4,031)	(57,361)	5.2
GoPro, Inc.	(947)	(5,625)	0.5
Graham Holdings Co.	(83)	(31,568)	2.9
Gray Television, Inc.	(2,102)	(26,653)	2.4
Great Lakes Dredge & Dock Corp.	(13,861)	(143,184)	13.0
Greenbrier Cos., Inc.	(3,469)	(93,594)	8.5
Greif, Inc.	(1,357)	(55,081)	5.0
Griffon Corp.	(5,311)	(113,868)	10.4
Gulfport Energy Corp.	(33,193)	(8,497)	0.8
Harborone Bancorp., Inc.	(3,918)	(36,829)	3.4
Hawkins, Inc.	(2,287)	(106,826)	9.7
Healthcare Services Group, Inc.	(2,973)	(68,022)	6.2
Hecla Mining Co.	(4,328)	(19,822)	1.8
Hibbett Sports, Inc.	(2,511)	(94,941)	8.7
Hillenbrand, Inc.	(5,057)	(147,917)	13.5
Hilton Grand Vacations, Inc.	(31,055)	(639,733)	58.3
HMS Holdings Corp.	(2,704)	(71,980)	6.6
HomeStreet, Inc.	(19,280)	(599,030)	54.6
HomeTrust Bancshares, Inc.	(2,784)	(44,460)	4.1
Horizon Bancorp, Inc.	(6,615)	(82,026)	7.5
ICF International, Inc.	(4,863)	(317,992)	29.0
Ichor Holdings Ltd.	(5,504)	(128,023)	11.7
IES Holdings, Inc.	(10,350)	(330,372)	30.1
Industrial Logistics Properties Trust	(1,582)	(30,343)	2.8
Ingevity Corp.	(10,109)	(554,782)	50.6
Innoviva, Inc.	(37,235)	(402,510)	36.7
Insperity, Inc.	(348)	(26,650)	2.4
Installed Building Products, Inc.	(1,622)	(146,856)	13.4
Inter Parfums, Inc.	(1,674)	(68,734)	6.3
International Seaways, Inc.	(11,844)	(160,368)	14.6
Investors Real Estate Trust	(1,887)	(127,203)	11.6
Kadant, Inc.	(388)	(44,667)	4.1
Kaiser Aluminum Corp.	(406)	(25,550)	2.3
Kaman Corp.	(18,839)	(747,155)	68.1
Kearny Financial Corp.	(31,241)	(262,424)	23.9
Kelly Services, Inc.	(2,023)	(35,160)	3.2
Kforce, Inc.	(3,490)	(121,103)	11.0
Kite Realty Group Trust	(7,198)	(74,571)	6.8
Kosmos Energy Ltd.	(11,500)	(11,434)	1.0
Kronos Worldwide, Inc.	(4,209)	(56,064)	5.1
Lakeland Bancorp, Inc.	(5,589)	(62,206)	5.7

Security	Shares	Value	% of Basket Value

United States (continued)
Lannett Co., Inc.	(15,135)	$(97,318)	8.9%
Laureate Education, Inc.	(14,771)	(192,023)	17.5
LCI Industries	(362)	(39,697)	3.6
Lexington Realty Trust	(13,397)	(133,032)	12.1
Liberty Latin America Ltd., Class C	(7,149)	(69,488)	6.3
Lindblad Expeditions Holdings, Inc.	(5,452)	(45,361)	4.1
Lions Gate Entertainment Corp.	(5,172)	(32,428)	3.0
LTC Properties, Inc.	(3,405)	(112,399)	10.2
Mack-Cali Realty Corp.	(11,101)	(122,000)	11.1
MACOM Technology Solutions Holdings, Inc.	(1,504)	(54,896)	5.0
Macquarie Infrastructure Corp.	(22,091)	(569,948)	51.9
Magellan Health, Inc.	(1,446)	(104,502)	9.5
ManTech International Corp.	(1,511)	(98,034)	8.9
MarineMax, Inc.	(2,499)	(74,920)	6.8
Matson, Inc.	(5,330)	(276,893)	25.2
MBIA, Inc.	(8,999)	(51,384)	4.7
MEDNAX, Inc.	(7,818)	(99,680)	9.1
Methode Electronics, Inc.	(973)	(29,939)	2.7
MGE Energy, Inc.	(10,680)	(694,414)	63.3
MGM Growth Properties LLC	(1,608)	(42,532)	3.9
Minerals Technologies, Inc.	(13,759)	(752,480)	68.6
MobileIron, Inc.	(25,184)	(177,295)	16.2
Monarch Casino & Resort, Inc.	(852)	(36,968)	3.4
Monmouth Real Estate Investment Corp.	(6,446)	(89,277)	8.1
Moog, Inc.	(3,161)	(197,215)	18.0
MTS Systems Corp.	(4,416)	(107,220)	9.8
Murphy Oil Corp.	(10,029)	(77,424)	7.1
MYR Group, Inc.	(1,355)	(57,926)	5.3
National HealthCare Corp.	(1,000)	(63,300)	5.8
National Western Life Group, Inc.	(302)	(51,228)	4.7
Nelnet, Inc.	(531)	(32,412)	3.0
Newmark Group, Inc., Class A	(74,242)	(351,536)	32.0
NIC, Inc.	(27,251)	(610,967)	55.7
Northfield Bancorp, Inc.	(10,533)	(107,015)	9.8
ODP Corp.	(3,231)	(63,005)	5.7
Office Properties Income Trust	(8,924)	(164,291)	15.0
Old National Bancorp.	(17,376)	(242,916)	22.1
One Liberty Properties, Inc.	(13,731)	(211,869)	19.3
OneSpan, Inc.	(36,709)	(805,028)	73.4
Option Care Health, Inc.	(1,959)	(26,113)	2.4
Otter Tail Corp.	(625)	(23,969)	2.2
Ovintiv, Inc.	(49,315)	(453,698)	41.3
PAE, Inc.	(7,146)	(56,596)	5.2
Paramount Group, Inc.	(3,369)	(19,473)	1.8
Pebblebrook Hotel Trust	(25,861)	(309,815)	28.2
Pennant Group, Inc.	(675)	(28,121)	2.6
Penske Automotive Group, Inc.	(743)	(38,012)	3.5
Peoples Bancorp, Inc.	(12,005)	(271,313)	24.7
Perdoceo Education Corp.	(4,873)	(55,016)	5.0
PetMed Express, Inc.	(989)	(29,255)	2.7
Piedmont Office Realty Trust, Inc.	(17,582)	(200,786)	18.3
Piper Jaffray Cos	(10,146)	(846,684)	77.1
Pitney Bowes, Inc.	(11,251)	(59,743)	5.4
Playa Hotels & Resorts NV	(5,098)	(19,729)	1.8
PotlatchDeltic Corp.	(4,919)	(204,384)	18.6
Preferred Apartment Communities, Inc., Class A	(15,470)	(83,538)	7.6
Primoris Services Corp.	(8,380)	(158,131)	14.4
ProPetro Holding Corp.	(9,217)	(36,407)	3.3
Providence Service Corp.	(852)	(100,153)	9.1
Provident Financial Services, Inc.	(3,822)	(51,865)	4.7
PS Business Parks, Inc.	(2,534)	(288,952)	26.3
Range Resources Corp .	(3,376)	(22,214)	2.0

54	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Rattler Midstream LP	(53,947)	$(316,669)	28.9%
Red Rock Resorts, Inc.	(1,459)	(27,896)	2.5
Repay Holdings Corp.	(13,401)	(301,925)	27.5
Resideo Technologies, Inc.	(8,037)	(81,013)	7.4
Retail Opportunity Investments Corp.	(21,112)	(205,420)	18.7
Retail Properties of America, Inc.	(15,119)	(79,224)	7.2
REV Group, Inc.	(2,658)	(20,865)	1.9
Ribbon Communications, Inc.	(4,628)	(19,947)	1.8
Rite Aid Corp.	(1,812)	(16,562)	1.5
RLJ Lodging Trust	(5,077)	(41,530)	3.8
RPT Realty	(7,057)	(34,509)	3.1
Rush Enterprises, Inc.	(1)	(18)	0.0
Ruth’s Hospitality Group, Inc.	(4,053)	(45,313)	4.1
Safehold, Inc.	(1,566)	(107,772)	9.8
Sandy Spring Bancorp, Inc.	(7,602)	(192,711)	17.6
Saul Centers, Inc.	(8,289)	(205,153)	18.7
Schweitzer-Mauduit International, Inc.	(8,985)	(298,302)	27.2
Seaboard Corp.	(321)	(1,105,845)	100.8
Selective Insurance Group, Inc.	(625)	(32,538)	3.0
Sensient Technologies Corp.	(2,551)	(166,912)	15.2
Seritage Growth Properties	(3,177)	(40,443)	3.7
Service Properties Trust	(14,473)	(104,350)	9.5
Shenandoah Telecommunications Co.	(4,733)	(206,453)	18.8
Shyft Group, Inc.	(9,912)	(191,401)	17.4
Sinclair Broadcast Group, Inc.	(14,220)	(264,208)	24.1
Six Flags Entertainment Corp.	(3,406)	(73,638)	6.7
SolarWinds Corp.	(26,774)	(546,993)	49.8
Sonic Automotive, Inc., Class A	(652)	(23,511)	2.1
Southwestern Energy Co.	(82,246)	(219,597)	20.0
SpartanNash Co.	(2,777)	(51,125)	4.7
Standard Motor Products, Inc.	(4,784)	(219,107)	20.0
Sterling Construction Co., Inc.	(13,645)	(200,581)	18.3
Summit Hotel Properties, Inc.	(11,169)	(58,972)	5.4
Sunstone Hotel Investors, Inc.	(40,632)	(301,489)	27.5
Surgery Partners, Inc.	(9,716)	(212,003)	19.3
Tanger Factory Outlet Centers, Inc.	(6,987)	(43,250)	3.9
Targa Resources Corp.	(10,954)	(175,812)	16.0
Tejon Ranch Co.	(12,568)	(172,307)	15.7
Tellurian, Inc.	(19,555)	(18,773)	1.7
Terex Corp.	(10,681)	(263,714)	24.0
Towne Bank	(27,811)	(505,604)	46.1
Transocean Ltd.	(152,254)	(102,086)	9.3
TRI Pointe Group, Inc.	(20,294)	(333,430)	30.4
Tribune Publishing Co.	(690)	(7,907)	0.7
Tronox Holdings PLC	(12,546)	(122,574)	11.2
TrueBlue, Inc.	(11,663)	(181,010)	16.5
TrueCar, Inc.	(5,266)	(22,960)	2.1
Trustmark Corp.	(9,070)	(212,147)	19.3
TTEC Holdings, Inc.	(1,476)	(80,855)	7.4
Tutor Perini Corp.	(7,299)	(98,609)	9.0
Ultra Clean Holdings, Inc.	(17,724)	(377,344)	34.4
Unisys Corp.	(12,103)	(159,033)	14.5
United States Steel Corp.	(6,952)	(67,156)	6.1
Uniti Group, Inc.	(3,046)	(26,866)	2.5
Univar Solutions, Inc.	(17,261)	(286,360)	26.1
Universal Corp.	(12,200)	(486,170)	44.3
Urstadt Biddle Properties, Inc.	(17,859)	(169,839)	15.5
Valmont Industries, Inc.	(786)	(111,573)	10.2
Vector Group Ltd.	(21,803)	(200,370)	18.3
Victory Capital Holdings, Inc.	(21,289)	(390,440)	35.6
VirnetX Holding Corp.	(33,933)	(187,989)	17.1

Security	Shares	Value	% of Basket Value

United States (continued)
Visteon Corp.	(551)	$(49,397)	4.5%
W&T Offshore, Inc.	(29,495)	(41,293)	3.8
Wabash National Corp.	(1,667)	(23,771)	2.2
Waddell & Reed Financial, Inc.	(20,890)	(320,661)	29.2
Warrior Met Coal, Inc.	(24,928)	(373,920)	34.1
Washington Real Estate Investment Trust	(11,623)	(203,170)	18.5
Washington Trust Bancorp, Inc.	(842)	(28,434)	2.6
Waterstone Financial, Inc.	(17,504)	(295,468)	26.9
WD-40 Co.	(422)	(102,706)	9.4
Weingarten Realty Investors	(1,743)	(27,644)	2.5
WesBanco, Inc.	(19,838)	(481,865)	43.9
Whitestone REIT	(2,785)	(16,599)	1.5
Willdan Group, Inc.	(2,175)	(56,920)	5.2
WisdomTree Investments, Inc.	(32,120)	(116,917)	10.7
World Acceptance Corp.	(1,307)	(109,775)	10.0
World Fuel Services Corp.	(8,037)	(169,179)	15.4
Worthington Industries, Inc.	(4,286)	(210,914)	19.2
WSFS Financial Corp.	(1,851)	(58,658)	5.3
Wyndham Destinations, Inc.	(2,882)	(94,040)	8.6
Xenia Hotels & Resorts, Inc.	(7,221)	(59,501)	5.4
Yelp, Inc.	(1,991)	(39,163)	3.6
York Water Co.	(790)	(33,378)	3.0

		(55,886,466)

Total Reference Entity — Short		(118,927,451)

Net Value of Reference Entity — Goldman Sachs & Co.		$(1,097,495)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of period end, termination dates February 27, 2023 to March 1, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Argentina
MercadoLibre, Inc	241	$292,586	(5.7)%

Australia
ALS Ltd.	2,258	14,942	(0.3)
Alumina Ltd.	173,984	175,735	(3.4)
Aristocrat Leisure Ltd.	18,986	382,316	(7.5)
Atlassian Corp. PLC, Class A	2,466	472,535	(9.2)
Bendigo & Adelaide Bank Ltd.	66,840	314,432	(6.1)
CIMIC Group Ltd.	23,592	356,565	(6.9)
Flight Centre Travel Group Ltd.	15,155	119,954	(2.3)
Goodman Group	7,978	103,260	(2.0)
IGO Ltd.	7,389	23,095	(0.5)
Iluka Resources Ltd.	15,055	54,555	(1.1)
Magellan Financial Group Ltd.	2,046	79,300	(1.6)
Newcrest Mining Ltd.	7,605	157,709	(3.1)
OZ Minerals Ltd.	8,004	83,613	(1.6)
REA Group Ltd.	6,058	503,795	(9.8)
SEEK Ltd.	3,942	63,825	(1.2)
Worley Ltd.	3,141	20,938	(0.4)

		2,926,569

SCHEDULE OF INVESTMENTS	55

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Austria
Raiffeisen Bank International AG	22,913	$330,826	(6.5)%
Wienerberger AG	9,638	243,131	(4.7)

		573,957

Belgium
Anheuser-Busch InBev SA/NV	14,559	753,081	(14.7)
Umicore SA	15,109	582,472	(11.3)

		1,335,553

Bermuda
Athene Holding Ltd.	7,269	233,190	(4.5)

Canada
Descartes Systems Group Inc. (The)	9,633	516,536	(10.1)
Emera, Inc.	3,466	138,271	(2.7)
Enbridge, Inc.	7,241	199,517	(3.9)
FirstService Corp.	4,481	600,864	(11.7)
Fortis, Inc.	7,879	311,245	(6.1)
Great-West Lifeco, Inc.	6,905	140,712	(2.7)
IGM Financial, Inc.	19,923	437,400	(8.5)
Innergex Renewable Energy Inc.	6,302	113,619	(2.2)
Lululemon Athletica, Inc.	5,405	1,725,762	(33.6)
Onex Corp.	34,473	1,490,389	(29.0)
Osisko Gold Royalties Ltd.	1,865	20,858	(0.4)
Parkland Corp/Canada	506	12,359	(0.3)
Pembina Pipeline Corp.	2,401	50,262	(1.0)
Premium Brands Holdings Corp.	377	26,893	(0.5)
Ritchie Bros. Auctioneers Inc.	4,863	294,780	(5.7)
Shopify, Inc., Class A	447	412,083	(8.0)
Stella-Jones Inc.	2,728	88,783	(1.7)
TELUS Corp.	73,986	1,265,031	(24.6)
TMX Group Ltd.	2,413	234,472	(4.6)
West Fraser Timber Co. Ltd.	407	18,876	(0.4)
Wheaton Precious Metals Corp.	2,379	109,174	(2.1)

		8,207,886

Denmark
Bavarian Nordic AS	5,232	138,732	(2.7)
Chr Hansen Holding A/S	3,672	370,541	(7.2)
DSV Panalpina AS	897	145,530	(2.8)
Genmab A/S, ADR	288	95,925	(1.9)
Jyske Bank AS	913	27,206	(0.5)
Orsted A/S	3,032	481,221	(9.4)
Royal Unibrew A/S	669	65,234	(1.3)
Topdanmark AS	372	14,549	(0.3)
Tryg A/S	14,033	389,454	(7.6)

		1,728,392

Faeroe Islands
Bakkafrost P/F	1,034	58,921	(1.1)

Finland
Elisa OYJ	9,259	455,252	(8.9)
Kojamo OYJ	30,352	625,637	(12.2)
Neste OYJ	8,890	463,645	(9.0)
Sampo OYJ, A Shares	309	11,661	(0.2)
Sanoma OYJ	12,870	189,462	(3.7)

		1,745,657

France
Air Liquide SA	8,192	1,197,984	(23.3)
ALD SA	2,253	24,267	(0.5)
Alstom SA	18,066	807,178	(15.7)
Amundi SA	1,080	70,815	(1.4)

Security	Shares	Value	% of Basket Value

France (continued)
Cie de Saint-Gobain	19,425	$756,672	(14.7)%
Dassault Systemes SE	3,025	515,794	(10.0)
Engie SA	32,621	394,536	(7.7)
Faurecia SE	745	28,255	(0.6)
La Francaise des Jeux SAEM	522	19,581	(0.4)
Legrand SA	51,763	3,831,461	(74.6)
L’Oreal SA	4,490	1,451,102	(28.3)
Pernod Ricard SA	8,592	1,384,192	(27.0)
Rexel SA	63,507	668,644	(13.0)
Sanofi	3,403	307,268	(6.0)
Schneider Electric SE	1,638	199,028	(3.9)
SCOR SE	5,106	124,048	(2.4)
Valeo SA	13,973	422,703	(8.2)
Vinci SA	144	11,374	(0.2)

		12,214,902

Germany
Bayerische Motoren Werke AG	2,856	195,175	(3.8)
Beiersdorf AG	3,557	372,425	(7.2)
CECONOMY AG	13,109	57,976	(1.1)
CompuGroup Medical SE & Co KgaA	902	77,500	(1.5)
Covestro AG	8,899	424,713	(8.3)
E.ON SE	190,388	1,982,732	(38.6)
Fielmann AG	22,904	1,736,552	(33.8)
Freenet AG	10,074	178,471	(3.5)
Gerresheimer AG	1,459	146,665	(2.8)
HelloFresh SE	1,606	85,820	(1.7)
HUGO BOSS AG	41,536	952,301	(18.5)
Infineon Technologies AG	14,604	406,593	(7.9)
Knorr-Bremse AG	6,102	706,619	(13.8)
Nemetschek SE	308	22,301	(0.4)
Puma SE	29,149	2,551,795	(49.7)
Rheinmetall AG	560	40,893	(0.8)
RWE AG	11,601	429,327	(8.4)
Siemens AG	3,921	459,996	(8.9)
Stroeer SE & Co. KGaA	1,182	85,444	(1.7)
thyssenkrupp AG	58,805	280,691	(5.5)
Wacker Chemie AG	2,809	270,990	(5.3)

		11,464,979

Hong Kong
BOC Hong Kong Holdings Ltd.	1,035,000	2,874,699	(56.0)
Budweiser Brewing Co. APAC Ltd.	4,800	14,156	(0.3)
Hang Seng Bank Ltd.	8,900	137,114	(2.7)
Man Wah Holdings Ltd.	18,400	25,680	(0.5)
Melco Resorts & Entertainment Ltd.	18,212	293,577	(5.7)
MTR Corp. Ltd.	29,500	146,180	(2.8)
Swire Properties Ltd.	120,800	324,165	(6.3)
Vitasoy International Holdings Ltd.	32,000	129,437	(2.5)

		3,945,008

Ireland
Allegion PLC	12,550	1,236,175	(24.1)
Aptiv PLC	2,507	241,900	(4.7)
Experian PLC	62,321	2,283,060	(44.5)
Kerry Group PLC	401	48,001	(0.9)
Kingspan Group PLC	8,437	735,488	(14.3)

		4,544,624

Israel
Bank Leumi Le-Israel BM	10,925	51,490	(1.0)
CyberArk Software Ltd.	5,061	501,798	(9.8)

56	2020 BLACKROCK SEMI - ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Israel (continued)
Kornit Digital Ltd.	4,047	$272,444	(5.3)%
Mizrahi Tefahot Bank Ltd.	4,691	91,476	(1.8)
Wix.com Ltd.	3,538	875,018	(17.0)

		1,792,226

Italy
Pirelli&CSpA	46,413	193,519	(3.8)
Prysmian SpA	15,012	408,512	(7.9)

		602,031

Japan
AEON Financial Service Co. Ltd.	8,200	83,983	(1.6)
AnGes Inc.	13,200	138,283	(2.7)
Aozora Bank Ltd.	15,000	246,435	(4.8)
Benefit One Inc.	1,400	35,035	(0.7)
Benesse Holdings, Inc.	5,900	139,097	(2.7)
Bridgestone Corp.	69,100	2,252,314	(43.9)
Brother Industries Ltd.	1,500	23,178	(0.5)
Canon, Inc.	13,800	240,206	(4.7)
Chatwork Co. Ltd.	15,300	303,823	(5.9)
Chugai Pharmaceutical Co. Ltd.	200	7,720	(0.1)
Credit Saison Co. Ltd.	24,400	263,758	(5.1)
CyberAgent, Inc.	2,600	162,663	(3.2)
Dai Nippon Printing Co. Ltd.	6,400	119,228	(2.3)
Daiichi Sankyo Co. Ltd.	12,300	324,642	(6.3)
Daito Trust Construction Co. Ltd.	900	81,869	(1.6)
DIC Corp.	3,500	85,210	(1.7)
Dip Corp.	600	11,528	(0.2)
EDION Corp.	14,400	141,837	(2.8)
Eisai Co. Ltd.	4,300	334,340	(6.5)
Electric Power Development Co. Ltd.	4,900	66,222	(1.3)
ENEOS Holdings, Inc.	68,100	229,789	(4.5)
Fast Retailing Co. Ltd.	3,200	2,232,133	(43.5)
Fuji Media Holdings, Inc.	2,500	24,044	(0.5)
FUJIFILM Holdings Corp.	6,700	341,650	(6.7)
Fuyo General Lease Co. Ltd.	600	34,451	(0.7)
Hankyu Hanshin Holdings, Inc.	800	24,427	(0.5)
Hitachi Transport System Ltd.	400	12,680	(0.2)
Horiba Ltd.	300	14,757	(0.3)
Japan Post Holdings Co. Ltd.	39,300	269,655	(5.2)
Japan Tobacco, Inc.	12,700	239,105	(4.7)
Joshin Denki Co. Ltd.	3,800	94,240	(1.8)
Kakaku.com, Inc.	8,800	232,561	(4.5)
Kao Corp.	1,400	99,678	(1.9)
KDDI Corp.	69,400	1,877,616	(36.6)
Keyence Corp.	600	270,787	(5.3)
Kirin Holdings Co. Ltd.	7,100	128,001	(2.5)
Kissei Pharmaceutical Co. Ltd.	1,400	27,551	(0.5)
Konica Minolta, Inc.	174,100	443,567	(8.6)
Kuraray Co. Ltd.	2,900	26,822	(0.5)
Mani Inc.	600	15,010	(0.3)
Mitsubishi Materials Corp.	5,100	93,581	(1.8)
Mitsubishi UFJ Financial Group, Inc.	292,600	1,153,401	(22.5)
Mitsubishi UFJ Lease & Finance Co. Ltd.	225,200	954,170	(18.6)
MonotaRO Co. Ltd.	5,400	298,683	(5.8)
Morinaga & Co. Ltd/Japan.	8,000	303,962	(5.9)
MOS Food Services Inc.	9,000	245,495	(4.8)
MS&AD Insurance Group Holdings, Inc.	3,800	103,988	(2.0)
Nexon Co. Ltd.	23,800	663,327	(12.9)
Nidec Corp.	17,700	1,787,735	(34.8)

Security	Shares	Value	% of Basket Value

Japan (continued)
Nihon Kohden Corp.	1,500	$46,918	(0.9)%
Nintendo Co. Ltd.	1,700	919,171	(17.9)
Nippon Kayaku Co. Ltd.	25,800	222,028	(4.3)
Nippon Paper Industries Co. Ltd.	6,400	72,273	(1.4)
Nippon Shinyaku Co. Ltd.	500	35,728	(0.7)
Nippon Telegraph & Telephone Corp.	36,500	767,808	(14.9)
Noritsu Koki Co. Ltd.	600	11,106	(0.2)
Omron Corp.	2,700	194,956	(3.8)
Pan Pacific International Holdings Corp.	29,200	619,578	(12.1)
Pigeon Corp.	8,400	386,833	(7.5)
Pilot Corp.	2,200	61,366	(1.2)
Rakus Co. Ltd.	700	13,756	(0.3)
Recruit Holdings Co. Ltd.	2,000	76,101	(1.5)
Resona Holdings, Inc.	9,200	30,332	(0.6)
Rokko Butter Co. Ltd.	200	3,256	(0.1)
Sankyu Inc.	2,200	78,808	(1.5)
Sanrio Co. Ltd.	29,000	533,418	(10.4)
Seven & i Holdings Co. Ltd.	4,500	136,776	(2.7)
Shimadzu Corp.	21,700	620,476	(12.1)
Shionogi & Co. Ltd.	6,900	325,473	(6.3)
Shiseido Co. Ltd.	3,100	191,912	(3.7)
Sojitz Corp.	28,700	63,152	(1.2)
Sumitomo Chemical Co. Ltd.	66,000	215,898	(4.2)
Sumitomo Mitsui Trust Holdings, Inc.	7,800	209,722	(4.1)
Sumitomo Rubber Industries Ltd.	24,900	219,026	(4.3)
Suntory Beverage & Food Ltd.	1,800	62,078	(1.2)
Takara Bio Inc.	200	5,446	(0.1)
Takeda Pharmaceutical Co. Ltd.	200	6,181	(0.1)
TBS Holdings, Inc.	32,200	497,248	(9.7)
Tokyo Electron Ltd.	1,600	429,457	(8.4)
Toray Industries, Inc.	43,600	197,286	(3.8)
West Japan Railway Co.	1,200	51,477	(1.0)
World Co. Ltd.	14,100	179,021	(3.5)
Yamada Denki Co. Ltd.	79,100	385,675	(7.5)
Yamaha Corp.	300	14,222	(0.3)
Yamaha Motor Co. Ltd.	13,900	198,743	(3.9)
Yaoko Co. Ltd.	300	21,204	(0.4)
Yaskawa Electric Corp.	7,700	299,405	(5.8)
Yokohama Rubber Co. Ltd.	9,400	135,025	(2.6)
Zensho Holdings Co. Ltd.	900	21,032	(0.4)

		25,863,608

Luxembourg
Aroundtown SA	28,682	137,578	(2.7)
Tenaris SA	42,732	203,918	(3.9)

		341,496

Netherlands
ABN AMRO Bank NV	2,801	22,985	(0.4)
Akzo Nobel NV	3,952	380,136	(7.4)
Euronext NV	2,277	237,085	(4.6)
IMCD NV	772	89,352	(1.7)
Just Eat Takeaway.com NV	1,007	112,025	(2.2)
Koninklijke Ahold Delhaize NV	8,902	244,055	(4.8)
Koninklijke Vopak NV	4,210	218,829	(4.3)

		1,304,467

Norway
Equinor ASA	32,589	415,826	(8.1)
NEL ASA	88,415	169,225	(3.3)
Orkla ASA	139,507	1,316,919	(25.6)

SCHEDULE OF INVESTMENTS	57

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Norway (continued)
Schibsted ASA, B Shares	492	$17,753	(0.4)%
Telenor ASA	32,155	496,868	(9.7)
Tomra Systems ASA	9,061	365,944	(7.1)

		2,782,535

Singapore
Ascendas Real Estate Investment Trust	170,100	358,932	(7.0)
Frasers Logistics & Industrial Trust	99,200	89,452	(1.7)
Jardine Cycle & Carriage Ltd.	66,100	859,838	(16.8)
Singapore Post Ltd.	645,300	314,622	(6.1)
Venture Corp. Ltd.	10,200	143,787	(2.8)

		1,766,631

Spain
Banco de Sabadell SA	524,377	160,464	(3.1)
Bankia SA	6,105	7,510	(0.2)
EDP Renovaveis SA	23,051	438,216	(8.5)
Iberdrola SA	35,384	417,799	(8.1)
Mapfre SA	83,823	126,474	(2.5)
Naturgy Energy Group SA	21,789	404,799	(7.9)
Telefonica SA	55,223	179,642	(3.5)

		1,734,904

Sweden
Assa Abloy AB	1,660	35,578	(0.7)
Atlas Copco AB, A Shares	31,511	1,390,932	(27.1)
Atlas Copco AB, B Shares	8,561	328,021	(6.4)
Elekta AB, B Shares	21,939	256,598	(5.0)
Intrum Justitia AB	6,613	161,601	(3.1)
Lifco AB	953	69,761	(1.4)
Loomis AB	6,582	146,975	(2.9)
Samhallsbyggnadsbolaget i Norden AB	48,172	132,576	(2.6)
SSAB AB	259,472	752,965	(14.7)
Svenska Cellulosa AB SCA	30,870	417,564	(8.1)
Svenska Handelsbanken AB, A Shares	104,314	845,223	(16.4)
Tele2 AB	15,456	182,411	(3.5)

		4,720,205

Switzerland
Cie Financiere Richemont SA, Registered Shares .	22,980	1,436,337	(28.0)
Givaudan SA, Registered Shares	206	840,055	(16.4)
IWG PLC	72,745	238,617	(4.6)
Kuehne + Nagel International AG, Registered Shares	1,054	210,655	(4.1)
Lonza Group AG, Registered Shares	536	324,768	(6.3)
Sika AG, Registered Shares	23,366	5,748,147	(111.9)
Sonova Holding AG, Registered Shares	2,185	518,649	(10.1)
STMicroelectronics NV	13,280	405,096	(7.9)

		9,722,324

United Arab Emirates
Network International Holdings PLC	29,924	85,864	(1.7)

United Kingdom
AstraZeneca PLC	69	6,928	(0.1)
Auto Trader Group PLC	83,971	631,330	(12.3)
Britvic PLC	60,132	574,599	(11.2)
Burberry Group PLC	52,547	922,873	(18.0)
Croda International PLC	608	47,528	(0.9)
Dunelm Group PLC	29,200	493,653	(9.6)
Electrocomponents PLC	10,424	91,762	(1.8)
Farfetch Ltd.	4,813	135,390	(2.6)
Fevertree Drinks PLC	1,000	26,104	(0.5)

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Future PLC	2,623	$67,438	(1.3)%
Games Workshop Group PLC	343	46,112	(0.9)
Hargreaves Lansdown PLC	4,092	71,840	(1.4)
HomeServe PLC	51,336	735,717	(14.3)
IHS Markit Ltd.	8,790	710,847	(13.8)
JD Sports Fashion PLC	19,991	192,323	(3.8)
Johnson Matthey PLC	35,110	977,361	(19.0)
Linde PLC	1,530	337,120	(6.6)
Marks & Spencer Group PLC	1,108,059	1,276,573	(24.9)
Next PLC	743	56,213	(1.1)
Oxford Biomedica PLC	11,572	120,532	(2.4)
Pennon Group PLC	8,842	113,792	(2.2)
Pets at Home Group PLC	111,842	561,669	(10.9)
RELX PLC	7,183	142,143	(2.8)
Rentokil Initial PLC	172,924	1,177,302	(22.9)
Sage Group PLC	5,361	44,143	(0.9)
SSE PLC	27,137	445,033	(8.7)
SSP Group PLC	1,599	3,872	(0.1)
St James’s Place PLC	6,702	78,109	(1.5)
TechnipFMC PLC	62,335	344,713	(6.7)
Unilever PLC	5,154	294,055	(5.7)
WH Smith PLC	28,160	364,020	(7.1)
WPP PLC	156,767	1,252,142	(24.4)

		12,343,236

United States
1-800-Flowers.com, Inc.	2,713	53,799	(1.1)
3M Co.	11,929	1,908,163	(37.2)
AbbVie, Inc.	1,327	112,928	(2.2)
Adaptive Biotechnologies Corp.	3,118	143,677	(2.8)
Adobe, Inc.	1,520	679,592	(13.2)
Aerojet Rocketdyne Holdings, Inc.	318	10,310	(0.2)
Agilent Technologies, Inc.	9,421	961,790	(18.7)
Air Products & Chemicals, Inc.	2,137	590,325	(11.5)
Akamai Technologies, Inc.	3,702	352,134	(6.9)
Alexandria Real Estate Equities, Inc.	539	81,669	(1.6)
Align Technology, Inc.	134	57,095	(1.1)
Allegiant Travel Co.	5,155	694,688	(13.5)
Alphabet, Inc.	13	21,009	(0.4)
Alteryx, Inc.	293	36,728	(0.7)
Amazon.com, Inc.	1	3,036	(0.1)
Amdocs Ltd.	4,124	232,511	(4.5)
Ameren Corp.	2,575	208,884	(4.1)
American Electric Power Co., Inc.	2,667	239,843	(4.7)
American Express Co.	9,133	833,295	(16.2)
American Tower Corp.	117	26,869	(0.5)
Americold Realty Trust	2,955	107,060	(2.1)
AMETEK, Inc.	270	26,514	(0.5)
Analog Devices, Inc.	12,008	1,423,308	(27.7)
Anaplan, Inc.	1,424	78,818	(1.5)
ANSYS, Inc.	2,029	617,567	(12.0)
AO Smith Corp.	13,479	696,730	(13.6)
Aon PLC	2,015	370,780	(7.2)
Appfolio, Inc.	1,080	154,300	(3.0)
AptarGroup, Inc.	99	11,295	(0.2)
Arista Networks, Inc.	2,228	465,429	(9.1)
Armstrong World Industries, Inc.	1,742	104,346	(2.0)
Aspen Technology, Inc.	1,949	214,020	(4.2)
Autodesk, Inc.	1,461	344,124	(6.7)
Avery Dennison Corp.	6,866	950,186	(18.5)
Axalta Coating Systems Ltd.	6,142	154,226	(3.0)

58	2020 BLACKROCK SEMI - ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Axon Enterprise, Inc.	3,392	$335,469	(6.5)%
Baker Hughes Co.	17,506	258,564	(5.0)
Ball Corp.	9,016	802,424	(15.6)
Bandwidth, Inc.	473	75,848	(1.5)
Bassett Furniture Industries, Inc.	69,082	1,019,650	(19.9)
BioCryst Pharmaceuticals, Inc.	60,835	232,390	(4.5)
Biogen, Inc.	1,316	331,724	(6.5)
Bio-Techne Corp.	759	191,579	(3.7)
Boeing Co.	5,758	831,398	(16.2)
BorgWarner, Inc.	4,771	166,890	(3.3)
Boston Scientific Corp.	40,926	1,402,534	(27.3)
Bright Horizons Family Solutions, Inc.	2,637	416,778	(8.1)
Brighthouse Financial, Inc.	4,425	146,467	(2.9)
Brown-Forman Corp.	6,964	485,460	(9.5)
Bruker Corp.	7,506	319,305	(6.2)
BWX Technologies, Inc.	646	35,536	(0.7)
Cable One, Inc.	172	297,880	(5.8)
Caesars Entertainment, Inc.	11,292	506,107	(9.9)
Camden Property Trust	4,007	369,606	(7.2)
Cargurus, Inc.	46,882	934,358	(18.2)
CarMax, Inc.	6,582	568,948	(11.1)
Carvana Co.	135	25,022	(0.5)
Caterpillar, Inc.	1,448	227,408	(4.4)
Cato Corp.	39,943	244,451	(4.8)
CBRE Group, Inc.	2,164	109,066	(2.1)
Cerner Corp.	3,446	241,530	(4.7)
Chegg, Inc.	5,090	373,810	(7.3)
Choice Hotels International, Inc.	5,445	475,621	(9.3)
Churchill Downs, Inc.	839	125,137	(2.4)
Citigroup, Inc.	43,811	1,814,652	(35.3)
Clean Harbors, Inc.	204	10,806	(0.2)
CMS Energy Corp.	18,048	1,142,980	(22.3)
Cogent Communications Holdings, Inc.	750	41,850	(0.8)
Cognex Corp.	11,217	739,200	(14.4)
Coherent, Inc.	794	99,361	(1.9)
Colgate-Palmolive Co.	27,269	2,151,251	(41.9)
Columbia Sportswear Co.	8,540	636,999	(12.4)
ComScore, Inc.	26,090	52,050	(1.0)
Consolidated Edison, Inc.	680	53,373	(1.0)
Continental Resources, Inc.	10,334	124,318	(2.4)
Cooper Cos., Inc.	1,062	338,831	(6.6)
Copart, Inc.	7,565	834,873	(16.3)
CoreSite Realty Corp.	771	92,027	(1.8)
Corning, Inc.	2,515	80,405	(1.6)
CoStar Group, Inc.	1,385	1,140,700	(22.2)
Coupa Software, Inc.	115	30,785	(0.6)
Cracker Barrel Old Country Store, Inc.	2,300	261,786	(5.1)
Crane Co.	2,362	119,871	(2.3)
Credit Acceptance Corp.	474	141,309	(2.8)
Crimson Wine Group Ltd.	1	5	(0.0)
CVS Health Corp.	49,534	2,778,362	(54.1)
CyrusOne, Inc.	1,344	95,491	(1.9)
Deckers Outdoor Corp.	3,539	896,676	(17.5)
DexCom, Inc.	2,738	875,010	(17.0)
Discovery, Inc.	10,003	183,255	(3.6)
Discovery, Inc.	1,044	21,131	(0.4)
Dun & Bradstreet Holdings Inc.	14,670	379,073	(7.4)
Dynavax Technologies Corp.	36,233	135,149	(2.6)
Ecolab, Inc.	6,786	1,245,842	(24.3)
Edwards Lifesciences Corp.	17,596	1,261,457	(24.6)
Encompass Health Corp.	4,210	258,115	(5.0)
EPAM Systems, Inc.	91	28,114	(0.5)

Security	Shares	Value	% of Basket Value

United States (continued)
Equinix, Inc.	1,142	$835,076	(16.3)%
Estee Lauder Cos., Inc.	7,826	1,719,059	(33.5)
Etsy, Inc.	429	52,162	(1.0)
Euronet Worldwide, Inc.	818	72,671	(1.4)
Everbridge, Inc.	2,179	228,120	(4.4)
Eversource Energy	5,496	479,636	(9.3)
Extended Stay America, Inc.	84,369	957,588	(18.6)
Exxon Mobil Corp.	26,883	876,923	(17.1)
Facebook, Inc.	2,274	598,312	(11.7)
FactSet Research Systems, Inc.	4,347	1,332,355	(25.9)
Fair Isaac Corp.	2,509	982,148	(19.1)
Fidelity National Information Services, Inc.	4,033	502,471	(9.8)
Fiserv, Inc.	9,195	877,847	(17.1)
Five Below, Inc.	9,231	1,230,862	(24.0)
FleetCor Technologies, Inc.	2,005	442,925	(8.6)
FLIR Systems, Inc.	1,501	52,070	(1.0)
FMC Corp.	5,952	611,508	(11.9)
Fortinet, Inc.	2,569	283,541	(5.5)
Freshpet, Inc.	200	22,900	(0.4)
Gap, Inc.	3,589	69,806	(1.4)
Gartner, Inc.	7,007	841,541	(16.4)
Gilead Sciences, Inc.	3,161	183,812	(3.6)
Global Payments, Inc.	137	21,610	(0.4)
Globus Medical, Inc.	3,828	199,515	(3.9)
GoDaddy, Inc.	3,000	212,220	(4.1)
Graco, Inc.	4,751	294,087	(5.7)
Guidewire Software, Inc.	2,839	272,856	(5.3)
H&R Block, Inc.	18,566	320,449	(6.2)
Halliburton Co.	10,609	127,945	(2.5)
Hanover Insurance Group, Inc.	1,500	143,490	(2.8)
Hasbro, Inc.	3,321	274,713	(5.4)
HealthEquity, Inc.	4,500	231,705	(4.5)
HEICO Corp.	5,258	552,353	(10.8)
Henry Schein, Inc.	8,088	514,235	(10.0)
Hershey Co.	2,226	305,986	(6.0)
Hewlett Packard Enterprise Co.	17,160	148,262	(2.9)
Hill-Rom Holdings, Inc.	1,154	105,095	(2.0)
Hilton Grand Vacations, Inc.	500	10,300	(0.2)
HollyFrontier Corp.	7,610	140,861	(2.7)
HubSpot, Inc.	1,549	449,318	(8.8)
IDACORP, Inc.	4,733	415,226	(8.1)
IDEX Corp.	2,713	462,268	(9.0)
IDEXX Laboratories, Inc.	1,471	624,910	(12.2)
Illumina, Inc.	2,031	594,474	(11.6)
Ingersoll Rand Inc.	18,116	632,973	(12.3)
Inovio Pharmaceuticals, Inc.	16,632	163,825	(3.2)
Insulet Corp.	436	96,901	(1.9)
Integra LifeSciences Holdings Corp.	2,698	118,982	(2.3)
Interactive Brokers Group, Inc., Class A	7,092	337,366	(6.6)
International Flavors & Fragrances, Inc.	7,122	731,145	(14.2)
International Game Technology PLC	21,722	178,338	(3.5)
Intuit, Inc.	852	268,107	(5.2)
Invitation Homes, Inc.	6,295	171,602	(3.3)
IPG Photonics Corp.	2,658	494,282	(9.6)
Iron Mountain, Inc.	10,063	262,242	(5.1)
Jacobs Engineering Group, Inc.	394	37,430	(0.7)
Johnson & Johnson	214	29,342	(0.6)
Kemper Corp.	480	29,597	(0.6)
Keysight Technologies, Inc.	2,681	281,156	(5.5)
Kinder Morgan, Inc.	37,464	445,822	(8.7)
Kohl’s Corp.	121,550	2,587,799	(50.4)
L Brands, Inc.	28,095	899,321	(17.5)

SCHEDULE OF INVESTMENTS	59

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
L3Harris Technologies, Inc.	226	$36,411	(0.7)%
Lamb Weston Holdings, Inc.	1,158	73,475	(1.4)
Las Vegas Sands Corp.	12,309	591,571	(11.5)
Lemonade Inc.	5,108	256,881	(5.0)
LendingTree, Inc.	451	145,939	(2.8)
Lennox International, Inc.	1,933	525,119	(10.2)
Levi Strauss & Co.	15,600	246,168	(4.8)
Liberty Latin America Ltd., Class A	2	20	(0.0)
Lincoln National Corp.	7,301	256,265	(5.0)
Lithia Motors, Inc.	598	137,283	(2.7)
MarineMax, Inc.	3,099	92,908	(1.8)
MarketAxess Holdings, Inc.	266	143,334	(2.8)
Marriott Vacations Worldwide Corp.	135	13,041	(0.3)
Marsh & McLennan Cos., Inc.	3,882	401,632	(7.8)
Marvell Technology Group Ltd.	2,538	95,200	(1.9)
Masimo Corp.	394	88,185	(1.7)
Mastercard, Inc.	10,347	2,986,558	(58.2)
Match Group, Inc.	1,338	156,252	(3.0)
McDonald’s Corp.	8,970	1,910,610	(37.2)
Medallia, Inc.	4,352	123,814	(2.4)
Mercury Systems, Inc.	4,889	336,754	(6.6)
Microchip Technology, Inc.	3,100	325,748	(6.3)
Moderna, Inc.	2,268	153,022	(3.0)
Monro, Inc.	22,396	941,976	(18.3)
Moody’s Corp.	8,179	2,150,259	(41.9)
MSCI, Inc.	1,371	479,631	(9.3)
NanoViricides Inc.	54,997	189,740	(3.7)
Natera, Inc.	394	26,500	(0.5)
Nathan’s Famous, Inc.	1,987	100,860	(2.0)
National Instruments Corp.	3,827	119,709	(2.3)
NeoGenomics, Inc.	408	16,006	(0.3)
Netflix, Inc.	2,249	1,069,939	(20.8)
New Relic, Inc.	3,734	226,504	(4.4)
New York Times Co.	3,401	134,884	(2.6)
NextEra Energy, Inc.	10,828	792,718	(15.4)
Nielsen Holdings PLC	848	11,456	(0.2)
NIKE, Inc., Class B	11,507	1,381,761	(26.9)
Novavax, Inc.	1,845	148,910	(2.9)
Nutanix, Inc.	2,025	49,288	(1.0)
NVIDIA Corp	4,721	2,366,921	(46.1)
Okta, Inc.	2,121	445,049	(8.7)
O’Reilly Automotive, Inc.	1,530	667,998	(13.0)
Otis Worldwide Corp.	3,888	238,257	(4.6)
Palo Alto Networks, Inc.	6,259	1,384,428	(27.0)
Paycom Software, Inc.	207	75,367	(1.5)
Paylocity Holding Corp.	2,605	483,280	(9.4)
PayPal Holdings, Inc.	3,294	613,112	(11.9)
PC Connection, Inc.	20,377	928,172	(18.1)
Penumbra, Inc.	4,294	1,120,863	(21.8)
Pfizer, Inc.	2,966	105,234	(2.1)
Pinnacle Financial Partners, Inc.	12,475	571,230	(11.1)
Pinnacle West Capital Corp.	4,140	337,700	(6.6)
Planet Fitness, Inc.	5,959	353,190	(6.9)
Polaris, Inc.	7,104	645,469	(12.6)
Portland General Electric Co.	8,684	341,281	(6.6)
PriceSmart, Inc.	11,022	760,518	(14.8)
Prologis, Inc.	4,923	488,362	(9.5)
Proofpoint, Inc.	3,006	287,794	(5.6)
Proto Labs, Inc.	638	75,335	(1.5)
PTC, Inc.	6,991	586,405	(11.4)
Pure Storage, Inc.	20,695	333,189	(6.5)
Q2 Holdings, Inc.	1,413	128,922	(2.5)

Security	Shares	Value	% of Basket Value

United States (continued)
QTS Realty Trust, Inc.	9,148	$562,693	(11.0)%
Quaker Chemical Corp.	134	25,566	(0.5)
Quidel Corp.	537	144,072	(2.8)
Ralph Lauren Corp.	22,874	1,529,127	(29.8)
RealPage, Inc.	315	17,542	(0.3)
Regeneron Pharmaceuticals, Inc.	612	332,659	(6.5)
Rent-A-Center, Inc.	29,404	908,584	(17.7)
ResMed, Inc.	2,355	452,019	(8.8)
RingCentral, Inc.	1,615	417,219	(8.1)
Rockwell Automation, Inc.	5,499	1,303,923	(25.4)
Roku, Inc.	2,029	410,670	(8.0)
Roper Technologies, Inc.	277	102,861	(2.0)
Ross Stores, Inc.	11,598	987,802	(19.2)
Royal Gold, Inc.	1,095	130,097	(2.5)
S&P Global, Inc.	5,661	1,826,975	(35.6)
salesforce.com, Inc.	7,994	1,856,766	(36.2)
SBA Communications Corp.	1,747	507,276	(9.9)
Schlumberger NV	2,790	41,683	(0.8)
SeaWorld Entertainment, Inc.	16,855	371,147	(7.2)
ServiceNow, Inc.	3,526	1,754,432	(34.2)
Sherwin-Williams Co.	494	339,862	(6.6)
Silicon Laboratories, Inc.	8,653	886,586	(17.3)
Simon Property Group, Inc.	680	42,711	(0.8)
Sirius XM Holdings, Inc.	68,862	394,579	(7.7)
Skechers USA, Inc.	143,641	4,554,856	(88.7)
Smartsheet, Inc.	452	22,532	(0.4)
Southwest Airlines Co.	2,213	87,480	(1.7)
Sprouts Farmers Market, Inc.	32,743	623,754	(12.1)
Square, Inc.	615	95,251	(1.9)
Stryker Corp.	87	17,575	(0.3)
Synovus Financial Corp.	6,217	161,642	(3.1)
Sysco Corp.	4,715	260,787	(5.1)
Tandem Diabetes Care, Inc.	305	33,245	(0.6)
Teladoc Health, Inc.	170	33,398	(0.7)
Teledyne Technologies, Inc.	959	296,475	(5.8)
Teleflex, Inc.	35	11,138	(0.2)
Tesla, Inc.	2,159	837,778	(16.3)
Texas Roadhouse, Inc.	12,663	886,790	(17.3)
TJX Cos., Inc.	22,094	1,122,375	(21.9)
TransUnion	3,110	247,743	(4.8)
Trex Co., Inc.	1,299	90,332	(1.8)
Trimble, Inc.	18,511	890,934	(17.4)
Twilio, Inc.	1,690	471,459	(9.2)
Twitter, Inc.	36,058	1,491,359	(29.0)
Uber Technologies, Inc.	728	24,322	(0.5)
Ubiquiti, Inc.	574	106,540	(2.1)
UDR, Inc.	2,388	74,601	(1.5)
Umpqua Holdings Corp.	2,808	35,268	(0.7)
Under Armour, Inc.	32,719	400,153	(7.8)
Under Armour, Inc., Class A	79,566	1,101,193	(21.4)
Vail Resorts, Inc.	1,670	387,507	(7.5)
Valero Energy Corp.	2,173	83,900	(1.6)
Varonis Systems, Inc.	2,032	234,838	(4.6)
Veeva Systems, Inc., Class A	152	41,048	(0.8)
Verisk Analytics, Inc.	2,917	519,138	(10.1)
VF Corp.	18,522	1,244,678	(24.2)
ViacomCBS, Inc.	10,817	309,042	(6.0)
ViaSat, Inc.	4,934	167,263	(3.3)
Vir Biotechnology, Inc.	4,556	143,241	(2.8)
Visa, Inc.	20,249	3,679,446	(71.6)
VMware, Inc., Class A	8,359	1,076,054	(21.0)
Vroom Inc.	618	25,400	(0.5)

60	2020 BLACKROCK SEMI - ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Walt Disney Co.	2,181	$264,446	(5.2)%
Warner Music Group Corp.	1,651	43,801	(0.9)
Wells Fargo & Co.	12,467	267,417	(5.2)
Westinghouse Air Brake Technologies Corp.	1,464	86,815	(1.7)
Wingstop, Inc.	6,295	732,297	(14.3)
Wolverine World Wide, Inc.	33,692	898,566	(17.5)
Woodward, Inc.	672	53,458	(1.0)
Workday, Inc.	536	112,624	(2.2)
World Wrestling Entertainment, Inc.	6,128	222,814	(4.3)
Wynn Resorts Ltd.	1,874	135,734	(2.6)
Xcel Energy, Inc.	5,162	361,495	(7.0)
XPO Logistics, Inc.	2,303	207,270	(4.0)
Xylem, Inc.	12,190	1,062,237	(20.7)
Yum! Brands, Inc.	7,311	682,336	(13.3)
Zebra Technologies Corp.	567	160,824	(3.1)
Zendesk, Inc.	6,533	724,771	(14.1)
Zoetis, Inc.	15,918	2,523,799	(49.1)
Zscaler, Inc.	166	22,534	(0.4)
Zynga, Inc.	1,509	13,566	(0.3)

		146,113,153

Preferred Stocks

Germany
Sartorius AG, Preference Shares, Preference Shares	478	202,328	(3.9)
Volkswagen AG, Preference Shares	1,164	169,553	(3.3)

		371,881

Total Reference Entity — Long		258,816,785

Reference Entity — Short

Common Stocks

Australia
Adelaide Brighton Ltd.	(45,312)	(90,065)	1.8
AGL Energy Ltd.	(6,521)	(57,154)	1.1
Ampol Ltd.	(6,465)	(117,883)	2.3
Beach Energy Ltd.	(178,659)	(148,147)	2.9
BHP Group Ltd.	(17,267)	(413,918)	8.1
Computershare Ltd.	(6,689)	(57,164)	1.1
GPT Group	(43,117)	(122,118)	2.4
JB Hi-Fi Ltd.	(15,559)	(519,911)	10.1
Lendlease Group	(8,694)	(73,135)	1.4
Link Administration Holdings Ltd.	(201,506)	(677,561)	13.2
Macquarie Group Ltd.	(5,286)	(471,300)	9.2
National Australia Bank Ltd.	(17,822)	(233,165)	4.5
Orora Ltd.	(69,130)	(125,286)	2.4
Spark Infrastructure Group	(67,183)	(93,752)	1.8
Star Entertainment Grp Ltd.	(100,595)	(231,821)	4.5
Suncorp Group Ltd.	(34,791)	(200,928)	3.9
Super Retail Group Ltd.	(2,437)	(19,179)	0.4
Tabcorp Holdings Ltd.	(26,245)	(60,642)	1.2
Wesfarmers Ltd.	(53,036)	(1,716,755)	33.4

		(5,429,884)

Austria
ams AG	(9,548)	(204,439)	4.0
BAWAG Group AG	(5,492)	(201,695)	3.9
Verbund AG	(2,088)	(120,423)	2.4

		(526,557)

Belgium
Ackermans & van Haaren NV	(1,726)	(212,459)	4.1

Security	Shares	Value	% of Basket Value

Belgium (continued)
Aedifica SA	(1,682)	$(146,735)	2.9%
Aedifica SA, Right	(1,132)	(857)	0.0
Ageas SA	(15,214)	(612,653)	11.9
Etablissements Franz Colruyt NV	(10,474)	(619,930)	12.1
Euronav NV	(57,138)	(417,500)	8.1
Sofina SA	(339)	(88,105)	1.7
Solvay SA	(6,954)	(565,015)	11.0
Telenet Group Holding NV	(11,470)	(441,142)	8.6

		(3,104,396)

Bermuda
Axis Capital Holdings Ltd.	(13,700)	(584,853)	11.4
Everest Re Group Ltd.	(595)	(117,263)	2.3
Hiscox Ltd.	(1,937)	(20,703)	0.4
RenaissanceRe Holdings Ltd.	(1,304)	(210,883)	4.1

		(933,702)

Canada
BCE, Inc.	(15,804)	(635,102)	12.4
BlackBerry Ltd.	(4,980)	(22,353)	0.4
Cameco Corp.	(2,861)	(27,186)	0.5
Canadian Natural Resources Ltd.	(15,703)	(249,871)	4.9
Canadian Pacific Railway Ltd.	(3,070)	(917,428)	17.9
Canadian Solar, Inc.	(24,405)	(887,122)	17.3
Canadian Tire Corp. Ltd.	(2,810)	(313,797)	6.1
George Weston Ltd.	(3,209)	(225,037)	4.4
Loblaw Cos. Ltd.	(15,563)	(774,704)	15.1
Magna International, Inc.	(9,952)	(508,170)	9.9
Manulife Financial Corp.	(8,141)	(110,355)	2.2
Northland Power, Inc.	(4,964)	(160,548)	3.1
Shaw Communications, Inc.	(2,949)	(48,586)	0.9
Teranga Gold Corp.	(16,840)	(175,188)	3.4
Thomson Reuters Corp.	(10,398)	(808,395)	15.7

		(5,863,842)

China
FIH Mobile Ltd.	(156,000)	(17,145)	0.3
Minth Group Ltd.	(2,000)	(8,276)	0.2

		(25,421)

Czech Republic
Avast PLC	(36,368)	(223,490)	4.4

Denmark
Novo Nordisk A/S	(8,728)	(556,546)	10.9
Pandora A/S	(11,929)	(946,321)	18.4

		(1,502,867)

Finland
Kone OYJ	(6,348)	(505,384)	9.8
Orion OYJ	(2,329)	(99,680)	2.0
TietoEVRY OYJ	(37,722)	(940,937)	18.3

		(1,546,001)

France
Accor SA	(36,488)	(930,004)	18.1
Airbus SE	(818)	(59,850)	1.2
BNP Paribas SA	(4,054)	(141,382)	2.7
Bollore SA	(624,094)	(2,237,062)	43.6
Bouygues SA	(10,373)	(340,166)	6.6
Carrefour SA	(9,443)	(146,762)	2.9
Dassault Aviation SA	(127)	(106,255)	2.1
Edenred	(8,081)	(376,687)	7.3
Gecina SA	(370)	(45,933)	0.9

SCHEDULE OF INVESTMENTS	61

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

France (continued)
Ipsen SA	(436)	$(39,711)	0.8%
Korian SA	(4,643)	(130,804)	2.5
KORIAN SA RIGHT	(7,666)	(18,332)	0.4
Metropole Television SA	(6,064)	(66,610)	1.3
Publicis Groupe SA	(2,246)	(78,031)	1.5
Safran SA	(1,083)	(114,235)	2.2
SEB SA	(553)	(89,870)	1.7
SPIE SA	(4,468)	(70,312)	1.4
Thales SA	(3,287)	(214,182)	4.2
TOTAL SE	(29,927)	(906,690)	17.7
Ubisoft Entertainment SA	(14,019)	(1,238,346)	24.1
Veolia Environnement SA	(18,817)	(350,234)	6.8
Vivendi SA	(1,072)	(30,942)	0.6

		(7,732,400)

Germany
adidas AG	(4,152)	(1,233,579)	24.0
Aurubis AG	(1,206)	(77,152)	1.5
Bayer AG	(7,624)	(358,256)	7.0
Brenntag AG	(2,357)	(150,651)	2.9
Carl Zeiss Meditec Ag Br	(489)	(63,184)	1.2
Continental AG	(2,820)	(299,628)	5.8
CTS Eventim AG & Co. KGaA	(24,876)	(1,102,687)	21.5
Deutsche Bank AG	(53,543)	(494,798)	9.6
Fresenius Medical Care AG & Co. KGaA	(23,716)	(1,811,005)	35.3
Fresenius SE & Co. KGaA	(15,478)	(574,132)	11.2
FUCHS PETROLUB SE	(1,166)	(60,016)	1.2
GEA Group AG	(2,489)	(82,893)	1.6
Henkel AG & Co. KGaA	(3,648)	(329,793)	6.4
Henkel AG & Co. KGaA	(9,824)	(955,979)	18.6
Jungheinrich AG	(15,344)	(557,863)	10.9
KION Group AG	(3,268)	(254,645)	5.0
LANXESS AG	(9,000)	(456,460)	8.9
Merck KGaA	(9,360)	(1,386,508)	27.0
Porsche Automobil Holding SE	(20,348)	(1,090,090)	21.2
Siltronic AG	(12,943)	(1,224,865)	23.9
Software AG	(4,864)	(174,251)	3.4
Symrise AG	(1,183)	(145,876)	2.8
U Aero Engines AG	(551)	(94,178)	1.8
Volkswagen AG	(6,883)	(1,002,606)	19.5

		(13,981,095)

Hong Kong
Melco International Development Ltd.	(3,000)	(4,870)	0.1
New World Development Co. Ltd.	(250)	(1,193)	0.0

		(6,063)

Ireland
Bank of Ireland Group PLC	(27,126)	(67,306)	1.3
Jazz Pharmaceuticals PLC	(6,128)	(883,045)	17.2

		(950,351)

Israel
Bank Hapoalim BM	(4,367)	(25,491)	0.5
First International Bank Of Israel Ltd.	(521)	(11,517)	0.2
Harel Insurance Investments & Financial Services Ltd.	(67,181)	(488,081)	9.5
Plus500 Ltd.	(1,020)	(19,548)	0.4
Shufersal Ltd.	(100,013)	(752,741)	14.7

		(1,297,378)

Italy
Banco BPM SpA	(184,667)	(334,523)	6.5

Security	Shares	Value	% of Basket Value

Italy (continued)
Eni SpA	(42,601)	$(298,422)	5.8%
FinecoBank Banca Fineco SpA	(908)	(12,467)	0.3
Intesa Sanpaolo SpA	(649,940)	(1,078,968)	21.0
PRADA SpA	(1,600)	(6,333)	0.1
Saipem SpA	(14,829)	(26,127)	0.5
Salvatore Ferragamo SpA	(78,987)	(1,018,916)	19.8
Telecom Italia SpA	(512,292)	(174,011)	3.4

		(2,949,767)

Japan
77 Bank Ltd.	(1,600)	(22,375)	0.4
Acom Co. Ltd.	(4,800)	(21,571)	0.4
Ain Holdings, Inc.	(4,800)	(335,748)	6.5
Alps Alpine Co. Ltd.	(2,400)	(34,626)	0.7
Azbil Corp.	(19,700)	(799,491)	15.6
Bandai Namco Holdings, Inc.	(16,300)	(1,218,177)	23.7
Bank of Kyoto Ltd.	(23,200)	(1,024,616)	20.0
BayCurrent Consulting, Inc.	(2,700)	(349,354)	6.8
Capcom Co. Ltd.	(1,000)	(54,692)	1.1
Chiba Bank Ltd.	(120,500)	(622,417)	12.1
Chugoku Bank Ltd.	(78,500)	(680,060)	13.2
Dai-ichi Life Holdings, Inc.	(24,500)	(365,918)	7.1
Daiichikosho Co. Ltd.	(400)	(13,687)	0.3
Daikin Industries Ltd.	(3,000)	(561,400)	10.9
Daiwa Office Investment Corp.	(5)	(27,133)	0.5
Denso Corp.	(3,700)	(172,407)	3.4
DMG Mori Co. Ltd.	(50,500)	(675,207)	13.1
Dowa Holdings Co. Ltd.	(8,600)	(246,122)	4.8
Ebara Corp.	(4,300)	(119,525)	2.3
Fuji Electric Co. Ltd.	(4,700)	(142,518)	2.8
Fuji Oil Holdings, Inc.	(25,800)	(816,353)	15.9
Fujitsu General Ltd.	(3,400)	(94,371)	1.8
Fujitsu Ltd.	(9,800)	(1,159,483)	22.6
Fukuoka Financial Group, Inc.	(12,200)	(204,074)	4.0
Fukuyama Transporting Co. Ltd.	(300)	(12,574)	0.2
GungHo Online Entertainment, Inc.	(3,200)	(79,511)	1.5
Hachijuni Bank Ltd.	(131,400)	(485,270)	9.5
Hikari Tsushin, Inc.	(800)	(187,636)	3.7
Hirogin Holdings, Inc.	(5,900)	(32,112)	0.6
Hitachi Metals Ltd.	(6,400)	(84,872)	1.7
Hoya Corp.	(2,900)	(327,285)	6.4
Ibiden Co. Ltd.	(1,400)	(57,083)	1.1
Iida Group Holdings Co. Ltd.	(12,400)	(224,342)	4.4
Isetan Mitsukoshi Holdings Ltd.	(2,900)	(14,123)	0.3
Iyo Bank Ltd.	(76,400)	(479,480)	9.3
Izumi Co. Ltd.	(800)	(27,131)	0.5
Japan Airport Terminal Co. Ltd.	(2,900)	(125,951)	2.5
Japan Exchange Group, Inc.	(6,800)	(166,010)	3.2
Japan Prime Realty Investment Corp.	(39)	(105,400)	2.1
Japan Retail Fund Investment Corp.	(28)	(40,359)	0.8
JGC Holdings Corp.	(12,400)	(101,957)	2.0
Justsystems Corp.	(3,000)	(196,211)	3.8
Kadokawa Dwango	(3,400)	(103,409)	2.0
Kansai Mirai Financial Group, Inc.	(48,500)	(176,784)	3.4
Keihan Holdings Co. Ltd.	(400)	(15,196)	0.3
Keio Corp.	(900)	(52,305)	1.0
Kinden Corp.	(800)	(12,544)	0.2
Kobe Steel Ltd.	(3,400)	(13,275)	0.3
Koei Tecmo Holdings Co. Ltd.	(17,500)	(854,989)	16.6
Kose Corp.	(1,100)	(140,223)	2.7
Kotobuki Spirits Co. Ltd.	(2,800)	(129,832)	2.5
K’s Holdings Corp.	(4,300)	(54,915)	1.1

62	2020 BLACKROCK SEMI - ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Kyoritsu Maintenance Co. Ltd.	(3,700)	$(132,387)	2.6%
Kyushu Financial Group, Inc.	(13,600)	(63,615)	1.2
Lion Corp.	(700)	(14,274)	0.3
Mabuchi Motor Co. Ltd.	(1,200)	(49,474)	1.0
Marubeni Corp.	(12,000)	(62,654)	1.2
Mitsubishi Corp.	(10,000)	(223,114)	4.3
Mitsubishi Electric Corp.	(2,300)	(29,621)	0.6
Mitsubishi Gas Chemical Co., Inc.	(31,700)	(577,871)	11.3
Mitsubishi Logistics Corp.	(33,900)	(892,155)	17.4
Mitsui & Co. Ltd.	(64,400)	(1,008,729)	19.6
Mitsui Mining & Smelting Co. Ltd.	(1,800)	(45,436)	0.9
Mitsui OSK Lines Ltd.	(12,500)	(282,181)	5.5
Mixi, Inc.	(20,000)	(550,417)	10.7
Mizuho Financial Group, Inc.	(56,700)	(698,092)	13.6
Morinaga Milk Industry Co. Ltd.	(8,400)	(404,987)	7.9
NEC Corp.	(1,400)	(70,518)	1.4
NEC Networks & System Integration Corp.	(4,500)	(78,032)	1.5
NH Foods Ltd.	(1,100)	(45,059)	0.9
Nippo Corp.	(5,800)	(148,980)	2.9
Nippon Electric Glass Co. Ltd.	(1,400)	(27,535)	0.5
Nippon Express Co. Ltd.	(400)	(22,432)	0.4
Nippon Gas Co. Ltd.	(1,200)	(57,236)	1.1
Nippon Shokubai Co. Ltd.	(400)	(19,587)	0.4
Nippon Steel Corp.	(14,400)	(139,667)	2.7
Nippon Yusen KK	(4,900)	(90,442)	1.8
Nissan Motor Co. Ltd.	(9,900)	(35,051)	0.7
Nitto Denko Corp.	(300)	(21,077)	0.4
Nomura Holdings, Inc.	(91,300)	(408,881)	8.0
NSK Ltd.	(1,500)	(12,009)	0.2
Ono Pharmaceutical Co. Ltd.	(1,200)	(34,230)	0.7
Pola Orbis Holdings, Inc.	(2,500)	(49,298)	1.0
Resorttrust, Inc.	(1,700)	(23,942)	0.5
Rinnai Corp.	(100)	(9,854)	0.2
Rohto Pharmaceutical Co. Ltd.	(1,500)	(46,894)	0.9
SBI Holdings, Inc.	(2,600)	(59,933)	1.2
SCREEN Holdings Co. Ltd.	(300)	(16,432)	0.3
Seibu Holdings, Inc.	(1,100)	(10,998)	0.2
Shiga Bank Ltd.	(13,800)	(298,023)	5.8
Shimachu Co. Ltd.	(10,800)	(570,857)	11.1
Shimamura Co. Ltd.	(400)	(42,644)	0.8
Shin-Etsu Chemical Co. Ltd.	(1,300)	(173,637)	3.4
Shinko Electric Industries Co. Ltd.	(37,400)	(652,474)	12.7
Shochiku Co. Ltd.	(100)	(11,578)	0.2
Showa Denko KK	(14,600)	(248,254)	4.8
Sompo Holdings, Inc.	(600)	(22,402)	0.4
Sumitomo Metal Mining Co. Ltd.	(1,600)	(49,734)	1.0
Sushiro Global Holdings Ltd.	(19,000)	(515,782)	10.0
Taiheiyo Cement Corp.	(5,300)	(124,402)	2.4
Takara Holdings, Inc.	(8,400)	(84,674)	1.7
Takashimaya Co. Ltd.	(14,400)	(107,640)	2.1
Tobu Railway Co. Ltd.	(50,400)	(1,430,168)	27.8
Toda Corp.	(3,300)	(18,850)	0.4
Toho Co. Ltd.	(600)	(23,760)	0.5
Toho Gas Co. Ltd.	(7,800)	(402,650)	7.8
Tokai Carbon Co. Ltd.	(1,500)	(17,027)	0.3
Tokai Rika Co. Ltd.	(5,900)	(92,458)	1.8
Tokuyama Corp.	(2,700)	(60,174)	1.2
Tokyo Electric Power Co. Holdings, Inc.	(7,800)	(20,127)	0.4
Tosoh Corp.	(10,500)	(170,201)	3.3
Tsumura & Co.	(4,100)	(120,340)	2.3

Security	Shares	Value	% of Basket Value

Japan (continued)
Unicharm Corp.	(300)	$(13,881)	0.3%
Wacoal Holdings Corp.	(1,300)	(23,565)	0.5
Yamato Holdings Co. Ltd.	(6,700)	(177,352)	3.5

		(25,997,852)

Luxembourg
APERAM SA	(452)	(12,130)	0.2
SES SA	(8,072)	(64,474)	1.3

		(76,604)

Mexico
Fresnillo PLC	(3,647)	(55,006)	1.1

Netherlands
Aalberts NV	(3,416)	(114,604)	2.2
Adyen NV	(77)	(129,417)	2.5
ASM International NV	(52)	(7,427)	0.1
Asml Holding NV	(2,052)	(745,637)	14.5
ASR Nederland NV	(7,556)	(229,291)	4.5
Flow Traders	(17,197)	(563,678)	11.0
GrandVision NV	(5,201)	(144,468)	2.8
Heineken Holding NV	(152)	(11,713)	0.2
Just Eat Takeaway.com NV	(1,007)	(112,025)	2.2
Koninklijke DSM NV	(13,454)	(2,151,664)	41.9
Koninklijke KPN NV	(699,128)	(1,888,190)	36.8
OCI NV	(15,491)	(185,455)	3.6
SBM Offshore NV	(2,816)	(45,507)	0.9

		(6,329,076)

New Zealand
Fletcher Building Ltd.	(9,386)	(25,419)	0.5

Norway
Storebrand ASA	(68,844)	(363,314)	7.1
Yara International ASA	(1,213)	(42,449)	0.8

		(405,763)

Portugal
Jeronimo Martins SGPS SA	(79,673)	(1,265,503)	24.6

Singapore
CapitaLand Ltd.	(13,300)	(25,028)	0.5
DBS Group Holdings Ltd.	(77,400)	(1,152,939)	22.5
Sembcorp Industries Ltd.	(289,900)	(335,547)	6.5
Sembcorp Marine Ltd.	(185,800)	(16,336)	0.3

		(1,529,850)

Spain
ACS Actividades de Construccion y Servicios SA	(14,937)	(355,063)	6.9
Aena SME SA	(8,342)	(1,123,966)	21.9
Bankia SA	(6,105)	(7,510)	0.2
Enagas SA	(7,223)	(155,900)	3.0
Endesa SA	(47,313)	(1,269,371)	24.7
Ferrovial SA	(11,132)	(241,092)	4.7
Mediaset Espana Comunicacion SA	(162,723)	(544,018)	10.6
Solaria Energia y Medio Ambiente SA	(8,212)	(159,770)	3.1
Viscofan SA	(1,515)	(102,250)	2.0
Zardoya Otis SA	(15,339)	(93,705)	1.8

		(4,052,645)

Sweden
BillerudKorsnas AB	(6,235)	(97,397)	1.9
Electrolux AB, Series B	(2,046)	(46,134)	0.9
Getinge AB	(14,048)	(275,059)	5.4
Hennes & Mauritz AB	(38,124)	(619,835)	12.1

SCHEDULE OF INVESTMENTS	63

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Sweden (continued)
Hexagon Ab , Shares B	(9,209)	$(674,994)	13.1%
Hexpol AB	(91,561)	(806,412)	15.7
Husqvarna AB	(19,182)	(197,797)	3.8
Ica Gruppen Ab	(15,319)	(725,176)	14.1
Lundin Energy AB	(20,441)	(390,767)	7.6
Securitas AB	(67,322)	(950,313)	18.5
Telefonaktiebolaget LM Ericsson	(5,937)	(66,284)	1.3
Trelleborg AB	(4,152)	(69,088)	1.3
Volvo AB	(27,891)	(542,123)	10.6

		(5,461,379)

Switzerland
ABB Ltd.	(14,378)	(348,882)	6.8
Banque Cantonale Vaudoise	(447)	(43,314)	0.8
DKSH Holding AG	(1,318)	(84,800)	1.7
EMS-Chemie Holding AG	(502)	(441,548)	8.6
Flughafen Zurich AG	(1,941)	(261,945)	5.1
Galenica AG	(302)	(19,045)	0.4
Garmin Ltd.	(20,349)	(2,116,703)	41.2
Logitech International SA	(1,752)	(147,389)	2.9
Novartis AG	(3,261)	(254,106)	4.9
Roche Holding AG	(6,873)	(2,208,510)	43.0
Swiss Life Holding AG	(3,056)	(1,028,003)	20.0
Swiss Prime Site AG	(375)	(31,549)	0.6
UBS Group AG	(77,518)	(902,462)	17.6
VAT Group AG	(430)	(80,565)	1.6
Zur Rose Group AG	(52)	(14,469)	0.3

		(7,983,290)

United Kingdom
Admiral Group PLC	(552)	(19,664)	0.4
Anglo American PLC	(26,862)	(630,268)	12.3
Aviva PLC	(201,261)	(671,321)	13.1
BAE Systems PLC	(114,667)	(589,433)	11.5
Barclays PLC	(1,166,298)	(1,616,574)	31.5
Barratt Developments PLC	(70,317)	(439,522)	8.6
BP PLC	(80,786)	(206,059)	4.0
British Land Co. PLC	(12,742)	(57,542)	1.1
BT Group PLC	(118,746)	(155,955)	3.0
Derwent London PLC	(6,992)	(240,780)	4.7
Direct Line Insurance Group PLC	(11,175)	(38,190)	0.7
DS Smith PLC	(44,072)	(161,665)	3.1
Fiat Chrysler Automobiles NV	(10,020)	(122,921)	2.4
Great Portland Estates PLC	(4,557)	(34,068)	0.7
Imperial Brands PLC	(8,116)	(128,458)	2.5
Informa PLC	(10,940)	(59,356)	1.2
ITM Power PLC	(113)	—	0.0
ITM Power PLC	(41,253)	(123,509)	2.4
ITV PLC	(1,444,755)	(1,350,215)	26.3
Kingfisher PLC	(14,445)	(53,721)	1.0
Land Securities Group PLC	(27,498)	(181,432)	3.5
Lloyds Banking Group PLC	(352,410)	(127,947)	2.5
London Stock Exchange Group PLC	(1,695)	(181,774)	3.5
Melrose Industries PLC	(167,387)	(259,662)	5.1
Natwest Group PLC	(480,301)	(774,417)	15.1
Pentair PLC	(20,826)	(1,036,302)	20.2
Persimmon PLC	(4,184)	(126,677)	2.5
Quilter PLC	(366,662)	(582,135)	11.3
Renishaw PLC	(1,008)	(73,132)	1.4
Schroders PLC	(778)	(26,357)	0.5
Severn Trent PLC	(25,975)	(817,489)	15.9

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Signature Aviation PLC	(123,337)	$(377,680)	7.4%
Standard Chartered PLC	(44,351)	(202,675)	3.9
Standard Life Aberdeen PLC	(133,856)	(390,026)	7.6
Taylor Wimpey PLC	(77,581)	(106,293)	2.1
Travis Perkins PLC	(13,224)	(181,622)	3.5
Vodafone Group PLC	(147,577)	(196,863)	3.8
Whitbread PLC	(7,314)	(203,642)	4.0

		(12,545,346)

United States
Acuity Brands, Inc.	(2,242)	(199,852)	3.9
Advance Auto Parts, Inc.	(5,185)	(763,647)	14.9
AECOM	(38,353)	(1,719,749)	33.5
AGCO Corp.	(2,354)	(181,329)	3.5
Air Lease Corp.	(7,084)	(192,968)	3.8
Allstate Corp.	(5,081)	(450,939)	8.8
Alphabet, Inc.	(334)	(541,417)	10.5
Altria Group, Inc.	(33,030)	(1,191,722)	23.2
Amedisys, Inc.	(87)	(22,533)	0.4
AMERCO	(920)	(319,387)	6.2
American Campus Communities, Inc.	(4,245)	(159,018)	3.1
American Financial Group, Inc.	(930)	(69,694)	1.4
American Homes 4 Rent	(648)	(18,319)	0.4
American International Group, Inc.	(654)	(20,594)	0.4
AmerisourceBergen Corp.	(7,797)	(749,058)	14.6
Anthem, Inc.	(2,730)	(744,744)	14.5
Apache Corp.	(12,941)	(107,410)	2.1
Apple, Inc.	(10,809)	(1,176,668)	22.9
Aramark	(13,884)	(385,142)	7.5
Arrow Electronics, Inc.	(10,776)	(839,343)	16.3
ASGN, Inc.	(5,905)	(393,745)	7.7
Ashland Global Holdings, Inc.	(5,054)	(352,618)	6.9
Assurant, Inc.	(535)	(66,538)	1.3
Automatic Data Processing, Inc.	(5,826)	(920,275)	17.9
AutoNation, Inc.	(9,002)	(510,683)	9.9
AutoZone, Inc.	(1,056)	(1,192,203)	23.2
Avnet, Inc.	(7,521)	(185,543)	3.6
Axsome Therapeutics, Inc.	(5,463)	(362,252)	7.1
Bank of America Corp.	(80,960)	(1,918,752)	37.4
Bank of New York Mellon Corp.	(55,464)	(1,905,743)	37.1
Bausch Health Cos., Inc.	(17,207)	(283,490)	5.5
Berkshire Hathaway, Inc., Class B	(5,161)	(1,042,006)	20.3
Best Buy Co., Inc.	(1,367)	(152,489)	3.0
Bio-Rad Laboratories, Inc.	(838)	(491,420)	9.6
Black Knight, Inc.	(3,531)	(310,551)	6.0
Blackline, Inc.	(2,780)	(271,550)	5.3
Boston Beer Co., Inc.	(126)	(130,937)	2.6
Brooks Automation, Inc.	(3,990)	(186,333)	3.6
Brunswick Corp.	(7,718)	(491,714)	9.6
Builders FirstSource, Inc.	(24,016)	(727,685)	14.2
Bunge Ltd.	(287)	(16,282)	0.3
Cabot Oil & Gas Corp.	(11,904)	(211,772)	4.1
CACI International, Inc.	(448)	(93,421)	1.8
Camping World Holdings, Inc.	(918)	(24,272)	0.5
Capri Holdings Ltd.	(61,622)	(1,307,619)	25.5
Cardinal Health, Inc.	(13,205)	(604,657)	11.8
Cargurus, Inc.	(115,022)	(2,292,388)	44.6
CDK Global, Inc.	(22,421)	(966,345)	18.8
CDW Corp.	(3,865)	(473,849)	9.2
Celanese Corp.	(268)	(30,421)	0.6
CenterPoint Energy, Inc.	(909)	(19,207)	0.4

64	2020 BLACKROCK SEMI - ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
CenturyLink, Inc.	(29,313)	$(252,678)	4.9%
Charter Communications, Inc.	(5,552)	(3,352,409)	65.3
Choice Hotels International, Inc.	(11,548)	(1,008,718)	19.6
Churchill Downs, Inc.	(4,271)	(637,020)	12.4
Cincinnati Financial Corp.	(1,488)	(105,261)	2.1
Citizens Financial Group, Inc.	(46,336)	(1,262,656)	24.6
Citrix Systems, Inc.	(3,412)	(386,477)	7.5
Cloudera, Inc.	(7,129)	(69,294)	1.3
CMC Materials, Inc.	(3,650)	(518,993)	10.1
Cognizant Technology Solutions Corp.	(9,763)	(697,273)	13.6
Commerce Bancshares, Inc.	(494)	(30,752)	0.6
Conagra Brands, Inc.	(4,349)	(152,606)	3.0
Constellation Brands, Inc.	(3,674)	(607,055)	11.8
Core-Mark Holding Co., Inc.	(40,718)	(1,113,637)	21.7
Corteva, Inc.	(9,521)	(314,003)	6.1
Cousins Properties, Inc.	(2,807)	(71,522)	1.4
CSX Corp.	(6,774)	(534,740)	10.4
Darling Ingredients, Inc.	(5,670)	(243,810)	4.7
DaVita, Inc.	(4,481)	(386,486)	7.5
Delta Air Lines, Inc.	(27,593)	(845,450)	16.5
Dick’s Sporting Goods, Inc.	(1,215)	(68,830)	1.3
Discover Financial Services	(2,488)	(161,745)	3.1
DocuSign, Inc.	(1,790)	(362,028)	7.0
Dollar General Corp.	(12,492)	(2,607,205)	50.8
Dollar Tree, Inc.	(1,908)	(172,331)	3.4
Domino’s Pizza, Inc.	(123)	(46,533)	0.9
Dow, Inc.	(23,490)	(1,068,560)	20.8
DR Horton, Inc.	(1,447)	(96,674)	1.9
DTE Energy Co.	(4,193)	(517,500)	10.1
Duke Realty Corp.	(3,871)	(147,059)	2.9
DuPont de Nemours, Inc.	(3,135)	(178,319)	3.5
Eagle Materials, Inc.	(4,233)	(360,863)	7.0
East West Bancorp, Inc.	(504)	(18,386)	0.4
EastGroup Properties, Inc.	(5,165)	(687,358)	13.4
Eastman Chemical Co.	(4,719)	(381,484)	7.4
eBay, Inc.	(11,577)	(551,413)	10.7
Elanco Animal Health, Inc.	(2,195)	(68,067)	1.3
Elastic NV	(3,639)	(369,031)	7.2
Electronic Arts, Inc.	(1,436)	(172,076)	3.4
Element Solutions, Inc.	(7,837)	(91,850)	1.8
EMCOR Group, Inc.	(963)	(65,667)	1.3
Energizer Holdings, Inc.	(3,534)	(139,063)	2.7
EnerSys	(1,865)	(133,534)	2.6
EOG Resources, Inc.	(4,396)	(150,519)	2.9
EQT Corp.	(25,904)	(392,187)	7.6
Equitable Holdings, Inc.	(895)	(19,234)	0.4
Equity Commonwealth	(2,146)	(56,697)	1.1
Erie Indemnity Co.	(101)	(23,520)	0.5
Essent Group Ltd.	(623)	(24,827)	0.5
Evergy, Inc.	(3,655)	(201,756)	3.9
Expedia Group, Inc..	(14,548)	(1,369,694)	26.7
Extra Space Storage, Inc.	(776)	(89,977)	1.8
Fastenal Co.	(1,801)	(77,857)	1.5
Fastly, Inc., Class A	(1,558)	(98,949)	1.9
Fifth Third Bancorp	(101,456)	(2,355,808)	45.9
FireEye, Inc.	(73,391)	(1,015,731)	19.8
First Solar, Inc.	(10,510)	(914,843)	17.8
Five Below, Inc.	(6)	(800)	0.0
Floor & Decor Holdings, Inc.	(3,075)	(224,475)	4.4
Foot Locker, Inc.	(3,276)	(120,819)	2.4
Ford Motor Co.	(81,139)	(627,204)	12.2
Fortune Brands Home & Security, Inc.	(8,590)	(694,673)	13.5

Security	Shares	Value	% of Basket Value

United States (continued)
Freeport-McMoRan, Inc.	(11,686)	$(202,635)	3.9%
Gaming and Leisure Properties, Inc.	(2,674)	(97,200)	1.9
Generac Holdings, Inc.	(427)	(89,734)	1.7
General Dynamics Corp.	(2,566)	(336,993)	6.6
General Electric Co.	(16,169)	(119,974)	2.3
General Mills, Inc.	(4,622)	(273,253)	5.3
Globe Life, Inc.	(3,849)	(312,115)	6.1
Graphic Packaging Holding Co.	(63,830)	(848,301)	16.5
Grocery Outlet Holding Corp.	(11,111)	(489,106)	9.5
Hain Celestial Group, Inc.	(17,976)	(552,762)	10.8
Hanesbrands, Inc.	(6,291)	(101,096)	2.0
HCA Healthcare, Inc.	(298)	(36,934)	0.7
HD Supply Holdings, Inc.	(11,432)	(455,680)	8.9
Healthcare Realty Trust, Inc.	(23,364)	(649,519)	12.6
Hilton Grand Vacations, Inc.	(25,032)	(515,659)	10.0
Hologic, Inc.	(264)	(18,168)	0.4
Horizon Therapeutics PLC	(10,925)	(818,610)	15.9
Host Hotels & Resorts, Inc.	(67,698)	(709,475)	13.8
Houlihan Lokey, Inc.	(4,537)	(284,470)	5.5
Howard Hughes Corp.	(292)	(18,159)	0.4
Howmet Aerospace, Inc.	(27,269)	(470,390)	9.2
Humana, Inc.	(2,029)	(810,139)	15.8
Huntington Ingalls Industries, Inc.	(489)	(72,118)	1.4
Huntsman Corp.	(7,675)	(186,426)	3.6
IAC/InterActiveCorp.	(1,516)	(183,012)	3.6
Inari Medical, Inc.	(4,157)	(275,193)	5.4
International Paper Co.	(11,197)	(489,869)	9.5
Interpublic Group of Cos., Inc.	(32,341)	(585,049)	11.4
Invesco Ltd.	(41,326)	(541,784)	10.6
Iridium Communications, Inc.	(8,369)	(221,025)	4.3
Jabil, Inc.	(20,382)	(675,459)	13.2
JB Hunt Transport Services, Inc.	(7,897)	(961,381)	18.7
Juniper Networks, Inc.	(15,845)	(312,463)	6.1
KBR, Inc.	(8,206)	(182,912)	3.6
Keurig Dr Pepper, Inc.	(26,633)	(716,428)	14.0
Kinsale Capital Group, Inc.	(78)	(14,623)	0.3
Knight-Swift Transportation Holdings, Inc.	(3,367)	(127,912)	2.5
Kraft Heinz Co.	(67,467)	(2,063,816)	40.2
Kroger Co.	(107,721)	(3,469,693)	67.6
Landstar System, Inc.	(1,050)	(130,935)	2.5
Las Vegas Sands Corp.	(8,852)	(425,427)	8.3
Lear Corp.	(2,441)	(294,897)	5.7
Leggett & Platt, Inc.	(1,075)	(44,860)	0.9
Leidos Holdings, Inc.	(5,546)	(460,318)	9.0
Lennar Corp.	(504)	(35,396)	0.7
LHC Group, Inc.	(549)	(118,886)	2.3
Liberty Broadband Corp.	(307)	(43,149)	0.8
Liberty Broadband Corp.	(11,793)	(1,671,186)	32.5
Liberty Media Corp-Liberty Formula One	(27,985)	(1,011,098)	19.7
Life Storage, Inc.	(105)	(11,986)	0.2
Lithia Motors, Inc.	(2,200)	(505,054)	9.8
Littelfuse, Inc.	(74)	(14,648)	0.3
Live Nation Entertainment, Inc.	(4,786)	(233,557)	4.5
LiveRamp Holdings, Inc.	(4,131)	(273,018)	5.3
LKQ Corp.	(9,895)	(316,541)	6.2
Loews Corp.	(1,645)	(57,049)	1.1
Louisiana-Pacific Corp.	(5,258)	(150,274)	2.9
Lowe’s Cos., Inc.	(11,005)	(1,739,890)	33.9
LPL Financial Holdings, Inc.	(406)	(32,452)	0.6
LyondellBasell Industries NV, Class A	(13,472)	(922,158)	18.0
Madison Square Garden Sports Corp.	(5,572)	(789,218)	15.4
MarineMax, Inc.	(3,099)	(92,908)	1.8

SCHEDULE OF INVESTMENTS	65

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Marriott International, Inc.	(10,271)	$(953,970)	18.6%
Martin Marietta Materials, Inc.	(178)	(47,410)	0.9
MAXIMUS, Inc.	(3,809)	(257,412)	5.0
McCormick & Co., Inc.	(1,496)	(270,043)	5.3
McKesson Corp.	(7,173)	(1,057,946)	20.6
MDU Resources Group, Inc.	(20,671)	(491,143)	9.6
Meritage Homes Corp.	(988)	(86,045)	1.7
MetLife, Inc.	(30,173)	(1,142,048)	22.2
Micron Technology, Inc.	(16,121)	(811,531)	15.8
Molina Healthcare, Inc.	(992)	(184,978)	3.6
Monarch Casino & Resort, Inc.	(28,504)	(1,236,789)	24.1
Mondelez International, Inc.	(9,842)	(522,807)	10.2
Monster Beverage Corp.	(9,083)	(695,485)	13.5
Morgan Stanley	(12,573)	(605,390)	11.8
Mosaic Co.	(17,879)	(330,762)	6.4
Motorola Solutions, Inc.	(4,040)	(638,562)	12.4
MSA Safety, Inc.	(121)	(15,962)	0.3
MSC Industrial Direct Co., Inc.	(3,070)	(213,856)	4.2
Murphy USA, Inc.	(13,999)	(1,711,938)	33.3
Mylan NV	(67,945)	(987,920)	19.2
National Fuel Gas Co.	(704)	(28,132)	0.5
National Retail Properties, Inc.	(8,704)	(278,615)	5.4
Navistar International Corp.	(1,814)	(78,202)	1.5
Nektar Therapeutics	(15,136)	(239,754)	4.7
Newell Brands, Inc.	(14,761)	(260,679)	5.1
News Corp., Class A	(35,010)	(459,681)	9.0
Norfolk Southern Corp.	(1,289)	(269,556)	5.2
NRG Energy, Inc.	(44,052)	(1,392,924)	27.1
Nuance Communications, Inc.	(44,017)	(1,404,582)	27.4
Nucor Corp.	(12,756)	(609,227)	11.9
NVR, Inc.	(87)	(343,919)	6.7
Old Republic International Corp.	(767)	(12,487)	0.2
Omega Healthcare Investors, Inc.	(14,966)	(431,170)	8.4
ON Semiconductor Corp.	(13,904)	(348,851)	6.8
Oracle Corp.	(3,678)	(206,373)	4.0
Owens Corning	(14,549)	(952,523)	18.5
PACCAR, Inc.	(9,047)	(772,433)	15.0
Packaging Corp. of America	(5,486)	(628,092)	12.2
Peloton Interactive, Inc.	(3,015)	(332,283)	6.5
PennyMac Financial Services, Inc.	(1,172)	(59,561)	1.2
Perspecta, Inc.	(40,495)	(726,075)	14.1
Pioneer Natural Resources Co.	(12,223)	(972,462)	18.9
Plug Power, Inc.	(2,224)	(31,136)	0.6
Pool Corp.	(560)	(195,905)	3.8
Post Holdings, Inc.	(178)	(15,290)	0.3
PPL Corp.	(16,877)	(464,117)	9.0
Principal Financial Group, Inc.	(394)	(15,453)	0.3
Procter & Gamble Co.	(5,258)	(720,872)	14.0
Progressive Corp.	(1,607)	(147,683)	2.9
Prosperity Bancshares, Inc.	(2,743)	(151,167)	2.9
Prudential Financial, Inc.	(1,542)	(98,719)	1.9
Public Service Enterprise Group, Inc.	(2,391)	(139,037)	2.7
Public Storage	(1,475)	(337,878)	6.6
PulteGroup, Inc.	(8,422)	(343,281)	6.7
Quanta Services, Inc.	(17,091)	(1,066,991)	20.8
Quest Diagnostics, Inc.	(3,044)	(371,794)	7.2
Qurate Retail, Inc.	(70,917)	(480,108)	9.3
Rackspace Technology, Inc.	(9,373)	(147,625)	2.9
Raymond James Financial, Inc.	(9,313)	(711,886)	13.9
Reata Pharmaceuticals, Inc.	(1,089)	(127,097)	2.5
Regions Financial Corp.	(25,743)	(342,382)	6.7
Reinsurance Group of America Inc.	(2,306)	(232,952)	4.5

Security	Shares	Value	% of Basket Value

United States (continued)
Reliance Steel & Aluminum Co.	(336)	$(36,621)	0.7%
Rexnord Corp.	(566)	(18,157)	0.4
Robert Half International, Inc.	(4,357)	(220,856)	4.3
Rollins, Inc.	(6,347)	(367,174)	7.2
RPM International, Inc.	(3,890)	(329,366)	6.4
Sabra Health Care REIT, Inc.	(21,174)	(278,650)	5.4
Saia, Inc.	(278)	(41,049)	0.8
Sanderson Farms, Inc.	(118)	(15,100)	0.3
Science Applications International Corp.	(17,184)	(1,312,342)	25.6
Scotts Miracle-Gro Co.	(924)	(138,646)	2.7
Seagate Technology PLC	(13,039)	(623,525)	12.1
Sealed Air Corp.	(335)	(13,263)	0.3
Shift4 Payments, Inc.	(5,208)	(265,139)	5.2
Silgan Holdings, Inc.	(330)	(11,369)	0.2
SkyWest, Inc.	(26,669)	(774,201)	15.1
SmileDirectClub, Inc.	(12,351)	(109,924)	2.1
Snap, Inc.	(683)	(26,903)	0.5
Snowflake, Inc.	(2,126)	(531,543)	10.4
Spirit Realty Capital, Inc.	(26,543)	(797,617)	15.5
Splunk, Inc.	(6,335)	(1,254,583)	24.4
SS&C Technologies Holdings, Inc.	(9,952)	(589,357)	11.5
STAG Industrial, Inc.	(12,110)	(376,863)	7.3
Stamps.com, Inc.	(1,018)	(227,258)	4.4
Starbucks Corp.	(2,248)	(195,486)	3.8
State Street Corp.	(1,145)	(67,441)	1.3
Steel Dynamics, Inc.	(45,114)	(1,420,189)	27.7
Stericycle, Inc.	(1,122)	(69,901)	1.4
Stifel Financial Corp.	(22,388)	(1,308,802)	25.5
SVB Financial Group	(1,311)	(381,108)	7.4
Synchrony Financial	(9,646)	(241,343)	4.7
Syneos Health, Inc.	(6,263)	(332,440)	6.5
SYNNEX Corp.	(858)	(112,947)	2.2
Target Corp.	(15,893)	(2,419,232)	47.1
Terminix Global Holdings, Inc.	(369)	(17,376)	0.3
Tetra Tech, Inc.	(3,385)	(341,580)	6.7
Thor Industries, Inc.	(3,939)	(333,161)	6.5
Timken Co.	(2,647)	(158,026)	3.1
Toll Brothers, Inc.	(7,325)	(309,701)	6.0
TopBuild Corp.	(3,484)	(533,784)	10.4
Tractor Supply Co.	(5,766)	(768,089)	15.0
Trade Desk, Inc., Class A	(184)	(104,227)	2.0
Travelers Cos., Inc.	(377)	(45,508)	0.9
Trinity Industries, Inc.	(28,050)	(528,462)	10.3
Truist Financial Corp.	(4,424)	(186,339)	3.6
Tyler Technologies, Inc.	(868)	(333,642)	6.5
Tyson Foods, Inc.	(9,868)	(564,746)	11.0
UFP Industries, Inc.	(10,013)	(499,749)	9.7
United Rentals, Inc.	(3,263)	(581,760)	11.3
Universal Health Services, Inc.	(6,102)	(668,474)	13.0
Vail Resorts, Inc.	(1,670)	(387,507)	7.5
Ventas, Inc.	(2,779)	(109,687)	2.1
VEREIT, Inc.	(102,905)	(638,011)	12.4
Verizon Communications, Inc.	(115,527)	(6,583,884)	128.2
Virtu Financial, Inc.	(5,649)	(120,776)	2.4
Vishay Intertechnology, Inc.	(3,022)	(49,017)	1.0
Vistra Corp.	(23,136)	(401,872)	7.8
Voya Financial, Inc.	(2,802)	(134,300)	2.6
Walgreens Boots Alliance, Inc.	(18,870)	(642,335)	12.5
Walmart, Inc.	(2,187)	(303,446)	5.9
Watsco, Inc.	(1,818)	(407,487)	7.9
West Pharmaceutical Services, Inc.	(911)	(247,856)	4.8
Western Digital Corp.	(6,484)	(244,641)	4.8

66	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Westrock Co.	(32,020)	$(1,202,351)	23.4%
Weyerhaeuser Co.	(19,819)	(540,861)	10.5
Whirlpool Corp.	(10,467)	(1,935,976)	37.7
Wingstop, Inc.	(6,295)	(732,297)	14.3
Xerox Holdings Corp.	(6,166)	(107,165)	2.1
Yelp, Inc.	(65,948)	(1,297,197)	25.3

		(152,151,355)

Total Reference Entity — Short		(263,952,302)

Net Value of Reference Entity — Goldman Sachs & Co.		$(5,135,517)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination dates June 29, 2021 to July 8, 2021:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
ALS Ltd.	7,684	$50,847	24.0%
Aristocrat Leisure Ltd.	12,862	258,999	122.5
Bendigo & Adelaide Bank Ltd.	72,664	341,829	161.6
Challenger Ltd.	47,148	159,383	75.4
Deterra Royalties Ltd.	31,156	86,065	40.7
Evolution Mining Ltd.	12,670	49,672	23.5
IDP Education Ltd.	2,266	30,742	14.5
IGO Ltd.	19,814	61,929	29.3
Iluka Resources Ltd.	61,280	222,061	105.0
IOOF Holdings Ltd.	54,397	111,711	52.8
Magellan Financial Group Ltd.	5,091	197,320	93.3
Mineral Resources Ltd.	1,832	32,169	15.2
Newcrest Mining Ltd.	1,340	27,788	13.1
Northern Star Resources Ltd.	1,675	17,695	8.4
Oil Search Ltd.	17,071	30,821	14.6
Origin Energy Ltd.	108,013	303,842	143.7
OZ Minerals Ltd.	27,038	282,449	133.5
Perpetual Ltd.	2,295	43,924	20.8
Qube Holdings Ltd.	8,952	16,675	7.9
SEEK Ltd.	1,308	21,178	10.0
Technology One Ltd.	8,467	53,450	25.3
WiseTech Global Ltd.	6,982	142,401	67.3
Worley Ltd.	5,539	36,924	17.5

		2,579,874

Austria
Raiffeisen Bank International AG	8,378	120,964	57.2

Belgium
UCB SA	1,398	138,082	65.3
Umicore SA	4,672	180,112	85.2

		318,194

Canada
Boralex Inc.	1,108	32,226	15.2
Boyd Group Services Inc.	162	23,238	11.0
Brookfield Infrastructure Corp.	540	29,475	13.9
Canadian Apartment Properties REIT	911	29,286	13.9
Cargojet Inc.	412	67,668	32.0

Security	Shares	Value	% of Basket Value

Canada (continued)
Colliers International Group Inc.	1,296	$91,789	43.4%
Descartes Systems Group Inc. (The)	2,772	148,639	70.3
First Capital Real Estate Investment Trust	2,529	22,437	10.6
FirstService Corp.	899	120,548	57.0
Fortis, Inc.	1,323	52,263	24.7
Great-West Lifeco, Inc.	27,053	551,294	260.7
Hydro One Ltd.	9,357	204,445	96.7
IGM Financial, Inc.	10,404	228,415	108.0
Innergex Renewable Energy Inc.	3,627	65,391	30.9
Keyera Corp.	5,880	83,458	39.5
Lightspeed POS Inc.	8,208	262,572	124.2
Onex Corp.	11,594	501,249	237.0
Parkland Corp/Canada	1,091	26,647	12.6
Pembina Pipeline Corp.	7,090	148,420	70.2
Premium Brands Holdings Corp.	2,936	209,440	99.0
Ritchie Bros. Auctioneers Inc.	2,608	158,089	74.8
Stella-Jones Inc.	12,243	398,451	188.4
TELUS Corp.	16,833	287,815	136.1
TMX Group Ltd.	1,422	138,176	65.3
Tourmaline Oil Corp.	4,734	61,329	29.0
West Fraser Timber Co. Ltd.	2,588	120,027	56.8
Wheaton Precious Metals Corp.	3,393	155,707	73.6

		4,218,494

Denmark
DSV Panalpina AS	1,307	212,049	100.3
Rockwool International AS	1,146	448,565	212.1
Tryg A/S	948	26,310	12.4
Vestas Wind Systems A/S	2,564	439,890	208.0

		1,126,814

Faeroe Islands
Bakkafrost P/F	337	19,279	9.1

France
ALD SA	1,540	16,587	7.8
Alstom SA	875	39,095	18.5
Amundi SA	1,889	123,903	58.6
Cie Plastic Omnium SA	999	22,746	10.8
Dassault Systemes SE	1,315	224,221	106.0
Electricite de France SA	2,113	24,526	11.6
Engie SA	2,433	29,427	13.9
Eurazeo SE	1,165	52,981	25.0
JCDecaux SA	723	11,159	5.3
Legrand SA	7,642	565,656	267.5
Nexans SA	8,134	395,007	186.8
Renault SA	1,375	34,053	16.1
Vinci SA	4,803	379,365	179.4

		1,918,726

Germany
alstria office REIT-AG	4,415	56,201	26.6
BASF SE	333	18,234	8.6
CompuGroup Medical SE & Co KgaA	5,035	432,607	204.6
DWS Group GmbH & Co. KGaA	431	14,635	6.9
Hella GmbH & Co. KGaA	9,524	415,733	196.6
HUGO BOSS AG	5,999	137,540	65.0
Nemetschek SE	4,370	316,418	149.6
Rocket Internet SE	1	22	0.0
RWE AG	592	21,908	10.4
Stroeer SE & Co. KGaA	1,373	99,251	46.9

SCHEDULE OF INVESTMENTS	67

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Talanx AG	5,085	$149,912	70.9%
thyssenkrupp AG	21,321	101,770	48.1
Wacker Chemie AG	387	37,335	17.7

		1,801,566

Hong Kong
Budweiser Brewing Co. APAC Ltd.	52,700	155,418	73.5
Hang Seng Bank Ltd.	4,500	69,327	32.8
Man Wah Holdings Ltd.	48,400	67,549	31.9
Vitasoy International Holdings Ltd.	80,000	323,592	153.0

		615,886

Ireland
DCC PLC	1,491	96,888	45.8
Experian PLC	6,649	243,579	115.2
Glanbia PLC	10,266	97,646	46.2
Kerry Group PLC	368	44,050	20.8
Kingspan Group PLC	8,891	775,065	366.5

		1,257,228

Italy
Amplifon SpA	904	32,867	15.5
Buzzi Unicem SpA	32,221	697,191	329.7
Enel SpA	53,225	423,166	200.1
Interpump Group SpA	2,279	86,081	40.7
Pirelli & C SpA	16,722	69,722	33.0
Unipol Gruppo SpA	100,097	365,110	172.6
UnipolSai Assicurazioni SpA	7,981	18,536	8.8

		1,692,673

Japan
AEON Financial Service Co. Ltd.	10,300	105,491	49.9
AnGes Inc.	1,300	13,619	6.4
Anritsu Corp.	24,300	531,987	251.6
Aozora Bank Ltd.	6,600	108,432	51.3
Ariake Japan Co. Ltd.	1,700	108,902	51.5
Asics Corp.	900	11,244	5.3
Benefit One Inc.	5,000	125,123	59.2
Benesse Holdings, Inc.	13,600	320,631	151.6
Bridgestone Corp.	3,700	120,601	57.0
Brother Industries Ltd.	1,700	26,269	12.4
Calbee, Inc.	4,800	147,248	69.6
Canon, Inc.	1,400	24,369	11.5
Chugai Pharmaceutical Co. Ltd.	300	11,580	5.5
Coca-Cola Bottlers Japan Holdings, Inc.	36,600	516,643	244.3
Credit Saison Co. Ltd.	4,500	48,644	23.0
CyberAgent, Inc.	4,900	308,202	145.7
Dai Nippon Printing Co. Ltd.	26,900	501,131	237.0
Daifuku Co. Ltd.	800	82,494	39.0
Daiichi Sankyo Co. Ltd.	1,000	26,394	12.5
Daito Trust Construction Co. Ltd.	100	9,097	4.3
DIC Corp.	1,900	46,257	21.9
Dip Corp.	3,200	61,483	29.1
Disco Corp.	300	80,972	38.3
Eisai Co. Ltd.	300	23,326	11.0
Electric Power Development Co. Ltd.	10,300	139,201	65.8
ENEOS Holdings, Inc.	234,500	791,270	374.2
FamilyMart Co. Ltd.	1,400	30,596	14.5
Fuji Media Holdings, Inc.	15,800	151,955	71.9
Fuyo General Lease Co. Ltd.	1,400	80,385	38.0
Glory Ltd.	5,000	105,392	49.8
GMO Payment Gateway, Inc.	100	12,253	5.8

Security	Shares	Value	% of Basket Value

Japan (continued)
H.U. Group Holdings, Inc.	600	$15,193	7.2%
Horiba Ltd.	3,800	186,927	88.4
Hoshizaki Corp.	600	47,739	22.6
Idemitsu Kosan Co. Ltd.	3,300	66,739	31.6
Japan Post Holdings Co. Ltd.	51,100	350,620	165.8
Kagome Co. Ltd.	800	27,401	13.0
Kao Corp.	600	42,719	20.2
Kawasaki Heavy Industries Ltd.	3,200	38,231	18.1
Kikkoman Corp.	6,100	303,781	143.6
Kirin Holdings Co. Ltd.	3,600	64,902	30.7
Kissei Pharmaceutical Co. Ltd.	3,000	59,037	27.9
Kokuyo Co. Ltd.	1,600	21,740	10.3
Konica Minolta, Inc.	181,700	462,930	218.9
Kubota Corp.	1,500	25,940	12.3
Kuraray Co. Ltd.	9,800	90,640	42.9
Kyowa Exeo Corp.	600	13,834	6.5
Lawson, Inc.	12,700	583,509	275.9
Mani Inc.	2,400	60,040	28.4
Matsumotokiyoshi Holdings Co. Ltd.	300	11,075	5.2
Mazda Motor Corp.	2,800	14,602	6.9
MINEBEA MITSUMI, Inc.	2,300	41,169	19.5
Mitsubishi Materials Corp.	19,700	361,480	170.9
Mitsubishi UFJ Lease & Finance Co. Ltd.	107,100	453,782	214.6
Mitsui Fudosan Logistics Park, Inc.	10	47,779	22.6
MonotaRO Co. Ltd.	6,200	342,933	162.2
Morinaga & Co. Ltd./Japan	3,700	140,582	66.5
MS&AD Insurance Group Holdings, Inc.	2,400	65,677	31.1
Nichirei Corp.	1,100	27,719	13.1
Nidec Corp.	1,200	121,202	57.3
Nihon Kohden Corp.	8,000	250,229	118.3
Nikon Corp.	10,200	62,162	29.4
Nippon Kayaku Co. Ltd.	6,100	52,495	24.8
Nippon Paper Industries Co. Ltd.	18,200	205,527	97.2
Nippon Shinyaku Co. Ltd.	900	64,310	30.4
Nippon Telegraph & Telephone Corp.	10,600	222,980	105.4
Nippon Television Holdings, Inc.	10,500	110,801	52.4
Nissan Chemical Corp.	400	21,228	10.0
Nissin Foods Holdings Co. Ltd.	1,100	95,248	45.0
Nomura Real Estate Holdings, Inc.	5,400	94,319	44.6
NS Solutions Corp.	300	8,785	4.2
Omron Corp.	5,800	418,795	198.0
Pigeon Corp.	2,600	119,734	56.6
Pilot Corp.	3,300	92,049	43.5
Rakus Co. Ltd.	9,400	184,726	87.3
Recruit Holdings Co. Ltd.	14,000	532,709	251.9
Resona Holdings, Inc.	10,300	33,959	16.1
Ricoh Co. Ltd.	4,400	28,896	13.7
Rokko Butter Co. Ltd.	400	6,512	3.1
Sankyu Inc.	6,800	243,587	115.2
Sanrio Co. Ltd.	2,500	45,984	21.7
Sansan Inc.	700	46,352	21.9
Santen Pharmaceutical Co. Ltd.	5,600	99,770	47.2
SCSK Corp.	10,700	532,020	251.6
Shimadzu Corp.	2,400	68,624	32.4
Shionogi & Co. Ltd.	500	23,585	11.1
Shizuoka Bank Ltd.	21,000	141,241	66.8
SMC Corp.	100	53,191	25.1
SMS Co. Ltd.	500	14,662	6.9
Sojitz Corp.	17,200	37,847	17.9
Sumitomo Mitsui Trust Holdings, Inc.	9,700	260,808	123.3
Sumitomo Rubber Industries Ltd.	73,700	648,281	306.5

68	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Suntory Beverage & Food Ltd.	3,600	$124,156	58.7%
Sysmex Corp.	400	37,571	17.8
Takeda Pharmaceutical Co. Ltd.	7,000	216,318	102.3
TDK Corp.	1,000	117,601	55.6
Tokyo Electron Ltd.	800	214,729	101.5
Toray Industries, Inc.	2,400	10,860	5.1
Toyo Seikan Group Holdings Ltd.	1,400	13,011	6.2
Trend Micro, Inc.	1,300	72,820	34.4
Workman Co. Ltd.	300	26,601	12.6
World Co. Ltd.	4,600	58,404	27.6
Yakult Honsha Co. Ltd.	1,000	48,393	22.9
Yamada Denki Co. Ltd.	168,900	823,522	389.4
Yamaha Corp.	3,100	146,956	69.5
Yamaha Motor Co. Ltd.	14,000	200,172	94.7
Yaoko Co. Ltd.	2,200	155,720	73.6
Yaskawa Electric Corp.	8,500	330,512	156.3
Yokogawa Electric Corp.	1,100	16,033	7.6
Yokohama Rubber Co. Ltd.	30,200	433,804	205.1
Zensho Holdings Co. Ltd.	600	14,021	6.6

		16,643,733

Luxembourg
Eurofins Scientific SE	41	32,652	15.5
Grand City Properties SA	441	10,010	4.7

		42,662

Malta
Kindred Group PLC	6,714	51,074	24.2

Netherlands
Akzo Nobel NV	2,769	266,345	125.9
Euronext NV	1,576	164,096	77.6
IMCD NV	453	52,431	24.8

		482,872

Norway
Equinor ASA	2,801	35,740	16.9
Leroy Seafood Group ASA	2,216	10,409	4.9
NEL ASA	15,364	29,406	13.9
Tomra Systems ASA	1,005	40,589	19.2

		116,144

Singapore
Jardine Cycle & Carriage Ltd.	26,500	344,716	163.0
Olam International Ltd.	48,500	45,499	21.5
Singapore Post Ltd.	61,100	29,790	14.1
Singapore Press Holdings Ltd.	147,800	107,067	50.6

		527,072

Spain
Acciona SA	583	58,904	27.8
Banco de Sabadell SA	1,108,033	339,067	160.3
Iberdrola SA	2,323	27,429	13.0
Mapfre SA	75,922	114,553	54.2
Naturgy Energy Group SA	1,923	35,726	16.9
Siemens Gamesa Renewable Energy SA	15,066	427,563	202.2

		1,003,242

Sweden
AAK AB	335	6,520	3.1
Assa Abloy AB	2,454	52,595	24.9
Atlas Copco AB, A Shares	1,502	66,300	31.4
Electrolux AB, Series B	89	2,007	0.9
Elekta AB, B Shares	13,411	156,855	74.2
Lifco AB	1,430	104,678	49.5

Security	Shares	Value	% of Basket Value

Sweden (continued)
Loomis AB	979	$21,861	10.3%
SSAB AB	4,677	13,572	6.4
Tele2 AB	8,462	99,868	47.2

		524,256

Switzerland
Cie Financiere Richemont SA	7,221	451,340	213.4
STMicroelectronics NV	1,048	31,968	15.1

		483,308

United Arab Emirates
Network International Holdings PLC	10,193	29,248	13.8

United Kingdom
AstraZeneca PLC	3,125	313,767	148.4
Britvic PLC	27,597	263,707	124.7
Burberry Group PLC	15,042	264,180	124.9
Electrocomponents PLC	12,326	108,220	51.2
Fevertree Drinks PLC	607	15,845	7.5
Games Workshop Group PLC	724	97,332	46.0
GlaxoSmithKline PLC	18,048	301,374	142.5
Halma PLC	1,559	47,842	22.6
HomeServe PLC	40,753	584,048	276.2
Marks & Spencer Group PLC	190,096	219,006	103.6
Pennon Group PLC	959	12,332	5.8
Rentokil Initial PLC	26,644	181,398	85.8
Rotork PLC	32,412	118,092	55.8
Sage Group PLC	3,065	25,218	11.9
Topps Tiles PLC	50,230	28,177	13.3
Unilever PLC	1,041	59,325	28.0
UNITE Group PLC	7,345	79,265	37.5
WH Smith PLC	27,282	352,670	166.8

		3,071,798

United States
Elastic NV	3,639	369,031	174.5
Etsy, Inc.	1,411	171,564	81.1
Hill-Rom Holdings, Inc.	1,250	113,838	53.8
HubSpot, Inc.	1,911	554,324	262.1
Mettler-Toledo International, Inc.	99	98,793	46.7
New Relic, Inc.	1,993	120,895	57.2
Paylocity Holding Corp.	706	130,977	62.0
Terminix Global Holdings, Inc.	369	17,376	8.2

		1,576,798

Total Reference Entity — Long		40,221,905

Reference Entity — Short

Common Stocks

Australia
Adelaide Brighton Ltd.	(6,496)	(12,912)	(6.1)
AMP Ltd.	(17,368)	(18,690)	(8.8)
Ampol Ltd.	(4,621)	(84,260)	(39.8)
Charter Hall Group	(4,089)	(35,454)	(16.8)
Computershare Ltd.	(16,331)	(139,563)	(66.0)
Fortescue Metals Group Ltd.	(982)	(12,013)	(5.7)
GPT Group	(22,922)	(64,931)	(30.7)
Insurance Australia Group Ltd.	(4,246)	(14,253)	(6.7)
Lendlease Group	(1,279)	(10,759)	(5.1)
Link Administration Holdings Ltd.	(65,899)	(221,584)	(104.8)
Macquarie Group Ltd.	(1,268)	(113,055)	(53.4)
Orora Ltd.	(21,657)	(39,249)	(18.6)
Star Entertainment Grp Ltd.	(131,587)	(303,241)	(143.4)
Stockland	(21,110)	(57,083)	(27.0)

SCHEDULE OF INVESTMENTS	69

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
Tabcorp Holdings Ltd.	(119,523)	$(276,173)	(130.6)%
TPG Telecom Ltd.	(2,923)	(14,753)	(7.0)

		(1,417,973)

Austria
ams AG	(2,262)	(48,433)	(22.9)
BAWAG Group AG	(9,170)	(336,770)	(159.3)

		(385,203)

Belgium
Ackermans & van Haaren NV	(624)	(76,810)	(36.3)
Aedifica SA	(1,042)	(47,770)	(22.6)
Aedifica SA, Right	(474)	(359)	(0.2)
Ageas SA	(6,736)	(271,252)	(128.3)
Euronav NV	(19,726)	(144,135)	(68.1)
Sofina SA	(396)	(102,920)	(48.7)
Solvay SA	(757)	(61,507)	(29.1)

		(704,753)

Bermuda
Hiscox Ltd.	(5,229)	(55,889)	(26.4)

Canada
Alimentation Couche-Tard, Inc., Class B	(12,087)	(372,236)	(176.0)
AltaGas Ltd.	(1,296)	(16,430)	(7.8)
Barrick Gold Corp.	(5,868)	(156,885)	(74.2)
BCE, Inc.	(581)	(23,348)	(11.0)
BlackBerry Ltd.	(29,784)	(133,685)	(63.2)
Cameco Corp.	(25,682)	(244,040)	(115.4)
Canadian Natural Resources Ltd.	(5,327)	(84,765)	(40.1)
Cenovus Energy, Inc.	(10,886)	(35,625)	(16.8)
CI Financial Corp.	(907)	(10,572)	(5.0)
Element Fleet Management Corp.	(6,472)	(60,965)	(28.8)
First Quantum Minerals Ltd.	(17,600)	(202,249)	(95.6)
George Weston Ltd.	(3,927)	(275,388)	(130.2)
H&R Real Estate Investment Trust	(1,621)	(12,459)	(5.9)
iA Financial Corp., Inc.	(10,847)	(377,931)	(178.7)
IAMGOLD Corp.	(18,219)	(66,733)	(31.6)
Kinaxis, Inc.	(1,080)	(164,866)	(78.0)
Linamar Corp.	(366)	(11,964)	(5.7)
Loblaw Cos. Ltd.	(4,296)	(213,849)	(101.1)
Manulife Financial Corp.	(6,807)	(92,272)	(43.6)
National Bank of Canada	(3,161)	(151,703)	(71.7)
Nutrien Ltd.	(2,510)	(102,035)	(48.3)
Power Corp. of Canada	(10,361)	(197,297)	(93.3)
Real Matters, Inc.	(726)	(12,680)	(6.0)
Saputo, Inc.	(4,848)	(118,007)	(55.8)
Shaw Communications, Inc.	(4,225)	(69,608)	(32.9)
Teranga Gold Corp.	(34,097)	(354,713)	(167.7)
TFI International, Inc.	(7,488)	(333,400)	(157.7)
Thomson Reuters Corp.	(534)	(41,516)	(19.6)

		(3,937,221)

Czech Republic
Avast PLC	(14,169)	(87,072)	(41.2)

Denmark
Pandora A/S	(2,442)	(193,722)	(91.6)

Security	Shares	Value	% of Basket Value

Finland
Kone OYJ	(2,087)	$(166,153)	(78.6)%
Orion OYJ	(758)	(32,443)	(15.3)

		(198,596)

France
Aeroports de Paris	(425)	(41,590)	(19.7)
Bollore SA	(32,167)	(115,302)	(54.5)
Bouygues SA	(2,522)	(82,705)	(39.1)
Dassault Aviation SA	(298)	(249,324)	(117.9)
Iliad SA	(792)	(153,119)	(72.4)
Ipsen SA	(1,063)	(96,818)	(45.8)
Metropole Television SA	(828)	(9,095)	(4.3)
Publicis Groupe SA	(2,571)	(89,322)	(42.3)
Safran SA	(361)	(38,078)	(18.0)
SEB SA	(837)	(136,024)	(64.3)
SOITEC	(1,853)	(262,867)	(124.3)
SPIE SA	(7,015)	(110,393)	(52.2)
Thales SA	(1,283)	(83,601)	(39.5)
Veolia Environnement SA	(10,888)	(202,654)	(95.8)

		(1,670,892)

Germany
Aurubis AG	(1,241)	(79,391)	(37.5)
Bechtle AG	(609)	(104,575)	(49.4)
Carl Zeiss Meditec Ag Br	(473)	(61,116)	(28.9)
Deutsche Bank AG	(3,628)	(33,384)	(15.8)
Fresenius Medical Care AG & Co. KGaA	(145)	(11,073)	(5.2)
Fresenius SE & Co. KGaA	(1,068)	(39,616)	(18.7)
Henkel AG & Co. KGaA	(987)	(89,229)	(42.2)
HOCHTIEF AG	(1,713)	(126,018)	(59.6)
Jungheinrich AG	(4,761)	(173,096)	(81.8)
LANXESS AG	(10,664)	(540,854)	(255.7)
Porsche Automobil Holding SE	(2,791)	(149,520)	(70.7)
ProSiebenSat.1 Media SE	(12,422)	(138,636)	(65.6)
Software AG	(405)	(14,509)	(6.9)
Symrise AG	(849)	(104,691)	(49.5)
U Aero Engines AG	(70)	(11,948)	(5.7)
Volkswagen AG	(2,556)	(372,317)	(176.1)

		(2,049,973)

Hong Kong
Hongkong Land Holdings Ltd.	(7,100)	(26,065)	(12.3)
Hutchison Port Holdings Trust	(626,700)	(90,944)	(43.0)

		(117,009)

Ireland
Bank of Ireland Group PLC	(6,099)	(15,133)	(7.2)

Israel
Plus500 Ltd.	(7,948)	(152,321)	(72.0)

Italy
Banco BPM SpA	(59,078)	(107,020)	(50.6)
Eni SpA	(31,870)	(223,251)	(105.6)
FinecoBank Banca Fineco SpA	(5,999)	(82,365)	(39.0)
Salvatore Ferragamo SpA	(14,367)	(185,331)	(87.6)
Telecom Italia SpA	(231,887)	(78,766)	(37.2)

		(676,733)

Japan
77 Bank Ltd.	(4,900)	(68,525)	(32.4)
Acom Co. Ltd.	(7,000)	(31,458)	(14.9)

70	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Ain Holdings, Inc.	(2,500)	$(174,869)	(82.7)%
Alps Alpine Co. Ltd.	(17,800)	(256,807)	(121.4)
Amano Corp.	(2,400)	(56,487)	(26.7)
ASKUL Corp.	(2,200)	(84,494)	(40.0)
Azbil Corp.	(2,100)	(85,225)	(40.3)
Bandai Namco Holdings, Inc.	(3,000)	(224,204)	(106.0)
Bank of Kyoto Ltd.	(800)	(35,332)	(16.7)
BayCurrent Consulting, Inc.	(100)	(12,939)	(6.1)
Bic Camera, Inc.	(4,400)	(48,596)	(23.0)
Capcom Co. Ltd.	(200)	(10,938)	(5.2)
Central Japan Railway Co.	(100)	(12,092)	(5.7)
Change, Inc.	(3,700)	(283,527)	(134.1)
Concordia Financial Group Ltd.	(19,000)	(62,720)	(29.7)
Cosmo Energy Holdings Co. Ltd.	(10,700)	(156,627)	(74.1)
Daiichikosho Co. Ltd.	(2,100)	(71,856)	(34.0)
Daikin Industries Ltd.	(1,300)	(243,273)	(115.0)
Daiwa Office Investment Corp.	(20)	(108,532)	(51.3)
Denka Co. Ltd.	(2,000)	(61,616)	(29.1)
Denso Corp.	(5,000)	(232,983)	(110.2)
Ebara Corp.	(3,100)	(86,169)	(40.7)
Fuji Electric Co. Ltd.	(6,500)	(197,099)	(93.2)
Fuji Oil Holdings, Inc.	(15,200)	(480,952)	(227.4)
Fujitsu General Ltd.	(8,900)	(247,030)	(116.8)
Fujitsu Ltd.	(100)	(11,831)	(5.6)
Fukuoka Financial Group, Inc.	(67,800)	(1,134,114)	(536.3)
Fukuyama Transporting Co. Ltd.	(300)	(12,574)	(5.9)
Furukawa Electric Co. Ltd.	(1,000)	(25,060)	(11.9)
Goldwin, Inc.	(200)	(14,918)	(7.1)
GS Yuasa Corp.	(700)	(12,218)	(5.8)
GungHo Online Entertainment, Inc.	(12,200)	(303,135)	(143.3)
Hikari Tsushin, Inc.	(400)	(93,818)	(44.4)
Hino Motors Ltd.	(4,500)	(34,478)	(16.3)
Hirogin Holdings, Inc.	(25,000)	(136,066)	(64.3)
Hitachi Metals Ltd.	(3,100)	(41,110)	(19.4)
Hoya Corp.	(300)	(33,857)	(16.0)
Ibiden Co. Ltd.	(5,300)	(216,099)	(102.2)
Ichigo, Inc.	(3,900)	(11,055)	(5.2)
Iida Group Holdings Co. Ltd.	(15,400)	(278,619)	(131.7)
Invincible Investment Corp.	(1,277)	(408,204)	(193.0)
IR Japan Holdings Ltd.	(3,800)	(420,724)	(198.9)
Isetan Mitsukoshi Holdings Ltd.	(10,100)	(49,188)	(23.3)
Ito En Ltd.	(800)	(50,667)	(24.0)
Itoham Yonekyu Holdings, Inc.	(1,800)	(12,051)	(5.7)
Iyo Bank Ltd.	(13,100)	(82,214)	(38.9)
Japan Airport Terminal Co. Ltd.	(2,000)	(86,863)	(41.1)
Japan Aviation Electronics Industry Ltd.	(1,000)	(13,772)	(6.5)
Japan Exchange Group, Inc.	(1,700)	(41,502)	(19.6)
Japan Hotel REIT Investment Corp.	(42)	(20,339)	(9.6)
Japan Prime Realty Investment Corp.	(19)	(51,349)	(24.3)
Japan Retail Fund Investment Corp.	(7)	(10,090)	(4.8)
JFE Holdings Inc.	(11,200)	(78,693)	(37.2)
JGC Holdings Corp.	(22,800)	(187,470)	(88.6)
JSR Corp.	(2,500)	(56,505)	(26.7)
Justsystems Corp.	(4,800)	(313,937)	(148.4)
Kadokawa Dwango	(14,600)	(444,052)	(210.0)
Kansai Mirai Financial Group, Inc.	(4,000)	(14,580)	(6.9)
Keihan Holdings Co. Ltd.	(1,100)	(41,789)	(19.8)
Keikyu Corp.	(800)	(11,188)	(5.3)
Keio Corp.	(2,600)	(151,105)	(71.5)
Kinden Corp.	(3,900)	(61,151)	(28.9)
Kobe Steel Ltd.	(41,300)	(161,252)	(76.3)
Koei Tecmo Holdings Co. Ltd.	(1,500)	(73,285)	(34.7)

Security	Shares	Value	% of Basket Value

Japan (continued)
Konami Holdings Corp.	(4,700)	$(183,950)	(87.0)%
Kose Corp.	(800)	(101,980)	(48.2)
K’s Holdings Corp.	(12,800)	(163,467)	(77.3)
Kyoritsu Maintenance Co. Ltd.	(1,500)	(53,670)	(25.4)
Kyushu Electric Power Co., Inc.	(2,200)	(18,444)	(8.7)
Kyushu Financial Group, Inc.	(111,100)	(519,675)	(245.7)
Lion Corp.	(4,800)	(97,879)	(46.3)
LIXIL Group Corp.	(3,900)	(84,685)	(40.0)
Mabuchi Motor Co. Ltd.	(900)	(37,106)	(17.5)
Marubeni Corp.	(5,400)	(28,195)	(13.3)
Mitsubishi Electric Corp.	(8,300)	(106,895)	(50.5)
Mitsubishi Gas Chemical Co., Inc.	(22,800)	(415,630)	(196.5)
Mitsubishi Logistics Corp.	(1,300)	(34,212)	(16.2)
Mitsui & Co. Ltd.	(17,400)	(272,545)	(128.9)
Mitsui Chemicals, Inc.	(10,900)	(279,175)	(132.0)
Mitsui Mining & Smelting Co. Ltd.	(4,500)	(113,591)	(53.7)
Mitsui OSK Lines Ltd.	(2,800)	(63,209)	(29.9)
Mixi, Inc.	(17,700)	(487,119)	(230.3)
Money Forward, Inc.	(700)	(63,329)	(29.9)
Morinaga Milk Industry Co. Ltd.	(23,300)	(1,123,356)	(531.2)
Nagoya Railroad Co. Ltd.	(500)	(13,328)	(6.3)
NEC Corp.	(1,200)	(60,444)	(28.6)
NEC Networks & System Integration Corp.	(7,300)	(126,585)	(59.9)
NH Foods Ltd.	(900)	(36,867)	(17.4)
Nippo Corp.	(11,000)	(282,548)	(133.6)
Nippon Accommodations Fund, Inc.	(2)	(11,457)	(5.4)
Nippon Electric Glass Co. Ltd.	(1,000)	(19,668)	(9.3)
Nippon Express Co. Ltd.	(300)	(16,824)	(8.0)
Nippon Gas Co. Ltd.	(2,100)	(100,163)	(47.4)
Nippon Steel Corp.	(14,200)	(137,728)	(65.1)
Nippon Yusen KK	(3,200)	(59,064)	(27.9)
Nissan Motor Co. Ltd.	(22,800)	(80,724)	(38.2)
Nitto Denko Corp.	(3,300)	(231,844)	(109.6)
NSK Ltd.	(7,100)	(56,843)	(26.9)
Ono Pharmaceutical Co. Ltd.	(2,000)	(57,050)	(27.0)
Orix JREIT, Inc.	(17)	(23,892)	(11.3)
Penta-Ocean Construction Co. Ltd.	(2,500)	(15,853)	(7.5)
Pola Orbis Holdings, Inc.	(800)	(15,775)	(7.5)
Resorttrust, Inc.	(1,200)	(16,900)	(8.0)
Rinnai Corp.	(500)	(49,268)	(23.3)
Rohto Pharmaceutical Co. Ltd.	(1,300)	(40,642)	(19.2)
SBI Holdings, Inc.	(5,200)	(119,866)	(56.7)
Sega Sammy Holdings, Inc.	(1,000)	(12,532)	(5.9)
Sekisui House Reit, Inc.	(207)	(144,755)	(68.4)
Shin-Etsu Chemical Co. Ltd.	(300)	(40,070)	(18.9)
Shinko Electric Industries Co. Ltd.	(31,800)	(554,778)	(262.3)
Shochiku Co. Ltd.	(400)	(46,313)	(21.9)
Skylark Holdings Co. Ltd.	(12,600)	(179,711)	(85.0)
Sumitomo Metal Mining Co. Ltd.	(1,200)	(37,300)	(17.6)
Sumitomo Realty & Development Co. Ltd.	(3,300)	(88,306)	(41.8)
Taiheiyo Cement Corp.	(3,100)	(72,763)	(34.4)
Taiyo Yuden Co. Ltd.	(1,900)	(70,275)	(33.2)
Takara Holdings, Inc.	(3,700)	(37,297)	(17.6)
Tobu Railway Co. Ltd.	(500)	(14,188)	(6.7)
Toda Corp.	(6,800)	(38,843)	(18.4)
Toho Gas Co. Ltd.	(5,100)	(263,271)	(124.5)
Tokai Rika Co. Ltd.	(32,100)	(503,034)	(237.9)
Tokuyama Corp.	(2,300)	(51,259)	(24.2)
Tokyo Century Corp.	(6,600)	(323,588)	(153.0)
Toshiba Corp.	(5,900)	(149,246)	(70.6)
Tosoh Corp.	(11,400)	(184,790)	(87.4)
Toyobo Co. Ltd.	(15,400)	(205,320)	(97.1)

SCHEDULE OF INVESTMENTS	71

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Toyota Boshoku Corp.	(1,600)	$(23,241)	(11.0)%
Tsumura & Co.	(12,500)	(366,892)	(173.5)
Unicharm Corp.	(3,000)	(138,813)	(65.6)
USS Co. Ltd.	(800)	(14,632)	(6.9)
Yamaguchi Financial Group, Inc.	(28,400)	(184,741)	(87.4)
Yamato Holdings Co. Ltd.	(15,200)	(402,351)	(190.3)
Zeon Corp.	(1,100)	(13,383)	(6.3)

		(18,518,409)

Luxembourg
APERAM SA	(2,154)	(57,806)	(27.3)
SES SA	(2,538)	(20,272)	(9.6)

		(78,078)

Macau
Macau Legend Development Ltd.	(87,000)	(11,799)	(5.6)

Netherlands
Aalberts NV	(7,771)	(260,710)	(123.3)
ASM International NV	(1,295)	(184,966)	(87.5)
Flow Traders	(3,694)	(121,081)	(57.2)
GrandVision NV	(3,749)	(104,136)	(49.2)
Heineken Holding NV	(774)	(59,646)	(28.2)
Koninklijke KPN NV	(11,391)	(30,764)	(14.5)
Koninklijke Philips NV	(1,386)	(64,195)	(30.4)
OCI NV	(9,744)	(116,653)	(55.2)

		(942,151)

New Zealand
a2 Milk Co. Ltd.	(72,039)	(697,566)	(329.9)
Kiwi Property Group Ltd.	(755,051)	(613,799)	(290.2)

		(1,311,365)

Norway
Aker BP ASA	(1,890)	(29,434)	(13.9)

Singapore
ComfortDelGro Corp. Ltd.	(239,100)	(236,484)	(111.8)
DBS Group Holdings Ltd.	(10,700)	(159,386)	(75.4)
Genting Singapore Ltd.	(168,000)	(79,329)	(37.5)
Sembcorp Industries Ltd.	(162,400)	(187,971)	(88.9)
Sembcorp Marine Ltd.	(62,200)	(5,469)	(2.6)
Singapore Telecommunications Ltd.	(28,600)	(42,515)	(20.1)

		(711,154)

Spain
ACS Actividades de Construccion y Servicios SA	(5,181)	(123,156)	(58.2)
Enagas SA	(4,022)	(86,810)	(41.1)
Endesa SA	(1,112)	(29,834)	(14.1)
Ferrovial SA	(2,443)	(52,909)	(25.0)
Solaria Energia y Medio Ambiente SA	(1,187)	(23,094)	(10.9)
Viscofan SA	(488)	(32,936)	(15.6)
Zardoya Otis SA	(12,164)	(74,234)	(35.1)

		(422,973)

Sweden
Electrolux AB, Series B	(4,132)	(93,170)	(44.1)
Hexagon Ab , Shares B	(715)	(52,407)	(24.8)
Husqvarna AB	(16,922)	(174,493)	(82.5)
JM AB	(7,265)	(209,812)	(99.2)
PowerCell Sweden AB	(267)	(6,648)	(3.2)

Security	Shares	Value	% of Basket Value

Sweden
Securitas AB	(17,983)	$(253,847)	(120.0)%
SKF AB	(4,507)	(92,263)	(43.6)
Trelleborg AB	(3,939)	(65,544)	(31.0)

		(948,184)

Switzerland
Baloise Holding AG	(620)	(84,788)	(40.1)
Cembra Money Bank AG	(117)	(12,999)	(6.2)
DKSH Holding AG	(357)	(22,969)	(10.9)
EMS-Chemie Holding AG	(340)	(299,057)	(141.4)
Flughafen Zurich AG	(1,036)	(139,812)	(66.1)
Logitech International SA	(1,752)	(147,389)	(69.7)
Novartis AG	(791)	(61,637)	(29.1)
Roche Holding AG	(312)	(100,255)	(47.4)
Schindler Holding AG	(164)	(42,011)	(19.9)
Swiss Life Holding AG	(334)	(112,354)	(53.1)
Swiss Prime Site AG	(561)	(47,171)	(22.3)
VAT Group AG	(397)	(74,483)	(35.2)
Vifor Pharma AG	(1,214)	(136,630)	(64.6)

		(1,281,555)

United Kingdom
Anglo American PLC	(11,546)	(270,906)	(128.1)
Aviva PLC	(57,625)	(192,212)	(90.9)
Barratt Developments PLC	(38,996)	(243,748)	(115.2)
British Land Co. PLC	(43,520)	(196,532)	(92.9)
Capital & Counties Properties PLC	(109)	(148)	(0.1)
Derwent London PLC	(7,376)	(254,003)	(120.1)
Direct Line Insurance Group PLC	(11,388)	(38,875)	(18.4)
DS Smith PLC	(31,595)	(115,897)	(54.8)
Fiat Chrysler Automobiles NV	(18,641)	(228,681)	(108.1)
Great Portland Estates PLC	(9,754)	(72,921)	(34.5)
Informa PLC	(4,774)	(25,902)	(12.2)
Intermediate Capital Group PLC	(4,036)	(61,304)	(29.0)
ITM Power PLC	(23)	—	0.0
ITM Power PLC	(3,709)	(11,105)	(5.2)
ITV PLC	(17,680)	(16,523)	(7.8)
Kingfisher PLC	(99,898)	(371,519)	(175.7)
Land Securities Group PLC	(46,507)	(306,854)	(145.1)
London Stock Exchange Group PLC	(347)	(37,406)	(17.7)
Melrose Industries PLC	(49,199)	(76,321)	(36.1)
Natwest Group PLC	(39,181)	(63,174)	(29.9)
Persimmon PLC	(5,967)	(180,660)	(85.4)
Phoenix Group Holdings PLC	(10,070)	(86,473)	(40.9)
Schroders PLC	(3,353)	(113,591)	(53.7)
Standard Life Aberdeen PLC	(9,192)	(26,783)	(12.7)
Taylor Wimpey PLC	(23,454)	(32,134)	(15.2)
Vodafone Group PLC	(356,646)	(475,754)	(225.0)

		(3,499,426)

United States
Chewy, Inc., Class A	(9,127)	(562,223)	(265.9)
Ubiquiti, Inc.	(168)	(31,183)	(14.7)

		(593,406)

Total Reference Entity — Short		(40,010,424)

Net Value of Reference Entity — UBS AG		$211,481

72	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$—	$—	$1,803,124	$(1,926,206)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$4,065,559	$—	$—	$—	$4,065,559
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	1,803,124	—	—	—	1,803,124

	$—	$—	$5,868,683	$—	$—	$—	$5,868,683

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$4,050,422	$—	$—	$—	$4,050,422
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	1,926,206	—	—	—	1,926,206

	$—	$—	$5,976,628	$—	$—	$—	$5,976,628

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(1,953,900)	$—	$—	$—	$(1,953,900)
Options purchased(a)	—	—	(8,269,418)	—	—	—	(8,269,418)
Options written	—	—	5,831,199	—	—	—	5,831,199
Swaps	—	—	18,665,795	—	—	—	18,665,795

	$—	$—	$14,273,676	$—	$—	$—	$14,273,676

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$136,884	$—	$—	$—	$136,884
Options purchased(b)	—	—	2,110,559	—	—	—	2,110,559
Options written	—	—	(1,713,716)	—	—	—	(1,713,716)
Swaps	—	—	(17,445,221)	—	—	—	(17,445,221)

	$—	$—	$(16,911,494)	$—	$—	$—	$(16,911,494)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$93,614,897
Average notional value of contracts — short	$84,782,601
Options
Average value of option contracts purchased	$198,595
Average value of option contracts written	$110,125
Total return swaps
Average notional value	$(3,452,416)

SCHEDULE OF INVESTMENTS	73

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$319,987	$288,590
Swaps — OTC(a)	1,803,124	1,926,206
Total derivative assets and liabilities in the Statements of Assets and Liabilities	2,123,111	2,214,796

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(319,987)	(288,590)

Total derivative assets and liabilities subject to an MNA	$1,803,124	$1,926,206

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Bank of America N.A.	$493,057	$(493,057)	$—	$—	$—
Deutsche Bank A.G.	110,056	—	—	—	110,056
Goldman Sachs & Co.	1,200,011	—	—	(1,200,011)	—

	$1,803,124	$(493,057)	$—	$(1,200,011)	$110,056

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged(d)	Net Amount of Derivative Liabilities(e)
Bank of America N.A	$1,275,422	$(493,057)	$—	$(782,365)	$—
HSBC Bank PLC	444,710	—	—	—	444,710
UBS AG	206,074	—	—	(206,074)	—

	$1,926,206	$(493,057)	$—	$(988,439)	$444,710

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)	Net amount represents the net amount payable due to counterparty in the event of default.

74	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock Global Long/Short Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
United States	$20	$2,533,883	$—	$2,533,903
Preferred Securities
Preferred Stocks	$—	$—	$2,221,643	$2,221,643
U.S. Treasury Obligations	—	4,932,312	—	4,932,312
Short-Term Securities
U.S. Treasury Obligations	—	431,248,679	—	431,248,679

	$20	$438,714,874	$2,221,643	$440,936,537

Derivative Financial Instruments(a)
Assets
Equity Contracts	$4,065,559	$1,803,124	$—	$5,868,683
Liabilities
Equity Contracts	(4,050,422)	(1,926,206)	—	(5,976,628)

	$15,137	$(123,082)	$—	$(107,945)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	75

Statements of Assets and Liabilities  (unaudited)

October 31, 2020

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Long/Short Equity Fund

ASSETS
Investments at value — unaffiliated(a)(b)	$113,796,874	$440,936,537
Investments at value — affiliated(c)	5,392,254	—
Cash	—	28,870,854
Cash pledged:
Collateral — OTC derivatives	—	14,650,000
Futures contracts	540,000	17,378,000
Centrally cleared swaps	—	600,000
Foreign currency at value(d)	1,266,362	29,299,098
Receivables:
Investments sold	3,731,517	6,000,054
Securities lending income — affiliated	204	—
Swaps	—	220,637
Capital shares sold	22,361	1,008,056
Dividends — unaffiliated	142,039	—
Dividends — affiliated	141	201,525
Interest — unaffiliated	—	50,905
From the Administrator	3,630	—
Variation margin on futures contracts	—	319,987
Unrealized appreciation on OTC swaps	—	1,803,124
Prepaid expenses	48,710	59,892

Total assets	124,944,092	541,398,669

LIABILITIES
Cash received as collateral for OTC derivatives	—	4,990,000
Cash collateral on securities loaned at value	106,000	—
Payables:
Investments purchased	4,277,855	—
Accounting services fees	206,537	296,281
Administration fees	—	19,440
Capital shares redeemed	3,823,289	2,610,941
Deferred foreign capital gain tax	68,691	—
Investment advisory fees	22,685	594,771
Trustees’ and Officer’s fees	3,960	4,811
Other accrued expenses	70,017	199,596
Professional fees	79,499	66,514
Service and distribution fees	2,426	12,214
Variation margin on futures contracts	77,274	288,590
Unrealized depreciation on OTC swaps	—	1,926,206

Total liabilities	8,738,233	11,009,364

NET ASSETS	$116,205,859	$530,389,305

NET ASSETS CONSIST OF
Paid-in capital	$121,562,846	$595,487,335
Accumulated loss	(5,356,987)	(65,098,030)

NET ASSETS	$116,205,859	$530,389,305

(a) Investments at cost — unaffiliated	$95,760,582	$440,889,726
(b) Securities loaned at value	$101,299	$—
(c) Investments at cost — affiliated	$5,392,254	$—
(d) Foreign currency at cost	$1,269,912	$28,826,940

76	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

October 31, 2020

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Long/Short Equity Fund

NET ASSET VALUE

Institutional
Net assets	$10,270,557	$497,385,317

Shares outstanding	933,637	43,916,545

Net asset value	$11.00	$11.33

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor A
Net assets	$7,139,416	$24,104,356

Shares outstanding	660,843	2,154,211

Net asset value	$10.80	$11.19

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Investor C
Net assets	$1,072,693	$8,204,571

Shares outstanding	104,454	769,647

Net asset value	$10.27	$10.66

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

Class K
Net assets	$97,723,193	$695,061

Shares outstanding	8,883,327	61,250

Net asset value	$11.00	$11.35

Shares authorized	Unlimited	Unlimited

Par value	$0.001	$0.001

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Operations  (unaudited)

Six Months Ended October 31, 2020

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Long/Short Equity Fund

INVESTMENT INCOME
Dividends — unaffiliated	$1,830,046	$—
Dividends — affiliated	2,364	2,145
Interest — unaffiliated	—	494,744
Securities lending income — affiliated — net	975	—
Foreign taxes withheld	(223,605)	—

Total investment income	1,609,780	496,889

EXPENSES
Investment advisory	468,494	4,135,749
Custodian	147,476	151,841
Professional	66,935	69,062
Registration	33,918	68,347
Administration	24,889	116,588
Accounting services	24,383	76,585
Service and distribution — class specific	13,546	81,528
Administration — class specific	11,712	55,144
Printing and postage	11,089	14,953
Transfer agent — class specific	6,626	201,047
Trustees and Officer	5,510	7,192
Miscellaneous	14,050	78,841

Total expenses	828,628	5,056,877
Less:
Fees waived and/or reimbursed by the Administrator	(11,281)	(54,940)
Fees waived and/or reimbursed by the Manager	(324,639)	(527,727)
Transfer agent fees waived and/or reimbursed — class specific	(1,838)	(63,455)

Total expenses after fees waived and/or reimbursed	490,870	4,410,755

Net investment income (loss)	1,118,910	(3,913,866)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	4,584,447	(7,986,339)
Investments — affiliated	(234)	—
Foreign currency transactions	5,293	1,248,946
Futures contracts	2,437,697	(1,953,900)
Options written	—	5,831,199
Swaps	59,657	18,665,795

	7,086,860	15,805,701

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	17,229,322 (a)	3,320,877
Foreign currency translations	(1,753)	371,851
Futures contracts	(755,200)	136,884
Options written	—	(1,713,716)
Swaps	87,471	(17,445,221)

	16,559,840	(15,329,325)

Net realized and unrealized gain	23,646,700	476,376

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,765,610	$(3,437,490)

(a) Net of deferred foreign capital gain tax	$(68,691)	$—

See notes to financial statements.

78	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Changes in Net Assets

	BlackRock Advantage Emerging Markets Fund			BlackRock Global Long/Short Equity Fund
	Six Months Ended 10/31/20 (unaudited)	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19	Six Months Ended 10/31/20 (unaudited)	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$1,118,910	$1,034,133	$2,378,297	$(3,913,866)	$(535,948)	$1,954,066
Net realized gain (loss)	7,086,860	(13,202,385)	(16,998,930)	15,805,701	(36,897,905)	37,590,725
Net change in unrealized appreciation (depreciation)	16,559,840	(1,307,189)	7,489,012	(15,329,325)	13,527,721	(9,206,278)

Net increase (decrease) in net assets resulting from operations	24,765,610	(13,475,441)	(7,131,621)	(3,437,490)	(23,906,132)	30,338,513

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(8,990)	(298,493)	—	(1,486,534)	(34,641,431)	(5,220,529)
Investor A	(209)	(79,169)	—	(9,555)	(1,923,928)	(407,324)
Investor C	—	(9,325)	—	—	(858,199)	(103,706)
Class K	(65,976)	(2,033,150)	—	(1,120)	(24,794)	(3,097)

Decrease in net assets resulting from distributions to shareholders	(75,175)	(2,420,137)	—	(1,497,209)	(37,448,352)	(5,734,656)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(9,725,366)	14,606,634	(77,284,727)	7,929,541	(25,061,624)	(40,385,376)

NET ASSETS
Total increase (decrease) in net assets	14,965,069	(1,288,944)	(84,416,348)	2,994,842	(86,416,108)	(15,781,519)
Beginning of period	101,240,790	102,529,734	186,946,082	527,394,463	613,810,571	629,592,090

End of period	$116,205,859	$101,240,790	$102,529,734	$530,389,305	$527,394,463	$613,810,571

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	79

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund
	Institutional
	Six Months Ended 10/31/20 (unaudited)		Period from 08/01/19 to 04/30/20		Year Ended July 31,
					2019		2018		2017		2016	2015

Net asset value, beginning of period	$8.85		$10.25		$10.59		$10.10		$9.76		$9.84	$10.34

Net investment income (loss)(a)	0.10		0.10		0.18		0.07		(0.12)		(0.14)	(0.17)
Net realized and unrealized gain (loss)	2.06		(1.27)		(0.52)		0.42		0.46		0.17	(0.33)

Net increase (decrease) from investment operations	2.16		(1.17)		(0.34)		0.49		0.34		0.03	(0.50)

Distributions(b)
From net investment income	(0.01)		(0.23)		—		—		—		—	—
From net realized gain	—		—		—		—		—		(0.11)	—

Total distributions	(0.01)		(0.23)		—		—		—		(0.11)	—

Net asset value, end of period	$11.00		$8.85		$10.25		$10.59		$10.10		$9.76	$9.84

Total Return(c)
Based on net asset value	24.40	%(d)	(11.78	)%(d)	(3.21	)%(e)	4.85%		3.48	%(f)	0.34%	(4.84)%

Ratios to Average Net Assets(g)
Total expenses	1.42	%(h)	1.38	%(h)(i)	1.42	%(j)	1.28%		1.91%		1.85%	1.86%

Total expenses after fees waived and/or reimbursed	0.85	%(h)	1.38	%(h)(i)	1.39	%(j)	1.28%		1.90%		1.84%	1.85%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.85	%(h)	0.81	%(h)	0.92	%(j)	0.94%		1.70%		1.75%	1.75%

Net investment income (loss)	1.91	%(h)	1.38	%(h)	1.83%		0.67%		(1.29)%		(1.49)%	(1.68)%

Supplemental Data
Net assets, end of period (000)	$10,271		$9,689		$15,904		$32,775		$106,243		$177,981	$400,181

Portfolio turnover rate	98	%(k)	141	%(k)	128	%(k)	111	%(k)	7	%(k)	—%	—%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	The Fund’s total return includes a reimbursement by an affiliate for a realized investment loss. Excluding this payment, the Fund’s total return would have been 3.38%.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/20 (unaudited)	Period from 08/01/19 to 04/30/20	Year Ended July 31,
			2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.01%	0.02%	0.07%	0.17%	0.18%	0.16%

(h)	Annualized.
(i)

Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses excluding recoupment of past fees waived and/or reimbursed would have been 1.42%, respectively.

(j)

Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses excluding recoupment of past fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed would have been 1.40%, 1.37% and 0.90%, respectively.

(k)	Excludes underlying investments in total return swaps.

See notes to financial statements.

80	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Investor A
	Six Months Ended 10/31/20 (unaudited)		Period from 08/01/19 to 04/30/20		Year Ended July 31,
					2019		2018		2017		2016	2015

Net asset value, beginning of period	$8.69		$10.07		$10.43		$9.97		$9.67		$9.78	$10.29

Net investment income (loss)(a)	0.08		0.07		0.17		0.14		(0.15)		(0.17)	(0.19)
Net realized and unrealized gain (loss)	2.03		(1.25)		(0.53)		0.32		0.45		0.17	(0.32)

Net increase (decrease) from investment operations	2.11		(1.18)		(0.36)		0.46		0.30		—	(0.51)

Distributions(b)
From net investment income	(0.00	)(c)	(0.20)		—		—		—		—	—
From net realized gain	—		—		—		—		—		(0.11)	—

Total distributions	(0.00)		(0.20)		—		—		—		(0.11)	—

Net asset value, end of period	$10.80		$8.69		$10.07		$10.43		$9.97		$9.67	$9.78

Total Return(d)
Based on net asset value	24.29	%(e)	(12.05	)%(e)	(3.45	)%(f)	4.61%		3.10	%(f)	0.03%	(4.96)%

Ratios to Average Net Assets(g)
Total expenses	1.73	%(h)	1.70	%(h)(i)	1.69	%(j)	1.57%		2.22%		2.10%	2.03%

Total expenses after fees waived and/or reimbursed	1.14	%(h)	1.70	%(h)(i)	1.67	%(j)	1.55%		2.21%		2.08%	2.02%
Total expenses after fees waived and/or reimbursed and excluding interest expense	1.14	%(h)	1.12	%(h)	1.17	%(j)	1.19%		1.99%		2.00%	1.95%

Net investment income (loss)	1.53	%(h)	1.02	%(h)	1.74%		1.32%		(1.62)%		(1.74)%	(1.89)%

Supplemental Data
Net assets, end of period (000)	$7,139		$5,224		$3,817		$5,454		$3,272		$12,239	$19,036

Portfolio turnover rate	98	%(k)	141	%(k)	128	%(k)	111	%(k)	7	%(k)	—%	—%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/20 (unaudited)	Period from 08/01/19 to 04/30/20	Year Ended July 31
			2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.01%	0.02%	0.07%	0.17%	0.18%	0.16%

(h)	Annualized.
(i)

Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses excluding recoupment of past fees waived and/or reimbursed would have been 1.74%, respectively.

(j)

Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses excluding recoupment of past fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed would have been 1.67%, 1.65% and 1.15%, respectively.

(k)	Excludes underlying investments in total return swaps.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Investor C
	Six Months Ended 10/31/20 (unaudited)		Period from 08/01/19 to 04/30/20		Year Ended July 31
					2019		2018		2017		2016	2015

Net asset value, beginning of period	$8.29		$9.53		$9.95		$9.58		$9.36		$9.53	$10.11

Net investment income (loss)(a)	0.05		0.02		0.08		0.03		(0.21)		(0.23)	(0.27)
Net realized and unrealized gain (loss)	1.93		(1.21)		(0.50)		0.34		0.43		0.17	(0.31)

Net increase (decrease) from investment operations	1.98		(1.19)		(0.42)		0.37		0.22		(0.06)	(0.58)

Distributions(b)
From net investment income	—		(0.05)		—		—		—		—	—
From net realized gain	—		—		—		—		—		(0.11)	—

Total distributions	—		(0.05)		—		—		—		(0.11)	—

Net asset value, end of period	$10.27		$8.29		$9.53		$9.95		$9.58		$9.36	$9.53

Total Return(c)
Based on net asset value	23.88	%(d)	(12.57	)%(d)	(4.22	)%(e)	3.86%		2.35	%(e)	(0.60)%	(5.74)%

Ratios to Average Net Assets(f)
Total expenses	2.57	%(g)	2.53	%(g)(h)	2.53	%(i)	2.38%		2.91%		2.85%	2.81%

Total expenses after fees waived and/or reimbursed	1.90	%(g)	2.53	%(g)(h)	2.53	%(i)	2.38%		2.91%		2.85%	2.80%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.90	%(g)	1.90	%(g)	1.92	%(i)	1.94%		2.71%		2.74%	2.74%

Net investment income (loss)	0.99	%(g)	0.26	%(g)	0.81%		0.25%		(2.30)%		(2.48)%	(2.67)%

Supplemental Data
Net assets, end of period (000)	$1,073		$1,164		$2,280		$3,240		$3,823		$5,979	$9,181

Portfolio turnover rate	98	%(j)	141	%(j)	128	%(j)	111	%(j)	7	%(j)	—%	—%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/20 (unaudited)	Period from 08/01/19 to 04/30/20	Year Ended July 31,
			2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.01%	0.02%	0.07%	0.17%	0.18%	0.16%

(g)	Annualized.
(h)

Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses excluding recoupment of past fees waived and/or reimbursed would have been 2.57%, respectively.

(i)

Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses excluding recoupment of past fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed would have been 2.51%, 2.51% and 1.90%, respectively.

(j)	Excludes underlying investments in total return swaps.

See notes to financial statements.

82	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Class K
	Six Months Ended 10/31/20 (unaudited)		Period from 08/01/19 to 04/30/20		Year Ended July 31, 2019		Period from 01/25/18(a) to 07/31/18

Net asset value, beginning of period	$8.84		$10.26		$10.59		$12.14

Net investment income(b)	0.10		0.10		0.19		0.13
Net realized and unrealized gain (loss)	2.07		(1.28)		(0.52)		(1.68)

Net increase (decrease) from investment operations	2.17		(1.18)		(0.33)		(1.55)

Distributions from net investment income	(0.01)		(0.24)		—		—

Net asset value, end of period	$11.00		$8.84		$10.26		$10.59

Total Return(d)
Based on net asset value	24.52	%(e)	(11.87	)%(e)	(3.12	)%(f)	(12.77	)%(e)

Ratios to Average Net Assets(g)
Total expenses	1.38	%(h)	1.41	%(h)(i)	1.37	%(j)	1.32	%(h)(k)

Total expenses after fees waived and/or reimbursed	0.81	%(h)	0.81	%(h)	0.87	%(j)	0.89%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.81	%(h)	0.81	%(h)	0.87%		0.89%

Net investment income	1.94	%(h)	1.33	%(h)	1.93%		2.33%

Supplemental Data
Net assets, end of period (000)	$97,723		$85,164		$80,529		$145,476

Portfolio turnover rate	98	%(l)	141	%(l)	128	%(l)	111	%(l)(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions
(e)	Aggregate total return.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/20 (unaudited)	Period from 08/01/19 to 04/30/20	Year Ended July 31, 2019	Period from 01/25/18(a) to 07/31/18
Investments in underlying funds	0.01%	0.01%	0.02%	0.07%

(h)	Annualized.
(i)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.45%.
(j)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.34% and 0.84%, respectively.
(k)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.31%.
(l)	Excludes underlying investments in total return swaps.
(m)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Equity Fund
	Institutional
	Six Months Ended 10/31/20 (unaudited)		Period from 08/01/19 to 04/30/20		Year Ended July 31,
					2019		2018		2017	2016		2015

Net asset value, beginning of period	$11.42		$12.67		$12.17		$11.62		$10.56	$11.92		$11.61

Net investment income (loss)(a)	(0.08)		(0.01)		0.05		(0.06)		(0.14)	(0.15)		(0.18)
Net realized and unrealized gain (loss)	0.02		(0.46)		0.57		0.61		1.20	(1.00)		0.50

Net increase (decrease) from investment operations	(0.06)		(0.47)		0.62		0.55		1.06	(1.15)		0.32

Distributions(b)
From net investment income	—		(0.04)		—		—		—	—		—
From net realized gain	(0.03)		(0.74)		(0.12)		—		—	(0.21)		(0.01)

Total distributions	(0.03)		(0.78)		(0.12)		—		—	(0.21)		(0.01)

Net asset value, end of period	$11.33		$11.42		$12.67		$12.17		$11.62	$10.56		$11.92

Total Return(c)
Based on net asset value	(0.50	)%(d)	(3.80	)%(d)	5.09%		4.73%		10.04%	(9.77)%		2.78%

Ratios to Average Net Assets(e)
Total expenses	1.80	%(f)	1.80	%(f)	1.76%		1.73%		1.78%	1.68%		1.67%

Total expenses after fees waived and/or reimbursed	1.57	%(f)	1.80	%(f)	1.76%		1.71%		1.78%	1.68%		1.67%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.57	%(f)	1.57	%(f)	1.63%		1.66%		1.70%	1.62%		1.60%

Net investment income (loss)	(1.39	)%(f)	(0.09	)%(f)	0.36%		(0.51)%		(1.28)%	(1.35)%		(1.53)%

Supplemental Data
Net assets, end of period (000)	$497,385		$492,021		$546,561		$559,028		$544,301	$824,306		$1,496,484

Portfolio turnover rate	—	%(g)	53	%(g)	7	%(g)	20	%(g)	—%	34	%(g)	17	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/20 (unaudited)	Period from 08/01/19 to 04/30/20	Year Ended July 31
			2019	2018	2017	2016	2015
Investments in underlying funds	—%	0.01%	0.01%	0.13%	0.16%	0.18%	0.16%

(f)	Annualized.
(g)	Excludes underlying investments in total return swaps.

See notes to financial statements.

84	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Equity Fund (continued)
	Investor A
	Six Months Ended 10/31/20 (unaudited)		Period from 08/01/19 to 04/30/20		Year Ended July 31,
					2019		2018		2017	2016		2015

Net asset value, beginning of period	$11.27		$12.50		$12.03		$11.52		$10.49	$11.84		$11.57

Net investment income (loss)(a)	(0.10)		(0.02)		0.01		(0.10)		(0.17)	(0.18)		(0.21)
Net realized and unrealized gain (loss)	0.02		(0.46)		0.56		0.61		1.20	(0.99)		0.49

Net increase (decrease) from investment operations	(0.08)		(0.48)		0.57		0.51		1.03	(1.17)		0.28

Distributions(b)
From net investment income	—		(0.01)		—		—		—	—		—
From net realized gain	(0.00	)(c)	(0.74)		(0.10)		—		—	(0.18)		(0.01)

Total distributions	(0.00)		(0.75)		(0.10)		—		—	(0.18)		(0.01)

Net asset value, end of period	$11.19		$11.27		$12.50		$12.03		$11.52	$10.49		$11.84

Total Return(d)
Based on net asset value	(0.67	)%(e)	(3.94	)%(e)	4.79%		4.43%		9.82%	(10.02)%		2.44%

Ratios to Average Net Assets(f)
Total expenses	2.04	%(g)	2.07	%(g)	2.04%		2.03%		2.10%	1.95%		1.93%

Total expenses after fees waived and/or reimbursed	1.82	%(g)	2.07	%(g)	2.04%		1.95%		2.10%	1.94%		1.92%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.81	%(g)	1.82	%(g)	1.88%		1.96%		1.98%	1.88%		1.86%

Net investment income (loss)	(1.64	)%(g)	(0.28	)%(g)	0.12%		(0.84)%		(1.60)%	(1.61)%		(1.80)%

Supplemental Data
Net assets, end of period (000)	$24,104		$23,509		$49,514		$49,180		$35,658	$122,464		$225,910

Portfolio turnover rate	—	%(h)	53	%(h)	7	%(h)	20	%(h)	—%	34	%(h)	17	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/20 (unaudited)	Period from 08/01/19 to 04/30/20	Year Ended July 31,
			2019	2018	2017	2016	2015
Investments in underlying funds	—%	0.01%	0.01%	0.13%	0.16%	0.18%	0.16%

(g)	Annualized.
(h)	Excludes underlying investments in total return swaps.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Equity Fund (continued)

	Investor C
	Six Months Ended 10/31/20 (unaudited)		Period from 08/01/19 to 04/30/20		Year Ended July 31,
					2019		2018		2017	2016		2015

Net asset value, beginning of period	$10.77		$11.99		$11.59		$11.18		$10.26	$11.63		$11.45

Net investment loss(a)	(0.13)		(0.09)		(0.08)		(0.18)		(0.24)	(0.26)		(0.30)
Net realized and unrealized gain (loss)	0.02		(0.44)		0.54		0.59		1.16	(0.97)		0.49

Net increase (decrease) from investment operations	(0.11)		(0.53)		0.46		0.41		0.92	(1.23)		0.19

Distributions from net realized gain	—		(0.69)		(0.06)		—		—	(0.14)		(0.01)

Net asset value, end of period	$10.66		$10.77		$11.99		$11.59		$11.18	$10.26		$11.63

Total Return(c)
Based on net asset value	(1.02	)%(d)	(4.51	)%(d)	4.02%		3.67%		8.97%	(10.66)%		1.69%

Ratios to Average Net Assets(e)
Total expenses	2.85	%(f)	2.83	%(f)	2.79%		2.76%		2.81%	2.71%		2.70%

Total expenses after fees waived and/or reimbursed	2.57	%(f)	2.83	%(f)	2.79%		2.72%		2.81%	2.71%		2.69%

Total expenses after fees waived and/or reimbursed and excluding interest expense	2.55	%(f)	2.57	%(f)	2.63%		2.69%		2.72%	2.64%		2.63%

Net investment income loss	(2.38	)%(f)	(1.04	)%(f)	(0.64)%		(1.58)%		(2.32)%	(2.37)%		(2.57)%

Supplemental Data
Net assets, end of period (000)	$8,205		$11,539		$17,282		$21,168		$25,857	$62,597		$100,783

Portfolio turnover rate	—	%(g)	53	%(g)	7	%(g)	20	%(g)	—%	34	%(g)	17	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/20 (unaudited)	Period from 08/01/19 to 04/30/20	Year Ended July 31,
			2019	2018	2017	2016	2015
Investments in underlying funds	—%	0.01%	0.01%	0.13%	0.16%	0.18%	0.16%

(f)	Annualized.
(g)	Excludes underlying investments in total return swaps.

See notes to financial statements.

86	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Equity Fund (continued)

	Class K
	Six Months Ended 10/31/20 (unaudited)		Period from 08/01/19 to 04/30/20		Year Ended July 31,					Period from 03/28/16(a) to 07/31/16
					2019		2018		2017

Net asset value, beginning of period	$11.44		$12.69		$12.19		$11.63		$10.56	$11.02

Net investment income (loss)(b)	(0.08)		(0.01)		0.06		(0.01)		(0.14)	(0.04)
Net realized and unrealized gain (loss)	0.03		(0.46)		0.56		0.57		1.21	(0.42)

Net increase (decrease) from investment operations	(0.05)		(0.47)		0.62		0.56		1.07	(0.46)

Distributions(c)
From net investment income	—		(0.04)		—		—		—	—
From net realized gain	(0.04)		(0.74)		(0.12)		—		—	—

Total distributions	(0.04)		(0.78)		(0.12)		—		—	—

Net asset value, end of period	$11.35		$11.44		$12.69		$12.19		$11.63	$10.56

Total Return(d)
Based on net asset value	(0.46	)%(e)	(3.77	)%(e)	5.11%		4.82%		10.13%	(4.17	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.77	%(g)	1.76	%(g)	1.72%		1.65%		1.70%	1.63%

Total expenses after fees waived and/or reimbursed	1.52	%(g)	1.76	%(g)	1.72%		1.64%		1.70%	1.63%

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.62	%(g)	1.52	%(g)	1.57%		1.58%		1.63%	1.56%

Net investment income (loss)	(1.37	)%(g)	(0.07	)%(g)	0.45%		(0.04)%		(1.32)%	(1.15)%

Supplemental Data
Net assets, end of period (000)	$695		$325		$453		$217		$108	$52,455

Portfolio turnover rate	—	%(h)	53	%(h)	7	%(h)	20	%(h)	—%	34	%(h)(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 10/31/20 (unaudited)	Period from 08/01/19 to 04/30/20	Year Ended July 31,			Period from 03/28/16(a) to 07/31/16
			2019	2018	2017
Investments in underlying funds	—%	0.01%	0.01%	0.13%	0.16%	0.18%

(g)	Annualized.
(h)	Excludes underlying investments in total return swaps.
(i)	Portfolio turnover rate is representative of the Fund for the entire year.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Advantage Emerging Markets Fund	Advantage Emerging Markets	Diversified
BlackRock Global Long/Short Equity Fund	Global Long/Short Equity	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 10 years	(c)

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
(c)	Effective November 23, 2020, the automatic conversion feature will be modified to reduce the conversion period from ten years to eight years.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its

88	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the Fund’s listing exchange. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the Fund’s listing exchange that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.

•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.

•

Exchange-traded equity options for which market quotations are readily available will be valued at the National Best Bid and Offer quotes (“NBBO”). NBBO represents the mean of the bid and ask prices as quoted on the exchange on which such options are traded. In the event that there is no mean price available, the last bid(long positions) or ask (short positions) price will be used. If no bid or ask price is available, the prior day’s price may be used. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements  (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not

90	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value - unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Morgan Stanley & Co. LLC	$101,299	$(101,299)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements  (unaudited) (continued)

the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

92	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets.

	Investment Advisory Fees
Average Daily Net Assets	Advantage Emerging Markets	Global Long/Short Equity
First $1 billion	0.80%	1.50%
$1 billion — $3 billion	0.75	1.41
$3 billion — $5 billion	0.72	1.35
$5 billion — $10 billion	0.70	1.31
Greater than $10 billion	0.68	1.28

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended October 31, 2020, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Total
Advantage Emerging Markets	$7,899	$5,647	$13,546
Global Long/Short Equity	30,885	50,643	81,528

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million — $1 billion	0.0400
$1 billion — $2 billion	0.0375
$2 billion — $4 billion	0.0350
$4 billion — $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements  (unaudited) (continued)

For the six months ended October 31, 2020, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$1,036	$632	$113	$9,931	$11,712
Global Long/Short Equity	51,621	2,471	1,013	39	55,144

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended October 31, 2020, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional
Global Long/Short Equity	$1,024

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2020, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$166	$184	$73	$ 166	$589
Global Long/Short Equity	613	368	246	6	1,233

For the six months ended October 31, 2020, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$1,990	$3,038	$1,124	$474	$6,626
Global Long/Short Equity	187,528	7,626	5,820	73	201,047

Other Fees: For the six months ended October 31, 2020, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Share Class	Advantage Emerging Markets	Global Long/Short Equity
Investor A	$14	$789

For the six months ended October 31, 2020, affiliates received CDSCs as follows:

Share Class	Advantage Emerging Markets	Global Long/Short Equity
Investor A	$—	$11,764
Investor C	40	180

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through August 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to May 24, 2019 for Advantage Emerging Markets and November 27, 2019 for Global Long/Short Equity, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2020, the amounts waived were as follows:

Fund Name	Amounts Waived
Advantage Emerging Markets	$2,269
Global Long/Short Equity	1,919

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds, affiliated and exchange-traded funds that have a contractual management fee through August 31, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended October 31, 2020 there were no fees waived and/or reimbursed by the Manager pursuant to these arrangements.

With respect to Advantage Emerging Markets, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”) through November 30, 2020. The expense limitations as a percentage of average daily net assets are as follows:

Fund Name/Share Class	Expense Limitation
Advantage Emerging Markets
Institutional	0.05%
Investor A	0.10
Investor C	0.10

94	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Fund Name/Share Class	Expense Limitation
Class K	0.01%

With respect to Global Long/Short Equity, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name/Share Class	Expense Limitation
Global Long/Short Equity
Institutional	1.57%
Investor A	1.82
Investor C	2.57
Class K	1.52

The Manager has agreed not to reduce or discontinue these contractual expense limitations through August 31, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.

Fund Name	Amounts Waived
Advantage Emerging Markets	$322,370
Global Long/Short Equity	525,808

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended October 31, 2020, class specific expense waivers and/or reimbursements are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$777	$459	$114	$9,931	$11,281
Global Long/Short Equity	51,621	2,267	1,013	39	54,940

Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$176	$573	$616	$473	$1,838
Global Long/Short Equity	58,477	1,632	3,273	73	63,455

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC (“Money Market Series”), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated – net in the Statements of Operations. For the six months ended October 31, 2020, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
Advantage Emerging Markets	$179

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements  (unaudited) (continued)

lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended October 31, 2020, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended October 31, 2020, purchases and sales of investments, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales
Advantage Emerging Markets	$106,040,990	$104,982,431
Global Long/Short Equity	—	682,670

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2020, the Advantage Emerging Markets had non-expiring capital loss carryforwards available to offset future realized capital gains of $27,400,186.

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

	Advantage Emerging Markets	Global Long/Short Equity
Tax cost	$104,379,813	$518,384,898

Gross unrealized appreciation	$23,318,433	$9,886,627
Gross unrealized depreciation	(8,538,365)	(84,809,429)

Net unrealized appreciation (depreciation)	$14,780,068	$(74,922,802)

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended October 31, 2020, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

96	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; and (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each Fund deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within certain Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements  (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 10/31/20		Period from 08/01/19 to 04/30/20		Year Ended 07/31/19
Advantage Emerging Markets	Shares	Amounts	Shares	Amounts	Shares	Amounts
Institutional
Shares sold	16,199	$162,219	59,500	$583,098	679,066	$6,836,422
Shares issued in reinvestment of distributions	748	7,726	25,009	264,098	—	—
Shares redeemed	(178,643)	(1,812,715)	(540,784)	(5,185,291)	(2,222,832)	(22,108,842)

	(161,696)	$(1,642,770)	(456,275)	$(4,338,095)	(1,543,766)	$(15,272,420)

Investor A
Shares sold and automatic conversion of shares	109,905	$1,132,844	287,739	$2,546,246	184,254	$1,895,000
Shares issued in reinvestment of distributions	20	209	7,600	78,963	—	—
Shares redeemed	(50,063)	(501,001)	(73,256)	(695,697)	(328,128)	(3,161,389)

	59,862	$632,052	222,083	$1,929,512	(143,874)	$(1,266,389)

Investor C
Shares sold	11,682	$111,794	2,255	$22,122	6,834	$62,855
Shares issued in reinvestment of distributions	—	—	897	8,915	—	—
Shares redeemed and automatic conversion of shares	(47,569)	(458,220)	(102,004)	(936,146)	(93,436)	(854,036)

	(35,887)	$(346,426)	(98,852)	$(905,109)	(86,602)	$(791,181)

Class K
Shares sold	2,547,879	$25,711,507	4,055,785	$39,786,672	4,600,094	$45,101,567
Shares issued in reinvestment of distributions	6,393	65,976	192,716	2,033,150	—	—
Shares redeemed	(3,304,059)	(34,145,705)	(2,465,921)	(23,899,496)	(10,485,440)	(105,056,304)

	(749,787)	$(8,368,222)	1,782,580	$17,920,326	(5,885,346)	$(59,954,737)

	(887,508)	$(9,725,366)	1,449,536	$14,606,634	(7,659,588)	$(77,284,727)

98	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 10/31/20		Period from 08/01/19 to 04/30/20		Year Ended 07/31/19
Global Long/Short Equity	Shares	Amounts	Shares	Amounts	Shares	Amounts
Institutional
Shares sold	8,264,861	$96,711,476	19,507,283	$230,149,138	15,050,878	$186,626,984
Shares issued in reinvestment of distributions	86,013	1,014,953	2,010,045	23,115,520	270,407	3,293,554
Shares redeemed	(7,515,307)	(87,681,923)	(21,587,415)	(251,472,473)	(18,097,432)	(224,453,776)

	835,567	$10,044,506	(70,087)	$1,792,185	(2,776,147)	$(34,533,238)

Investor A
Shares sold and automatic conversion of shares	595,875	$6,863,763	778,118	$9,051,266	675,932	$8,269,287
Shares issued in reinvestment of distributions	803	9,372	165,473	1,879,770	33,587	404,392
Shares redeemed	(528,569)	(6,047,907)	(2,817,305)	(33,535,373)	(836,781)	(10,217,483)

	68,109	$825,228	(1,873,714)	$(22,604,337)	(127,262)	$(1,543,804)

Investor C
Shares sold	11,713	$128,487	60,668	$681,106	196,342	$2,300,717
Shares issued in reinvestment of distributions	—	—	75,994	827,570	8,705	100,982
Shares redeemed and automatic conversion of shares	(313,198)	(3,446,230)	(506,845)	(5,673,845)	(589,686)	(6,931,926)

	(301,485)	$(3,317,743)	(370,183)	$(4,165,169)	(384,639)	$(4,530,227)

Class K
Shares sold	33,287	$382,855	51,096	$595,204	38,310	$480,954
Shares issued in reinvestment of distributions	95	1,121	2,152	24,794	254	3,097
Shares redeemed	(557)	(6,426)	(60,550)	(704,301)	(20,617)	(262,158)

	32,825	$377,550	(7,302)	$(84,303)	17,947	$221,893

	635,016	$7,929,541	(2,321,286)	$(25,061,624)	(3,270,101)	$(40,385,376)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	99

Disclosure of Investment Advisory Agreement and Sub-Advisory  Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 7, 2020 (the “April Meeting”) and May 11-13, 2020 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Advantage Emerging Markets Fund (“Advantage Emerging Markets Fund”) and BlackRock Global Long/Short Equity Fund (“Global Long/Short Equity Fund”) (each a “Fund” and collectively, the “Funds”), each a series of the Trust, and BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to Global Long/Short Equity Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fourteen individuals, twelve of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreements

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements, the Board’s consideration entails a year-long deliberative process whereby the Board and its committees assess BlackRock’s services to the Funds. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) with respect to each Fund, investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to the Fund’s peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Trust’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

100	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement  (continued)

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of each Fund’s portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2019, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, with respect to Global Long/Short Equity Fund, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-, three- and five-year periods reported, Advantage Emerging Markets Fund ranked in the third, fourth and fourth quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods. The Board noted that, among other things, effective June 12, 2017, the Fund had undergone changes in its investment objective, investment strategy and portfolio management team, and in connection with such changes, the Fund changed its name from BlackRock Emerging Markets Long/Short Equity Fund to BlackRock Advantage Emerging Markets Fund.

The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.

The Board reviewed and considered Global Long/Short Equity Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for each of the one-, three- and five-year periods reported, the Fund underperformed its total return target. The Board noted that BlackRock

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT	101

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement  (continued)

believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2019 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that Global Long/Short Equity Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. In addition, the Board noted that BlackRock and the Board agreed to a lower contractual expense cap, on a class by class basis. After discussions between the Board, including Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the contractual cap.

The Board noted that Advantage Emerging Markets Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board noted that if the size of the Fund were to decrease, the Fund could lose the benefit of one or more breakpoints. The Board also noted that BlackRock proposed, and the Board agreed to, a contractual adjustment to reduce specified levels within the breakpoint schedule. This adjustment was implemented on May 24, 2019. Additionally, the Board noted that BlackRock proposed, and the Board agreed to, an expense limitation agreement pursuant to which BlackRock has agreed to waive and/or reimburse certain operating and other expenses to a specified amount of the Fund’s average daily net assets on a class-by-class basis. This expense limitation agreement was implemented on May 24, 2019.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts

102	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement  (continued)

to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2021, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Fund, for a one-year term ending June 30, 2021. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund, as pertinent, and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT	103

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

104	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser

BlackRock International Limited(a)

Edinburgh, EH3 8BL

United Kingdom

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

(a) For Global Long/Short Equity.

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

ADDITIONAL INFORMATION	105

Glossary of Terms Used in this Report

Currency Abbreviation

CHF	Swiss Franc

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

ARB	Airport Revenue Bonds

DIP	Debtor-In-Possession

GDR	Global Depositary Receipt

LP	Limited Partnership

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PILOT	Payment in Lieu of Taxes

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SAN	State Aid Notes

SCA	Svenska Celluosa Aktiebolaget

SEB	SEB Securities Inc.

SRF	State Revolving Fund

ST	Special Tax

106	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EMLSGLS-10/20-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment

Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Section 906 Certifications are attached

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: December 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: December 31, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: December 31, 2020

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